UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08764

PACE® Select Advisors Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Mark F. Kemper, Esq. UBS Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.  Schedule of Investments

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
US government and agency obligations—74.78%
Federal Home Loan Bank
0.235%, due 05/04/16[1]	3,000,000	2,999,961
0.240%, due 05/24/16[1]	8,000,000	7,998,827
0.290%, due 05/26/16[1]	2,900,000	2,899,439
0.290%, due 06/03/16[1]	5,000,000	4,998,711
0.290%, due 06/06/16[1]	3,000,000	2,999,154
0.290%, due 06/14/16[1]	5,000,000	4,998,268
0.295%, due 06/14/16[1]	5,000,000	4,998,238
0.295%, due 06/17/16[1]	300,000	299,887
0.300%, due 06/06/16[1]	5,000,000	4,998,542
0.305%, due 06/21/16[1]	5,000,000	4,997,882
0.330%, due 06/13/16[1]	2,000,000	1,999,230
0.340%, due 07/27/16[1]	8,000,000	7,993,502
0.374%, due 05/18/16[1]	7,000,000	6,998,836
0.380%, due 05/09/16[1]	5,000,000	4,999,631
0.390%, due 05/04/16[1]	10,000,000	9,999,783
0.394%, due 05/01/16[2]	5,000,000	4,999,983
0.400%, due 05/13/16[1]	2,000,000	1,999,756
0.420%, due 07/05/16[1]	3,000,000	2,997,760
0.480%, due 10/21/16[1]	5,000,000	4,988,533
0.531%, due 05/22/16[2]	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.
0.270%, due 06/02/16[1]	3,000,000	2,999,303
Federal National Mortgage Association
0.330%, due 05/11/16[1]	10,000,000	9,999,175
0.335%, due 05/18/16[1]	5,000,000	4,999,256
US Treasury Bills
0.289%, due 06/09/16[1]	2,000,000	1,999,390
0.289%, due 06/09/16[1]	5,000,000	4,998,474
0.370%, due 06/02/16[1]	3,000,000	2,999,044
0.515%, due 09/15/16[1]	10,000,000	9,980,544
0.568%, due 04/27/17[1]	4,000,000	3,977,280
US Treasury Notes
0.500%, due 09/30/16	5,000,000	5,002,587
0.500%, due 01/31/17	3,000,000	2,999,781
0.750%, due 01/15/17	3,000,000	3,004,578
Total US government and agency obligations (cost—$147,125,335)		147,125,335

Repurchase agreements—24.74%
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.270% due 05/02/16, collateralized by $43,959,000 Federal Home Loan Mortgage Corp. obligations, 1.000% to 2.060% due 01/29/18 to 05/27/21; (value—$44,370,922); proceeds:$43,500,979	43,500,000	43,500,000
Repurchase agreement dated 04/29/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280 due 05/02/16, collateralized by $4,106,000 US Treasury Bond, 3.750% due 11/15/43; (value—$5,100,069); proceeds: $5,000,117	5,000,000	5,000,000

PACE Select Advisors Trust

PACE Government Money Market Investments (formerly, PACE Money Market Investments)

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $168,315 US Treasury Note, 1.750% due 09/30/19; (value—$172,546); proceeds:$169,000	169,000	169,000
Total repurchase agreements (cost—$48,669,000)		48,669,000
Total investments (cost—$195,794,335 which approximates cost for federal income tax purposes)—99.52%		195,794,335
Other assets in excess of liabilities—0.48%		949,897
Net assets (applicable to 196,743,622 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		196,744,232

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	147,125,335	—	147,125,335
Repurchase agreements	—	48,669,000	—	48,669,000
Total	—	195,794,335	—	195,794,335

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity—50 days

Portfolio footnotes

1                 Rates shown are the discount rates at date of purchase unless otherwise noted.

2                 Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
US government obligation—1.41%
US Treasury Note
1.500%, due 03/31/23 (cost—$7,227,607)	7,300,000	7,250,097

Government national mortgage association certificates—36.20%
GNMA
3.000%, due 11/15/42	160,946	166,577
3.000%, due 02/15/43	712,074	738,609
3.000%, due 05/15/43[1]	2,589,100	2,679,686
3.000%, due 06/15/43[1]	779,921	807,211
3.000%, due 07/15/43	275,187	284,815
3.000%, due 01/15/45	458,614	475,610
3.000%, due 02/15/45	55,623	57,684
3.000%, due 07/15/45	743,349	770,959
3.000%, due 08/15/45[1]	1,605,889	1,662,074
3.000%, due 10/15/45[1]	1,221,130	1,266,446
3.000%, due 12/15/45[1]	894,961	926,273
3.500%, due 11/15/42	1,195,091	1,262,285
3.500%, due 09/15/44	149,585	157,978
3.500%, due 11/15/44	6,791,687	7,176,946
3.500%, due 03/15/45	2,572,186	2,720,479
3.500%, due 04/15/45	7,530,171	7,957,644
3.500%, due 06/15/45	685,972	725,171
3.500%, due 07/15/45	192,530	203,412
3.500%, due 09/15/45	1,218,385	1,288,126
4.000%, due 12/15/41	2,056,002	2,225,240
4.500%, due 09/15/39	1,173,854	1,302,851
4.500%, due 06/15/40	550,824	603,625
5.000%, due 12/15/34	263,195	292,150
5.000%, due 04/15/38	230,181	256,435
5.000%, due 05/15/38	6,434	7,170
5.000%, due 08/15/39	243,977	269,013
5.000%, due 09/15/39	662,646	737,597
5.000%, due 10/15/39	6,956	7,743
5.000%, due 12/15/39	18,449	20,486
5.000%, due 02/15/40	385,247	427,687
5.000%, due 05/15/40	507,881	563,880
5.000%, due 09/15/40	11,423	12,681
5.000%, due 05/15/41	103,415	114,028
5.500%, due 08/15/35	43,189	48,484
5.500%, due 02/15/38	5,233	5,846
5.500%, due 04/15/38	438,649	489,948
5.500%, due 05/15/38	469,591	526,511
5.500%, due 06/15/38	200,012	223,936
5.500%, due 10/15/38	1,127,830	1,262,717
5.500%, due 11/15/38	66,135	74,012
5.500%, due 12/15/38	13,301	14,892
5.500%, due 03/15/39	272,935	306,757
5.500%, due 05/15/39	109,374	122,456
5.500%, due 09/15/39	559,052	625,862
5.500%, due 01/15/40	10,426	11,683
5.500%, due 03/15/40	814,430	911,299

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(continued)
5.500%, due 05/15/40	15,612	17,446
6.500%, due 02/15/29	1,044	1,195
6.500%, due 01/15/36	11,975	13,707
6.500%, due 09/15/36	248,510	290,473
6.500%, due 02/15/37	14,198	16,457
6.500%, due 04/15/37	12,228	14,284
6.500%, due 01/15/38	11,844	13,649
6.500%, due 06/15/38	40,661	47,260
6.500%, due 07/15/38	31,763	37,398
6.500%, due 11/15/38	9,986	12,275
7.500%, due 08/15/21	2,363	2,392
8.000%, due 02/15/23	513	561
8.250%, due 04/15/19	61,144	63,968
10.500%, due 02/15/19	12,684	12,761
10.500%, due 06/15/19	16,364	16,464
10.500%, due 07/15/19	9,884	9,944
10.500%, due 07/15/20	1,871	1,883
10.500%, due 08/15/20	17,464	17,733
GNMA I
3.000%, due 07/15/45	915,206	947,226
3.000%, due 12/15/45	81,313	84,343
GNMA II
2.500%, due 03/20/45	959,302	961,395
3.500%, due 04/20/45	18,949	20,097
3.500%, due 09/20/45	8,496,921	8,982,319
3.500%, due 11/20/45	991,630	1,054,546
3.500%, due 12/20/45	14,674,650	15,517,674
4.000%, due 07/20/41	53,327	56,996
4.500%, due 08/20/45	719,560	772,243
5.000%, due 12/20/33	396,205	444,893
5.000%, due 01/20/34	212,029	235,208
5.000%, due 02/20/38	266,943	296,134
5.000%, due 04/20/38	336,252	377,267
5.000%, due 08/20/41	40,975	45,460
5.000%, due 12/20/42	57,790	62,795
5.000%, due 08/20/43	5,036,699	5,456,372
6.000%, due 10/20/38	9,091	9,806
6.500%, due 09/20/32	10,548	12,083
6.500%, due 11/20/38	11,733	12,417
7.000%, due 03/20/28	52,362	53,651
9.000%, due 04/20/25	9,613	10,953
9.000%, due 12/20/26	3,378	3,574
9.000%, due 01/20/27	10,425	10,722
9.000%, due 09/20/30	1,148	1,153
9.000%, due 10/20/30	3,753	3,918
9.000%, due 11/20/30	5,073	5,166
GNMA II ARM
1.750%, due 06/20/22	55,070	56,501
1.750%, due 01/20/23	41,076	42,101
1.750%, due 03/20/23	21,653	22,228
1.750%, due 01/20/24	53,805	55,080
1.750%, due 04/20/24	66,358	66,820
1.750%, due 02/20/25	13,305	13,676

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Government national mortgage association certificates—(concluded)
1.750%, due 03/20/26	13,856	14,298
1.750%, due 04/20/26	121,008	124,406
1.750%, due 06/20/26	51,766	53,426
1.750%, due 01/20/27	78,468	78,890
1.750%, due 04/20/27	31,209	32,331
1.750%, due 01/20/28	12,848	13,286
1.750%, due 02/20/28	9,040	9,251
1.750%, due 04/20/30	10,172	10,559
1.750%, due 05/20/30	116,811	121,205
1.875%, due 07/20/17	876	880
1.875%, due 09/20/21	67,890	69,695
1.875%, due 08/20/25	18,497	19,120
1.875%, due 09/20/25	24,937	25,773
1.875%, due 08/20/26	26,918	27,864
1.875%, due 07/20/27	9,905	10,258
1.875%, due 07/20/30	57,702	59,909
2.000%, due 01/20/25	6,176	6,376
2.000%, due 05/20/25	7,030	7,259
2.000%, due 09/20/26	4,223	4,368
2.000%, due 01/20/27	4,924	5,107
2.000%, due 02/20/27	10,640	10,978
2.000%, due 04/20/27	3,460	3,548
2.000%, due 08/20/27	29,572	30,552
2.000%, due 04/20/30	10,993	11,414
2.000%, due 05/20/30	352,777	366,136
2.000%, due 07/20/30	19,517	20,229
2.000%, due 08/20/30	103,130	106,958
2.500%, due 04/20/18	1,444	1,445
2.500%, due 11/20/21	14,532	14,924
2.500%, due 03/20/25	21,732	22,693
2.500%, due 07/20/30	36,965	38,369
2.500%, due 08/20/30	2,061	2,121
2.500%, due 10/20/30	13,916	14,423
3.000%, due 04/20/18	1,552	1,575
3.000%, due 05/20/25	43,379	45,513
3.000%, due 06/20/25	16,880	17,549
3.500%, due 03/20/25	8,781	8,826
4.000%, due 01/20/18	21,043	21,497
4.000%, due 05/20/18	1,471	1,480
4.000%, due 06/20/19	11,694	11,822
GNMA TBA
4.000%	3,000,000	3,205,114
GNMA I TBA
4.000%	3,000,000	3,211,677
4.500%	4,500,000	4,903,505
GNMA II TBA
3.000%	29,000,000	29,983,319
3.500%	21,000,000	22,173,602
4.000%	27,000,000	28,796,576
4.500%	13,000,000	13,938,183
Total government national mortgage association certificates (cost—$185,345,977)		186,735,930

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—22.55%
FHLMC
2.500%, due 01/01/31	480,371	495,383
3.000%, due 04/01/43	418,322	429,092
3.000%, due 05/01/43	404,011	414,400
3.000%, due 12/01/44	328,935	337,226
3.000%, due 04/01/45	2,189,877	2,244,948
3.500%, due 09/01/32	781,806	831,424
4.000%, due 01/01/37	481,888	514,436
4.000%, due 07/01/43	333,658	360,213
4.000%, due 06/01/44	1,588,189	1,695,924
4.000%, due 08/01/44	4,883,434	5,299,712
4.500%, due 05/01/38	78,274	82,944
5.000%, due 10/01/25	93,458	102,626
5.000%, due 11/01/27	9,579	10,546
5.000%, due 07/01/33	11,417	11,934
5.000%, due 09/01/33	317,770	357,196
5.000%, due 01/01/34	51,071	56,634
5.000%, due 06/01/34	17,524	19,411
5.000%, due 04/01/35	58,029	63,761
5.000%, due 05/01/35	192,241	213,072
5.000%, due 07/01/35	1,563,389	1,735,182
5.000%, due 08/01/35	56,432	62,525
5.000%, due 10/01/35	46,731	51,796
5.000%, due 12/01/35	4,806	5,325
5.000%, due 02/01/37	129,174	142,517
5.000%, due 06/01/37	82,423	90,957
5.000%, due 07/01/38	390,492	428,956
5.000%, due 11/01/38	423,441	465,559
5.000%, due 06/01/39	104,301	114,772
5.000%, due 08/01/39	41,686	45,961
5.000%, due 03/01/40	12,668	14,036
5.000%, due 07/01/40	669,985	738,402
5.000%, due 08/01/40	90,923	100,286
5.000%, due 09/01/40	275,014	302,059
5.000%, due 11/01/40	378,134	417,031
5.000%, due 02/01/41	727,969	804,178
5.000%, due 03/01/41	58,720	64,816
5.000%, due 04/01/41	1,733,841	1,915,507
5.000%, due 05/01/41	338,996	373,966
5.000%, due 06/01/41	100,575	110,490
5.000%, due 07/01/41	68,452	75,501
5.000%, due 08/01/44	145,056	160,970
5.500%, due 06/01/28	2,202	2,446
5.500%, due 02/01/32	3,152	3,555
5.500%, due 12/01/32	4,200	4,736
5.500%, due 02/01/33	92,807	103,208

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
5.500%, due 05/01/33	1,562	1,760
5.500%, due 06/01/33	261,840	295,358
5.500%, due 12/01/33	85,909	97,131
5.500%, due 07/01/34	58,484	62,239
5.500%, due 12/01/34	75,700	85,498
5.500%, due 06/01/35[1]	1,297,793	1,465,032
5.500%, due 07/01/35	9,008	10,107
5.500%, due 10/01/35	295,677	334,049
5.500%, due 12/01/35	207,474	233,760
5.500%, due 06/01/36	731,821	826,245
5.500%, due 07/01/36	48,692	53,356
5.500%, due 12/01/36[1]	1,137,006	1,271,155
5.500%, due 03/01/37	134,543	150,882
5.500%, due 07/01/37	94,034	103,094
5.500%, due 10/01/37	7,181	8,045
5.500%, due 04/01/38	240,097	269,406
5.500%, due 05/01/38	23,919	26,575
5.500%, due 12/01/38	4,612	5,187
5.500%, due 01/01/39	99,985	112,105
5.500%, due 09/01/39	307,216	347,911
5.500%, due 02/01/40	15,375	17,268
5.500%, due 03/01/40	12,849	14,348
5.500%, due 05/01/40	200,898	225,670
5.500%, due 02/01/41	73,245	81,448
5.500%, due 03/01/41	211,528	237,577
6.000%, due 11/01/37	1,908,545	2,172,698
7.000%, due 08/01/25	317	367
9.000%, due 04/01/25	28,758	28,899
11.000%, due 06/01/19	189	190
11.000%, due 09/01/20	151	153
11.500%, due 06/01/19	9,560	9,611
FHLMC ARM
2.424%, due 11/01/27	73,723	75,269
2.472%, due 01/01/28	15,400	15,931
2.502%, due 04/01/29	97,973	99,621
2.563%, due 10/01/23	40,430	41,427
2.576%, due 06/01/28	243,392	256,467
2.619%, due 11/01/29	281,609	293,636
2.623%, due 07/01/24	102,590	103,888
2.684%, due 07/01/28	101,134	105,594
2.734%, due 10/01/27	172,408	183,171
2.772%, due 10/01/27	180,400	189,725
2.810%, due 01/01/29	160,413	170,621
2.820%, due 12/01/29	54,621	56,907
2.975%, due 11/01/25	149,645	159,429
3.000%, due 01/01/30	29,036	29,260
FHLMC TBA
3.000%	19,000,000	19,427,852
3.500%	32,000,000	33,445,000
4.000%	14,000,000	14,947,184
4.500%	15,000,000	16,312,208
Total federal home loan mortgage corporation certificates (cost—$115,344,744)		116,335,933

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal housing administration certificates—0.05%
FHA GMAC
7.400%, due 02/01/21[2,3]	51,965	50,925
FHA Reilly
6.896%, due 07/01/20[2,3]	193,312	189,446
Total federal housing administration certificates (cost—$245,527)		240,371

Federal national mortgage association certificates—67.57%
FNMA
2.000%, due 05/01/28	276,335	279,437
2.000%, due 08/01/28	368,887	373,022
2.000%, due 10/01/28	1,778,599	1,798,518
2.500%, due 06/01/28	371,508	384,400
2.500%, due 07/01/28	2,865,384	2,959,594
2.500%, due 08/01/28	847,762	878,773
2.500%, due 09/01/28	22,619	23,347
2.500%, due 09/01/30	57,609	59,320
2.500%, due 11/01/30	644,790	663,250
2.500%, due 01/01/31	2,935,717	3,019,309
3.000%, due 05/01/28	387,833	406,158
3.000%, due 08/01/30	363,275	379,759
3.000%, due 10/01/30	58,898	61,571
3.000%, due 11/01/30	365,158	381,838
3.000%, due 12/01/30	420,296	439,524
3.000%, due 10/01/42	813,857	836,095
3.000%, due 01/01/43	3,128,299	3,213,761
3.000%, due 04/01/43	1,207,837	1,240,742
3.000%, due 05/01/43	1,267,134	1,301,655
3.000%, due 06/01/43	178,602	183,459
3.000%, due 09/01/43	1,418,243	1,459,132
3.330%, due 07/01/22	3,886,000	4,172,329
3.440%, due 02/01/32	4,000,000	4,186,943
3.500%, due 11/01/22	393,065	416,220
3.500%, due 10/01/23	26,036	27,566
3.500%, due 01/01/24	198,420	210,121
3.500%, due 07/01/25	655,419	693,783
3.500%, due 11/01/25	807,315	857,644
3.500%, due 12/01/25	46,557	49,258
3.500%, due 01/01/26	432,050	457,346
3.500%, due 07/01/26	2,361,784	2,497,232
3.500%, due 03/01/27	21,401	22,930
3.500%, due 04/01/29	242,743	256,751
3.500%, due 08/01/29	119,762	127,790
3.500%, due 10/01/29	23,061	24,392

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
3.500%, due 06/01/30	282,601	298,976
3.500%, due 08/01/30	26,117	27,708
3.500%, due 09/01/30	323,049	342,629
3.500%, due 10/01/30	531,396	562,138
3.500%, due 10/01/40	1,979,297	2,077,686
3.500%, due 12/01/41	1,635,714	1,733,847
3.500%, due 03/01/42	705,383	744,875
3.500%, due 04/01/42	97,272	101,978
3.500%, due 12/01/42	2,759,539	2,915,708
3.500%, due 03/01/43	1,512,873	1,596,746
3.500%, due 05/01/43	5,736,747	6,072,843
3.500%, due 07/01/43	483,706	510,175
3.500%, due 07/01/45	1,062,357	1,115,199
3.500%, due 08/01/45	142,815	149,970
3.500%, due 01/01/46	962,913	1,016,791
3.600%, due 08/01/23	817,000	888,768
3.765%, due 12/01/25	3,000,000	3,319,981
4.000%, due 03/01/19	22,910	23,805
4.000%, due 06/01/19	23,894	24,828
4.000%, due 07/01/25	30,576	32,576
4.000%, due 08/01/25	77,086	82,128
4.000%, due 09/01/25	70,624	74,767
4.000%, due 10/01/25	26,988	28,506
4.000%, due 11/01/25	235,569	251,167
4.000%, due 01/01/26	453,789	480,972
4.000%, due 02/01/26	1,742,278	1,850,137
4.000%, due 03/01/26	1,385,945	1,477,567
4.000%, due 04/01/26	3,193,840	3,405,935
4.000%, due 08/01/32	13,234	14,389
4.000%, due 06/01/33	250,151	272,033
4.000%, due 07/01/33	775,625	839,129
4.000%, due 07/01/34	1,279,753	1,391,694
4.000%, due 05/01/39	213,367	230,447
4.000%, due 09/01/39	488,603	530,873
4.000%, due 08/01/40	2,584,969	2,769,848
4.000%, due 09/01/40	5,548,844	5,945,597
4.000%, due 12/01/40	6,423,445	6,961,075
4.000%, due 04/01/41	1,522,777	1,645,352
4.000%, due 11/01/41	1,178,332	1,281,331
4.000%, due 12/01/41	1,468,646	1,595,881
4.000%, due 07/01/42	6,507,324	7,068,344
4.000%, due 09/01/42	8,843,082	9,611,090
4.000%, due 10/01/42	6,529,059	7,096,116
4.000%, due 08/01/45	2,707,856	2,925,918
4.500%, due 11/01/17[1]	9,377	9,641
4.500%, due 02/01/18[1]	243,863	250,728
4.500%, due 04/01/18[1]	1,451,601	1,492,597
4.500%, due 05/01/18[1]	41,079	42,242
4.500%, due 06/01/18[1]	58,208	59,866
4.500%, due 05/01/19[1]	4,046	4,166
4.500%, due 09/01/19[1]	94,206	96,968
4.500%, due 08/01/20[1]	42,265	43,502
4.500%, due 05/01/21[1]	225,646	232,141

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
4.500%, due 03/01/23[1]	10,983	11,682
4.500%, due 06/01/35[1]	17,941	18,936
4.500%, due 03/01/38[1]	51,490	54,554
4.500%, due 01/01/39[1]	2,798	3,043
4.500%, due 03/01/39[1]	19,056	21,032
4.500%, due 06/01/39[1]	123,660	136,413
4.500%, due 07/01/39[1]	3,121	3,395
4.500%, due 08/01/39[1]	216,932	235,432
4.500%, due 10/01/39[1]	8,625	9,498
4.500%, due 12/01/39[1]	697,878	771,054
4.500%, due 01/01/40[1]	5,786	6,399
4.500%, due 02/01/40[1]	6,949	7,679
4.500%, due 03/01/40[1]	136,184	149,998
4.500%, due 08/01/40[1]	116,818	128,551
4.500%, due 11/01/40[1]	614,982	679,102
4.500%, due 07/01/41[1]	807,494	890,387
4.500%, due 08/01/41[1]	1,326,370	1,471,971
4.500%, due 09/01/41[1]	48,298	53,104
4.500%, due 08/01/42[1]	5,724	6,314
4.500%, due 09/01/43[1]	499,637	554,003
4.500%, due 11/01/43[1]	111,865	123,544
4.500%, due 07/01/44[1]	545,534	603,829
4.500%, due 12/01/44	3,401	3,737
5.000%, due 05/01/17	66,969	68,912
5.000%, due 12/01/17	231,801	239,177
5.000%, due 03/01/23	5,590	5,990
5.000%, due 05/01/23	136,696	145,590
5.000%, due 09/01/23	532,053	588,185
5.000%, due 07/01/24	757,361	837,264
5.000%, due 03/01/25	33,382	36,904
5.000%, due 07/01/27	782,904	865,501
5.000%, due 03/01/33	92,893	101,823
5.000%, due 10/01/34	23,989	26,519
5.000%, due 05/01/37	45,917	50,067
5.000%, due 09/01/37	50,525	55,305
5.000%, due 06/01/38	125,612	137,478
5.000%, due 08/01/41	50,910	56,493
5.500%, due 06/01/23	859,771	961,091
5.500%, due 10/01/24	12,390	13,854
5.500%, due 11/01/25	16,955	18,958
5.500%, due 07/01/27	203,644	227,691
5.500%, due 11/01/32	133,464	150,702
5.500%, due 12/01/33	1,537	1,736
5.500%, due 04/01/34	90,299	101,763
5.500%, due 01/01/35	133,500	149,233
5.500%, due 04/01/36	91,225	102,034
5.500%, due 04/01/37	56,827	60,501
5.500%, due 05/01/37	360,807	408,740
5.500%, due 07/01/37	187,880	212,864
5.500%, due 06/01/38	342,875	386,917
5.500%, due 06/01/39	1,778,931	2,015,242
5.500%, due 11/01/39	697,896	791,739
5.500%, due 07/01/40	880,164	987,449

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(continued)
5.500%, due 02/01/42	540,461	605,938
6.000%, due 11/01/21	63,407	67,379
6.000%, due 01/01/23	195,687	208,856
6.000%, due 03/01/23	308,928	336,813
6.000%, due 11/01/26	39,487	44,953
6.000%, due 02/01/32	82,396	93,802
6.000%, due 12/01/32	23,044	26,679
6.000%, due 01/01/33	145,053	165,132
6.000%, due 02/01/33	31,592	36,351
6.000%, due 09/01/34	182,727	208,462
6.000%, due 04/01/35	698	794
6.000%, due 05/01/35	110,600	126,185
6.000%, due 06/01/35	28,340	32,437
6.000%, due 07/01/35	64,321	73,751
6.000%, due 09/01/35	2,340	2,680
6.000%, due 01/01/36	57,199	65,301
6.000%, due 06/01/36	567	647
6.000%, due 09/01/36	65,121	74,266
6.000%, due 10/01/36	26,892	30,673
6.000%, due 12/01/36	268,150	308,814
6.000%, due 03/01/37	29,719	34,214
6.000%, due 09/01/37	39,434	40,741
6.000%, due 10/01/37	123,351	137,148
6.000%, due 12/01/37	134,020	152,638
6.000%, due 08/01/38	2,241	2,551
6.000%, due 11/01/38	708,339	815,450
6.000%, due 05/01/39	86,660	99,672
6.000%, due 11/01/40	984,643	1,135,875
6.500%, due 07/01/19	8,597	9,857
6.500%, due 10/01/36	563,501	646,048
6.500%, due 02/01/37	8,528	10,185
6.500%, due 07/01/37	34,136	39,137
6.500%, due 08/01/37	134,254	154,448
6.500%, due 09/01/37	120,058	137,646
6.500%, due 12/01/37	251,497	304,623
6.500%, due 08/01/38	2,087	2,393
6.500%, due 05/01/40	1,952,656	2,238,702
7.500%, due 11/01/26	19,043	19,337
8.000%, due 11/01/26	12,968	13,422
9.000%, due 02/01/26	13,702	15,434
FNMA ARM
1.550%, due 03/01/44	309,345	315,457
1.895%, due 07/01/30	20,524	20,820
1.980%, due 10/01/26	92,460	93,602
2.345%, due 09/01/26	20,537	20,604
2.491%, due 02/01/26	34,737	34,854
2.564%, due 03/01/25	71,535	74,541
2.588%, due 05/01/30	40,661	42,325
2.625%, due 02/01/30	4,142	4,160
2.774%, due 12/01/27	21,326	22,184

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Federal national mortgage association certificates—(concluded)
FNMA TBA
2.500%[1]	41,000,000	42,060,455
3.000%	37,500,000	38,866,544
3.500%[1]	70,400,000	73,704,603
4.000%[1]	42,000,000	44,827,806
5.000%	4,700,000	5,144,076
6.000%	1,000,000	1,139,613
Total federal national mortgage association certificates (cost—$345,185,316)		348,602,800

Collateralized mortgage obligations—20.71%
Alternative Loan Trust,
Series 2003-16T1, Class A2 0.909%, due 09/25/33[4]	51,878	51,167
Series 2004-J7, Class 2A1 1.219%, due 09/25/34[4]	96,910	94,275
ARM Trust, Series 2005-8, Class 3A21
2.823%, due 11/25/35[4]	1,206,784	1,013,385
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A
1.653%, due 01/15/28[4,5]	500,000	495,841
BAMLL Re-REMIC Trust, Series 2011-07C1, Class A3A
5.383%, due 11/15/16[5]	267,677	268,903
BCAP LLC 2010-RR1 Trust, Series 2010-RR1, Class 1A4
2.921%, due 03/26/37[4,5]	284,463	225,144
BCAP LLC 2011-RR10 Trust, Series 2011-RR10, Class 3A5
2.864%, due 06/26/35[4,5]	313,057	310,189
BCAP LLC 2011-RR11 Trust,
Series 2011-R11, Class 22A1 1.904%, due 10/26/35[4,5]	172,068	171,071
Series 2011-R11, Class 8A5 0.632%, due 07/26/36[4,5]	335,835	315,743
BCAP LLC 2011-RR6-I Trust, Series 2011-RR6, Class 11A1
0.683%, due 07/26/35[4,5]	24,232	24,158
BCAP LLC 2013-RR1 Trust, Series 2013-RR1, Class 3A4
6.711%, due 10/26/37[4,5]	469,946	445,363
BCAP LLC 2013-RR5 Trust, Series 2013-RR5, Class 5A1
1.190%, due 11/26/46[4,5]	329,002	313,918
BCAP LLC 2014-RR1 Trust, Series 2014-RR1, Class 3A1
0.593%, due 03/26/37[4,5]	77,626	76,243
Bear Stearns ARM Trust,
Series 2002-011, Class 1A2 2.926%, due 02/25/33[4]	10,054	9,484
Series 2004-002, Class 12A2 3.062%, due 05/25/34[4]	73,259	71,710
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC5, Class A1 5.750%, due 10/25/33[6]	1,004,945	1,031,709
Series 2004-AC3, Class A2 6.000%, due 06/25/34[6]	1,318,612	1,321,782

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-PWR17, Class A4
5.694%, due 06/11/50[4]	1,889,456	1,965,613
Chevy Chase Mortgage Funding Corp., Series 2004-1, Class A1
0.719%, due 01/25/35[4,5]	142,145	126,700
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1
3.061%, due 05/19/33[4]	6,891	6,779
Commercial Mortgage Trust, Series 2015-CR26, Class ASB
3.373%, due 10/10/48	5,000,000	5,259,447
Countrywide Commercial Mortgage Trust 2007-MF1, Class A
6.276%, due 11/12/43[4,5]	2,615,371	2,692,116
CSMC Trust,
Series 2009-RR3, Class A5A 5.342%, due 12/15/43[4,5]	200,000	202,139
Series 2013-5R, Class 1A1 0.683%, due 02/27/36[4,5]	545,826	519,550
Series 2013-MH1, Class A 4.792%, due 05/27/53[3,4]	1,069,035	1,133,772
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	25,337	28,349
Series 0159, Class H 4.500%, due 09/15/21	5,481	5,707
Series 1003, Class H 1.183%, due 10/15/20[4]	9,372	9,479
Series 1349, Class PS 7.500%, due 08/15/22	1,224	1,368
Series 1502, Class PX 7.000%, due 04/15/23	173,256	189,015
Series 1534, Class Z 5.000%, due 06/15/23	81,471	86,785
Series 1573, Class PZ 7.000%, due 09/15/23	26,210	29,008
Series 1658, Class GZ 7.000%, due 01/15/24	12,635	14,125
Series 1694, Class Z 6.500%, due 03/15/24	112,608	124,614
Series 1775, Class Z 8.500%, due 03/15/25	3,426	3,957
Series 2012-122, Class LI 4.500%, due 07/25/41[7]	1,651,924	281,223
Series 2016-14, Class IO 3.000%, due 03/25/46[7]	2,093,861	300,241
Series 2016-20, Class EI 3.000%, due 04/25/46[7]	715,264	91,791
Series 2400, Class FQ 0.933%, due 01/15/32[4]	240,358	243,326
Series 2411, Class FJ 0.783%, due 12/15/29[4]	26,565	26,683
Series 2614, Class WO 0.000%, due 05/15/33[5,8]	1,683,114	1,578,148
Series 3096, Class FL 0.833%, due 01/15/36[4]	222,114	223,170
Series 3114, Class PF 0.833%, due 02/15/36[4]	1,151,344	1,146,674
Series 3153, Class UF 0.863%, due 05/15/36[4]	265,585	267,195
Series 3339, Class LI 6.047%, due 07/15/37[4,5,7]	1,384,970	232,811
Series 3442, Class MT 0.433%, due 07/15/34[4,5]	140,177	138,095
Series 3667, Class FW 0.983%, due 02/15/38[4]	200,218	200,607
Series 3671, Class FQ 1.283%, due 12/15/36[4]	2,193,430	2,221,991
Series 3864, Class NT 5.500%, due 03/15/39[4,5]	1,117,014	1,232,842
Series 4037, Class PI 3.000%, due 04/15/27[5,7]	5,145,929	479,805
Series 4131, Class AI 2.500%, due 10/15/22[7]	3,128,430	171,119
Series 4136, Class EZ 3.000%, due 11/15/42	1,896,555	1,867,503
Series 4156, Class SA 5.767%, due 01/15/33[4,5,7]	3,097,346	594,261
Series 4182, Class YI 2.500%, due 03/15/28[5,7]	7,548,418	685,205
Series 4255, Class SN 11.109%, due 05/15/35[4,5]	491,063	572,034

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
Series 4263, Class SD 11.113%, due 11/15/43[4,5]	599,480	711,344
Series 4265, Class ES 12.371%, due 11/15/43[4,5]	1,385,067	1,536,521
Series 4326, Class SB 10.976%, due 04/15/44[4,5]	291,592	300,845
Series 4434, Class ZH 3.000%, due 06/15/37	688,968	663,825
FNMA REMIC,
Trust 1988-007, Class Z 9.250%, due 04/25/18	31,359	32,819
Trust 1992-129, Class L 6.000%, due 07/25/22	3,343	3,607
Trust 1992-158, Class ZZ 7.750%, due 08/25/22	9,600	10,653
Trust 1993-037, Class PX 7.000%, due 03/25/23	137,436	151,724
Trust 1997-022, Class F 0.836%, due 03/25/27[4]	137,080	135,024
Trust 2002-060, Class F1 0.839%, due 06/25/32[4]	109,471	109,302
Trust 2003-070, Class SH 13.122%, due 07/25/23[4,5]	68,428	87,737
Trust 2006-112, Class LF 0.989%, due 11/25/36[4]	2,613,281	2,631,841
Trust 2007-067, Class FB 0.759%, due 07/25/37[4]	867,433	864,431
Trust 2009-033, Class FB 1.259%, due 03/25/37[4]	1,390,625	1,419,444
Trust 2010-035, Class EF 0.989%, due 04/25/40[4]	1,049,441	1,050,813
Trust 2010-141, Class FA 0.939%, due 12/25/40[4]	776,982	777,233
Trust 2012-090, Class FB 0.879%, due 08/25/42[4]	395,292	394,373
Trust 2012-111, Class HS 3.301%, due 10/25/42[4,5]	304,949	266,145
Trust 2012-128, Class FK 0.789%, due 11/25/42[4]	647,321	655,126
Trust 2013-010, Class US 7.107%, due 02/25/43[4,5]	298,813	315,435
Trust 2013-028, Class YS 5.711%, due 07/25/42[4,5,7]	1,572,256	279,193
Trust 2013-030, Class GI 3.000%, due 01/25/43[5,7]	4,414,068	698,732
Trust 2013-030, Class JI 3.000%, due 04/25/43[5,7]	1,624,409	267,191
Trust 2013-034, Class PS 5.711%, due 08/25/42[4,5,7]	1,230,741	248,289
Trust 2013-044, Class ZG 3.500%, due 03/25/42	1,047,051	1,060,144
Trust 2013-045, Class IK 3.000%, due 02/25/43[5,7]	2,931,119	456,591
Trust 2013-116, Class IY 3.000%, due 09/25/43[5,7]	922,775	99,302
Trust 2015-073, Class ES 8.321%, due 10/25/45[4,5]	1,559,211	1,586,174
Trust 2015-M13, Class A2 2.801%, due 06/25/25[4]	1,500,000	1,534,115
Trust G92-040, Class ZC 7.000%, due 07/25/22	13,944	15,226
Trust G94-006, Class PJ 8.000%, due 05/17/24	19,504	22,271
GMAC Mortgage Loan Trust, Series 2004-AR1, Class 12A
3.297%, due 06/25/34[4]	32,457	32,841
GNMA REMIC,
Trust 2000-009, Class FH 0.936%, due 02/16/30[4]	14,722	14,801
Trust 2000-035, Class F 0.986%, due 12/16/25[4]	120,461	121,938
Trust 2007-018, Class CO 0.010%, due 03/20/35[5,8]	30,035	25,894
Trust 2010-H01, Class FA 1.255%, due 01/20/60[4]	4,188,752	4,199,933
Trust 2013-84, Class SC 6.164%, due 03/16/40[4,7]	1,351,137	240,612
Trust 2013-H19, Class DF 1.088%, due 05/20/63[4]	1,698,604	1,692,102
Trust 2013-H20, Class FB 1.438%, due 08/20/63[4]	2,713,547	2,742,286
Trust 2013-H23, Class TA 1.158%, due 09/20/63[4]	1,041,865	1,041,373
Trust 2015-126, Class GS 8.321%, due 09/20/45[4,5]	2,753,575	2,820,404
Trust 2015-H27, Class FA 1.188%, due 09/20/65[4]	3,204,256	3,172,393
Trust 2015-H29, Class FA 1.138%, due 10/20/65[4]	2,627,095	2,628,168
Trust 2015-H29, Class FJ 1.118%, due 11/20/65[4]	2,595,992	2,558,893
Trust 2015-H30, Class FA 1.118%, due 08/20/61[4]	2,226,848	2,225,060
Trust 2015-H30, Class FB 1.118%, due 03/20/62[4]	370,853	371,512
Trust 2016-H04, Class FG 1.138%, due 12/20/61[4]	2,989,710	2,984,197

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(continued)
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3
3.119%, due 05/10/50	5,000,000	5,137,923
GS Mortgage Securities Trust, Series 2015-GC28, Class AAB
3.206%, due 02/10/48	1,200,000	1,234,660
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1
0.769%, due 12/25/34[4]	10,649	9,515
Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1.079%, due 02/25/35[4]	733,086	669,990
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 2A1
0.933%, due 06/27/37[4,5]	2,026,274	1,628,327
JPMorgan Resecuritization Trust, Series 2009-7, Class 1A1
2.821%, due 08/27/37[4,5]	100,987	101,204
LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4
6.096%, due 07/15/44[4]	2,158,439	2,253,416
Merrill Lynch Mortgage Investors Trust,
Series 2004-1, Class 2A2 2.417%, due 12/25/34[4]	442,648	441,299
Series 2004-A, Class A1 0.899%, due 04/25/29[4]	100,308	93,712
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1 0.759%, due 01/25/35[4]	85,070	78,356
Series 2005-6AR, Class 1A1 0.719%, due 11/25/35[4]	142,119	136,504
Morgan Stanley Re-REMIC Trust,
Series 2010-R4, Class 4B 0.829%, due 02/26/37[4,5]	372,751	251,251
Series 2013-R10, Class 3A 0.743%, due 01/26/51[4,5]	558,864	527,904
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A
1.060%, due 05/25/42[4,5]	4,661,059	4,078,427
Motel 6 Trust, Series 2015-MTL6, Class B
3.298%, due 02/05/30[5]	5,000,000	5,025,828
Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates, Series 2005-2, Class AII2
0.749%, due 04/25/35[4]	105,287	103,591
RALI, Series 2005-QA1 Trust, Series 2005-FQA1, Class A1
0.739%, due 01/25/35[4]	177,568	168,445
RBSSP Resecuritization Trust Certificate, Series 2009-6, Class 18A1
0.937%, due 12/26/36[4,5]	1,209,225	1,170,499
Sequoia Mortgage Trust, Series 5, Class A
1.136%, due 10/19/26[4]	165,545	160,675

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Collateralized mortgage obligations—(concluded)
Structured ARM Loan, Series 2007-4, Class 1A2
0.659%, due 05/25/37[4]	332,543	268,055
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 11A1 0.649%, due 04/25/36[4]	1,098,599	780,363
Series 2007-AR5, Class A2 0.989%, due 09/25/47[4]	5,332,735	3,952,900
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.534%, due 04/25/45[4]	152,529	150,269
Washington Mutual Commercial Mortgage Securities Trust, Series 2007-SL3, Class A1A
5.645%, due 03/23/45[4,5]	244,520	246,163
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR9, Class 1A6 2.522%, due 09/25/33[4]	1,400,484	1,407,091
Series 2003-AR9, Class 2A 2.561%, due 09/25/33[4]	322,817	320,487
Total collateralized mortgage obligations (cost—$104,671,826)		106,848,063

Asset-backed securities—6.53%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R9, Class M2 1.414%, due 10/25/34[4]	1,162,907	1,151,721
Series 2005-R1, Class M4 1.549%, due 03/25/35[4]	200,000	157,319
Series 2005-R11, Class M1 0.889%, due 01/25/36[4]	400,000	373,656
Amortizing Residential Collateral Trust, Series 2004-1, Class A5
1.439%, due 10/25/34[4]	296,239	283,358
Bear Stearns Asset-Backed Securities Trust,
Series 2004-2, Class M1 1.639%, due 08/25/34[4]	7,485,131	6,822,471
Series 2006-2, Class M1 0.859%, due 07/25/36[4]	163,655	161,557
Chase Funding Trust,
Series 2002-3, Class 2A1 1.079%, due 08/25/32[4]	173,966	157,655
Series 2002-4, Class 2A1 1.179%, due 10/25/32[4]	11,720	10,935
Countrywide Asset-Backed Certificates,
Series 2004-2, Class 3A4 0.939%, due 07/25/34[4]	80,086	73,791
Series 2004-4, Class M1 1.159%, due 07/25/34[4]	243,988	225,799
Series 2004-6, Class M1 1.339%, due 10/25/34[4]	427,469	402,877
Series 2005-13, Class 3AV3 0.689%, due 04/25/36[4]	99,225	98,647
Series 2005-8, Class M1 0.909%, due 12/25/35[4]	280,508	280,345
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.798%, due 01/15/22[4,5]	459,113	457,215
EMC Mortgage Loan Trust, Series 2003-A, Class A2
1.183%, due 08/25/40[4,5]	131,008	124,831
FBR Securitization Trust, Series 2005-5, Class AV24
1.179%, due 11/25/35[4]	182,040	180,291
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M1
1.114%, due 06/25/36[4]	188,075	180,662

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(continued)
Fremont Home Loan Trust, Series 2004-A, Class M1
1.264%, due 01/25/34[4]	705,038	640,851
GCAT 2015-3 LLC, Series 2015-3, Class A1
4.250%, due 10/25/19[5,6]	991,113	990,655
Green Tree Financial Corp., Series 1998-2, Class A5
6.240%, due 12/01/28[4]	17,430	18,203
GSAA Home Equity Trust, Series 2005-4, Class A5
0.659%, due 03/25/35[4]	557,445	545,772
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1, Class A2F3 3.404%, due 10/25/35[6]	148,141	141,094
Series 2006-FRE1, Class A1 0.669%, due 05/25/35[4]	454,889	441,561
Series 2006-FRE1, Class A3 0.629%, due 05/25/35[4]	369,306	362,910
Series 2006-FRE2, Class A1 0.619%, due 02/25/36[4]	352,623	337,801
JP Morgan Mortgage Acquisition Trust,
Series 2006-ACC1, Class A1 0.599%, due 05/25/36[4]	427,656	412,563
Series 2006-ACC1, Class M1 0.709%, due 05/25/36[4]	300,000	251,090
Series 2006-CH1, Class A5 0.669%, due 07/25/36[4]	225,000	214,174
Series 2007-CH2, Class AV1 0.599%, due 01/25/37[4]	707,519	687,423
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class M3
0.749%, due 08/25/36[4]	300,000	281,265
Morgan Stanley ABS Capital I, Inc., Series 2005-WMC6, Class M3
1.204%, due 07/25/35[4]	350,000	329,598
Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M4
1.489%, due 12/25/34[4]	400,000	341,976
NYMT Residential, Series 2016-RP1, Class A2
4.000%, due 03/25/21[5,6]	1,182,784	1,174,915
Park Place Securities, Inc., Asset-Backed Pass Through Certificates, Series 2005-WHQ3, Class M4
1.384%, due 06/25/35[4]	200,000	174,025
RAAC, Series 2005-SP3 Trust, Series 2005-SP3, Class M1
0.969%, due 12/25/35[4]	1,500,000	1,425,406
RASC, Series 2005-KS11 Trust, Series 2005-KS11, Class M2
0.859%, due 12/25/35[4]	400,000	344,293
Renaissance Home Equity Loan Trust, Series 2003-2, Class A
1.319%, due 08/25/33[4]	178,221	164,668
Saturn CLO Ltd., Series 2007-1A, Class A1
0.843%, due 05/13/22[4,5]	423,353	421,609

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities—(concluded)
Securitized Asset-Backed Receivables LLC Trust, Series 2005-FR5, Class A1B
0.999%, due 08/25/35[4]	51,121	51,007
SLM Student Loan Trust,
Series 2008-9, Class A 2.138%, due 04/25/23[4]	3,168,416	3,150,079
Series 2010-A, Class 2A 3.683%, due 05/16/44[4,5]	918,010	941,264
Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A
1.119%, due 01/25/34[4]	63,563	55,615
Stone Tower CLO Ltd., Series 2007-6A, Class A1
0.863%, due 04/17/21[4,5]	131,642	129,761
Symphony CLO Ltd., Series 2012-10AR, Class AR
1.908%, due 07/23/23[4,5]	5,000,000	4,987,830
Vericrest Opportunity Loan Trust, 2014-NP10, Class A1
3.375%, due 10/25/54[5,6]	166,506	164,778
Vericrest Opportunity Loan Trust, 2014-NP11, Class A1
3.875%, due 04/25/55[5,6]	99,894	99,569
Vericrest Opportunity Loan Trust, 2014-NPL9, Class A1
3.375%, due 11/25/54[5,6]	118,159	116,820
Vericrest Opportunity Loan Trust, 2015-NPL1, Class A1
3.625%, due 10/25/57[5,6]	245,756	243,657
Vericrest Opportunity Loan Trust, 2015-NPL2, Class A1
3.375%, due 02/25/55[5,6]	158,728	156,628
Vericrest Opportunity Loan Trust, 2016-NPL3, Class A1[2]
4.250%, due 03/26/46[3,6]	1,777,097	1,775,380
VOLT XLII LLC, Series 2016-NPL2, Class A1
4.250%, due 03/26/46[3,6]	985,408	985,905
Total asset-backed securities (cost—$33,697,741)		33,703,275

Commercial mortgage-backed securities—0.73%
FNMA Aces,
Trust 2013-M5, Class X2 2.441%, due 01/25/22[4,5,7]	2,047,248	184,970
Trust 2015-M17, Class FA 1.363%, due 11/25/22[4]	3,581,816	3,587,216
Total commercial mortgage-backed securities (cost—$3,732,878)		3,772,186

Stripped mortgage-backed securities—1.94%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K005, Class AX 1.553%, due 11/25/19[4,5,7]	23,431,548	983,441
Series K006, Class AX1 1.169%, due 01/25/20[4,5,7]	13,282,295	410,068
Series K014, Class X1 1.387%, due 04/25/21[4,5,7]	7,647,699	394,681
Series K027, Class X1 0.948%, due 01/25/23[4,5,7]	6,945,192	300,554
Series K712, Class X1 1.481%, due 11/25/19[4,5,7]	4,377,720	165,138
Series KAIV, Class X1 1.335%, due 06/25/21[4,5,7]	4,659,244	245,303
Series KP03, Class A2 1.780%, due 07/25/19[2]	5,000,000	5,033,903
FHLMC REMIC,
Series 0013, Class B 7.000%, due 06/25/23[5,7]	56,152	9,637

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Stripped mortgage-backed securities—(concluded)
Series 2136, Class GD 7.000%, due 03/15/29[5,7]	4,720	1,103
Series 2178, Class PI 7.500%, due 08/15/29[5,7]	25,058	5,494
GNMA REMIC, Trust 2011-92, Class IX
0.667%, due 11/16/44[4,5,7]	12,547,701	614,374
KGS Alpha SBA, Series 2012
1.032%, due 04/25/38[2,3,4,7]	49,608,379	1,837,060
Total stripped mortgage-backed securities (cost—$10,075,445)		10,000,756

Short-term US government obligation[9]—0.01%
US Treasury Bill
0.170%, due 05/19/16[1] (cost—$62,995)	63,000	62,995

Repurchase agreements—20.31%
Repurchase agreement dated 04/29/16 with BNP Paribas Securities Corp. 0.430% due 05/02/16, collateralized by $74,700,000 Government National Mortgage Association obligations, 3.500% due 03/20/45; (value—$77,214,485); proceeds: $74,702,677	74,700,000	74,700,000
Repurchase agreement dated 04/29/16 with Goldman Sachs & Co., 0.400% due 05/02/16, collateralized by $29,300,000 Federal Home Loan Mortgage Corp. obligations, 3.500% due 09/01/42; (value—$30,251,729); proceeds: $29,300,977	29,300,000	29,300,000

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $779,513 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$797,644); proceeds: $782,001	782,000	782,000
Total repurchase agreements (cost—$104,782,000)		104,782,000

	Notional amount
Options purchased[3]—0.00%††
Put swaptions purchased—0.00%††
3 Month USD LIBOR 2 Year Swap, strike @ 1.500%, expires 06/30/16 (Counterparty GS; receive floating rate); underlying swap terminates 07/05/18	USD	100,000,000	2,440
3 Month USD LIBOR 2 Year Swap, strike @ 1.500%, expires 07/05/16 (Counterparty CSI; receive floating rate); underlying swap terminates 07/07/18	USD	18,000,000	565
3 Month USD LIBOR 2 Year Swap, strike @ 1.500%, expires 07/05/16 (Counterparty GS; receive floating rate); underlying swap terminates 07/07/18	USD	25,000,000	785
3 Month USD LIBOR 2 Year Swap, strike @ 1.500%, expires 07/05/16 (Counterparty MSCI; receive floating rate); underlying swap terminates 07/07/18	USD	18,000,000	565
3 Month USD LIBOR 2 Year Swap, strike @ 1.500%, expires 07/05/16 (Counterparty RBS; receive floating rate); underlying swap terminates 07/07/18	USD	50,000,000	1,570
Total put swaptions purchased			5,925
Total options purchased (cost—$582,800)			5,925
Total investments before investments sold short (cost—$910,954,856)—178.01%			918,340,331

	Face amount ($)
Investments sold short—(20.85)%
FHLMC TBA
5.500%	(2,000,000)	(2,225,493)
FNMA TBA
2.500%	(10,000,000)	(10,266,016)
3.500%	(30,000,000)	(31,419,036)
4.000%	(23,000,000)	(24,541,437)
4.500%	(6,500,000)	(7,071,991)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Investments sold short—(concluded)
GNMA TBA
3.000%	(7,000,000)	(7,234,302)
3.500%	(23,500,000)	(24,798,462)
Total investments sold short (proceeds—$107,425,039)		(107,556,737)
Liabilities in excess of other assets—(57.16)%		(294,885,185)
Net assets—100.00%		$515,898,409

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,196,368
Gross unrealized depreciation	(3,810,893)
Net unrealized appreciation	$7,385,475

Written options

Notional amount($)	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation($)
2,000,000	FNMA TBA, 3.500%, strike @ 100.80	05/05/16	2,969	(2,936)	33

	Put options written
2,000,000	FNMA TBA, 3.500%, strike @ 100.63	05/05/16	3,281	(1)	3,280
2,000,000	FNMA TBA, 3.500%, strike @ 103.92	06/06/16	3,438	(2,217)	1,221
2,000,000	FNMA TBA, 3.500%, strike @ 104.72	05/05/16	5,624	(1,627)	3,997
2,000,000	FNMA TBA, 3.500%, strike @ 104.83	05/05/16	3,907	(2,528)	1,379
			16,250	(6,373)	9,877
			19,219	(9,309)	9,910

Written options activity for the nine months ended April 30, 2016 was as follows:

	Notional	Premiums
	amount ($)	received ($)
Options outstanding at July 31, 2015	52,000,000	137,501
Options written	211,000,000	545,390
Options terminated in closing purchase transactions	(30,000,000)	(64,219)
Options exercised	(126,000,000)	(383,789)
Options expired prior to exercise	(97,000,000)	(215,664)
Options outstanding at April 30, 2016	10,000,000	19,219

Written swaptions activity for the nine months ended April 30, 2016 was as follows:

Premiums
received ($)
Swaptions outstanding at July 31, 2015	1,945,600
Swaptions written	112,490
Swaptions terminated in closing purchase transactions	(35,990)
Swaptions exercised	(1,049,300)
Swaptions expired prior to exercise	(972,800)
Swaptions outstanding at April 30, 2016	—

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	16,000	06/30/25	2.400	3 Month USD LIBOR	(1,146,160)	(1,146,160)
USD	10,500	12/16/45	2.750	3 Month USD LIBOR	(1,370,161)	(1,185,843)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	4,200	06/15/46	3 Month USD LIBOR	2.500	255,760	42,849
					(2,260,561)	(2,289,154)

Total return swap agreements3

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Upfront payments received ($)	Value($)	Unrealized appreciation ($)
CSI	USD	1,711	01/12/43	1 Month USD LIBOR	IOS.FN.300.12 Index	8,805	7,660	16,465
GS	USD	1,860	01/12/43	1 Month USD LIBOR	IOS.FN.300.12 Index	8,679	8,327	17,006
						17,484	15,987	33,471

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligation	—	7,250,097	—	7,250,097
Government national mortgage association certificates	—	186,735,930	—	186,735,930
Federal home loan mortgage corporation certificates	—	116,335,933	—	116,335,933
Federal housing administration certificates	—	—	240,371	240,371
Federal national mortgage association certificates	—	348,602,800	—	348,602,800
Collateralized mortgage obligations	—	102,769,636	4,078,427	106,848,063
Asset-backed securities	—	33,703,275	—	33,703,275
Commercial mortgage-backed securities	—	3,772,186	—	3,772,186
Stripped mortgage-backed securities	—	8,163,696	1,837,060	10,000,756
Short-term US government obligation	—	62,995	—	62,995
Repurchase agreements	—	104,782,000	—	104,782,000
Options purchased	—	5,925	—	5,925
Swap agreements	—	271,747	—	271,747
Total	—	912,456,220	6,155,858	918,612,018

Liabilities
Investments sold short	—	(107,556,737)	—	(107,556,737)
Written options	—	(9,309)	—	(9,309)
Swap agreements	—	(2,516,321)	—	(2,516,321)
Total	—	(110,082,367)	—	(110,082,367)

PACE Select Advisors Trust

PACE Mortgage-Backed Securities Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016:

	Federal housing administration certificates ($)	Collateralized mortgage obligations ($)	Stripped mortgage-backed securities ($)	Total ($)
Beginning balance	306,338	5,123,963	2,512,091	7,942,392
Purchases	—	—	—	—
Sales	(61,171)	(1,296,037)	—	(1,357,208)
Accrued discounts/(premiums)	(53)	41,879	(35,451)	6,375
Total realized gain/(loss)	(52)	22,695	(474,725)	(452,082)
Net change in unrealized appreciation/depreciation	(4,691)	185,927	(164,855)	16,381
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Ending balance	240,371	4,078,427	1,837,060	6,155,858

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2016 was $(264,655).

Portfolio footnotes

††	Amount represents less than 0.005%
1	Security, or portion thereof, pledged as collateral for investments sold short or written options.
2	Security is being fair valued by a valuation committee under the direction of the board of trustees.
3	Illiquid investment as of April 30, 2016.
4	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.
5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.26% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Step bond that converts to the noted fixed rate at a designated future date.
7

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

9	Rates shown are the discount rates at date of purchase unless otherwise noted.
10	Payments made or received are based on the notional amount.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
US government obligations—46.70%
US Treasury Bonds
2.500%, due 02/15/46	2,745,000	2,649,246
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/45	357,446	346,746
US Treasury Inflation Index Notes (TIPS)
0.375%, due 07/15/25	44,992	46,131
US Treasury Notes
0.750%, due 10/31/17	5,425,000	5,428,391
0.750%, due 02/28/18	7,667,500	7,666,603
0.750%, due 04/30/18	24,730,000	24,717,437
0.875%, due 11/15/17	1,700,000	1,704,117
0.875%, due 03/31/18	9,805,000	9,824,532
0.875%, due 07/15/18	4,050,000	4,055,220
0.875%, due 04/15/19	2,915,000	2,910,788
1.000%, due 12/15/17	3,700,000	3,715,899
1.000%, due 03/15/19	25,950,000	26,013,863
1.250%, due 03/31/21	33,000,000	32,945,847
1.375%, due 02/29/20	1,220,000	1,231,342
1.375%, due 04/30/21	11,060,000	11,107,956
1.500%, due 02/28/23	14,420,000	14,329,875
1.500%, due 03/31/23	9,375,000	9,310,912
1.625%, due 04/30/19	1,480,000	1,510,004
1.625%, due 06/30/20	4,555,000	4,634,713
1.625%, due 11/30/20	920,000	935,885
1.625%, due 04/30/23	1,450,800	1,450,214
1.625%, due 02/15/26	15,655,000	15,373,695
1.750%, due 10/31/18	4,010,000	4,099,599
2.000%, due 09/30/20	1,225,000	1,265,817
2.125%, due 08/31/20	2,900,000	3,010,449
2.125%, due 12/31/21	2,380,000	2,470,181
2.250%, due 11/15/25	1,430,000	1,483,848
2.625%, due 11/15/20	4,205,000	4,458,448
2.750%, due 12/31/17	747,500	772,203
Total US government obligations (cost—$198,683,328)		199,469,961

Federal home loan bank certificate—0.18%
FHLB
4.000%, due 09/01/28 (cost—$679,001)	680,000	774,024

Federal home loan mortgage corporation certificates—0.13%
FHLMC
6.250%, due 07/15/32	302,000	439,534

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Federal home loan mortgage corporation certificates—(concluded)
6.750%, due 03/15/31	82,000	122,658
Total federal home loan mortgage corporation certificates (cost—$488,442)		562,192

Federal national mortgage association certificates—0.28%
FNMA
2.125%, due 04/24/26	669,000	667,283
FNMA TBA
3.000%	500,000	522,257
Total federal national mortgage association certificates (cost—$1,185,131)		1,189,540

Collateralized mortgage obligations—6.85%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM 6.001%, due 02/10/51[2]	400,000	418,931
Series 2008-1, Class A4 6.433%, due 02/10/51[2]	217,119	228,505
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL
1.937%, due 07/05/33[2,3]	965,000	951,985
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class AM 5.347%, due 12/10/46	655,000	663,975
Series 2006-GG7, Class AM 6.129%, due 07/10/38[2]	210,000	210,170
Series 2013-GAM, Class A2 3.367%, due 02/10/28[3]	1,090,000	1,134,407
Series 2014-CR16, Class A4 4.051%, due 04/10/47	145,000	159,704
Series 2014-CR17, Class A5 3.977%, due 05/10/47	155,000	170,081
Series 2014-PAT, Class A 1.236%, due 08/13/27[2,3]	915,000	900,362
Series 2014-TWC, Class A 1.289%, due 02/13/32[2,3]	1,395,000	1,381,346
Series 2015-RUM, Class B 2.583%, due 07/15/30[2,3]	775,000	756,733
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AM 5.343%, due 12/15/39	840,000	849,027
Series 2007-C4, Class A1AM 6.140%, due 09/15/39[2]	1,110,000	1,121,192
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D
3.944%, due 04/15/50[2,3]	515,000	398,126
DBRR Trust, Series 2013-EZ3, Class A
1.636%, due 12/18/49[2,3]	436,445	435,694
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1
3.742%, due 11/10/46[3]	3,842	3,865
FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1
1.348%, due 03/25/24[2,4]	2,685,400	196,756
FHLMC REMIC,
Trust 2626, Class A 4.000%, due 06/15/33	184,663	196,803
Trust 3990, Class VA 3.500%, due 01/15/25	303,049	322,831
Trust 4213, Class VE 3.500%, due 06/15/26	282,496	302,584
Trust 4323, Class CA 4.000%, due 03/15/40	289,260	309,207

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Trust 4325, Class MA 4.000%, due 09/15/39	1,072,993	1,125,070
Trust 4328, Class DA 4.000%, due 01/15/36	1,096,223	1,156,074
Trust 4336, Class MA 4.000%, due 01/15/40	988,446	1,039,021
Trust 4443, Class BA 3.500%, due 04/15/41	163,077	172,316
Trust 4447, Class PA 3.000%, due 12/15/44	130,262	137,193
FHLMC Structured Agency Credit Risk, Series 2016-DNA1, Class M1
1.883%, due 07/25/28[2]	244,763	244,762
FNMA Connecticut Avenue Securities,
Series 2015-C02, Class 1M1 1.589%, due 05/25/25[2]	144,209	144,203
Series 2015-C03, Class 1M1 1.939%, due 07/25/25[2]	431,543	431,542
Series 2015-C04, Class 1M1 2.039%, due 04/25/28[2]	240,827	240,604
FNMA REMIC,
Trust 2005-109, Class PV 6.000%, due 10/25/32	191,706	199,674
Trust 2013-112, Class HQ 4.000%, due 11/25/43	119,197	127,684
Trust 2014-12, Class GV 3.500%, due 03/25/27	172,514	185,503
Trust 2014-48, Class AB 4.000%, due 10/25/40	297,680	318,598
Trust 2015-20, Class EV 3.500%, due 07/25/26	321,798	345,336
Trust 2015-58, Class JP 2.500%, due 03/25/37	225,002	230,180
Trust 2015-62, Class VA 4.000%, due 10/25/26	94,558	104,769
FREMF Mortgage Trust, Series 2013-K712, Class B
3.484%, due 05/25/45[2,3]	110,000	111,684
GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX
3.495%, due 12/15/19[2,3]	1,025,000	999,854
GNMA, Trust 2014-131, Class BW
3.863%, due 05/20/41[2]	159,244	162,606
GS Mortgage Securities Corp., Series 2014-4R, Class 1A,
0.613%, due 01/26/34[2,3]	99,780	96,257
GS Mortgage Securities Trust, Series 2015-GS1, Class XA
0.990%, due 11/10/48[2,4]	7,596,575	457,740
Hilton USA Trust, Series 2013-HLT, Class AFX
2.662%, due 11/05/30[3]	875,000	878,744
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA
1.121%, due 09/15/47[2,4]	14,153,991	812,656
JPMorgan Chase Commercial Mortgage Securities,
Series 2006-LDP8, Class AJ 5.480%, due 05/15/45[2]	125,000	124,779
Series 2006-LDP9, Class A3 5.336%, due 05/15/47	774,256	785,959
Series 2007-CB18, Class A1A 5.431%, due 06/12/47[2]	1,016,568	1,033,240
Series 2007-CB20, Class AM 6.087%, due 02/12/51[2]	150,000	156,703
Series 2007-LDPX, Class A1A 5.439%, due 01/15/49	150,188	153,374
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE 3.534%, due 09/01/21[2,3]	655,347	652,730
Series 2014-2, Class A 2.434%, due 12/01/21[2,3]	662,685	652,191

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(concluded)
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class A1A 5.166%, due 12/12/49	225,265	228,330
Series 2007-9, Class AM 5.856%, due 09/12/49[2]	350,000	365,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C
5.055%, due 11/15/46[2]	815,000	853,673
Morgan Stanley Capital I,
Series 2007-HQ11, Class AJ 5.508%, due 02/12/44[2]	110,000	108,436
Series 2007-IQ14, Class A1A 5.665%, due 04/15/49[2]	668,266	688,674
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.144%, due 01/05/43[2,3]	540,000	517,110
STRPS 2012-1 Ltd., Series 2012-1A, Class A
1.500%, due 12/25/44[3]	105,740	105,324
VFC LLC,
Series 2014-2, Class A 2.750%, due 07/20/30[5]	190	190
Series 2015-3, Class A 2.750%, due 12/20/31[5]	4,435	4,434
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class AM 5.339%, due 11/15/48	260,000	262,811
Series 2007-C33, Class AM 6.147%, due 02/15/51[2]	250,000	258,227
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA 1.141%, due 02/15/48[2,4]	12,575,049	793,395
Series 2015-NXS4, Class C 4.756%, due 12/15/48[2]	665,000	677,993
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A
1.750%, due 08/20/21[3]	11,516	11,516
Total collateralized mortgage obligations (cost—$29,861,973)		29,268,444

Asset-backed securities—14.90%
321 Henderson Receivables I LLC,
Series 2006-1A, Class A1 0.633%, due 03/15/41[2,3]	86,889	84,244
Series 2007-1A, Class A1 0.633%, due 03/15/42[2,3]	355,010	322,742
Access Group, Inc.,
Series 2002-A, Class A2 1.955%, due 09/25/37[2]	1,000,000	994,000
Series 2015-1, Class A 1.139%, due 07/25/56[2,3]	231,400	225,615
Series 2015-1, Class B 1.939%, due 07/25/58[2,3]	100,000	83,211
ACE Securities Corp. Home Equity Loan Trust, Series 2005-RM1, Class M2
1.189%, due 03/25/35[2]	37,340	37,206
ALM VIII Ltd., Series 2013-8A, Class A1A
2.084%, due 01/20/26[2,3]	540,000	539,825
Alterna Funding I LLC, Series 2014-1A, Class NOTE
1.639%, due 02/15/21[3]	310,192	299,336
American Credit Acceptance Receivables Trust,
Series 2015-2, Class A 1.570%, due 06/12/19[3]	117,249	116,935
Series 2015-3, Class A 1.950%, due 09/12/19[3]	214,975	214,752
Series 2016-1A, Class A 2.370%, due 05/12/20[3]	104,757	105,018
Series 2016-2, Class A 2.220%, due 07/13/20[3]	270,000	269,784

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
American Homes 4 Rent,
Series 2014-SFR2, Class A 3.786%, due 10/17/36[3]	287,765	304,981
Series 2014-SFR3, Class A 3.678%, due 12/17/36[3]	492,598	520,478
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class C 2.640%, due 10/10/17	16,623	16,635
Series 2013-5, Class D 2.860%, due 12/09/19	585,000	590,900
Series 2014-1, Class D 2.540%, due 06/08/20	130,000	129,619
Series 2015-3, Class A2A 1.070%, due 01/08/19	927,842	927,781
Series 2016-2, Class A3 1.600%, due 11/09/20	250,000	249,915
Arbys Funding LLC, Series 2015-1A, Class A2
4.969%, due 10/30/45[3]	169,575	175,812
ARL First LLC, Series 2012-1A, Class A1
2.183%, due 12/15/42[2,3]	166,806	165,502
ARL Second LLC, Series 2014-1A, Class A1
2.920%, due 06/15/44[3]	323,615	308,991
AVANT Loans Funding Trust, Series 2015-A, Class A
4.000%, due 08/16/21[3]	208,076	207,035
Avery Point V CLO Ltd., Series 2014-5A, Class A
2.093%, due 07/17/26[2,3]	250,000	249,196
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A, Class A 2.100%, due 03/20/19[3]	100,000	100,075
Series 2016-1A, Class A 2.990%, due 06/20/22[3]	120,000	120,868
B2R Mortgage Trust, Series 2015-2, Class A
3.336%, due 11/15/48[3]	638,515	651,338
BCC Funding VIII LLC, Series 2014-1A, Class A
1.794%, due 06/20/20[3]	55,049	54,696
BCC Funding X LLC, Series 2015-1, Class A2
2.224%, due 10/20/20[3]	235,175	234,711
Bear Stearns Asset Backed Securities I Trust,
Series 2005-HE12, Class M1 0.919%, due 12/25/35[2]	165,549	162,096
Series 2006-HE3, Class A2 0.619%, due 04/25/36[2]	14,052	14,011
Birchwood Park CLO Ltd., Series 2014-1A, Class A
2.068%, due 07/15/26[2,3]	250,000	249,065
Blue Hill CLO Ltd., Series 2013-1A, Class A
2.108%, due 01/15/26[2,3]	450,000	448,200
BlueMountain CLO Ltd., Series 2015-2A, Class A1
2.063%, due 07/18/27[2,3]	280,000	278,541
BlueVirgo Trust, Series 2015-1A, Class NOTE
3.000%, due 12/15/22[3]	432,985	431,526
CAN Capital Funding LLC, Series 2014-1A, Class A
3.117%, due 04/15/20[3]	150,000	149,077
Capital Automotive REIT, Series 2010-1A, Class A
5.730%, due 12/15/38[3]	91,881	94,041
CarFinance Capital Auto Trust,
Series 2014-2A, Class A 1.440%, due 11/16/20[3]	58,153	57,858
Series 2015-1A, Class A 1.750%, due 06/15/21[3]	93,875	93,420

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1
2.098%, due 10/15/25[2,3]	250,000	249,409
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A
2.000%, due 12/10/23[3]	266,317	263,986
Chase Issuance Trust, Series 2014-A1, Class A1
1.150%, due 01/15/19	2,640,000	2,644,536
Chesapeake Funding LLC, Series 2015-1A, Class B
1.389%, due 02/07/27[2,3]	200,000	197,260
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A4
1.270%, due 03/15/19[3]	930,000	930,514
Citi Held For Asset Issuance,
Series 2015-PM1, Class A 1.850%, due 12/15/21[3]	45,159	44,865
Series 2015-PM2, Class A 2.350%, due 03/15/22[3]	119,695	118,953
Series 2015-PM3, Class A 2.560%, due 05/16/22[3]	73,590	73,562
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2
4.474%, due 03/20/43[3]	66,850	66,880
CLI Funding V LLC, Series 2014-1A, Class A
3.290%, due 06/18/29[3]	315,216	295,975
College Loan Corp. Trust I, Series 2005-2, Class B
1.118%, due 01/15/37[2]	166,303	138,438
Colony American Homes, Series 2015-1A, Class A
1.636%, due 07/17/32[2,3]	823,732	815,336
CPS Auto Receivables Trust,
Series 2013-A, Class A 1.310%, due 06/15/20[3]	26,426	26,154
Series 2013-C, Class A 1.640%, due 04/16/18[3]	21,882	21,875
Series 2014-B, Class A 1.110%, due 11/15/18[3]	114,412	113,847
Series 2014-C, Class A 1.310%, due 02/15/19[3]	77,913	77,534
Series 2015-C, Class A 1.770%, due 06/17/19[3]	82,095	81,984
Series 2015-C, Class B 2.550%, due 02/18/20[3]	150,000	148,676
CPS Auto Trust, Series 2012-C, Class A
1.820%, due 12/15/19[3]	69,402	69,310
Credit Acceptance Auto Loan Trust,
Series 2013-2A, Class B 2.260%, due 10/15/21[3]	840,000	839,184
Series 2014-2A, Class A 1.880%, due 03/15/22[3]	1,190,000	1,188,736
Series 2015-2A, Class B 3.040%, due 08/15/23[3]	840,000	841,883
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500%, due 01/25/30[3]	145,443	135,262
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A
0.679%, due 10/25/34[2,3]	140,307	132,891

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A3
0.739%, due 07/25/36[2,3]	109,453	108,716
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[3]	178,200	175,937
DCP Rights LLC, Series 2014-1A, Class A
5.463%, due 10/25/44[3]	1,759,500	1,733,795
Diamond Resorts Owner Trust,
Series 2013-2, Class A 2.270%, due 05/20/26[3]	105,637	104,715
Series 2014-1, Class A 2.540%, due 05/20/27[3]	45,990	45,429
Series 2015-1, Class A 2.730%, due 07/20/27[3]	135,307	133,710
Series 2015-2, Class B 3.540%, due 05/20/28[3]	106,749	108,140
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2 5.216%, due 01/25/42[3]	194,741	200,642
Series 2015-1A, Class A2I 3.484%, due 10/25/45[3]	258,700	253,769
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1
1.950%, due 11/25/39[3]	161,458	159,702
DRB Prime Student Loan Trust,
Series 2015-A, Class A2 3.060%, due 07/25/31[3]	129,277	129,120
Series 2015-A, Class A3 2.320%, due 04/25/30	153,433	153,149
Series 2015-B, Class A3 2.540%, due 04/27/26[3]	116,846	116,617
Series 2015-D, Class A1 2.139%, due 01/25/40[2,3]	241,387	235,459
Series 2015-D, Class A2 3.200%, due 01/25/40[3]	91,483	91,673
Series 2016-A, Class A1 2.439%, due 04/25/40[2,3]	98,778	98,622
Drive Auto Receivables Trust, Series 2016-AA, Class A1
0.800%, due 02/15/17[3]	37,054	37,050
Drug Royalty II LP 2, Series 2014-1, Class A1
3.478%, due 07/15/23[2,3]	183,748	185,897
Drug Royalty LP 1, Series 2012-1, Class A1
5.878%, due 07/15/24[2,3]	66,051	67,660
DT Auto Owner Trust,
Series 2015-3A, Class A 1.660%, due 03/15/19[3]	96,751	96,726
Series 2016-1A, Class A 2.000%, due 09/16/19[3]	312,736	313,359
Series 2016-1A, Class B 2.790%, due 05/15/20[3]	270,000	269,855
Series 2016-2A, Class B 2.920%, due 05/15/20[3]	130,000	129,905
Eaton Vance CLO Ltd., Series 2014-1A, Class A
2.078%, due 07/15/26[2,3]	500,000	495,890
Education Funding Capital Trust IV, Series 2004-1, Class A4
0.000%, due 06/15/43[2]	250,000	248,645
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B
3.020%, due 02/25/27[3]	107,304	106,283
Element Rail Leasing II LLC,
Series 2015-1A, Class A1 2.707%, due 02/19/45[3]	83,716	81,045
Series 2016-1A, Class A1 3.968%, due 03/19/46[3]	128,277	128,277

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Enterprise Fleet Financing LLC, Series 2016-1, Class A2
1.830%, due 09/20/21[3]	250,000	249,584
Exeter Automobile Receivables Trust,
Series 2013-2A, Class B 3.090%, due 07/16/18[3]	81,297	81,653
Series 2014-1A, Class A 1.290%, due 05/15/18[3]	1,814	1,813
Series 2014-3A, Class A 1.320%, due 01/15/19[3]	31,052	30,977
Series 2015-2A, Class A 1.540%, due 11/15/19[3]	80,431	80,144
Series 2015-3A, Class A 2.000%, due 03/16/20[3]	127,450	127,307
First Investors Auto Owner Trust,
Series 2013-3A, Class A3 1.440%, due 10/15/19[3]	64,880	64,852
Series 2016-1A, Class A1 1.920%, due 05/15/20[3]	230,120	230,435
Flagship Credit Auto Trust,
Series 2013-1, Class A 1.320%, due 04/16/18[3]	6,729	6,726
Series 2014-1, Class A 1.210%, due 04/15/19[3]	40,053	39,922
Series 2014-2, Class A 1.430%, due 12/16/19[3]	66,553	66,202
Series 2015-2, Class A 1.980%, due 10/15/20[3]	117,481	117,312
Series 2015-3, Class A 2.380%, due 10/15/20[3]	279,041	279,381
Series 2016-1, Class A 2.770%, due 12/15/20[3]	253,104	254,129
FNA Trust,
Series 2014-1A, Class A 1.296%, due 12/10/22[3]	163,271	161,689
Series 2015-1, Class A 3.240%, due 12/10/23[3]	120,069	120,107
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A
1.920%, due 01/15/19	1,900,000	1,909,519
Fremont Home Loan Trust, Series 2005-2, Class M2
1.159%, due 06/25/35[2]	104,214	102,142
Galaxy XX CLO Ltd., Series 2015-20A, Class A
2.084%, due 07/20/27[2,3]	280,000	278,627
GLS Auto Receivables Trust, Series 2015-1A, Class A
2.250%, due 12/15/20[3]	63,882	63,547
GO Financial Auto Securitization Trust, Series 2015-1, Class A
1.810%, due 03/15/18[3]	24,388	24,364
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A
1.788%, due 04/25/25[2,3]	285,000	283,192
Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class AT2
3.095%, due 10/15/48[3]	200,000	199,962
Hilton Grand Vacations Trust,
Series 2013-A, Class A 2.280%, due 01/25/26[3]	76,996	76,557
Series 2014-AA, Class A 1.770%, due 11/25/26[3]	298,063	292,915
Home Equity Mortgage Trust,
Series 2005-HF1, Class A1 0.959%, due 02/25/36[2]	24,168	23,898
Series 2005-HF1, Class A2B 1.139%, due 02/25/36[2]	27,136	26,835

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
HSBC Home Equity Loan Trust USA, Series 2007-3, Class A4
1.939%, due 11/20/36[2]	58,100	58,182
Icon Brands Holdings LLC, Series 2012-1A, Class A
4.229%, due 01/25/43[5,6]	123,344	111,366
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A
0.846%, due 05/01/22[2,3]	231,506	229,266
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2
0.659%, due 10/25/35[2]	147,290	145,746
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1
1.189%, due 12/01/31[2]	150,006	145,219
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4
0.940%, due 09/27/35[2]	273,215	264,825
LCM XI LP, Series 11A, Class A
1.933%, due 04/19/22[2,3]	700,000	696,828
Lehman XS Trust, Series 2005-6, Class 1A1
0.699%, due 11/25/35[2]	275,854	186,238
Madison Park Funding XII Ltd., Series 2014-12A, Class A
2.134%, due 07/20/26[2,3]	250,000	249,994
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2
2.084%, due 07/20/26[2,3]	250,000	249,553
Miramax LLC, Series 2014-1A, Class A2
3.340%, due 07/20/26[3]	70,680	70,898
MVW Owner Trust, Series 2014-1A, Class A
2.250%, due 09/22/31[3]	167,914	164,797
National Collegiate Student Loan Trust,
Series 2004-1, Class A2 0.890%, due 06/25/27[2]	36,963	36,886
Series 2005-1, Class A4 0.679%, due 11/27/28[2]	97,339	96,006
Series 2006-3, Class A3 0.589%, due 10/25/27[2]	83,224	82,794
Series 2007-1, Class A2 0.569%, due 11/27/28[2]	34,921	34,798
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A
1.558%, due 07/20/18[3]	37,597	37,582
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A
3.610%, due 02/20/21[3]	243,205	243,285
Navient Private Education Loan Trust,
Series 2015-AA, Class A1 0.933%, due 12/15/21[2,3]	380,889	379,655
Series 2015-BA, Class A1 1.033%, due 05/15/23[2,3]	316,190	315,561
Navient Student Loan Trust,
Series 2014-AA, Class A1 0.913%, due 05/16/22[2,3]	217,149	216,813

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Series 2016-AA, Class A2A 3.910%, due 12/15/45[3]	700,000	708,089
Navitas Equipment Receivables LLC, Series 2015-1, Class A2
2.120%, due 11/15/18[3]	125,123	125,254
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A
1.939%, due 10/20/20[2,3]	110,000	107,301
Nelnet Student Loan Trust,
Series 2005-1, Class A5 0.748%, due 10/25/33[2]	160,000	149,355
Series 2006-3, Class B 0.880%, due 06/25/41[2]	162,873	133,625
Series 2014-1A, Class B 1.939%, due 10/25/47[2,3]	100,000	80,002
Series 2015-3A, Class B 1.939%, due 07/27/50[2,3]	100,000	79,998
NextGear Floorplan Master Owner Trust,
Series 2014-1A, Class A 1.920%, due 10/15/19[3]	800,000	795,430
Series 2015-2A, Class A 2.380%, due 10/15/20[3]	140,000	139,413
Series 2016-1A, Class A1 2.138%, due 04/15/21[3]	230,000	229,977
North Carolina State Education Assistance Authority, Series 2011-2, Class A3
1.438%, due 07/25/36[2]	130,000	122,322
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D
0.809%, due 01/25/36[2]	110,316	109,329
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2015-T3, Class AT3
2.540%, due 11/15/46[3]	140,000	140,094
Ocwen Master Advance Receivables Trust,
Series 2015-1, Class AT1 2.537%, due 09/17/46[3]	100,000	99,955
Series 2015-T2, Class AT2 2.532%, due 11/15/46[3]	170,000	170,211
OnDeck Asset Securitization Trust II LLC, Series 2016-1A Class A
4.210%, due 05/17/20[3]	100,000	99,994
OneMain Financial Issuance Trust,
Series 2014-1, Class A 2.430%, due 06/18/24[3]	97,637	97,637
Series 2015-1A, Class A 3.190%, due 03/18/26[3]	1,655,000	1,658,959
Series 2015-2A, Class A 2.570%, due 07/18/25[3]	852,000	848,073
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-5, Class A3
0.649%, due 12/25/35[2]	161,651	160,506
Orange Lake Timeshare Trust, Series 2014-AA, Class A
2.290%, due 07/09/29[3]	57,865	57,144
Oscar US Funding Trust II, Series 2015-1A, Class A4
2.440%, due 06/15/22[3]	200,000	195,330
Oscar US Funding Trust IV,
Series 2016-1A, Class A1 0.950%, due 04/17/17[3]	130,000	130,000
Series 2016-1A, Class A2B 2.130%, due 07/15/20[2,3]	150,000	150,047

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
Oscar US Funding Trust, Series 2014-1A, Class A2
1.000%, due 08/15/17[3]	29,632	29,591
Ownit Mortgage Loan Trust, Series 2005-2, Class M4
1.369%, due 03/25/36[2]	64,331	63,316
PFS Financing Corp., Series 2016-1A, Class A
1.633%, due 02/18/20[2,3]	1,095,000	1,094,199
PHEAA Student Loan Trust I, Series 2003-1, Class A3
0.000%, due 07/25/42[2]	200,000	199,450
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3
0.719%, due 05/25/36[2]	168,907	162,490
Progress Residential Trust, Series 2015-SFR2, Class A
2.740%, due 06/12/32[3]	1,054,547	1,059,481
RAAC Trust, Series 2006-RP2, Class A
0.683%, due 02/25/37[2,3]	197,397	195,156
RASC Trust, Series 2005-AHL3, Class A2
0.679%, due 11/25/35[2]	141,002	139,227
Santander Drive Auto Receivables Trust,
Series 2012-1, Class D 4.560%, due 11/15/17	903,527	907,027
Series 2012-3, Class E 5.130%, due 06/15/19	900,000	913,752
Series 2012-5, Class C 2.700%, due 08/15/18	546,565	548,967
Series 2013-4, Class B 2.160%, due 01/15/20	396,652	397,109
Series 2013-5, Class D 2.730%, due 10/15/19	749,000	755,197
Series 2014-4, Class C 2.600%, due 11/16/20	865,000	875,191
Series 2014-4, Class D 3.100%, due 11/16/20	120,000	121,114
Series 2014-5, Class A2A 0.720%, due 04/16/18	60,025	60,006
Series 2015-5, Class A2A 1.120%, due 12/17/18	990,994	991,116
Series 2015-S2, Class R1 1.840%, due 11/18/19[3]	29,487	29,266
Series 2016-1, Class A1 0.850%, due 02/15/17	98,285	98,285
Series 2016-1, Class A3 1.620%, due 03/16/20	1,280,000	1,278,507
Series 2016-1, Class B 2.470%, due 12/15/20	1,150,000	1,152,712
SBA Tower Trust, Series 2014-1A, Class C
2.898%, due 10/15/44[3]	170,000	170,555
Seneca Park CLO Ltd., Series 2014-1A, Class A
2.113%, due 07/17/26[2,3]	250,000	249,464
Sierra Timeshare Receivables Funding Co. LLC,
Series 2012-2A, Class A 2.380%, due 03/20/29[3]	153,975	154,139
Series 2014-2A, Class A 2.050%, due 06/20/31[3]	76,447	76,066
Series 2014-3A, Class A 2.300%, due 10/20/31[3]	168,074	167,564
Series 2015-1A, Class A 2.400%, due 03/22/32[3]	290,128	286,368
Series 2015-3A, Class A 2.580%, due 09/20/32[3]	112,496	112,342
Series 2015-3A, Class B 3.080%, due 09/20/32[3]	74,998	74,764

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(continued)
SLM Student Loan Trust,
Series 2003-14, Class A6 0.938%, due 07/25/25[2]	100,000	93,691
Series 2004-10, Class B 1.008%, due 01/25/40[2]	122,944	95,857
Series 2005-5, Class A4 0.778%, due 10/25/28	160,000	150,587
Series 2005-8, Class B 0.948%, due 01/25/40[2]	134,105	105,201
Series 2006-1, Class A5 0.748%, due 07/26/21[2]	120,000	118,492
Series 2012-A, Class A1 1.833%, due 08/15/25[2,3]	299,640	300,236
Series 2012-D, Class A1 1.483%, due 06/15/23[2,3]	71,360	71,334
SMB Private Education Loan Trust, Series 2015-C, Class B
3.500%, due 09/15/43[3]	630,000	589,246
SoFi Professional Loan Program LLC,
Series 2014-A, Class A2 3.020%, due 10/25/27[3]	51,557	51,998
Series 2015-C, Class A2 2.510%, due 08/25/33[3]	865,750	858,023
Series 2015-D, Class A2 2.720%, due 10/27/36[3]	866,606	864,788
Sofi Professional Loan Program LLC,
Series 2016-A, Class A1 2.245%, due 08/25/36[2,3]	245,961	246,650
Series 2016-A, Class A2 2.760%, due 12/26/36[3]	265,538	264,486
Sonic Capital LLC, Series 2011-1A, Class A2
5.438%, due 05/20/41[3]	212,790	217,319
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1
0.889%, due 06/25/36[2]	40,000	38,286
SpringCastle America Funding LLC, Series 2014-AA, Class A
2.700%, due 05/25/23[3]	263,053	263,671
SPS Servicer Advance Receivables Trust, Series 2015-T3, Class AT3
2.920%, due 07/15/47[3]	100,000	100,096
Store Master Funding I LLC, Series 2015-1A, Class A1
3.750%, due 04/20/45[3]	99,500	94,338
SWAY Residential Trust, Series 2014-1, Class A
1.736%, due 01/17/32[2,3]	753,388	749,129
Symphony CLO XV Ltd., Series 2014-15A, Class A
2.083%, due 10/17/26[2,3]	250,000	249,341
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	1,050,000	1,057,021
Tidewater Auto Receivables Trust, Series 2014-AA, Class A3
1.400%, due 07/15/18[3]	116,314	116,266
Trade MAPS 1 Ltd., Series 2013-1A, Class A
1.137%, due 12/10/18[2,3]	250,000	248,918
Tricon American Homes, Series 2015 SFR1, Class A
1.686%, due 05/17/32[2,3]	1,030,000	1,014,078

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Asset-backed securities—(concluded)
United Auto Credit Securitization Trust, Series 2016-1, Class A
2.000%, due 10/16/17[3]	141,434	141,340
Welk Resorts LLC, Series 2015-AA, Class A
2.790%, due 06/16/31[3]	88,597	87,721
Wendys Funding LLC, Series 2015-1A Class-A2I3
3.371%, due 06/15/45	248,750	245,019
Westgate Resorts LLC,
Series 2013-1A, Class A 2.250%, due 08/20/25[3]	63,648	63,305
Series 2014-1A, Class A 2.150%, due 12/20/26[3]	147,873	145,193
Series 2015-2A, Class A 3.200%, due 07/20/28[3]	225,718	225,601
Westlake Automobile Receivables Trust,
Series 2014-2A, Class A2 0.970%, due 10/16/17[3]	13,041	13,037
Series 2016-1A, Class A1 0.850%, due 01/16/17[3]	299,055	299,060
Series 2016-1A, Class A2B 1.483%, due 01/15/19[2,3]	500,000	500,313
Total asset-backed securities (cost—$63,758,479)		63,646,063

Corporate notes—29.34%
Aerospace & defense—0.23%
BAE Systems Holdings, Inc.
2.850%, due 12/15/20[3]	50,000	50,735
3.850%, due 12/15/25[3]	20,000	20,776
Lockheed Martin Corp.
3.350%, due 09/15/21	170,000	181,392
3.100%, due 01/15/23	15,000	15,715
3.550%, due 01/15/26	35,000	37,491
4.500%, due 05/15/36	25,000	27,732
4.700%, due 05/15/46	50,000	57,459
United Technologies Corp.
1.778%, due 05/04/18[7]	599,000	602,852
		994,152
Airlines—0.18%
American Airlines Group, Inc.
4.625%, due 03/01/20[3]	270,000	265,275
American Airlines Pass Through Trust 2014-1, Class B
4.375%, due 10/01/22	17,292	17,248

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Airlines—(concluded)
American Airlines Pass Through Trust 2015-1, Class A
3.375%, due 05/01/27[8]	470,295	475,586
		758,109
Auto & truck—0.15%
General Motors Co.
3.500%, due 10/02/18[8]	630,000	650,102

Automotive—0.08%
Asciano Finance Ltd.
5.000%, due 04/07/18[3]	320,000	327,235

Banking-non-US—1.70%
ANZ New Zealand International Ltd.
2.250%, due 02/01/19[3]	520,000	524,084
Banco Bilbao Vizcaya Argentaria SA
3.000%, due 10/20/20	520,000	527,156
BNP Paribas SA
2.375%, due 05/21/20	200,000	202,563
BPCE SA
2.650%, due 02/03/21[8]	455,000	463,933
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, due 08/04/25	260,000	272,424
Credit Agricole SA
2.500%, due 04/15/19[3]	250,000	254,913
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	345,000	342,454
3.450%, due 04/16/21[3]	250,000	252,591
Credit Suisse New York
1.700%, due 04/27/18	395,000	394,746
Deutsche Bank AG
4.500%, due 04/01/25[8]	220,000	202,389
Discover Financial Services
3.750%, due 03/04/25	35,000	34,674
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20[3]	384,000	393,075
ING Bank N.V.
5.800%, due 09/25/23[3]	200,000	220,747
Itau Unibanco Holding SA
2.850%, due 05/26/18[3]	200,000	197,000

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
KFW
1.500%, due 02/06/19	509,000	514,842
Lloyds Banking Group PLC
4.650%, due 03/24/26[8]	201,000	203,739
Mitsubishi UFJ Trust & Banking Corp.
2.650%, due 10/19/20[3]	540,000	548,488
Nordea Bank AB
1.875%, due 09/17/18[3,8]	200,000	201,241
2.500%, due 09/17/20[3]	380,000	386,619
Royal Bank of Canada GMTN
2.500%, due 01/19/21[8]	240,000	245,214
Royal Bank of Scotland Group PLC
6.125%, due 12/15/22	25,000	26,721
6.000%, due 12/19/23	205,000	209,732
5.125%, due 05/28/24	179,000	175,128
4.800%, due 04/05/26[8]	200,000	204,670
Santander UK Group Holdings PLC
2.875%, due 10/16/20	245,000	243,833
		7,242,976
Banking-US—4.14%
Aviation Capital Group Corp.
2.875%, due 09/17/18[3]	630,000	628,885
Bank of America Corp.
6.500%, due 08/01/16	1,370,000	1,388,399
5.625%, due 10/14/16	330,000	336,758
2.250%, due 04/21/20	677,000	677,146
4.000%, due 01/22/25[8]	410,000	410,205
6.100%, due 03/17/25[2,9]	524,000	524,327
3.950%, due 04/21/25	340,000	339,362
3.875%, due 08/01/25	930,000	968,317
4.450%, due 03/03/26	391,000	405,185
Bank of America Corp. MTN
1.694%, due 03/22/18[2]	770,000	773,912
Bank of America Corp., Series 1
3.750%, due 07/12/16	165,000	165,901
Branch Banking & Trust Co.
3.625%, due 09/16/25	250,000	262,099
Capital One Bank USA N.A.
1.300%, due 06/05/17	250,000	249,866
Capital One Financial Corp.
3.500%, due 06/15/23	123,000	124,653
3.200%, due 02/05/25[8]	210,000	208,548

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(continued)
4.200%, due 10/29/25	232,000	237,494
Capital One NA/Mclean VA
2.950%, due 07/23/21	260,000	264,068
CIT Group, Inc.
5.250%, due 03/15/18	100,000	103,125
5.500%, due 02/15/19[3]	405,000	423,833
3.875%, due 02/19/19	295,000	296,475
Discover Bank/Greenwood DE
2.600%, due 11/13/18	330,000	333,229
3.100%, due 06/04/20	250,000	254,659
4.200%, due 08/08/23	270,000	282,669
First Horizon National Corp.
3.500%, due 12/15/20	580,000	582,111
Goldman Sachs Group, Inc.
5.950%, due 01/18/18	1,030,000	1,102,067
1.838%, due 04/30/18[2]	530,000	532,737
2.550%, due 10/23/19	231,000	234,563
2.600%, due 04/23/20[8]	349,000	353,002
5.375%, due 05/10/20[2,9]	475,000	458,375
3.500%, due 01/23/25	40,000	40,442
3.750%, due 05/22/25	455,000	467,362
4.250%, due 10/21/25	195,000	198,999
JPMorgan Chase & Co.
1.538%, due 01/25/18[2]	525,000	527,277
4.500%, due 01/24/22	130,000	143,594
3.250%, due 09/23/22	105,000	109,117
4.250%, due 10/01/27	343,000	357,560
KeyCorp MTN
2.900%, due 09/15/20	100,000	102,260
Regions Financial Corp.
3.200%, due 02/08/21	20,000	20,168
Santander Holdings USA, Inc.
4.500%, due 07/17/25[8]	160,000	165,015
State Street Capital Trust IV
1.634%, due 06/15/37[2]	570,000	417,525
State Street Corp.
2.550%, due 08/18/20	195,000	200,874
The Bank of New York Mellon Corp.
4.950%, due 06/20/20[2,9]	279,000	278,595
2.050%, due 05/03/21	175,000	175,421
3.000%, due 02/24/25[8]	160,000	164,024
2.800%, due 05/04/26	90,000	90,495
The Goldman Sachs Group, Inc.
3.750%, due 02/25/26	100,000	102,796
Wells Fargo & Co.
1.268%, due 04/23/18[2]	685,000	685,319
3.000%, due 04/22/26	234,000	232,735

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
Wells Fargo & Co. GMTN
4.300%, due 07/22/27	175,000	185,758
Wells Fargo & Co. MTN
3.550%, due 09/29/25[8]	104,000	108,908
		17,696,214
Beverages—0.49%
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	736,000	756,194
3.300%, due 02/01/23[8]	448,000	470,973
3.650%, due 02/01/26[8]	414,000	436,928
Coca-Cola Femsa SAB de CV
2.375%, due 11/26/18	422,000	427,622
		2,091,717
Biotechnology—0.34%
Amgen, Inc.
3.125%, due 05/01/25	40,000	41,034
6.375%, due 06/01/37	21,000	26,611
5.150%, due 11/15/41	75,000	84,696
Biogen, Inc.
2.900%, due 09/15/20	80,000	82,894
4.050%, due 09/15/25	115,000	123,236
Celgene Corp.
2.250%, due 05/15/19	50,000	50,575
2.875%, due 08/15/20	465,000	481,913
3.250%, due 08/15/22	130,000	134,541
Gilead Sciences, Inc.
3.250%, due 09/01/22	80,000	84,753
3.700%, due 04/01/24	205,000	221,143
3.650%, due 03/01/26	104,000	111,426
		1,442,822
Building & construction—0.12%
Lennar Corp.
4.125%, due 12/01/18	302,000	309,927
4.500%, due 11/15/19	115,000	119,384
4.750%, due 04/01/21	95,000	98,943
		528,254
Building products—0.20%
Cemex SAB de CV
5.875%, due 03/25/19[3,8]	200,000	203,500

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building products—(concluded)
Martin Marietta Materials, Inc.
1.729%, due 06/30/17[2]	110,000	109,165
Masco Corp.
7.125%, due 03/15/20	250,000	288,750
3.500%, due 04/01/21	240,000	243,600
		845,015
Chemicals—0.50%
CF Industries, Inc.
3.450%, due 06/01/23[8]	225,000	221,158
Eastman Chemical Co.
2.700%, due 01/15/20	420,000	429,108
3.800%, due 03/15/25	255,000	264,123
LYB International Finance BV
4.000%, due 07/15/23	125,000	133,246
LyondellBasell Industries N.V.
5.000%, due 04/15/19	500,000	539,563
Monsanto Co.
3.375%, due 07/15/24[8]	257,000	263,815
RPM International, Inc.
6.125%, due 10/15/19	259,000	288,403
		2,139,416
Commercial services—0.47%
Air Lease Corp.
5.625%, due 04/01/17	1,000,000	1,032,480
3.375%, due 06/01/21[8]	100,000	100,250
Duke University
4.077%, due 10/01/48	91,000	95,751
Republic Services, Inc.
3.200%, due 03/15/25	180,000	181,765
The Hertz Corp.
6.750%, due 04/15/19	290,000	294,350
Waste Management, Inc.
3.125%, due 03/01/25	309,000	316,555
		2,021,151
Communications equipment—0.24%
Apple, Inc.
2.000%, due 05/06/20[8]	225,000	229,957
2.850%, due 05/06/21	560,000	588,427
3.250%, due 02/23/26	61,000	63,779

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Communications equipment—(concluded)
QUALCOMM, Inc.
3.450%, due 05/20/25[8]	145,000	150,406
		1,032,569
Computers—0.29%
Hewlett Packard Enterprise Co.
2.450%, due 10/05/17[3]	370,000	374,150
2.850%, due 10/05/18[3]	250,000	255,214
3.600%, due 10/15/20[3]	285,000	295,231
Leidos Holdings, Inc.
4.450%, due 12/01/20	300,000	295,500
		1,220,095
Containers & packaging—0.01%
WestRock RKT Co.
4.900%, due 03/01/22	43,000	47,328

Diversified financial services—0.25%
Fidelity National Information Services, Inc.
3.500%, due 04/15/23	130,000	131,687
5.000%, due 10/15/25	51,000	56,279
General Electric Capital Corp.
5.500%, due 01/08/20	134,000	153,068
General Electric Capital Corp. MTN
4.375%, due 09/16/20	138,000	153,649
Intercontinental Exchange, Inc.
3.750%, due 12/01/25[8]	100,000	103,598
Visa, Inc.
3.150%, due 12/14/25	79,000	82,930
4.150%, due 12/14/35	304,000	330,445
4.300%, due 12/14/45	50,000	55,093
		1,066,749
Electric utilities—0.16%
Ameren Corp.
2.700%, due 11/15/20	220,000	223,286
Duke Energy Corp.
3.750%, due 04/15/24	110,000	117,213
4.800%, due 12/15/45	190,000	208,067

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
Exelon Generation Co. LLC
4.250%, due 06/15/22[8]	128,000	134,852
		683,418
Electric-integrated—1.24%
Eaton Corp.
1.500%, due 11/02/17	605,000	607,029
2.750%, due 11/02/22	308,000	311,562
EDP Finance BV
4.900%, due 10/01/19[3]	63,000	66,463
4.125%, due 01/15/20[3]	460,000	469,902
Entergy Corp.
4.000%, due 07/15/22	195,000	207,794
Entergy Texas, Inc.
7.125%, due 02/01/19	340,000	385,126
2.550%, due 06/01/21	45,000	45,502
Exelon Corp.
2.850%, due 06/15/20	70,000	71,428
2.450%, due 04/15/21	5,000	5,048
3.400%, due 04/15/26[8]	10,000	10,191
Jabil Circuit, Inc.
8.250%, due 03/15/18	620,000	674,250
Jersey Central Power & Light Co.
5.625%, due 05/01/16	550,000	550,000
Pacificorp
5.500%, due 01/15/19	486,000	536,740
5.750%, due 04/01/37	275,000	347,418
Puget Energy, Inc.
6.000%, due 09/01/21	75,000	85,802
5.625%, due 07/15/22	450,000	504,412
Virginia Electric & Power Co.
3.100%, due 05/15/25[8]	185,000	192,776
3.150%, due 01/15/26[8]	30,000	31,508
WEC Energy Group, Inc.
2.450%, due 06/15/20	170,000	174,065
		5,277,016
Electronic equipment & instruments—0.11%
Thermo Fisher Scientific, Inc.
3.600%, due 08/15/21	150,000	157,066
3.000%, due 04/15/23	30,000	30,394

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electronic equipment & instruments—(concluded)
Tyco Electronics Group SA
6.550%, due 10/01/17	250,000	267,428
		454,888
Environmental—0.06%
Clean Harbors, Inc.
5.250%, due 08/01/20	255,000	262,331

Finance-captive automotive—2.30%
American Honda Finance Corp.
1.700%, due 02/22/19	315,000	318,510
Ares Capital Corp.
3.875%, due 01/15/20	275,000	281,182
CDP Financial, Inc.
4.400%, due 11/25/19[3]	1,160,000	1,271,558
Daimler Finance North America LLC
2.450%, due 05/18/20[3]	590,000	593,966
ERP Operating LP
3.000%, due 04/15/23	525,000	535,001
Ford Motor Credit Co. LLC
1.700%, due 05/09/16	1,455,000	1,455,164
1.870%, due 05/09/16[2]	680,000	680,099
6.625%, due 08/15/17	220,000	234,101
2.240%, due 06/15/18	200,000	201,347
2.943%, due 01/08/19	330,000	338,030
FS Investment Corp.
4.000%, due 07/15/19	200,000	200,170
General Motors Financial Co., Inc.
3.100%, due 01/15/19	175,000	179,398
3.500%, due 07/10/19	675,000	697,931
3.200%, due 07/13/20	240,000	244,607
3.450%, due 04/10/22	350,000	351,248
Hyundai Capital America
2.400%, due 10/30/18[3]	105,000	105,855
2.550%, due 02/06/19[3]	550,000	556,350
2.500%, due 03/18/19[3,8]	30,000	30,312
3.000%, due 10/30/20[3]	300,000	306,025
Lazard Group LLC
4.250%, due 11/14/20	300,000	314,830
Regions Bank
7.500%, due 05/15/18	450,000	494,541
Synchrony Financial
2.600%, due 01/15/19	120,000	120,861

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Finance-captive automotive—(concluded)
4.500%, due 07/23/25	285,000	295,508
		9,806,594
Finance-other—0.25%
FMS Wertmanagement AoeR
1.125%, due 09/05/17	525,000	526,412
International Lease Finance Corp.
3.875%, due 04/15/18	550,000	558,938
		1,085,350
Financial services—4.12%
Ally Financial, Inc.
5.500%, due 02/15/17	1,150,000	1,174,437
3.250%, due 02/13/18	690,000	690,000
Barclays PLC
2.750%, due 11/08/19	200,000	200,077
3.250%, due 01/12/21	815,000	820,799
4.375%, due 09/11/24	355,000	344,258
4.375%, due 01/12/26	600,000	604,576
Citigroup, Inc.
1.800%, due 02/05/18	700,000	700,508
5.950%, due 05/15/25[2,9]	411,000	397,899
3.700%, due 01/12/26	446,000	459,989
Doric Nimrod Air Alpha Ltd. 2013-1 Pass Through Trust
5.250%, due 05/30/23[3]	324,774	330,457
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[3]	495,000	495,178
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.500%, due 03/15/17	855,000	852,862
6.000%, due 08/01/20	375,000	374,063
Intesa Sanpaolo SpA
3.875%, due 01/16/18	530,000	543,672
5.710%, due 01/15/26[3]	200,000	194,258
JPMorgan Chase & Co.
1.700%, due 03/01/18[8]	835,000	838,445
2.200%, due 10/22/19	410,000	415,118
2.250%, due 01/23/20	215,000	216,462
2.750%, due 06/23/20	720,000	737,239
Morgan Stanley
1.875%, due 01/05/18	280,000	281,240
6.625%, due 04/01/18[8]	400,000	436,366
2.125%, due 04/25/18	860,000	867,800
2.450%, due 02/01/19	240,000	243,640
2.650%, due 01/27/20	595,000	603,575
2.800%, due 06/16/20	880,000	897,643
2.500%, due 04/21/21[8]	95,000	95,235

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
3.750%, due 02/25/23	275,000	287,204
3.875%, due 01/27/26	314,000	325,964
3.950%, due 04/23/27	325,000	324,322
Morgan Stanley GMTN
4.000%, due 07/23/25[8]	225,000	236,402
Morgan Stanley MTN
2.200%, due 12/07/18	125,000	125,954
S&P Global, Inc.
3.300%, due 08/14/20	370,000	383,888
SteelRiver Transmission Co. LLC
4.710%, due 06/30/17[3]	623,096	631,134
The Hartford Financial Services Group, Inc.
8.125%, due 06/15/38[2]	380,000	410,400
The Western Union Co.
5.930%, due 10/01/16	500,000	509,927
US Bancorp MTN
1.950%, due 11/15/18	560,000	570,046
		17,621,037
Food & drug retailing—0.09%
CVS Health Corp.
3.375%, due 08/12/24	315,000	330,858
3.875%, due 07/20/25	58,000	62,572
		393,430
Food processors/beverage/bottling—0.09%
Ecolab, Inc.
2.000%, due 01/14/19	270,000	272,125
4.350%, due 12/08/21	115,000	128,100
		400,225
Food/beverage—0.13%
JBS Investments GmbH
7.750%, due 10/28/20[3,8]	525,000	539,438

Gas pipelines—0.32%
Kinder Morgan, Inc.
7.000%, due 06/15/17	680,000	710,811

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Gas pipelines—(concluded)
Plains All American Pipeline LP/PAA Finance Corp.
2.600%, due 12/15/19[8]	370,000	354,910
3.600%, due 11/01/24	200,000	179,250
4.650%, due 10/15/25[8]	145,000	138,407
		1,383,378
Health care equipment & supplies—0.20%
Becton Dickinson and Co.
1.800%, due 12/15/17	110,000	110,585
2.675%, due 12/15/19	55,000	56,432
3.734%, due 12/15/24	85,000	90,438
Boston Scientific Corp.
2.850%, due 05/15/20	150,000	153,434
3.850%, due 05/15/25	70,000	73,020
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[3]	150,000	125,625
St. Jude Medical, Inc.
2.000%, due 09/15/18	105,000	106,127
2.800%, due 09/15/20	140,000	143,371
3.875%, due 09/15/25	15,000	15,915
		874,947
Health care providers & services—0.18%
Aetna, Inc.
2.750%, due 11/15/22	215,000	217,151
3.500%, due 11/15/24[8]	44,000	45,507
Cigna Corp.
3.250%, due 04/15/25[8]	140,000	140,273
Memorial Sloan-Kettering Cancer Center
4.200%, due 07/01/55	113,000	118,456
Zimmer Biomet Holdings, Inc.
2.000%, due 04/01/18	232,000	233,339
		754,726
Hotels, restaurants & leisure—0.15%
Brunswick Corp.
4.625%, due 05/15/21[3]	188,000	189,880
Marriott International, Inc.
2.875%, due 03/01/21	355,000	360,398
McDonald’s Corp.
2.750%, due 12/09/20	25,000	25,948

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Hotels, restaurants & leisure—(concluded)
McDonald’s Corp. MTN
3.700%, due 01/30/26	45,000	48,106
		624,332
Household durables—0.17%
Newell Brands, Inc.
2.600%, due 03/29/19	335,000	342,722
Stanley Black & Decker, Inc.
2.451%, due 11/17/18	360,000	366,711
		709,433
Industrial conglomerates—0.05%
General Electric Co.
3.375%, due 03/11/24	190,000	203,898

Insurance—0.91%
American International Group, Inc.
3.300%, due 03/01/21[8]	315,000	324,463
3.750%, due 07/10/25	190,000	192,429
3.900%, due 04/01/26	222,000	226,534
Aon PLC
3.875%, due 12/15/25	95,000	97,651
Berkshire Hathaway, Inc.
2.750%, due 03/15/23	50,000	51,552
3.125%, due 03/15/26	35,000	36,427
CNA Financial Corp.
5.750%, due 08/15/21	241,000	271,618
Lincoln National Corp.
6.250%, due 02/15/20	235,000	264,060
Marsh & McLennan Cos., Inc.
3.750%, due 03/14/26	405,000	418,146
MetLife, Inc.
3.000%, due 03/01/25	155,000	155,315
Pacific LifeCorp.
5.125%, due 01/30/43[3]	360,000	380,329
Prudential Financial, Inc. MTN
3.000%, due 05/12/16[8]	260,000	260,205
Reinsurance Group of America, Inc.
5.625%, due 03/15/17	245,000	253,450
TIAA Asset Management Finance Co. LLC
2.950%, due 11/01/19[3]	550,000	560,960
Trinity Acquisition PLC
3.500%, due 09/15/21	45,000	45,912

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
Willis North America, Inc.
6.200%, due 03/28/17	185,000	192,409
Willis Towers Watson PLC
5.750%, due 03/15/21	145,000	161,980
		3,893,440
Media—1.25%
CCO Safari II LLC
3.579%, due 07/23/20[3]	1,500,000	1,557,755
4.464%, due 07/23/22[3]	415,000	441,187
6.484%, due 10/23/45[3]	175,000	205,570
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	215,000	216,075
Comcast Corp.
4.250%, due 01/15/33	240,000	259,300
Discovery Communications LLC
5.050%, due 06/01/20	6,000	6,556
3.450%, due 03/15/25	171,000	166,287
4.900%, due 03/11/26	90,000	94,824
Expedia, Inc.
7.456%, due 08/15/18	465,000	516,814
iHeartCommunications, Inc.
9.000%, due 09/15/22[8]	220,000	154,550
NBCUniversal Enterprise, Inc.
5.250%, due 03/19/21[3,9]	375,000	388,125
Numericable-SFR SA
7.375%, due 05/01/26[3]	200,000	203,000
Sirius XM Radio, Inc.
4.250%, due 05/15/20[3,8]	500,000	509,375
Time Warner Cable, Inc.
5.000%, due 02/01/20	265,000	289,144
Viacom, Inc.
6.125%, due 10/05/17	315,000	333,728
		5,342,290
Medical providers—0.54%
Anthem, Inc.
3.300%, due 01/15/23	83,000	84,610
3.500%, due 08/15/24	79,000	81,022
HCA, Inc.
3.750%, due 03/15/19	515,000	527,875
Laboratory Corp. of America Holdings
2.625%, due 02/01/20	255,000	257,561

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Medical providers—(concluded)
Stryker Corp.
2.625%, due 03/15/21	45,000	46,223
3.500%, due 03/15/26	40,000	41,919
UnitedHealth Group, Inc.
1.700%, due 02/15/19	300,000	303,504
2.700%, due 07/15/20	641,000	667,887
2.875%, due 12/15/21	134,000	139,910
2.875%, due 03/15/22	144,000	149,458
		2,299,969
Metals & mining—0.09%
Novelis, Inc.
8.750%, due 12/15/20	353,000	364,473

Multi-line insurance—0.06%
American International Group, Inc.
4.875%, due 06/01/22	245,000	268,835

Oil & gas—0.94%
Airgas, Inc.
3.050%, due 08/01/20	525,000	535,945
Anadarko Petroleum Corp.
5.950%, due 09/15/16	251,000	255,871
5.550%, due 03/15/26	105,000	112,293
Apache Corp.
3.625%, due 02/01/21	305,000	312,559
2.625%, due 01/15/23	62,000	59,028
Devon Energy Corp.
3.250%, due 05/15/22[8]	165,000	149,383
Dominion Gas Holdings LLC
3.600%, due 12/15/24[8]	133,000	136,789
Ecopetrol SA
4.125%, due 01/16/25	195,000	169,650
Kinder Morgan Energy Partners LP
3.500%, due 09/01/23	40,000	37,583
4.150%, due 02/01/24[8]	100,000	96,499
4.250%, due 09/01/24	180,000	174,147
Petrobras Global Finance BV
2.000%, due 05/20/16	285,000	284,772
Petroleos Mexicanos
8.000%, due 05/03/19	75,000	83,475
4.875%, due 01/24/22	159,000	159,875
6.875%, due 08/04/26[3]	404,000	445,814
Pioneer Natural Resources Co.
6.875%, due 05/01/18	650,000	701,940

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
Shell International Finance BV
2.125%, due 05/11/20	252,000	255,370
3.250%, due 05/11/25	30,000	31,012
		4,002,005
Oil field equipment & services—0.04%
Cameron International Corp.
1.400%, due 06/15/17	170,000	169,308

Oil Services—0.06%
BP Capital Markets PLC
3.062%, due 03/17/22	265,000	273,294

Paper & forest products—0.15%
International Paper Co.
3.650%, due 06/15/24	125,000	130,161
Sappi Papier Holding GmbH
7.750%, due 07/15/17[3]	498,000	521,032
		651,193
Pharmaceuticals—1.54%
AbbVie, Inc.
1.800%, due 05/14/18	600,000	604,198
2.500%, due 05/14/20[8]	312,000	317,302
2.900%, due 11/06/22[8]	415,000	423,845
3.600%, due 05/14/25	105,000	110,143
Actavis Funding SCS
2.350%, due 03/12/18	300,000	303,157
3.000%, due 03/12/20	480,000	490,247
3.450%, due 03/15/22	230,000	235,937
Baxalta, Inc.
2.875%, due 06/23/20[3]	160,000	159,996
4.000%, due 06/23/25[3]	254,000	261,173
Express Scripts Holding Co.
3.300%, due 02/25/21	525,000	541,698
Forest Laboratories, Inc.
5.000%, due 12/15/21[3]	1,100,000	1,213,386
Johnson & Johnson
2.450%, due 03/01/26	25,000	25,132
Medtronic, Inc.
4.625%, due 03/15/45	170,000	194,210
Merck & Co., Inc.
2.350%, due 02/10/22	235,000	239,527
Mylan, Inc.
3.125%, due 01/15/23[3,8]	340,000	328,267

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
Pfizer, Inc.
3.400%, due 05/15/24	210,000	226,430
Teva Pharmaceutical Finance Co. BV
2.950%, due 12/18/22	200,000	200,872
Valeant Pharmaceuticals International, Inc.
5.375%, due 03/15/20[3]	165,000	146,128
5.875%, due 05/15/23[3,8]	175,000	147,109
Zoetis, Inc.
1.875%, due 02/01/18	420,000	419,570
		6,588,327
Pipelines—0.51%
El Paso Pipeline Partners Operating Co. LLC
4.300%, due 05/01/24	120,000	117,002
Enbridge Energy Partners LP
5.875%, due 10/15/25	22,000	23,166
Energy Transfer Partners LP
4.050%, due 03/15/25[8]	616,000	573,922
4.750%, due 01/15/26	139,000	134,780
Enterprise Products Operating LLC
3.350%, due 03/15/23	80,000	81,739
3.750%, due 02/15/25	65,000	66,810
3.700%, due 02/15/26	65,000	66,183
8.375%, due 08/01/66[2]	585,000	487,223
Spectra Energy Partners LP
3.500%, due 03/15/25	56,000	55,650
Sunoco Logistics Partners Operations LP
3.450%, due 01/15/23	215,000	201,758
5.950%, due 12/01/25[8]	333,000	358,722
		2,166,955
Real estate investment trusts—0.71%
American Tower Corp.
3.300%, due 02/15/21[8]	384,000	396,340
4.000%, due 06/01/25	71,000	74,257
4.400%, due 02/15/26[8]	174,000	187,434
AvalonBay Communities, Inc.
3.500%, due 11/15/25	25,000	26,078
AvalonBay Communities, Inc. MTN
2.850%, due 03/15/23	335,000	337,240
Digital Realty Trust LP
3.400%, due 10/01/20	185,000	190,167
Duke Realty LP
5.950%, due 02/15/17	400,000	413,521

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Real estate investment trusts—(concluded)
HCP, Inc.
6.000%, due 01/30/17	300,000	309,327
Highwoods Realty LP
7.500%, due 04/15/18	400,000	439,220
Simon Property Group LP
3.375%, due 03/15/22	375,000	397,245
Weyerhaeuser Co.
7.375%, due 10/01/19	230,000	265,438
		3,036,267
Retail—0.14%
AutoNation, Inc.
3.350%, due 01/15/21	150,000	152,456
Lowe’s Cos., Inc.
2.500%, due 04/15/26	60,000	59,335
Macy’s Retail Holdings, Inc.
3.625%, due 06/01/24	121,000	120,048
The Home Depot, Inc.
2.000%, due 04/01/21	275,000	278,141
		609,980
Semiconductor equipment & products—0.03%
Applied Materials, Inc.
2.625%, due 10/01/20	80,000	82,288
3.900%, due 10/01/25	60,000	63,969
		146,257
Software & services—0.17%
Microsoft Corp.
2.650%, due 11/03/22	25,000	25,985
Oracle Corp.
2.800%, due 07/08/21[8]	340,000	356,215
3.400%, due 07/08/24	44,000	46,783
2.950%, due 05/15/25[8]	295,000	303,558
		732,541
Special purpose entity—0.73%
Bunge Ltd. Finance Corp.
3.200%, due 06/15/17	1,127,000	1,143,500
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	43,000	45,496

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Special purpose entity—(concluded)
CNH Industrial Capital LLC
3.375%, due 07/15/19	580,000	571,300
Crown Castle Towers LLC
6.113%, due 01/15/20[3]	495,000	548,186
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, due 06/15/19[3]	220,000	219,714
3.050%, due 01/09/20[3]	315,000	316,230
3.375%, due 02/01/22[3]	265,000	266,514
		3,110,940
Technology, hardware & equipment—0.24%
Pitney Bowes, Inc. MTN
5.750%, due 09/15/17	994,000	1,036,909

Telecommunications—0.48%
Cisco Systems, Inc.
2.200%, due 02/28/21	285,000	290,987
Harris Corp.
1.999%, due 04/27/18	550,000	549,596
2.700%, due 04/27/20	45,000	45,127
3.832%, due 04/27/25	400,000	416,653
Verizon Communications, Inc.
2.625%, due 02/21/20	130,000	133,842
3.450%, due 03/15/21	64,000	68,008
3.000%, due 11/01/21	31,000	32,102
5.150%, due 09/15/23	149,000	171,398
4.400%, due 11/01/34	350,000	356,546
		2,064,259
Textile/apparel—0.13%
Hanesbrands, Inc.
6.375%, due 12/15/20	520,000	538,200

Tobacco—0.30%
Altria Group, Inc.
2.850%, due 08/09/22	250,000	259,631
4.000%, due 01/31/24[8]	54,000	59,714
Imperial Brands Finance PLC
2.950%, due 07/21/20[3]	532,000	548,254
Reynolds American, Inc.
2.300%, due 06/12/18	165,000	168,222
3.250%, due 06/12/20	46,000	48,253

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Tobacco—(concluded)
4.450%, due 06/12/25	177,000	196,542
		1,280,616
Transportation—0.42%
Burlington Northern Santa Fe LLC
3.000%, due 04/01/25[8]	165,000	171,147
Canadian Pacific Railway Co.
3.700%, due 02/01/26	50,000	52,215
FedEx Corp.
3.250%, due 04/01/26[8]	25,000	25,848
GATX Corp.
2.600%, due 03/30/20	275,000	270,347
Ryder System, Inc. MTN
2.550%, due 06/01/19	10,000	10,079
2.450%, due 09/03/19	180,000	180,981
2.650%, due 03/02/20	130,000	130,756
2.875%, due 09/01/20	300,000	302,274
TTX Co.
2.250%, due 02/01/19[3]	250,000	252,675
Union Pacific Railroad Co. 2014-1 Pass Through Trust
3.227%, due 05/14/26	193,120	194,785
Virgin Australia 2013-1B Trust
6.000%, due 10/23/20[3]	191,369	194,240
		1,785,347
Utilities—0.30%
HD Supply, Inc.
7.500%, due 07/15/20	1,125,000	1,193,906
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	69,000	72,364
		1,266,270
Wireless telecommunications—0.59%
AT&T, Inc.
2.375%, due 11/27/18	110,000	112,448
2.300%, due 03/11/19[8]	110,000	112,482
2.450%, due 06/30/20[8]	190,000	192,691
4.600%, due 02/15/21	118,000	129,241
3.800%, due 03/15/22	73,000	77,346
2.625%, due 12/01/22	320,000	316,906
4.450%, due 04/01/24	206,000	224,331
3.950%, due 01/15/25	70,000	73,717

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
Crown Castle International Corp.
3.400%, due 02/15/21	273,000	282,622
3.700%, due 06/15/26	20,000	20,233
Crown Castle Towers LLC
4.174%, due 08/15/17[3]	200,000	203,771
T-Mobile USA, Inc.
6.464%, due 04/28/19	755,000	770,100
		2,515,888
Total corporate notes (cost—$123,593,550)		125,321,908

Non-US government obligations—0.14%
Argentine Republic Government International Bond
7.500%, due 04/22/26[3]	205,000	208,075
South Africa Government International Bond
5.375%, due 07/24/44[8]	200,000	197,300
Uruguay Government International Bond
4.500%, due 08/14/24[8]	85,000	90,100
4.375%, due 10/27/27	110,000	113,300
Total non-US government obligations (cost—$600,655)		608,775

Municipal bonds and notes—0.02%
California—0.02%
Access to Loans for Learning Student Loan Corp. Revenue, Student Loan Program, Series A13
0.838%, due 04/25/24[2] (cost—$84,688)	86,041	85,661

Repurchase agreement—9.62%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $40,964,854 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$41,904,887); proceeds: $41,083,034 (cost—$41,083,000)	41,083,000	41,083,000

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Notional amount		Value ($)
Options purchased—0.10%
Call swaptions purchased[6]—0.04%
3 Month USD LIBOR 30 Year Swap, strike @ 2.200%, expires 02/12/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/16/51	USD	800,000	89,637
3 Month USD LIBOR 30 Year Swap, strike @ 2.380%, expires 02/19/21 (Counterparty: GS; pay floating rate); underlying swap terminates 02/23/51	USD	800,000	95,908
Total call swaptions purchased			185,545

Put swaptions purchased[6]—0.06%
3 Month USD LIBOR 30 Year Swap, strike @ 2.200%, expires 02/12/21 (Counterparty: GS; receive fixed rate); underlying swap terminates 02/16/51	USD	800,000	129,007
3 Month USD LIBOR 30 Year Swap, strike @ 2.380%, expires 02/19/21 (Counterparty: GS; receive fixed rate); underlying swap terminates 02/23/51	USD	800,000	107,416
Total put swaptions purchased			236,423
Total options purchased (cost—$472,800)			421,968

	Number of shares
Investment of cash collateral from securities loaned—2.20%
Money market fund—2.20%
UBS Private Money Market Fund LLC[10] (cost—$9,419,042)	9,419,042		9,419,042
Total investments (cost—$469,910,089)[11]—110.46%			471,850,578
Liabilities in excess of other assets—(10.46)%			(44,688,802)
Net assets—100.00%			$427,161,776

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,699,254
Gross unrealized depreciation	(1,758,765)
Net unrealized appreciation	$1,940,489

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Written swaptions6

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
USD	7,650	3 Month USD LIBOR Interest Rate Swap strike @ 0.80%, terminating 03/19/20	BOA	Receive	03/15/18	35,379	(30,318)	5,061
USD	7,635	3 Month USD LIBOR Interest Rate Swap strike @ 1.47%, terminating 03/21/20	BOA	Receive	03/19/18	67,760	(72,320)	(4,560)
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.80%, terminating 02/08/27	CSI	Receive	02/06/17	113,280	(146,447)	(33,167)
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 1.90%, terminating 02/15/27	CSI	Receive	02/13/17	84,280	(127,774)	(43,494)
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Receive	02/23/18	63,876	(55,502)	8,374
EUR	5,220	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Receive	10/30/17	52,850	(35,397)	17,453
						417,425	(467,758)	(50,333)

		Put swaptions written
USD	7,635	3 Month USD LIBOR Interest Rate Swap strike @ 1.47%, terminating 03/21/20	BOA	Pay	03/19/18	67,760	(55,471)	12,289
USD	7,650	3 Month USD LIBOR Interest Rate Swap strike @ 1.80%, terminating 03/19/20	BOA	Pay	03/15/18	34,683	(36,102)	(1,419)
EUR	1,880	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 03/02/22	BOA	Pay	02/28/17	13,024	(13,915)	(891)
USD	5,900	3 Month USD LIBOR Interest Rate Swap strike @ 2.80%, terminating 02/08/27	CSI	Pay	02/06/17	174,050	(18,342)	155,708
USD	4,300	3 Month USD LIBOR Interest Rate Swap strike @ 2.90%, terminating 02/15/27	CSI	Pay	02/13/17	122,550	(10,967)	111,583
USD	7,000	3 Month USD LIBOR Interest Rate Swap strike @ 1.32%, terminating 02/27/20	GS	Pay	02/23/18	63,875	(57,966)	5,909
EUR	10,430	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	101,939	(39,952)	61,987

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Written swaptions—(concluded)6

Notional amount (000)		Put options written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation) ($)
EUR	2,610	6 Month EURIBOR Interest Rate Swap strike @ 1.00%, terminating 11/01/22	GS	Pay	10/30/17	31,056	(28,083)	2,973
						608,937	(260,798)	348,139
						1,026,362	(728,556)	297,806

Written swaptions activity for the nine months ended April 30, 2016 was as follows:

Premiums
received ($)
Swaptions and foreign exchange options outstanding at at July 31, 2015	780,961
Swaptions written	727,773
Swaptions exercised	(458,475)
Foreign exchange options terminated in closing purchase transactions	(23,897)
Swaptions outstanding at April 30, 2016	1,026,362

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
Interest rate futures buy contracts:
132	USD	90-Day Eurodollar Futures	December 2016	32,697,999	32,714,550	16,551
US Treasury futures buy contracts:
445	USD	US Treasury Note 2 Year Futures	June 2016	97,357,104	97,288,125	(68,979)
162	USD	US Treasury Note 5 Year Futures	June 2016	19,603,555	19,588,078	(15,477)
5	USD	US Treasury Note 10 Year Futures	June 2016	646,882	650,313	3,431
				150,305,540	150,241,066	(64,474)

				Proceeds($)
Interest rate futures sell contracts:
131	USD	90-Day Eurodollar Futures	December 2017	32,316,891	32,384,838	(67,947)
US Treasury futures sell contracts:
19	USD	US Ultra Long Bond Futures	June 2016	3,300,507	3,255,531	44,976
33	USD	US Long Bond Futures	June 2016	5,455,769	5,389,313	66,456
43	USD	US Treasury Note 5 Year Futures	June 2016	5,174,998	5,199,305	(24,307)
41	USD	US Treasury Note 10 Year Futures	June 2016	5,353,013	5,332,562	20,451
				51,601,178	51,561,549	39,629
						(24,845)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	1,036,002	GBP	555,000	05/18/16	23,730
BOA	AUD	1,060,000	NOK	6,729,152	07/01/16	31,477
MSI	AUD	1,070,000	USD	800,284	06/14/16	(11,884)
MSI	EUR	30,000	USD	34,205	05/04/16	(147)
MSI	EUR	30,000	USD	34,292	06/06/16	(93)
MSI	NOK	6,499,752	AUD	1,050,000	07/01/16	(10,580)
MSI	USD	811,394	AUD	1,070,000	06/14/16	774
						33,277

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[13]	Payments received by the Portfolio(%)[13]	Value($)	Unrealized appreciation (depreciation)($)
USD	24,810	08/31/20	1.130	3 Month USD LIBOR	80,932	80,510
USD	6,100	08/31/20	1.240	3 Month USD LIBOR	(7,458)	(7,562)
USD	2,000	02/11/26	3 Month USD LIBOR	1.679	(8,678)	(8,717)
USD	800	02/16/26	3 Month USD LIBOR	1.454	(20,154)	(20,170)
					44,642	44,061

Centrally cleared credit default swap agreements—sell protection14

Referenced obligations[15]	Notional amount (000)		Termination date	Payments received by the Portfolio[13] (%)	Upfront payments received (made)($)	Value($)	Unrealized depreciation ($)	Credit spread[16] (%)
CDX North America High Yield	USD	3,940	06/20/21	1.000	120,535	(137,681)	(17,146)	xx

Credit default swaps on credit index—sell protection14

Counterparty	Referenced obligations[15]	Notional amount (000)		Termination dates	Payments received by the Portfolio[13] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GS	Markit CMBX NA Series 6 Index	USD	260	05/11/63	3.000	20,716	(15,265)	5,451
JPMCB	Markit CMBX NA Series 6 Index	USD	300	11/17/45	3.000	384	(17,614)	(17,230)

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Credit default swaps on corporate issues—sell protection—(concluded)

Counterparty	Referenced obligations[15]	Notional amount (000)		Termination dates	Payments received by the Portfolio[13] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CSI	Markit CMBX NA Series 6 Index	USD	435	10/17/57	1.000	19,356	17,517	(1,839)
						1,744	(15,362)	(13,618)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	198,019,747	—	198,019,747
Federal home loan bank certificate	—	774,024	—	774,024
Federal home loan mortgage corporation certificates	—	562,192	—	562,192
Federal national mortgage association certificates	—	1,189,540	—	1,189,540
Collateralized mortgage obligations	—	29,163,120	105,324	29,268,444
Asset-backed securities	—	59,687,639	3,678,377	63,366,016
Corporate notes	—	125,274,580	—	125,274,580
Non-US government obligations	—	608,775	—	608,775
Municipal bonds and notes	—	85,661	—	85,661
Repurchase agreement	—	41,083,000	—	41,083,000
Options purchased	—	203,324	—	203,324
Investment of cash collateral from securities loaned	—	9,419,042	—	9,419,042
Futures contracts	151,865	—	—	151,865
Forward foreign currency contracts	—	55,981	—	55,981
Swap agreements	—	98,449	—	98,449
Total	151,865	466,225,074	3,783,701	470,160,640

Liabilities
Written swaptions	—	(728,556)	—	(728,556)
Futures contracts	(176,710)	—	—	(176,710)
Forward foreign currency contracts	—	(22,704)	—	(22,704)
Swap agreements	—	(206,850)	—	(206,850)
Total	(176,710)	(958,110)	—	(1,134,820)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016:

	Collateralized mortgage obligations ($)	Asset-backed securities ($)	Total ($)
Beginning balance	236,631	2,311,517	2,548,148
Purchases	—	3,329,630	3,329,630
Sales	(135,720)	(312,524)	(448,244)
Accrued discounts/(premiums)	—	1,094	1,094
Total realized gain/(loss)	1,569	4,698	6,267
Net change in unrealized appreciation/depreciation	2,844	49,535	52,379
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	105,324	5,383,950	5,489,274

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2016 was $50,787.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	94.5
Cayman Islands	1.1
United Kingdom	0.5
Netherlands	0.5
Canada	0.5
Venezuela	0.4
Mexico	0.3
Germany	0.3
Argentina	0.3
France	0.2
Austria	0.2
Guernsey	0.2
Italy	0.2
Sweden	0.1
Ireland	0.1
Japan	0.1
Spain	0.1
New Zealand	0.1
Australia	0.1
Switzerland	0.1
Luxembourg	0.1
Uruguay	0.0	†
Curacao	0.0	†
South Africa	0.0	†
Brazil	0.0	†
Colombia	0.0	†
United States Virgin Islands	0.0	†
Total	100.0

†  Amount represents less than 0.05%

Portfolio footnotes

1	In US Dollars unless otherwise indicated.
2	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.
3

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 17.57% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

5

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.03% of net assets as of April 30, 2016, are considered illiquid and restricted (see table below for more information).

Illiquid & restricted security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a percentage of net asset (%)	Value at 04/30/16 ($)	Value as a percentage of net asset (%)
VFC LLC, Series 2014-2, Class A 2.750% due 07/20/30	07/09/14	250,000	0.06	190	0.00
VFC LLC, Series 2015-3, Class A 2.750% due 12/20/31	03/25/15	250,000	0.06	4,434	0.00
Icon Brands Holdings LLC, Series 2012-1A, Class A	07/10/14	124,625	0.03	111,366	0.03
				115,990	0.03

6	Illiquid investment as of April 30, 2016.
7	Step bond that converts to the noted fixed rate at a designated future date.
8	Security, or portion thereof, was on loan at April 30, 2016.
9	Perpetual investment. The maturity date reflects the next call date.

PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

10

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	15,390,673	366,247,829	372,219,460	9,419,042	20,099

11	Includes $9,224,681 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $9,419,042.
12	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index

13	Payments made/received are based on the notional amount.
14

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

15	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
16

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
US government obligations—37.53%
US Treasury Bonds
2.500%, due 02/15/45	55,700,000	53,780,968
2.500%, due 02/15/46	5,500,000	5,308,144
2.750%, due 08/15/42	1,000,000	1,025,508
2.750%, due 11/15/42	9,700,000	9,926,582
2.875%, due 05/15/43[2]	2,595,000	2,714,614
2.875%, due 08/15/45	13,100,000	13,662,894
3.000%, due 05/15/42	5,200,000	5,598,122
3.000%, due 11/15/44	16,300,000	17,438,457
3.000%, due 05/15/45	4,500,000	4,810,959
3.125%, due 08/15/44	16,800,000	18,419,621
4.375%, due 05/15/40	100,000	133,688
4.500%, due 02/15/36	900,000	1,224,176
US Treasury Inflation Index Bonds (TIPS)
0.750%, due 02/15/42	1,663,172	1,617,565
0.750%, due 02/15/45	2,517,225	2,441,872
1.375%, due 02/15/44	1,424,304	1,597,521
1.750%, due 01/15/28	20,400,335	23,731,322
2.000%, due 01/15/26	8,141,335	9,551,651
2.375%, due 01/15/25	1,257,870	1,500,124
2.375%, due 01/15/27	5,173,256	6,334,005
2.500%, due 01/15/29	15,792,205	19,894,278
3.875%, due 04/15/29	1,290,859	1,851,844
US Treasury Inflation Index Notes (TIPS)
0.125%, due 04/15/20	7,593,675	7,748,024
0.125%, due 07/15/22	2,268,310	2,308,951
0.125%, due 07/15/24	42,638,512	42,909,437
0.250%, due 01/15/25	3,243,434	3,278,191
0.375%, due 07/15/25	3,699,371	3,793,009
0.625%, due 01/15/26	1,496,805	1,568,994
US Treasury Notes
2.000%, due 02/28/21[2]	18,100,000	18,700,974
2.125%, due 09/30/21	27,500,000	28,557,045
2.250%, due 04/30/21[2]	17,400,000	18,187,750
2.750%, due 02/15/24	925,000	998,060
Total US government obligations (cost—$325,720,640)		330,614,350

Government national mortgage association certificates—0.00%††
GNMA II ARM
1.750%, due 01/20/26[3]	7,682	7,923
1.750%, due 05/20/26[3]	14,341	14,834
1.875%, due 07/20/25[3]	4,323	4,467
2.000%, due 11/20/23[3]	3,123	3,215
Total government national mortgage association certificates (cost—$29,769)		30,439

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Federal home loan mortgage corporation certificates—0.35%
FHLMC
7.645%, due 05/01/25[4,5]	1,017,216	1,086,901
FHLMC ARM
2.940%, due 03/01/36[3]	39,580	40,254
FHLMC TBA
4.000%, VRD	1,800,000	1,921,781
Total federal home loan mortgage corporation certificates (cost—$2,976,543)		3,048,936

Federal housing administration certificates—0.00%††
FHA GMAC
7.430%, due 06/01/21[4,5]	11,432	10,817
FHA Reilly
7.430%, due 10/01/20[4,5]	2,640	2,587
Total federal housing administration certificates (cost—$14,642)		13,404

Federal national mortgage association certificates—4.61%
FNMA
3.500%, due 11/01/21	1,108,527	1,194,677
3.500%, due 12/01/25	63,600	67,354
4.500%, due 04/01/29	325,223	353,837
5.401%, due 11/01/34	8,160,165	9,926,234
FNMA ARM
1.750%, due 08/01/40[3]	45,697	46,142
2.045%, due 01/01/36[3]	50,113	52,565
2.499%, due 12/01/35[3]	80,017	84,373
2.518%, due 10/01/35[3]	40,448	42,725
2.588%, due 05/01/30[3]	40,661	42,325
2.606%, due 04/01/27[3]	12,184	12,793
2.655%, due 11/01/35[3]	84,382	88,735
2.687%, due 09/01/35[3]	54,158	57,250
2.787%, due 02/01/36[3]	79,937	84,588
2.805%, due 03/01/36[3]	72,905	76,260
2.822%, due 01/01/36[3]	43,296	46,150
2.912%, due 03/01/36[3]	56,737	59,401
2.971%, due 05/01/27[3]	9,276	9,499
2.972%, due 03/01/36[3]	38,180	40,580
3.037%, due 03/01/36[3]	25,604	26,966
5.640%, due 06/01/36[3]	9,062	9,061

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Federal national mortgage association certificates—(concluded)
FNMA ARM COFI
3.250%, due 11/01/26[4,5]	22,513		20,513
FNMA TBA
3.500%	6,000,000		6,286,037
4.000%	19,550,000		20,864,896
4.500%	1,000,000		1,087,773
Total federal national mortgage association certificates (cost—$38,693,363)			40,580,734

Collateralized mortgage obligations—14.09%
Alba PLC, Series 2007-1, Class A3
0.759%, due 03/17/39[3,6]	GBP	644,126	843,484
ARM Trust, Series 2005-5, Class 2A1
2.930%, due 09/25/35[3]	248,079		203,967
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A
5.739%, due 04/10/49[3]	395,600		404,897
Banc of America Funding Corp., Series 2005-D, Class A1
2.875%, due 05/25/35[3]	1,178,446		1,201,476
Banc of America Large Loan, Series 2010-UB5, Class A4A
5.674%, due 02/17/51[3,7]	1,720,925		1,744,415
Banc of America Merrill Lynch Large Loan, Series 2012-PARK, Class A
2.959%, due 12/10/30[7]	1,000,000		1,028,064
Bank of America Mortgage Securities, Inc.,
Series 2002-G, Class 1A3 3.280%, due 07/20/32[3]	909		914
Series 2004-H, Class 2A2 2.822%, due 09/25/34[3]	1,236,461		1,202,070
BBCCRE Trust, Series 2015-GTP, Class A
3.966%, due 08/10/33[7]	3,600,000		3,791,482
BBCMS Trust, Series 2015-RRI, Class A
1.583%, due 05/15/32[3,7]	3,645,412		3,620,543
BCAP LLC 2011-RR10 Trust, Class 3A5
2.864%, due 06/26/35[3,7]	882,251		874,170
Bear Stearns Alternative Loan Trust-A Trust,
Series 2003-3, Class 1A 2.355%, due 10/25/33[3]	32,584		30,068
Series 2004-9, Class 2A1 2.731%, due 09/25/34[3]	631,454		586,410
Series 2005-7, Class 22A1 2.781%, due 09/25/35[3]	945,233		785,948
Series 2006-1, Class 21A2 2.833%, due 02/25/36[3]	948,142		657,370
Bear Stearns ARM Trust,
Series 2003-1, Class 6A1 2.797%, due 04/25/33[3]	39,568		39,544
Series 2003-5, Class 2A1 2.662%, due 08/25/33[3]	264,726		263,033
Series 2004-3, Class 1A2 2.948%, due 07/25/34[3]	177,335		170,592
Series 2004-6, Class 2A1 3.012%, due 09/25/34[3]	1,103,634		1,008,389
Series 2004-7, Class 1A1 2.999%, due 10/25/34[3]	337,541		306,825
Series 2005-2, Class A1 3.090%, due 03/25/35[3]	728,416		726,547

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Collateralized mortgage obligations—(continued)
Series 2005-5, Class A2 2.460%, due 08/25/35[3]	1,307,988	1,302,525
Chase Mortgage Finance Corp.,
Series 2005-S3, Class A10 5.500%, due 11/25/35	2,527,000	2,387,745
Series 2007-S6, Class 2A1 5.500%, due 12/25/22	960,489	826,811
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA 1.403%, due 09/10/46[3,7,8]	4,357,101	218,792
Series 2013-GC17, Class XA 1.643%, due 11/10/46[3,7,8]	12,621,680	734,495
Series 2013-GC17, Class XA 1.588%, due 02/10/48[3,7,8]	3,653,187	329,019
Series 2015-GC29, Class XA 1.311%, due 04/10/48[3,7,8]	3,327,659	237,763
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-4, Class A 2.790%, due 08/25/35[3]	1,039,522	1,012,362
Series 2005-11, Class A1A 3.040%, due 05/25/35[3]	444,919	436,266
Series 2005-6, Class A2 2.760%, due 09/25/35[3]	87,057	86,126
Series 2005-6, Class A3 2.410%, due 09/25/35[3]	14,319	13,793
COMM Mortgage Trust,
Series 2014-LC15, Class XA 1.549%, due 04/10/47[3,7,8]	12,689,532	838,644
Series 2014-UBS3, Class XA 1.500%, due 06/10/47[3,7,8]	3,609,319	253,348
Countrywide Alternative Loan Trust,
Series 2003-J3, Class 2A1 6.250%, due 12/25/33	90,680	92,726
Series 2005-62, Class 2A1 1.377%, due 12/25/35[3]	367,573	307,205
Series 2006-41CB, Class 1A9 6.000%, due 01/25/37	751,741	638,095
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2003-R4, Class 2A 5.428%, due 01/25/34[3,7]	815,932	808,492
Series 2004-12, Class 11A1 2.795%, due 08/25/34[3]	331,896	289,372
Series 2004-12, Class 11A2 2.795%, due 08/25/34[3]	216,751	194,506
Series 2004-12, Class 12A1 2.746%, due 08/25/34[3]	67,489	57,845
Series 2005-HYB9, Class 5A1 2.602%, due 02/20/36[3]	293,076	258,213
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4
5.695%, due 09/15/40[3]	328,141	338,728
FHLMC REMIC,
Series 0023, Class KZ 6.500%, due 11/25/23	57,583	64,429
Series 1278, Class K 7.000%, due 05/15/22	21,356	22,925
Series 1367, Class KA 6.500%, due 09/15/22	643	712
Series 1502, Class PX 7.000%, due 04/15/23	192,738	210,268
Series 1503, Class PZ 7.000%, due 05/15/23	57,994	64,713
Series 1534, Class Z 5.000%, due 06/15/23	65,177	69,428
Series 1548, Class Z 7.000%, due 07/15/23	42,849	47,617
Series 1562, Class Z 7.000%, due 07/15/23	73,938	82,511
Series 1694, Class Z 6.500%, due 03/15/24	34,309	37,967
Series 2061, Class Z 6.500%, due 06/15/28	118,969	135,532
Series 2400, Class FQ 0.933%, due 01/15/32[3]	80,030	81,019
Series 2764, Class LZ 4.500%, due 03/15/34	1,152,239	1,253,212
Series 2764, Class ZG 5.500%, due 03/15/34	2,718,992	3,054,000
Series 2835, Class JZ 5.000%, due 08/15/34	591,392	653,905

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
Series 2921, Class PG 5.000%, due 01/15/35	4,376,891		4,881,602
Series 2983, Class TZ 6.000%, due 05/15/35	2,219,380		2,513,280
Series 3149, Class CZ 6.000%, due 05/15/36	2,766,691		3,166,299
Series T-054, Class 2A 6.500%, due 02/25/43	613,908		735,251
Series T-058, Class 2A 6.500%, due 09/25/43	2,197,341		2,588,153
Series T-075, Class A1 0.479%, due 12/25/36[3]	768,786		763,716
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1
2.731%, due 08/25/35[3]	50,340		43,918
FNMA REMIC,
Series 1991-065, Class Z 6.500%, due 06/25/21	1,604		1,694
Series 1992-129, Class L 6.000%, due 07/25/22	3,242		3,498
Series 1993-060, Class Z 7.000%, due 05/25/23	50,573		55,302
Series 1993-070, Class Z 6.900%, due 05/25/23	8,353		9,297
Series 1993-096, Class PZ 7.000%, due 06/25/23	46,132		50,495
Series 1993-160, Class ZB 6.500%, due 09/25/23	17,692		19,231
Series 1993-163, Class ZB 7.000%, due 09/25/23	4,402		4,896
Series 1998-066, Class FG 0.739%, due 12/25/28[3]	30,814		30,981
Series 1999-W4, Class A9 6.250%, due 02/25/29	295,571		327,032
Series 2000-034, Class F 0.889%, due 10/25/30[3]	6,232		6,312
Series 2002-080, Class A1 6.500%, due 11/25/42	954,251		1,093,986
Series 2003-064, Class AH 6.000%, due 07/25/33	2,420,925		2,768,667
Series 2003-W8, Class 2A 7.000%, due 10/25/42	50,907		60,360
Series 2004-T1, Class 1A1 6.000%, due 01/25/44	760,762		878,548
Series 2004-W8, Class 2A 6.500%, due 06/25/44	864,214		987,625
Series 2005-024, Class ZE 5.000%, due 04/25/35	1,188,657		1,322,922
Series 2005-120, Class ZU 5.500%, due 01/25/36	3,122,935		3,533,210
Series 2006-065, Class GD 6.000%, due 07/25/26	1,212,564		1,371,911
Trust 1993-037, Class PX 7.000%, due 03/25/23	9,529		10,520
Trust G92-040, Class ZC 7.000%, due 07/25/22	6,951		7,590
German Residential Funding Ltd., Series 2013-1, Class A
0.949%, due 08/27/24[3,6]	EUR	1,846,442	2,131,183
GNMA REMIC,
Trust Series 2000-009, Class FG 1.036%, due 02/16/30[3]	55,501		55,935
Trust Series 2002-031, Class FW 0.836%, due 06/16/31[3]	58,832		59,102
Trust Series 2003-98, Class Z 6.000%, due 11/20/33	7,171,116		8,183,365
Trust Series 2005-26, Class ZA 5.500%, due 01/20/35	8,818,101		10,348,741
Trust Series 2015-H20, Class FB 1.038%, due 08/20/65[3]	1,785,039		1,751,415
GS Residential Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.176%, due 09/25/35[3]	730,298		732,962
Harborview Mortgage Loan Trust,
Series 2004-11, Class 3A1A 1.136%, due 01/19/35[3]	76,923		52,939
Series 2005-4, Class 3A1 2.686%, due 07/19/35[3]	414,519		360,374
Housing Security, Inc., Series 1992-8, Class B
2.053%, due 06/25/24[3]	21,895		21,836

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(continued)
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A3
0.623%, due 06/25/37[3]	386,653		359,467
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class A1A 5.397%, due 05/15/45	1,607,035		1,609,172
Series 2006-LDP9, Class A1A 5.257%, due 05/15/47	1,778,822		1,796,032
JP Morgan Mortgage Trust, 2005-A8, Series Class 1A1
2.668%, due 11/25/35[3]	1,557,716		1,464,839
JP Morgan Mortgage Trust, 2006-A4, Series 2006-A4, Class 2A2
2.610%, due 06/25/36[3]	626,363		559,957
Ludgate Funding PLC,
Series 2007-1, Class A2A 0.748%, due 01/01/61[3,6]	GBP	2,207,262	2,847,263
Series 2008-W1X, Class A1 1.188%, due 01/01/61[3,6]	GBP	1,020,002	1,369,294
Mansard Mortgages Parent Ltd, Series 2007-1X, Class A2
0.768%, due 04/15/47[3,6]	GBP	1,434,123	1,877,386
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1
6.500%, due 02/25/35[7]	1,008,509		1,006,352
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
0.633%, due 12/26/35[3,7]	2,178,112		1,852,646
Residential Accredit Loans, Inc., Series 2006-Q03, Class A1
0.649%, due 04/25/46[3]	1,358,289		597,373
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A6
0.889%, due 12/25/36[3]	1,202,953		311,159
Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23
5.500%, due 12/25/34	1,159,438		1,159,237
Sequoia Mortgage Trust, Series 2007-3, Class 1A1
0.639%, due 07/20/36[3]	310,655		279,630
Structured ARM Loan Trust, Series 2004-8, Class 3A
2.607%, due 07/25/34[3]	676,474		671,626
Structured Asset Mortgage Investments, Inc.,
Series 2002-AR3, Class A1 1.096%, due 09/19/32[3]	170,913		165,618
Series 2006-AR3, Class 11A1 0.649%, due 04/25/36[3]	2,416,917		1,716,798
United States Small Business Administration,
Series 1999-20K, Class 1 7.060%, due 11/01/19	60,355		62,802
Series 2002-20K, Class 1 5.080%, due 11/01/22	469,856		502,625
Series 2005-20H, Class 1 5.110%, due 08/01/25	478,443		520,010
Series 2007-20D, Class 1 5.320%, due 04/01/27	1,843,382		2,055,993
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A1A 5.749%, due 07/15/45[3]	4,456,252		4,472,407
Series 2007-C32, Class A3, 5.889%, due 06/15/49[3]	359,000		369,720

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Collateralized mortgage obligations—(concluded)
WaMu Mortgage Pass Through Certificates,
Series 2002-AR6, Class A 1.777%, due 06/25/42[3]	36,314		34,640
Series 2005-AR13, Class A1A1 0.729%, due 10/25/45[3]	1,041,732		960,332
Series 2005-AR15, Class A1A1 0.699%, due 11/25/45[3]	121,888		110,914
Series 2006-AR2, Class 2A1 2.392%, due 03/25/36[3]	1,021,697		909,965
Series 2006-AR7, Class 3A 2.170%, due 07/25/46[3]	1,680,329		1,486,281
Series 2006-AR9, Class 1A 1.377%, due 08/25/46[3]	1,174,704		960,142
Series 2006-AR9, Class 2A 2.170%, due 08/25/46[3]	915,658		804,262
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-M, Class A1 2.787%, due 12/25/33[3]	202,560		202,485
Series 2004-CC, Class A1 2.838%, due 01/25/35[3]	124,382		124,973
Series 2004-DD, Class 2A6 2.832%, due 01/25/35[3]	1,383,474		1,367,544
Series 2006-AR2, Class 2A1 2.841%, due 03/25/36[3]	1,017,828		996,163
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class XA 1.096%, due 09/15/57[3,8]	7,362,425		390,834
Series 2014-LC14, Class XA 1.579%, due 03/15/47[3,7,8]	4,564,917		305,650
Total collateralized mortgage obligations (cost—$120,213,144)			124,147,056

Asset-backed securities—8.04%
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
0.910%, due 09/25/35[3]	1,825,000		1,523,585
Aegis Asset Backed Securities Trust, Series 2005-3, Class M2
0.913%, due 08/25/35[3]	1,640,000		1,409,711
AmeriCredit Automobile Receivables, Series 2016-1, Class A2A
1.520%, due 06/10/19	900,000		901,851
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R5, Class M3 0.929%, due 07/25/35[3]	1,590,000		1,428,036
Series 2005-R8, Class M1 0.909%, due 10/25/35[3]	1,000,000		987,524
Series 2005-R8, Class M3 0.943%, due 10/25/35[3]	1,700,000		1,403,508
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1
0.929%, due 10/25/35[3]	770,000		631,357
Bosphorus CLO, Series 1X, Class A
0.981%, due 11/10/23[3,6]	EUR	1,023,824	1,167,464
Carlyle Global Market Strategies CLO 2012-1 Ltd, Series 2012-1A, Class AR
1.864%, due 04/20/22[3,7]	1,900,000		1,894,750
Carrington Mortgage Loan Trust, Series 2005-NC2, Class M4
1.459%, due 05/25/35[3]	1,171,528		1,137,322

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Centex Home Equity Loan Trust, Series 2005-D, Class M3
0.913%, due 10/25/35[3]	1,100,000		975,618
CHEC Loan Trust, Series 2004-2, Class M1
1.079%, due 06/25/34[3]	1,408,951		1,279,731
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M1
0.713%, due 11/25/36[3]	488,000		401,904
Cork Street CLO Designated Activity Co. Series 1A, Class A1BE
1.350%, due 11/27/28[3,7]	EUR	2,400,000	2,775,976
Countrywide Asset-Backed Certificates,
0.619%, due 07/25/36[3]	439,537		434,500
Series 2005-13, Class 3AV3 0.689%, due 04/25/36[3]	138,453		137,647
Credit Suisse Mortgage Capital Certificate, Series 2010-UD1
5.925%, due 12/16/49[3,7]	886,414		897,305
CSAB Mortgage Backed Trust, Series 2006-1, Class A6A
6.172%, due 06/25/36[9]	478,618		268,831
Dell Equipment Finance Trust, Series 2015-2, Class A1
0.530%, due 10/24/16[7]	560,494		560,495
Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A
1.253%, due 11/15/31[3]	51,792		47,366
Dryden Senior Loan Fund, Series 2011-22A, Class A1R
1.798%, due 01/15/22[3,7]	7,253,993		7,224,005
EFS Volunteer LLC, Series 2010-1, Class A1
1.488%, due 10/26/26[3,7]	139,173		138,573
FBR Securitization Trust, Series 2005-2, Class M2
1.186%, due 09/25/35[3]	1,625,000		1,424,090
First Frankin Mortgage Loan Trust, Series 2005-FFH3, Class M2
0.969%, due 09/25/35[3]	1,000,000		944,148
Fremont Home Loan Trust, Series 2005-2, Class M3
1.189%, due 06/25/35[3]	620,000		529,658
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A
1.328%, due 10/18/21[3,7]	895,357		888,892
GSAMP Trust, Series 2006-HE4, Class A1
0.579%, due 06/25/36[3]	2,847,734		2,416,050
Home Equity Asset Trust,
Series 2005-2, Class M5 1.534%, due 07/25/35[3]	1,000,000		901,857
Series 2005-8, Class M1 0.869%, due 02/25/36[3]	234,000		216,461

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(continued)
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
0.789%, due 03/25/36[3]	1,610,000		1,399,626
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2
0.823%, due 01/25/36[3]	1,745,000		1,413,541
Inwood Park CDO Ltd., Series 2006-1A, Class A1A
0.859%, due 01/20/21[3,7]	412,907		412,119
JP Morgan Mortgage Acquisition Trust, 2007-CH1, Class MV2
0.719%, due 11/25/36[3]	1,680,000		1,452,688
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1, Class A1 0.606%, due 04/25/36[3]	453,203		424,992
Series 2006-NC1, Class A1 0.609%, due 04/25/36[3]	1,719,848		1,612,790
Series 2007-CH2, Class AV1 0.599%, due 01/25/37[3]	2,023,505		1,966,031
LightPoint Pan-European CLO 2006-1 PLC, Series 2006-1X, Class A
0.090%, due 01/31/22[3,6]	EUR	8,915	10,208
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class M2 1.144%, due 12/25/34[3]	337,090		289,547
Series 2006-NC1, Class M1 0.819%, due 12/25/35[3]	1,700,000		1,403,464
Morgan Stanley Home Equity Loan Trust, Series 2005-4, Class M1
1.054%, due 09/25/35[3]	1,660,000		1,438,320
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
0.769%, due 02/25/36[3]	2,000,000		1,871,525
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-HE1, Class M4 1.318%, due 09/25/35[3]	1,650,000		1,455,742
Series 2006-HE1, Class M1 0.843%, due 02/25/36[3]	1,600,000		1,469,442
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M4
2.158%, due 09/25/34[3]	220,733		188,304
RAMP, Series 2006-RZ1 Trust, Class M2
0.853%, due 03/25/36[3]	1,110,000		971,593
RASC,
Series 2005-KS4 Trust, Class M3 1.384%, due 05/25/35[3]	1,690,000		1,439,439
Series 2005-KS11 Trust, Class M2 0.859%, due 12/25/35[3]	1,100,000		946,806
Series 2005-KS12 Trust, Class M2 0.899%, due 01/25/36[3]	1,700,000		1,448,646
SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M2
1.783%, due 12/25/34[3]	753,022		664,310

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Asset-backed securities—(concluded)
Saxon Asset Securities Trust, Series 2004-1, Class M1
1.234%, due 03/25/35[3]	863,402		780,142
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-FR2, Class M2 1.408%, due 03/25/35[3]	392,817		375,202
Series 2006-OP1, Class M2 0.823%, due 10/25/35[3]	1,655,000		1,443,225
SLM Student Loan Trust, Series 2008-9, Class A
2.138%, due 04/25/23[3]	2,455,522		2,441,311
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2 1.114%, due 06/25/35[3]	1,110,000		977,774
Series 2005-OPT3, Class M1 0.909%, due 11/25/35[3]	640,000		537,114
Series 2006-1, Class A4 0.739%, due 02/25/36[3]	600,000		549,473
Series 2006-OPT2, Class A3 0.619%, due 05/25/36[3]	1,451,153		1,372,683
Series 2006-WF2, Class M1 0.653%, due 12/25/36[3]	1,720,000		1,442,594
Stoney Lane Funding I Corp. Series 2007-1A, Class A1
0.873%, due 04/18/22[3,7]	949,833		933,552
Structured Asset Securities Corp.,
Series 2001-SB1, Class A2 3.375%, due 08/25/31	698,849		689,957
Series 2005-WF1, Class M1 1.099%, due 02/25/35[3]	188,684		161,733
Sunrise SRL, Series 09, Class A
0.299%, due 08/27/31[3]	EUR	432,777	495,579
Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1
4.250%, due 03/26/46[5,9]	1,382,186		1,380,851
Total asset-backed securities (cost—$70,621,296)			70,808,538

Corporate notes—39.62%
Aerospace & defense—0.28%
Lockheed Martin Corp.
2.500%, due 11/23/20	2,400,000		2,467,810

Airlines—1.02%
Air Canada 2013-1, Class B Pass Through Trust
5.375%, due 05/15/21[7]	1,946,603		1,942,321
American Airlines 2013-2, Class A Pass Through Trust
4.950%, due 01/15/23	2,184,408		2,345,508
American Airlines 2014-1, Class B Pass Through Trust
4.375%, due 10/01/22	1,729,159		1,724,836
Continental Airlines 2009-2, Series A Pass Through Trust
7.250%, due 11/10/19	144,104		161,224

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Airlines—(concluded)
Continental Airlines 2012-2, Class A Pass Through Trust
4.000%, due 10/29/24	1,435,154		1,485,384
Northwest Airlines, Series 2000-1, Class G
7.150%, due 10/01/19	1,240,830		1,305,973
			8,965,246
Auto & truck—0.45%
General Motors Co.
5.000%, due 04/01/35	3,400,000		3,385,883
6.750%, due 04/01/46	510,000		615,152
			4,001,035
Auto parts & equipment—0.02%
The Goodyear Tire & Rubber Co.
5.125%, due 11/15/23	60,000		61,950
ZF North America Capital, Inc.
4.000%, due 04/29/20[7]	150,000		156,000
			217,950
Banking-non-US—5.68%
ABN AMRO Bank N.V.
2.450%, due 06/04/20[7]	5,700,000		5,771,638
BPE Financiaciones SA
2.500%, due 02/01/17	EUR	3,600,000	4,180,148
Cooperatieve Rabobank UA
8.375%, due 07/26/16[3,6,10]	1,800,000		1,820,252
6.875%, due 03/19/20[6]	EUR	1,400,000	1,905,254
Cooperatieve Rabobank UA MTN
8.400%, due 06/29/17[3,6,10]	1,600,000		1,684,400
Credit Agricole SA
7.875%, due 01/23/24[3,7,10,11]	700,000		672,358
7.875%, due 01/23/24[3,6,10]	1,000,000		960,512
Credit Suisse Group Funding Guernsey Ltd.
3.800%, due 09/15/22	1,900,000		1,926,579
3.750%, due 03/26/25[11]	2,000,000		1,951,488
Credit Suisse Group Guernsey I Ltd.
7.875%, due 02/24/41[3,6]	1,700,000		1,715,235
DNB Bank ASA
3.200%, due 04/03/17[7]	3,900,000		3,966,183
Eksportfinans ASA
2.375%, due 05/25/16[11]	1,298,000		1,298,480
5.500%, due 05/25/16	800,000		801,720
2.875%, due 11/16/16	CHF	100,000	105,087
5.500%, due 06/26/17	400,000		415,156

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-non-US—(concluded)
Export-Import Bank of Korea
5.125%, due 06/29/20	400,000		448,784
4.375%, due 09/15/21	1,300,000		1,442,573
5.000%, due 04/11/22	3,300,000		3,784,615
ING Groep N.V.
6.500%, due 04/16/25[3,10]	610,000		561,581
KBC Bank N.V.
8.000%, due 01/25/23[3,6]	2,200,000		2,387,550
Lloyds Bank PLC
1.398%, due 08/17/18[3]	1,600,000		1,595,450
Lloyds Banking Group PLC
7.500%, due 06/27/24[3,10]	605,000		599,858
Novo Banco SA
5.000%, due 05/21/19	EUR	1,629,000	1,193,784
Royal Bank of Scotland PLC MTN
6.934%, due 04/09/18	EUR	1,000,000	1,258,479
9.500%, due 03/16/22[3,6]	1,600,000		1,691,851
Societe Generale SA
4.250%, due 04/14/25[7,11]	1,000,000		983,742
8.000%, due 09/29/25[3,7,10,11]	1,800,000		1,782,000
5.625%, due 11/24/45[7]	580,000		594,677
Westpac Banking Corp.
2.100%, due 02/25/21[7]	2,500,000		2,521,060
			50,020,494
Banking-US—3.27%
Aviation Capital Group Corp.
6.750%, due 04/06/21[7,11]	4,820,000		5,464,675
Bank of America Corp.
5.750%, due 12/01/17	500,000		531,073
2.600%, due 01/15/19	500,000		508,657
7.625%, due 06/01/19	2,900,000		3,362,576
6.100%, due 03/17/25[3,10]	1,385,000		1,385,866
Bank of America Corp. MTN
3.300%, due 01/11/23	400,000		406,976
4.125%, due 01/22/24	3,700,000		3,918,315
4.000%, due 04/01/24	975,000		1,023,736
4.000%, due 01/22/25	1,500,000		1,500,750
Capital One Financial Corp.
5.550%, due 06/01/20[3,10]	1,065,000		1,057,012
CIT Group, Inc.
5.250%, due 03/15/18	245,000		252,656
6.625%, due 04/01/18[7]	200,000		210,750

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Banking-US—(concluded)
JPMorgan Chase & Co
6.300%, due 04/23/19	400,000		450,914
JPMorgan Chase Bank N.A.
0.962%, due 06/13/16[3]	400,000		400,116
6.000%, due 10/01/17	2,700,000		2,867,621
4.375%, due 11/30/21[3,6]	EUR	500,000	576,613
Synchrony Financial
2.700%, due 02/03/20	500,000		500,014
Wells Fargo & Co.
5.875%, due 06/15/25[3,10]	1,000,000		1,068,125
Wells Fargo & Co. GMTN
2.600%, due 07/22/20	3,300,000		3,382,216
			28,868,661
Beverages—0.14%
Anheuser-Busch InBev Finance, Inc.
4.900%, due 02/01/46	765,000		864,450
Constellation Brands, Inc.
7.250%, due 05/15/17	65,000		68,494
6.000%, due 05/01/22	165,000		187,687
4.750%, due 11/15/24	45,000		47,700
4.750%, due 12/01/25	65,000		68,981
			1,237,312
Building & construction—0.11%
D.R. Horton, Inc.
5.750%, due 08/15/23	130,000		142,350
Lennar Corp.
4.750%, due 12/15/17	100,000		102,500
4.750%, due 11/15/22[9]	110,000		111,650
Meritage Homes Corp.
7.000%, due 04/01/22	50,000		53,625
6.000%, due 06/01/25	15,000		15,300
Odebrecht Offshore Drilling Finance Ltd.
6.625%, due 10/01/22[7]	1,534,080		207,101
PulteGroup, Inc.
4.250%, due 03/01/21	45,000		45,788
6.000%, due 02/15/35	80,000		77,600
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%, due 04/15/21[7]	105,000		104,737
5.625%, due 03/01/24[7]	70,000		68,250
Toll Brothers Finance Corp.
4.000%, due 12/31/18	25,000		25,875
4.875%, due 11/15/25	50,000		50,375
			1,005,151

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Building products—0.04%
CalAtlantic Group, Inc.
8.375%, due 05/15/18	115,000	127,650
5.375%, due 10/01/22	35,000	36,057
USG Corp.
7.875%, due 03/30/20[7]	50,000	52,125
5.875%, due 11/01/21[7]	25,000	26,316
5.500%, due 03/01/25[7]	100,000	105,875
		348,023
Cable—0.73%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.375%, due 06/01/20	180,000	186,660
5.250%, due 09/30/22	225,000	232,312
5.500%, due 05/01/26[7]	40,000	40,800
CCO Safari II LLC
4.464%, due 07/23/22[7]	3,400,000	3,614,540
4.908%, due 07/23/25[7]	885,000	953,569
6.484%, due 10/23/45[7]	845,000	992,609
CCOH Safari LLC
5.750%, due 02/15/26[7]	200,000	206,500
Neptune Finco Corp.
6.625%, due 10/15/25[7]	200,000	215,000
		6,441,990
Chemicals—0.06%
Celanese US Holdings LLC
5.875%, due 06/15/21	110,000	118,525
Huntsman International LLC
5.125%, due 11/15/22	120,000	120,600
NOVA Chemicals Corp.
5.000%, due 05/01/25[7]	250,000	245,000
		484,125
Commercial services—0.63%
Air Lease Corp.
3.375%, due 01/15/19	2,000,000	2,016,660
Aircastle Ltd.
4.625%, due 12/15/18	255,000	263,925
5.000%, due 04/01/23	40,000	40,726

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Commercial services—(concluded)
Iron Mountain, Inc.
6.000%, due 08/15/23	100,000	106,000
5.750%, due 08/15/24	180,000	184,950
R.R. Donnelley & Sons Co.
8.250%, due 03/15/19	150,000	159,375
7.000%, due 02/15/22	115,000	112,413
Republic Services, Inc.
3.550%, due 06/01/22[11]	2,100,000	2,205,013
Service Corp. International
5.375%, due 01/15/22	170,000	178,075
Team Health, Inc.
7.250%, due 12/15/23[7]	110,000	116,806
The ADT Corp.
2.250%, due 07/15/17	25,000	25,250
4.125%, due 06/15/23	25,000	23,125
The Hertz Corp.
4.250%, due 04/01/18	50,000	50,500
6.750%, due 04/15/19	60,000	60,900
5.875%, due 10/15/20	30,000	30,525
		5,574,243
Communications equipment—0.23%
QUALCOMM, Inc.
4.800%, due 05/20/45	2,000,000	2,024,338

Computers—0.29%
Apple, Inc.
4.650%, due 02/23/46	825,000	907,646
Seagate HDD Cayman
4.750%, due 06/01/23	1,500,000	1,164,603
4.875%, due 06/01/27[7]	565,000	396,990
Western Digital Corp.
10.500%, due 04/01/24[7]	115,000	111,838
		2,581,077
Construction & engineering—0.02%
AECOM
5.875%, due 10/15/24	145,000	152,250

Consumer products—0.00%††
Spectrum Brands, Inc.
6.625%, due 11/15/22	35,000	37,800

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Diversified financials—2.29%
American Express Co.
5.200%, due 11/15/19[3,10]	1,000,000	947,500
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust
5.125%, due 11/30/22[7]	483,784	489,384
First Data Corp.
6.750%, due 11/01/20[7]	110,000	115,500
5.000%, due 01/15/24[7]	30,000	30,300
Goldman Sachs Group, Inc.
5.950%, due 01/18/18	2,500,000	2,674,920
5.700%, due 05/10/19[3,10]	1,500,000	1,460,625
6.000%, due 06/15/20	3,400,000	3,872,291
3.750%, due 05/22/25	1,900,000	1,951,621
5.150%, due 05/22/45	715,000	733,902
Lehman Brothers Holdings, Inc. MTN
0.000%, due 12/30/16[5,12]	1,900,000	140,600
1.000%, due 12/30/16[5,12]	900,000	66,600
1.000%, due 01/24/49[5,12]	4,500,000	333,000
Merrill Lynch & Co. MTN
6.875%, due 04/25/18	5,300,000	5,812,043
Navient Corp. MTN
4.875%, due 06/17/19	250,000	239,500
6.125%, due 03/25/24	50,000	44,775
Rio Oil Finance Trust, Series 2014-1
9.250%, due 07/06/24[7,9,11]	1,881,000	1,281,431
		20,193,992
Diversified manufacturing—0.14%
Bombardier, Inc.
6.000%, due 10/15/22[7]	95,000	80,798
General Electric Co.
5.000%, due 01/21/21[3,10]	1,094,000	1,136,392
		1,217,190
Electric utilities—1.04%
Duke Energy Corp.
3.750%, due 04/15/24	1,700,000	1,811,471
Dynegy, Inc.
6.750%, due 11/01/19	100,000	101,250
5.875%, due 06/01/23	40,000	36,200
7.625%, due 11/01/24	30,000	29,325
Exelon Corp.
2.850%, due 06/15/20	1,900,000	1,938,771
4.450%, due 04/15/46	475,000	490,087
Exelon Generation Co. LLC
2.950%, due 01/15/20	2,000,000	2,030,012

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Electric utilities—(concluded)
FirstEnergy Corp. Series B
4.250%, due 03/15/23	1,700,000	1,777,841
NRG Energy, Inc.
7.875%, due 05/15/21	170,000	176,732
6.250%, due 07/15/22	325,000	318,604
6.625%, due 03/15/23	80,000	78,600
Talen Energy Supply LLC
4.625%, due 07/15/19[7,9]	330,000	306,900
4.600%, due 12/15/21	30,000	23,400
6.500%, due 06/01/25	50,000	44,379
		9,163,572
Electric-generation—0.04%
Calpine Corp.
6.000%, due 01/15/22[7]	65,000	68,656
5.375%, due 01/15/23	255,000	257,231
		325,887
Electric-integrated—1.09%
Entergy Gulf States Louisiana LLC
5.590%, due 10/01/24	2,207,000	2,597,337
Puget Energy, Inc.
6.500%, due 12/15/20	6,000,000	6,965,550
		9,562,887
Electronics—0.25%
Allegion PLC
5.875%, due 09/15/23	100,000	106,000
Amkor Technology, Inc.
6.375%, due 10/01/22	35,000	33,338
Flextronics International Ltd.
5.000%, due 02/15/23	50,000	51,115
4.750%, due 06/15/25	1,900,000	1,895,250
Freescale Semiconductor, Inc.
6.000%, due 01/15/22[7]	50,000	53,000
Micron Technology, Inc.
5.250%, due 01/15/24[7]	50,000	40,125
		2,178,828
Energy-exploration & production—0.08%
Antero Resources Corp.
5.375%, due 11/01/21	275,000	266,063
5.125%, due 12/01/22	30,000	28,800
5.625%, due 06/01/23	25,000	24,250

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Energy-exploration & production—(concluded)
Apache Corp.
4.750%, due 04/15/43	390,000	382,888
		702,001
Finance-captive automotive—1.12%
Bank of America NA
0.934%, due 06/15/17[3]	2,800,000	2,786,398
Denali International LLC/Denali Finance Corp.
5.625%, due 10/15/20[7]	1,460,000	1,536,650
Ford Motor Credit Co. LLC
8.000%, due 12/15/16	600,000	625,134
International Lease Finance Corp.
5.750%, due 05/15/16	100,000	100,063
8.875%, due 09/01/17	335,000	360,962
6.250%, due 05/15/19	60,000	65,100
5.875%, due 08/15/22	325,000	356,688
Schaeffler Holding Finance BV
6.875%, due 08/15/18[2,7,11,13]	2,000,000	2,060,000
The Depository Trust & Clearing Corp.
4.875%, due 06/15/20[3,7,10]	2,000,000	2,000,000
		9,890,995
Finance-non-captive diversified—1.02%
Ford Motor Credit Co. LLC
4.250%, due 02/03/17	3,200,000	3,270,496
2.597%, due 11/04/19	1,000,000	1,012,349
2.459%, due 03/27/20[11]	2,800,000	2,818,225
3.200%, due 01/15/21	1,000,000	1,030,083
3.336%, due 03/18/21	850,000	879,635
		9,010,788
Financial services—4.47%
Ally Financial, Inc.
3.250%, due 09/29/17	100,000	100,000
3.250%, due 02/13/18	1,045,000	1,045,000
3.750%, due 11/18/19	415,000	413,962
4.625%, due 03/30/25	180,000	181,800
Argos Merger Sub, Inc.
7.125%, due 03/15/23[7]	305,000	311,863
Citicorp Lease Pass-Through Trust 1999-1
8.040%, due 12/15/19[5,7]	1,000,000	1,178,390
Citigroup, Inc.
1.324%, due 04/27/18[3]	5,800,000	5,765,368
2.318%, due 05/15/18[3]	300,000	304,621

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Financial services—(concluded)
4.000%, due 08/05/24	1,500,000	1,535,163
HSBC Finance Corp.
6.676%, due 01/15/21	1,400,000	1,608,310
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.875%, due 03/15/19	85,000	84,681
JPMorgan Chase & Co.
2.250%, due 01/23/20	3,900,000	3,926,512
5.300%, due 05/01/20[3,10]	1,800,000	1,800,000
2.750%, due 06/23/20[11]	1,400,000	1,433,520
4.400%, due 07/22/20[11]	600,000	651,324
4.250%, due 10/15/20	2,800,000	3,028,402
6.000%, due 08/01/23[3,10]	425,000	434,605
3.125%, due 01/23/25[11]	1,700,000	1,705,008
Morgan Stanley
2.450%, due 02/01/19	3,500,000	3,553,077
5.450%, due 07/15/19[3,10]	1,500,000	1,428,750
5.550%, due 07/15/20[3,10]	980,000	970,200
2.035%, due 04/21/21[3]	3,500,000	3,518,501
Morgan Stanley GMTN
7.300%, due 05/13/19	2,570,000	2,959,692
4.350%, due 09/08/26	1,270,000	1,311,546
The Nielsen Co. Luxembourg SARL
5.500%, due 10/01/21[7]	125,000	130,313
		39,380,608
Food products—0.34%
Aramark Services, Inc.
5.125%, due 01/15/24	160,000	169,200
Grupo Bimbo SAB de CV
4.875%, due 06/27/44[7]	675,000	635,864
Kraft Heinz Foods Co.
5.000%, due 07/15/35[7]	1,800,000	2,007,626
Post Holdings, Inc.
6.000%, due 12/15/22[7]	135,000	138,628
7.750%, due 03/15/24[7]	30,000	32,625
8.000%, due 07/15/25[7]	30,000	33,188
		3,017,131
Gaming—0.23%
AMC Entertainment, Inc.
5.875%, due 02/15/22	60,000	62,550
5.750%, due 06/15/25	85,000	87,125
Boyd Gaming Corp.
6.375%, due 04/01/26[7]	45,000	46,012

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Gaming—(concluded)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24	60,000	62,625
GLP Capital LP/GLP Financing II, Inc.
4.875%, due 11/01/20	225,000	237,375
5.375%, due 11/01/23	220,000	229,075
International Game Technology PLC
6.250%, due 02/15/22[7]	200,000	203,540
Isle of Capri Casinos, Inc.
5.875%, due 03/15/21	125,000	129,844
MGM Resorts International
7.625%, due 01/15/17	120,000	124,500
8.625%, due 02/01/19	50,000	56,875
6.625%, due 12/15/21	50,000	53,250
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc.
5.625%, due 05/01/24[7]	40,000	41,625
Regal Entertainment Group
5.750%, due 03/15/22	165,000	171,806
Scientific Games International, Inc.
7.000%, due 01/01/22[7]	360,000	365,850
Shingle Springs Tribal Gaming Authority
9.750%, due 09/01/21[7]	55,000	60,225
Six Flags Entertainment Corp.
5.250%, due 01/15/21[7]	60,000	62,100
		1,994,377
Gas distribution—0.01%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.750%, due 05/20/20	50,000	51,639
7.000%, due 05/20/22	15,000	15,844
		67,483
Gas pipelines—0.40%
Kinder Morgan, Inc.
3.050%, due 12/01/19	1,500,000	1,491,439
5.000%, due 02/15/21[7,11]	2,000,000	2,070,814
		3,562,253
Health care providers & services—0.10%
Amsurg Corp.
5.625%, due 07/15/22	35,000	35,919

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Health care providers & services—(concluded)
Fresenius Medical Care US Finance II, Inc.
5.875%, due 01/31/22[7]	115,000	126,500
Fresenius Medical Care US Finance, Inc.
5.750%, due 02/15/21[7]	145,000	159,500
Fresenius US Finance II, Inc.
4.500%, due 01/15/23[7]	150,000	153,750
Hologic, Inc.
5.250%, due 07/15/22[7]	65,000	68,087
IMS Health, Inc.
6.000%, due 11/01/20[7]	45,000	46,125
LifePoint Health, Inc.
5.500%, due 12/01/21	60,000	62,400
5.875%, due 12/01/23	35,000	36,488
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, due 04/15/20[7]	50,000	47,750
5.625%, due 10/15/23[7]	25,000	23,375
5.500%, due 04/15/25[7]	125,000	112,500
		872,394
Health facilities—0.07%
CHS/Community Health Systems, Inc.
5.125%, due 08/01/21	245,000	245,713
DaVita HealthCare Partners, Inc.
5.750%, due 08/15/22	85,000	89,038
5.125%, due 07/15/24	60,000	61,063
5.000%, due 05/01/25	200,000	200,000
		595,814
Hotels, restaurants & leisure—0.47%
Starbucks Corp.
2.700%, due 06/15/22	1,900,000	1,980,778
4.300%, due 06/15/45	1,900,000	2,133,062
		4,113,840
Housewares—0.05%
Newell Brands, Inc.
5.500%, due 04/01/46	375,000	416,984

Insurance—1.02%
American International Group, Inc.
3.375%, due 08/15/20[11]	1,500,000	1,551,633
MetLife, Inc.
5.250%, due 06/15/20[3,10]	2,735,000	2,663,069

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Insurance—(concluded)
Progressive Corp.
6.700%, due 06/15/37[3]	2,200,000	2,076,580
Prudential Financial, Inc.
5.200%, due 03/15/44[3]	1,000,000	991,150
5.375%, due 05/15/45[3]	715,000	726,798
Voya Financial, Inc.
5.650%, due 05/15/53[3]	1,000,000	936,500
		8,945,730
IT consulting & services—0.11%
Hewlett Packard Enterprise Co.
4.900%, due 10/15/25[7]	815,000	843,858
IHS, Inc.
5.000%, due 11/01/22	130,000	135,850
		979,708
Lodging—0.06%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%, due 10/15/21	210,000	218,725
NCL Corp. Ltd.
5.250%, due 11/15/19[7]	100,000	102,750
4.625%, due 11/15/20[7]	160,000	162,600
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22	60,000	64,275
		548,350
Machinery—0.05%
Case New Holland Industrial, Inc.
7.875%, due 12/01/17	115,000	122,475
Oshkosh Corp.
5.375%, due 03/01/22	15,000	15,300
5.375%, due 03/01/25	15,000	15,450
Sensata Technologies BV
4.875%, due 10/15/23[7]	90,000	90,675
Terex Corp.
6.500%, due 04/01/20	135,000	135,067

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Machinery—(concluded)
Zebra Technologies Corp.
7.250%, due 10/15/22	25,000	27,065
		406,032
Media—1.01%
Altice Luxembourg SA
7.750%, due 05/15/22[7]	250,000	249,375
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22	295,000	296,475
CSC Holdings LLC
7.625%, due 07/15/18	90,000	97,425
DISH DBS Corp.
7.875%, due 09/01/19	105,000	115,763
5.000%, due 03/15/23	65,000	59,475
5.875%, due 11/15/24	80,000	75,100
Lamar Media Corp.
5.750%, due 02/01/26[7]	10,000	10,575
Liberty Interactive LLC
8.500%, due 07/15/29	25,000	26,063
Netflix, Inc.
5.500%, due 02/15/22	85,000	88,825
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, due 04/15/22[7]	165,000	168,300
Sirius XM Radio, Inc.
4.250%, due 05/15/20[7]	65,000	66,219
5.250%, due 08/15/22[7]	130,000	136,825
TEGNA, Inc.
5.125%, due 10/15/19	175,000	181,125
5.500%, due 09/15/24[7]	125,000	129,062
Time Warner Cable, Inc.
5.850%, due 05/01/17[11]	200,000	208,558
6.750%, due 07/01/18	1,700,000	1,882,777
7.300%, due 07/01/38	2,000,000	2,465,258
6.750%, due 06/15/39	700,000	828,372
Univision Communications, Inc.
5.125%, due 05/15/23[7]	250,000	252,187
UPCB Finance IV Ltd.
5.375%, due 01/15/25[7]	200,000	203,500
Viacom, Inc.
3.875%, due 04/01/24	875,000	875,151

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Media—(concluded)
5.250%, due 04/01/44	480,000	440,091
		8,856,501
Media-cable—0.18%
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	1,200,000	1,563,418

Medical providers—0.53%
HCA, Inc.
6.500%, due 02/15/20	3,189,000	3,531,817
7.500%, due 02/15/22	165,000	186,862
5.875%, due 03/15/22	200,000	218,500
5.000%, due 03/15/24	190,000	196,650
5.250%, due 06/15/26	90,000	93,488
Tenet Healthcare Corp.
6.250%, due 11/01/18	120,000	128,400
6.000%, due 10/01/20	300,000	318,000
		4,673,717
Metals & mining—0.26%
Alcoa, Inc.
5.870%, due 02/23/22	100,000	102,000
Anglo American Capital PLC
4.450%, due 09/27/20[7]	100,000	94,500
FMG Resources August 2006 Pty Ltd.
9.750%, due 03/01/22[7]	140,000	147,350
Freeport-McMoRan, Inc.
3.100%, due 03/15/20	100,000	89,750
4.000%, due 11/14/21	85,000	75,225
3.550%, due 03/01/22	45,000	37,575
3.875%, due 03/15/23	100,000	83,500
4.550%, due 11/14/24	65,000	54,681
5.400%, due 11/14/34	140,000	107,100
Glencore Funding LLC
2.875%, due 04/16/20[7]	475,000	448,875
4.000%, due 04/16/25[7]	900,000	783,000
Teck Resources Ltd.
4.750%, due 01/15/22	35,000	29,050
3.750%, due 02/01/23	15,000	11,550
6.000%, due 08/15/40	200,000	146,500

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Metals & mining—(concluded)
6.250%, due 07/15/41	115,000	84,927
		2,295,583
Oil & gas—1.86%
Anadarko Petroleum Corp.
3.450%, due 07/15/24	350,000	329,593
BP Capital Markets PLC
3.506%, due 03/17/25[11]	2,800,000	2,932,143
Concho Resources, Inc.
5.500%, due 04/01/23	185,000	185,925
Continental Resources, Inc.
4.500%, due 04/15/23	105,000	93,779
3.800%, due 06/01/24	180,000	153,450
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.000%, due 12/15/20	50,000	47,375
6.250%, due 04/01/23[7]	95,000	86,687
Ecopetrol SA
5.375%, due 06/26/26[11]	2,100,000	1,926,750
Encana Corp.
3.900%, due 11/15/21	75,000	68,625
6.500%, due 08/15/34	110,000	101,414
6.625%, due 08/15/37	45,000	40,950
6.500%, due 02/01/38	50,000	44,750
Energy Transfer Equity LP
7.500%, due 10/15/20	310,000	312,325
Ferrellgas LP/Ferrellgas Finance Corp.
6.750%, due 01/15/22	160,000	153,200
KazMunayGas National Co. JSC
7.000%, due 05/05/20[6]	150,000	159,780
Kinder Morgan Energy Partners LP
6.500%, due 09/01/39	1,500,000	1,499,226
Laredo Petroleum, Inc.
5.625%, due 01/15/22	55,000	50,600
6.250%, due 03/15/23	55,000	51,288
Marathon Oil Corp.
3.850%, due 06/01/25	705,000	629,559
Newfield Exploration Co.
5.750%, due 01/30/22	145,000	147,356
5.625%, due 07/01/24	40,000	40,638
5.375%, due 01/01/26	50,000	49,500
Petrobras Global Finance BV
2.238%, due 05/20/16[3,11]	200,000	199,200
3.500%, due 02/06/17	100,000	98,970
3.002%, due 03/17/17[3]	2,500,000	2,435,000
5.750%, due 01/20/20[11]	400,000	367,000

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Oil & gas—(concluded)
4.375%, due 05/20/23[11]	900,000	706,725
6.875%, due 01/20/40	800,000	627,000
6.750%, due 01/27/41	500,000	391,100
Petroleos Mexicanos
6.875%, due 08/04/26[7]	28,000	30,898
Pioneer Natural Resources Co.
5.875%, due 07/15/16	1,535,000	1,547,817
Range Resources Corp.
5.750%, due 06/01/21	50,000	48,250
5.000%, due 08/15/22	65,000	60,694
5.000%, due 03/15/23	360,000	332,100
4.875%, due 05/15/25	50,000	46,313
SM Energy Co.
6.500%, due 11/15/21	25,000	23,250
6.125%, due 11/15/22	15,000	13,575
6.500%, due 01/01/23	15,000	13,725
5.000%, due 01/15/24	160,000	133,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.250%, due 11/15/23	200,000	184,376
		16,364,506
Packaging & containers—0.16%
Ball Corp.
4.375%, due 12/15/20	65,000	67,600
5.000%, due 03/15/22	120,000	125,712
Berry Plastics Corp.
5.500%, due 05/15/22	280,000	288,925
5.125%, due 07/15/23	65,000	65,650
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[7]	60,000	61,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.750%, due 10/15/20	465,000	483,019
6.875%, due 02/15/21[9]	150,000	155,813
Sealed Air Corp.
5.500%, due 09/15/25[7]	170,000	180,412
		1,428,556
Personal & household products—0.02%
Edgewell Personal Care Co.
4.700%, due 05/19/21	25,000	26,104
4.700%, due 05/24/22	165,000	172,425
		198,529
Pharmaceuticals—0.90%
Actavis Funding SCS

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Corporate notes—(continued)
Pharmaceuticals—(concluded)
3.450%, due 03/15/22	4,000,000		4,103,260
3.800%, due 03/15/25	1,700,000		1,743,085
Endo Finance LLC/Endo Finco, Inc.
5.875%, due 01/15/23[7,9]	270,000		258,525
Express Scripts Holding Co.
4.500%, due 02/25/26	720,000		772,315
Valeant Pharmaceuticals International
6.375%, due 10/15/20[7]	175,000		158,594
Valeant Pharmaceuticals International, Inc.
5.625%, due 12/01/21[7]	135,000		114,412
4.500%, due 05/15/23[6]	EUR	500,000	455,158
5.875%, due 05/15/23[7]	390,000		327,844
6.125%, due 04/15/25[7]	45,000		37,350
			7,970,543
Pipelines—1.96%
DCP Midstream LLC
5.350%, due 03/15/20[7]	15,000		14,250
4.750%, due 09/30/21[7]	15,000		13,650
8.125%, due 08/16/30	15,000		14,438
DCP Midstream Operating LP
2.500%, due 12/01/17	30,000		29,025
5.600%, due 04/01/44	20,000		16,100
Energy Transfer Partners LP
6.500%, due 02/01/42	1,000,000		969,606
6.125%, due 12/15/45	1,100,000		1,052,202
MPLX LP
4.500%, due 07/15/23[7]	285,000		276,568
4.875%, due 06/01/25[7]	3,800,000		3,670,044
Regency Energy Partners LP/Regency Energy Finance Corp.
5.750%, due 09/01/20	1,000,000		1,033,599
5.875%, due 03/01/22	75,000		76,634
5.500%, due 04/15/23	100,000		94,498
Rockies Express Pipeline LLC
5.625%, due 04/15/20[7]	150,000		148,875
7.500%, due 07/15/38[7]	130,000		116,350
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, due 11/15/23	85,000		66,300
Sabine Pass Liquefaction LLC
5.625%, due 02/01/21[9]	100,000		99,375
5.750%, due 05/15/24	7,425,000		7,183,687
5.625%, due 03/01/25	190,000		185,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%, due 10/15/19	25,000		25,500
6.250%, due 10/15/22	110,000		112,750
Transcanada Trust
5.625%, due 05/20/75[3]	1,055,000		946,862

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Pipelines—(concluded)
Williams Partners LP
3.600%, due 03/15/22	1,100,000	992,972
6.125%, due 07/15/22	120,000	119,329
		17,257,864
Real estate—0.45%
Education Realty Operating Partnership LP
4.600%, due 12/01/24	335,000	334,843
EPR Properties
5.750%, due 08/15/22	1,500,000	1,616,622
Equinix, Inc.
5.875%, due 01/15/26	70,000	74,068
ESH Hospitality, Inc.
5.250%, due 05/01/25[7]	170,000	167,662
MPT Operating Partnership LP/MPT Finance Corp.
6.875%, due 05/01/21	50,000	51,813
6.375%, due 02/15/22	25,000	26,250
6.375%, due 03/01/24	40,000	42,600
5.500%, due 05/01/24	190,000	191,900
Omega Healthcare Investors, Inc.
4.500%, due 01/15/25	1,250,000	1,217,774
Sabra Health Care LP/Sabra Capital Corp.
5.500%, due 02/01/21	255,000	257,550
		3,981,082
Rental auto/equipment—0.02%
United Rentals North America, Inc.
7.375%, due 05/15/20	120,000	124,800
5.750%, due 11/15/24	55,000	55,756
		180,556
Retail—0.09%
1011778 BC ULC/New Red Finance, Inc.
4.625%, due 01/15/22[7]	35,000	35,875
Dollar Tree, Inc.
5.250%, due 03/01/20[7]	125,000	129,844
5.750%, due 03/01/23[7]	95,000	101,294
L Brands, Inc.
5.625%, due 10/15/23	115,000	126,787
QVC, Inc.
5.125%, due 07/02/22	70,000	74,009
5.450%, due 08/15/34	70,000	62,423

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Retail—(concluded)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.375%, due 08/01/21	220,000	226,600
		756,832
Retail-specialty—0.01%
Sally Holdings LLC/Sally Capital, Inc.
5.750%, due 06/01/22	110,000	115,225

Software—0.05%
MSCI, Inc.
5.250%, due 11/15/24[7]	170,000	177,650
5.750%, due 08/15/25[7]	100,000	106,625
Nuance Communications, Inc.
5.375%, due 08/15/20[7]	125,000	127,812
		412,087
Special purpose entity—1.55%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.849%, due 04/15/23	3,200,000	3,385,754
CVS Pass-Through Trust
4.704%, due 01/10/36[7]	3,370,783	3,511,050
Daimler Finance North America LLC
1.329%, due 08/03/17[3,7]	3,800,000	3,799,130
2.000%, due 08/03/18[7]	2,900,000	2,926,390
		13,622,324
Steel producers/products—0.04%
ArcelorMittal
8.000%, due 10/15/39[9]	290,000	269,700
GTL Trade Finance, Inc.
7.250%, due 10/20/17[7]	100,000	104,610
		374,310
Telecom-integrated/services—0.07%
Frontier Communications Corp.
9.250%, due 07/01/21	50,000	52,125
6.250%, due 09/15/21	15,000	13,950
7.125%, due 01/15/23	270,000	238,950
7.625%, due 04/15/24	160,000	142,032
11.000%, due 09/15/25[7]	75,000	75,750
9.000%, due 08/15/31	10,000	8,588

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telecom-integrated/services—(concluded)
Hughes Satellite Systems Corp.
6.500%, due 06/15/19	45,000	49,556
		580,951
Telecommunication services—0.09%
Altice US Finance I Corp.
5.500%, due 05/15/26[7]	225,000	227,250
CommScope Technologies Finance LLC
6.000%, due 06/15/25[7]	50,000	51,000
CommScope, Inc.
5.000%, due 06/15/21[7]	85,000	85,850
Sprint Capital Corp.
6.900%, due 05/01/19	375,000	343,125
8.750%, due 03/15/32	125,000	99,375
		806,600
Telecommunications—0.93%
Embarq Corp.
7.995%, due 06/01/36	30,000	30,000
Numericable-SFR SA
4.875%, due 05/15/19[7]	200,000	207,460
6.000%, due 05/15/22[7]	380,000	380,494
6.250%, due 05/15/24[7]	55,000	53,212
7.375%, due 05/01/26[7]	3,500,000	3,552,500
Qwest Corp.
6.750%, due 12/01/21	800,000	864,160
6.875%, due 09/15/33	55,000	54,282
SBA Telecommunications, Inc.
5.750%, due 07/15/20	45,000	46,463
Telecom Italia Capital SA
7.175%, due 06/18/19	65,000	73,531
Verizon Communications, Inc.
4.600%, due 04/01/21	1,000,000	1,117,177
6.550%, due 09/15/43	1,000,000	1,326,579
Virgin Media Secured Finance PLC
5.375%, due 04/15/21[7]	225,000	235,125
Wind Acquisition Finance SA
4.750%, due 07/15/20[7]	270,000	257,850
		8,198,833
Telephone-integrated—0.05%
Level 3 Financing, Inc.
6.125%, due 01/15/21	205,000	214,737

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(continued)
Telephone-integrated—(concluded)
5.375%, due 08/15/22	205,000	209,613
		424,350
Theaters & entertainment—0.04%
Activision Blizzard, Inc.
6.125%, due 09/15/23[7]	290,000	315,737

Tobacco—0.91%
Imperial Brands Finance PLC
3.500%, due 02/11/23[7]	3,755,000	3,871,747
Reynolds American, Inc.
4.450%, due 06/12/25	1,400,000	1,554,567
5.850%, due 08/15/45	2,100,000	2,584,413
		8,010,727
Transportation services—0.02%
Transnet SOC Ltd.
4.000%, due 07/26/22[6]	200,000	183,200

Utilities—0.46%
Dominion Resources, Inc.
5.750%, due 10/01/54[3]	1,000,000	962,500
HD Supply, Inc.
5.250%, due 12/15/21[7]	145,000	152,250
5.750%, due 04/15/24[7]	40,000	41,950
IPALCO Enterprises, Inc.
5.000%, due 05/01/18	40,000	41,950
3.450%, due 07/15/20	2,800,000	2,856,000
		4,054,650
Wireless telecommunication services—0.06%
CenturyLink, Inc.
5.625%, due 04/01/20	170,000	174,675
5.800%, due 03/15/22	25,000	24,687
Sprint Corp.
7.250%, due 09/15/21	200,000	161,500
7.125%, due 06/15/24	115,000	86,250
Windstream Services LLC
7.750%, due 10/01/21	60,000	50,850
		497,962
Wireless telecommunications—0.48%
AT&T, Inc.
3.800%, due 03/15/22	1,500,000	1,589,295

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Corporate notes—(concluded)
Wireless telecommunications—(concluded)
5.350%, due 09/01/40	1,155,000	1,243,343
4.750%, due 05/15/46	995,000	1,002,031
T-Mobile USA, Inc.
5.250%, due 09/01/18	50,000	51,000
6.542%, due 04/28/20	55,000	56,719
6.633%, due 04/28/21	135,000	142,256
6.125%, due 01/15/22	90,000	94,669
6.731%, due 04/28/22	85,000	89,588
		4,268,901
Total corporate notes (cost—$346,656,958)		348,967,893

Loan assignments—0.81%
Broadcast—0.29%
Avago Technologies Cayman Ltd. Term Loan B1
3.500%, due 02/01/23	2,500,000	2,500,450

Lodging—0.52%
Hilton Worldwide Finance LLC Term Loan B2
2.500%, due 10/26/20	4,595,614	4,610,780
Total loan assignments (cost—$7,038,053)		7,111,230

Non-US government obligations—2.84%
Argentine Republic Government International Bond
6.875%, due 04/22/21[5]	200,000	206,600
Bermuda Government International Bond
4.854%, due 02/06/24[6]	200,000	212,000
Brazilian Government International Bond
4.875%, due 01/22/21	220,000	223,850
8.250%, due 01/20/34	100,000	115,125
Colombia Government International Bond
7.375%, due 03/18/19	100,000	113,375
8.125%, due 05/21/24	100,000	126,250
6.125%, due 01/18/41	100,000	107,250
Croatia Government International Bond
6.750%, due 11/05/19[6]	300,000	329,250
6.625%, due 07/14/20[6]	100,000	109,750
Dominican Republic International Bond
6.600%, due 01/28/24[7]	100,000	106,750
Ecuador Government International Bond
7.950%, due 06/20/24[6]	200,000	175,000
El Salvador Government International Bond
6.375%, due 01/18/27[6]	114,000	100,035

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)
Non-US government obligations—(continued)
Hungary Government International Bond
7.625%, due 03/29/41	150,000		211,688
Indonesia Government International Bond
4.875%, due 05/05/21[6]	200,000		216,750
4.125%, due 01/15/25[6]	200,000		204,500
Italy Buoni Poliennali Del Tesoro
2.550%, due 09/15/41[6]	EUR	793,021	1,142,903
3.250%, due 09/01/46[6]	EUR	350,000	453,853
Ivory Coast Government International Bond
5.750%, due 12/31/32[6,9]	240,000		218,400
Japan Finance Organization for Municipalities
2.125%, due 04/13/21[5]	2,000,000		1,990,084
Mexican Bonos, Series M
8.000%, due 06/11/20	MXN	2,000,000	128,747
7.750%, due 11/13/42	MXN	44,565,000	2,991,358
Mexico Government International Bond
5.550%, due 01/21/45	260,000		292,500
Mongolia Government International Bond
5.125%, due 12/05/22[6]	200,000		157,551
Morocco Government International Bond
4.250%, due 12/11/22[6]	200,000		207,000
New Zealand Government Bond
2.500%, due 09/20/35[6]	NZD	900,000	673,803
Panama Government International Bond
6.700%, due 01/26/36	50,000		64,000
Poland Government International Bond
3.250%, due 04/06/26	200,000		199,760
Republic of Azerbaijan International Bond
4.750%, due 03/18/24[6]	200,000		194,000
Romanian Government International Bond
4.875%, due 01/22/24[6]	50,000		54,688
Russian Foreign Bond
5.000%, due 04/29/20[6]	200,000		211,500
Senegal Government International Bond
6.250%, due 07/30/24[6]	200,000		188,500
Serbia International Bond
4.875%, due 02/25/20[6]	200,000		204,768
Slovenia Government International Bond
5.500%, due 10/26/22[6]	3,400,000		3,836,327
5.850%, due 05/10/23[6]	4,100,000		4,733,450
5.250%, due 02/18/24[6]	200,000		224,500
South Africa Government Bond
6.500%, due 02/28/41	ZAR	46,500,000	2,302,198
Spain Government Bond
5.150%, due 10/31/44[6]	EUR	800,000	1,347,642

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Non-US government obligations—(concluded)
Sri Lanka Government International Bond
6.250%, due 10/04/20[6]	100,000	101,625
6.250%, due 07/27/21[6]	200,000	199,500
Turkey Government International Bond
5.125%, due 03/25/22	250,000	265,312
Vietnam Government International Bond
6.750%, due 01/29/20[6]	100,000	111,125
Total non-US government obligations (cost—$25,966,056)		25,053,267

Municipal bonds and notes—1.64%
Education—0.10%
New York City Transitional Finance Authority Building Aid Revenue Fiscal 2008, Series S-1
5.000%, due 01/15/25	100,000	107,138
Will County Community High School District No. 210 Lincoln-Way (Capital Appreciation) (AGM Insured)
0.000%, due 01/01/21[14]	780,000	735,204
		842,342
General obligation—0.19%
California State (Build America Bonds)
7.500%, due 04/01/34	1,100,000	1,644,060

Media & Photography—0.42%
City of Chicago, Series B
7.375%, due 01/01/33	2,200,000	2,234,210
State of Illinois
5.877%, due 03/01/19	1,335,000	1,447,821
		3,682,031
Transportation—0.70%
Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds)
6.263%, due 04/01/49	1,200,000	1,749,180
Harris County Metropolitan Transportation Authority (Build America Bonds), Series C
6.875%, due 11/01/38	3,100,000	3,566,054

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)
Municipal bonds and notes—(concluded)
Transportation—(concluded)
Port Authority of New York & New Jersey Consolidated (One Hundred Fifty-Eight)
5.859%, due 12/01/24	700,000	884,562
		6,199,796
Utilities—0.23%
Cincinnati Water System Revenue (Build America Bonds), Series B
6.458%, due 12/01/34	100,000	115,126
Metropolitan Water District Southern California (Build America Bonds)
5.906%, due 07/01/25	1,700,000	1,911,990
		2,027,116
Total municipal bonds and notes (cost—$12,277,015)		14,395,345

Time deposit—0.22%
ENI Finance USA, Inc.
1.280%, due 06/02/16[7] (cost—$1,897,838)	1,900,000	1,897,838

Short-term US government obligations[15]—0.08%
United States Treasury Bills
0.174%, due 06/09/16	213,000	212,958
0.240%, due 07/21/16[2]	519,000	518,777
Total short-term US government obligations (cost—$731,678)		731,735

	Number of shares
Investment companies—0.66%
iShares iBoxx $ High Yield Corporate Bond ETF	33,800	2,834,130

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares		Value ($)
Investment companies—(concluded)
SPDR Barclays High Yield Bond ETF	83,900		2,961,670
Total investment companies (cost—$5,773,774)			5,795,800

	Face amount ($)
Repurchase agreement—0.62%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $5,465,238 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$5,590,650); proceeds: $5,481,005 (cost—$5,481,000)	5,481,000		5,481,000

	Notional amount
Options purchased—0.04%
Call swaptions purchased[5]—0.01%
3 Month USD LIBOR Interest Rate Swap, strike @ 2.100%, expires 01/30/18 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 02/01/20	USD	7,900,000	139,869

Put swaptions purchased[5]—0.03%
3 Month USD LIBOR Interest Rate Swap, strike @ 1.150%, expires 07/05/16 (Counterparty: GSB; pay floating rate); underlying swap terminates 07/07/17	USD	59,700,000	2,424
3 Month USD LIBOR Interest Rate Swap, strike @ 1.250%, expires 07/05/16 (Counterparty: CITI; pay floating rate); underlying swap terminates 07/07/17	USD	92,500,000	1,110
3 Month USD LIBOR Interest Rate Swap, strike @ 1.250%, expires 07/05/16 (Counterparty: GSB; pay floating rate); underlying swap terminates 07/07/17	USD	146,100,000	1,753
3 Month USD LIBOR Interest Rate Swap, strike @ 1.250%, expires 07/05/16 (Counterparty: MSCI; pay floating rate); underlying swap terminates 07/07/17	USD	44,200,000	531
3 Month USD LIBOR Interest Rate Swap, strike @ 2.580%, expires 05/12/16 (Counterparty: MSCI; receive fixed rate); underlying swap terminates 05/16/26	USD	3,700,000	0
3 Month USD LIBOR Interest Rate Swap, strike @ 2.580%, expires 05/23/16 (Counterparty: MSCI; receive fixed rate); underlying swap terminates 05/25/26	USD	8,700,000	1

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Notional amount		Value ($)
Options purchased—(concluded)
Put swaptions purchased[5]—(concluded)
3 Month USD LIBOR Interest Rate Swap, strike @ 2.905%, expires 08/20/18 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/22/48	USD	3,600,000	176,435
3 Month USD LIBOR Interest Rate Swap, strike @ 2.940%, expires 08/20/18 (Counterparty: GSB; pay floating rate); underlying swap terminates 08/22/48	USD	1,200,000	56,082
Total put swaptions purchased			238,336
Total options purchased (cost—$1,071,028)			378,205

	Number of shares
Investment of cash collateral from securities loaned—1.76%
Money market fund—1.76%
UBS Private Money Market Fund LLC[16] (cost—$15,513,480)	15,513,480		15,513,480
Total investments (cost—$980,676,277)—112.91%			994,569,250
Liabilities in excess of other assets—(12.91)%			(113,693,583)
Net assets—100.00%			$880,875,667

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation			$29,877,542
Gross unrealized depreciation			(15,984,569)
Net unrealized appreciation			$13,892,973

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Written options

Written options activity for the nine months ended April 30, 2016 was as follows:

	Number of
	Contracts	Premiums received ($)
Options outstanding at July 31, 2015	90	32,587
Options written	1,823	581,410
Options exercised	(442)	(181,665)
Options terminated in closing purchase transactions	(91)	(33,934)
Options expired prior to exercise	(1,380)	(398,398)
Options outstanding at April 30, 2016	—	—

Written swaptions and foreign exchange written options5

Notional amount (000)		Call swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	900	3 Month EURIBOR Interest Rate Swap strike @ 0.450%, terminating 06/17/26	GSI	Receive	06/15/16	3,449	(885)	2,564
EUR	4,200	3 Month EURIBOR Interest Rate Swap strike @ 0.450%, terminating 06/17/26	CITI	Receive	06/15/16	14,229	(4,129)	10,100
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.100%, terminating 02/01/20	JPMCB	Receive	01/30/18	41,080	(46,310)	(5,230)
USD	23,100	3 Month USD LIBOR Interest Rate Swap strike @ 1.450%, terminating 06/28/21	BOA	Receive	06/24/16	41,580	(32,097)	9,483
USD	7,900	3 Month USD LIBOR Interest Rate Swap strike @ 1.600%, terminating 02/01/20	JPMCB	Receive	01/30/18	71,495	(85,739)	(14,244)
						171,833	(169,160)	2,673

		Call options written
USD	4,400	EUR Call/USD Put, strike @ USD 1.13	JPMCB		05/04/16	31,639	(82,874)	(51,235)
USD	2,000	USD Call/BRL Put, strike @ BRL 6.30	CSI		01/11/18	106,500	(38,364)	68,136
USD	3,700	USD Call/MXN Put, strike @ MXN 18.15	HSBC		05/19/16	34,410	(2,808)	31,602
USD	2,100	USD Call/MXN Put, strike @ MXN 18.30	JPMCB		05/03/16	31,756	—	31,756
USD	2,400	USD Call/MXN Put, strike @ MXN 18.30	JPMCB		05/05/16	29,280	(2)	29,278
USD	1,800	USD Call/MXN Put, strike @ MXN 18.40	JPMCB		06/09/16	22,545	(3,784)	18,761
						256,130	(127,832)	128,298

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Written swaptions and foreign exchange written options5—(concluded)

Notional amount (000)		Put swaptions written	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
EUR	900	3 Month EURIBOR Interest Rate Swap strike @ 0.950%, terminating 06/17/26	GSI	Pay	06/15/16	3,249	(1,095)	2,154
EUR	4,200	3 Month EURIBOR Interest Rate Swap strike @ 0.950%, terminating 06/17/26	CITI	Pay	06/15/16	16,911	(5,109)	11,802
USD	23,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.050%, terminating 06/28/21	BOA	Pay	06/24/16	28,875	(8,524)	20,351
USD	35,500	3 Month USD LIBOR Interest Rate Swap strike @ 2.500%, terminating 05/16/19	MSCI	Pay	05/12/16	119,579	(4)	119,575
USD	82,600	3 Month USD LIBOR Interest Rate Swap strike @ 2.500%, terminating 05/25/19	MSCI	Pay	05/23/16	258,113	(8)	258,105
USD	15,800	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	MSCI	Pay	08/20/18	352,560	(112,630)	239,930
USD	5,100	3 Month USD LIBOR Interest Rate Swap strike @ 2.800%, terminating 08/22/23	GSB	Pay	08/20/18	113,591	(36,355)	77,236
						892,878	(163,725)	729,153
		Put options written
USD	6,600	EUR Put/USD Call, strike @ USD 1.10	CSI		05/03/16	33,464	—	33,464
						1,354,305	(460,717)	893,588

Swaptions and foreign exchange written options activity for the nine months ended April 30, 2016 was as follows:

Premiums received($)
Swaptions and foreign exchange written options outstanding at July 31, 2015	918,430
Swaptions and foreign exchange written options written	2,612,136
Swaptions and foreign exchange written options exercised	(249,808)
Swaptions and foreign exchange written options terminated in closing purchase transactions	(321,219)
Swaptions and foreign exchange written options expired prior to exercise	(1,605,234)
Swaptions and foreign exchange written options outstanding at April 30, 2016	1,354,305

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost($)	Current value($)	Unrealized appreciation (depreciation)($)
US Treasury futures buy contracts:
299	USD	US Long Bond Futures	June 2016	49,243,784	48,830,438	(413,346)
619	USD	US Treasury Note 10 Year Futures	June 2016	80,289,089	80,508,687	219,598
545	USD	US Treasury Note 5 Year Futures	June 2016	65,874,215	65,898,164	23,949
62	USD	US Ultra Treasury Note 10 Year Futures	June 2016	8,784,980	8,714,875	(70,105)
Interest rate futures buy contracts:
84	CAD	Canadian Bankers Acceptance Futures	June 2017	16,624,574	16,561,330	(63,244)
30	USD	Mexican Peso Future	June 2016	836,214	867,750	31,536
1	USD	New Zealand Futures	June 2016	67,674	69,640	1,966
23	USD	South African Rand Future	June 2016	735,512	801,550	66,038
				222,456,042	222,252,434	(203,608)
US Treasury futures sell contracts:
27	USD	US Treasury Note 10 Year Futures	June 2016	3,542,598	3,511,688	30,910
40	USD	US Treasury Note 2 Year Futures	June 2016	8,747,548	8,745,000	2,548
46	USD	US Treasury Note 5 Year Futures	June 2016	5,577,845	5,562,047	15,798
10	USD	US Ultra Long Treasury Bond Futures	June 2016	1,757,295	1,713,437	43,858
Interest rate futures sell contracts:
86	EUR	Euro Bund Futures	May 2016	37,314	53,176	(15,862)
77	EUR	Euro Bund Futures	May 2016	37,437	63,482	(26,045)
28	EUR	German Euro Bund Futures	June 2016	5,196,314	5,190,101	6,213
34	EUR	German Euro Buxl 30 Year Futures	June 2016	6,366,607	6,364,557	2,050
11	EUR	Mid-Term Euro-OAT Futures	June 2016	1,953,583	1,968,559	(14,976)
35	GBP	90-Day Sterling Pound Futures	September 2017	6,316,627	6,338,199	(21,572)
858	GBP	90-Day Sterling Pound Futures	March 2018	154,988,488	155,204,035	(215,547)
284	GBP	90-Day Sterling Pound Futures	June 2018	51,494,099	51,346,962	147,137
58	JPY	JGB MINI 10 Year Futures	June 2016	8,242,245	8,266,635	(24,390)
17	USD	30-Year Interest Rate Swap Futures	June 2016	1,766,598	1,780,219	(13,621)
69	USD	90-Day Eurodollar Futures	September 2017	16,986,068	17,069,737	(83,669)
327	USD	90-Day Eurodollar Futures	December 2017	80,752,457	80,838,488	(86,031)
113	USD	90-Day Eurodollar Futures	March 2018	27,747,139	27,919,475	(172,336)
68	USD	90-Day Eurodollar Futures	June 2018	16,743,751	16,790,050	(46,299)
198	USD	90-Day Eurodollar Futures	September 2018	48,807,040	48,858,975	(51,935)
491	USD	90-Day Eurodollar Futures	December 2018	120,876,704	121,074,463	(197,759)
5	USD	British Pound Future	June 2016	444,325	456,656	(12,331)
49	USD	Euro Fx Future with American Style Options	June 2016	6,757,220	7,022,312	(265,092)
				575,139,302	576,138,253	(998,951)
						(1,202,559)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	MXN	171,443,579	USD	9,702,337	05/20/16	(246,053)
BB	THB	39,803,248	USD	1,088,561	05/24/16	(50,448)
BB	USD	7,409,650	MXN	131,709,639	05/20/16	233,091
BB	USD	592,000	MYR	2,516,339	05/24/16	51,139
BB	USD	876,000	TWD	29,556,240	05/24/16	40,545
BNP	CNY	15,662,867	USD	2,342,444	09/14/16	(61,895)
BNP	CNY	14,721,932	USD	2,166,395	10/11/16	(91,674)
BNP	MYR	13,341,453	USD	3,061,429	05/24/16	(348,449)
BNP	USD	3,380,333	CNY	22,989,645	09/14/16	148,708
BNP	USD	1,263,182	CNY	8,583,325	10/11/16	53,339
BNP	USD	294,523	CNY	2,011,003	12/05/16	13,455
BNP	USD	1,859,954	CNY	12,710,929	12/07/16	86,579
BOA	CNY	2,535,957	USD	373,072	10/11/16	(15,896)
BOA	EUR	14,159,000	USD	16,176,261	06/02/16	(50,483)
BOA	GBP	11,118,000	USD	16,211,034	06/02/16	(35,129)
BOA	JPY	984,400,000	USD	8,687,666	05/13/16	(565,501)
BOA	KRW	2,966,771,600	USD	2,444,000	05/24/16	(159,088)
BOA	MYR	2,567,325	USD	616,597	05/24/16	(39,573)
BOA	TWD	16,852,140	USD	502,000	05/24/16	(20,588)
BOA	USD	1,796,196	AUD	2,360,000	05/13/16	(2,511)
BOA	USD	372,617	CNY	2,535,957	10/24/16	16,200
BOA	USD	16,210,044	GBP	11,118,000	05/03/16	35,032
BOA	USD	9,670,656	JPY	1,082,600,000	05/13/16	505,572
BOA	USD	981,022	MXN	17,157,000	05/20/16	14,550
BOA	USD	252,000	THB	9,187,920	05/24/16	10,921
BOA	USD	1,343,000	TWD	45,051,070	05/24/16	54,043
CITI	CAD	12,121,000	USD	8,834,529	05/13/16	(825,897)
CITI	CHF	135,000	USD	139,266	05/13/16	(1,520)
CITI	EUR	149,000	USD	167,962	05/03/16	(2,651)
CITI	GBP	2,210,000	USD	3,183,618	05/03/16	(45,526)
CITI	JPY	510,100,000	USD	4,715,660	05/13/16	(79,180)
CITI	KRW	1,661,595,300	USD	1,461,000	05/24/16	3,093
CITI	MXN	77,788,000	USD	4,435,001	05/20/16	(78,819)
CITI	MYR	8,451,319	USD	1,914,482	05/24/16	(245,550)
CITI	USD	11,993,229	CAD	15,981,000	05/13/16	743,612
CITI	USD	1,900,000	CNY	12,952,300	09/26/16	87,535
CITI	USD	299,879	INR	20,439,741	05/24/16	7,027
CITI	USD	2,835,257	JPY	319,157,000	05/13/16	164,757
CITI	USD	487,000	KRW	587,565,500	05/24/16	28,538
CITI	USD	1,680,766	MXN	29,982,000	05/20/16	59,005
CITI	USD	1,368,000	MYR	5,832,007	05/24/16	122,575

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	82,000	THB	2,943,800	05/24/16	2,240
CSI	KRW	2,439,712,500	USD	2,125,000	05/24/16	(15,639)
CSI	USD	207,000	TWD	6,862,050	05/24/16	5,794
DB	JPY	1,482,800,000	USD	13,270,440	05/13/16	(667,590)
DB	KRW	491,060,600	USD	430,000	05/24/16	(864)
DB	MYR	4,988,623	USD	1,199,332	05/24/16	(75,686)
DB	THB	67,122,812	USD	1,884,414	05/24/16	(36,372)
DB	TWD	7,837,005	USD	232,311	05/24/16	(10,716)
DB	USD	2,030,458	CNY	13,826,000	12/05/16	86,947
DB	USD	1,038,702	GBP	729,125	06/03/16	26,733
DB	USD	11,083,487	JPY	1,239,500,000	05/13/16	567,569
DB	USD	3,846,000	MYR	16,381,565	05/24/16	340,885
GSB	CAD	1,392,000	USD	1,006,859	05/13/16	(102,564)
GSB	CNY	12,952,300	USD	1,909,524	09/26/16	(78,011)
GSB	GBP	6,044,000	USD	8,631,467	05/03/16	(199,730)
GSB	JPY	3,304,200,000	USD	29,573,958	05/13/16	(1,484,874)
GSB	KRW	1,804,396,200	USD	1,578,000	05/24/16	(5,203)
GSB	MXN	4,335,908	USD	248,000	05/20/16	(3,601)
GSB	TWD	34,022,160	USD	1,011,962	05/24/16	(43,072)
GSB	USD	1,631,276	AUD	2,145,000	05/13/16	(998)
GSB	USD	6,686,990	CNY	45,639,833	10/11/16	313,307
GSB	USD	6,827,554	GBP	4,688,000	05/03/16	22,322
GSB	USD	6,549,311	JPY	709,800,000	05/13/16	122,670
GSB	USD	1,744,659	MXN	31,254,000	05/20/16	68,923
GSB	USD	865,000	MYR	3,691,388	05/24/16	78,464
GSB	USD	329,000	THB	12,011,790	05/24/16	14,729
HSBC	CNY	14,307,340	USD	2,180,000	10/11/16	(14,478)
HSBC	CNY	12,710,929	USD	1,913,000	12/07/16	(33,533)
HSBC	EUR	26,086,000	USD	29,779,256	05/03/16	(90,529)
HSBC	KRW	2,934,153,750	USD	2,571,000	05/24/16	(3,468)
HSBC	MYR	20,277,318	USD	4,690,241	05/24/16	(492,340)
HSBC	TWD	58,941,810	USD	1,759,457	05/24/16	(68,341)
HSBC	USD	211,626	CNY	1,412,000	10/11/16	4,948
HSBC	USD	7,415,959	EUR	6,522,000	05/03/16	52,059
HSBC	USD	2,417,316	JPY	271,900,000	05/13/16	138,490
HSBC	USD	53,000	KRW	63,600,000	05/24/16	2,804
HSBC	USD	101,938	MXN	1,817,000	05/20/16	3,497
HSBC	USD	3,028,195	MYR	13,155,511	05/24/16	334,159
JPMCB	AUD	2,653,000	USD	1,943,124	05/13/16	(73,252)
JPMCB	AUD	3,276,000	USD	2,490,526	05/13/16	648
JPMCB	CAD	5,509,000	USD	4,265,178	05/13/16	(125,490)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
JPMCB	CNY	7,326,778	USD	1,114,000	09/14/16	(10,702)
JPMCB	CNY	16,697,745	USD	2,545,000	09/30/16	(16,967)
JPMCB	CNY	29,652,155	USD	4,507,331	10/11/16	(40,754)
JPMCB	CNY	2,535,957	USD	389,698	10/24/16	881
JPMCB	CNY	15,837,003	USD	2,379,000	12/05/16	(46,383)
JPMCB	EUR	2,004,000	USD	2,256,094	05/03/16	(38,587)
JPMCB	GBP	3,419,000	USD	4,911,643	05/03/16	(84,032)
JPMCB	JPY	1,151,800,000	USD	10,394,800	05/13/16	(431,894)
JPMCB	THB	83,343,800	USD	2,309,751	05/24/16	(75,215)
JPMCB	TWD	7,524,160	USD	224,000	05/24/16	(9,326)
JPMCB	USD	2,203,549	CAD	2,843,200	05/13/16	62,479
JPMCB	USD	2,455,894	CNY	16,697,745	09/30/16	106,074
JPMCB	USD	8,594,048	EUR	7,558,000	05/03/16	60,243
JPMCB	USD	7,650,197	GBP	5,246,000	06/02/16	15,513
JPMCB	USD	20,930,748	JPY	2,320,349,231	05/13/16	880,080
JPMCB	USD	1,930,448	KRW	2,350,177,400	05/24/16	131,631
JPMCB	USD	1,828,000	MYR	7,716,566	05/24/16	144,240
JPMCB	USD	4,536,000	THB	162,911,890	05/24/16	125,885
JPMCB	USD	1,234,927	TWD	41,029,215	05/24/16	37,397
RBC	EUR	861,265	USD	967,330	06/03/16	(19,741)
RBC	MXN	1,768,402	USD	101,116	06/03/16	(1,356)
RBC	MXN	1,536,644	USD	89,306	06/03/16	264
RBC	NZD	6,380,197	USD	4,303,251	06/03/16	(144,256)
RBC	USD	271,299	EUR	238,849	06/03/16	2,439
RBC	USD	92,657	JPY	10,397,080	06/03/16	5,122
RBC	ZAR	28,354,874	USD	1,812,137	06/03/16	(167,736)
SG	MXN	16,116,643	USD	896,091	06/03/16	(37,804)
SG	USD	263,311	EUR	236,174	06/03/16	7,361
SG	USD	90,857	JPY	10,227,420	06/03/16	5,326
SG	USD	3,493,460	NZD	5,198,447	06/03/16	130,273
SG	ZAR	1,690,111	USD	107,780	06/03/16	(10,232)
SSC	EUR	261,114	USD	293,895	06/03/16	(5,360)
SSC	GBP	372,529	USD	530,025	06/03/16	(14,334)
SSC	MXN	17,771,515	USD	988,515	06/03/16	(41,273)
SSC	USD	55,512	AUD	74,483	06/03/16	1,049
SSC	ZAR	1,399,390	USD	95,212	06/03/16	(2,500)
						(1,408,473)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Credit default swaps on corporate and sovereign issues—sell protection18

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments received by the Portfolio(%)[19]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)	Credit spread(%)[21]
BNP	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,300	03/20/20	1.000	(149,184)	(266,301)	(117,117)	11.01
BNP	Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	500	12/20/16	1.000	(3,706)	2,917	6,623	1.48
BOA	Sprint Communications, Inc. bond, 8.375%, due 08/15/17	USD	2,800	12/20/19	5.000	175,318	(385,793)	(561,111)	12.45
CITI	BMW Finance N.V. bond, 5.000%, due 08/06/18	EUR	2,000	12/20/20	1.000	(27,572)	43,472	71,044	1.02
CITI	Tesco PLC, bond, 6.000%, due 12/14/29	EUR	1,500	12/20/20	1.000	(129,053)	(98,396)	30,657	2.89
GSI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	200	12/20/20	1.000	883	(653)	(1,536)	1.06
GSI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	1,700	06/20/21	1.000	(26,565)	(17,276)	9,289	1.06
GSI	Petroleo Brasileiro SA, bond, 8.375%, due 12/10/18	USD	1,500	03/20/20	1.000	(178,996)	(307,271)	(128,275)	11.01
JPMCB	Volkswagen International Finance N.V. bond, 5.375%, due 05/22/18	EUR	2,000	12/20/17	1.000	(29,728)	17,224	46,952	1.63
MSCI	United Mexican States, bond, 5.950%, due 03/19/19	USD	10,400	12/20/19	1.000	72,304	(65,601)	(137,905)	1.66
						(296,299)	(1,077,678)	(781,379)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Credit default swaps on credit indices—sell protection18

Counterparty	Referenced obligations[19]	Notional amount (000)		Termination dates	Payments received by the Portfolio(%)[20]	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)
BOA	CMBX.NA.AAA.8 Index	USD	5,300	10/17/57	0.500	(409,290)	(213,200)	196,090
BOA	CMBX.NA.AAA.9 Index	USD	3,200	09/17/58	0.500	(248,767)	(170,834)	77,933
CSI	CMBX.NA.AAA.8 Index	USD	600	10/17/57	0.500	(40,862)	(24,161)	16,701
DB	CMBX.NA.AAA.8 Index	USD	2,900	10/17/57	0.500	(198,396)	(116,777)	81,619
GSI	CMBX.NA.AAA.7 Index	USD	3,800	01/17/47	0.500	(168,121)	(101,927)	66,194
GSI	CMBX.NA.AAA.8 Index	USD	4,000	10/17/57	0.500	(315,373)	(161,072)	154,301
GSI	CMBX.NA.AAA.9 Index	USD	1,200	09/17/58	0.500	(116,511)	(64,063)	52,448
MSCI	CMBX.NA.AAA.3 Index	USD	3,138	12/13/49	0.008	(21,153)	(11,568)	9,585
						(1,518,473)	(863,602)	654,871

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[20]	Payments received by the Portfolio(%)[20]	Value($)	Unrealized appreciation (depreciation)($)
GBP	2,000	12/16/17	1.500	6 Month EURIBOR	(39,563)	(36,929)
GBP	7,500	06/15/18	1.000	6 Month EURIBOR	(23,126)	(45,475)
GBP	16,300	09/21/18	1.000	6 Month EURIBOR	(27,012)	7,499
GBP	2,800	09/21/18	1.250	6 Month EURIBOR	(24,925)	(32,832)
GBP	3,000	09/21/18	1.500	6 Month EURIBOR	(48,440)	(44,347)
MXN	228,000	05/16/16	Mexico Interbank TIIE 28 Days	3.925	(1,484)	(1,484)
MXN	14,100	10/10/19	Mexico Interbank TIIE 28 Days	5.010	757	(6,696)
MXN	250,000	01/16/20	Mexico Interbank TIIE 28 Days	4.975	(29,153)	(29,153)
MXN	44,500	02/05/20	Mexico Interbank TIIE 28 Days	5.270	21,655	39,485
MXN	36,400	06/02/20	Mexico Interbank TIIE 28 Days	5.615	40,844	26,280
MXN	111,500	06/11/20	Mexico Interbank TIIE 28 Days	5.535	101,770	32,346
MXN	39,500	10/22/20	Mexico Interbank TIIE 28 Days	5.310	9,763	2,808
MXN	15,800	02/19/21	Mexico Interbank TIIE 28 Days	5.370	3,224	3,224
MXN	338,800	11/17/21	Mexico Interbank TIIE 28 Days	5.430	(20,496)	533,018
MXN	56,500	01/07/22	Mexico Interbank TIIE 28 Days	5.375	(17,362)	(40,206)
MXN	112,400	09/02/22	Mexico Interbank TIIE 28 Days	5.500	(43,486)	146,690
MXN	55,400	09/16/22	Mexico Interbank TIIE 28 Days	5.975	66,241	66,241
MXN	82,100	01/12/23	Mexico Interbank TIIE 28 Days	5.825	42,148	3,147
MXN	11,100	01/08/30	Mexico Interbank TIIE 28 Days	5.990	(30,008)	(9,186)
USD	15,100	06/17/16	0.500	3 Month USD LIBOR	(38,895)	(37,113)
USD	25,000	12/16/19	2.000	3 Month USD LIBOR	(964,960)	(473,658)
USD	4,400	12/16/20	2.000	3 Month USD LIBOR	(184,248)	(111,958)
USD	16,700	06/15/21	2.000	3 Month USD LIBOR	(574,694)	(25,316)

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[20]	Payments received by the Portfolio(%)[20]	Value($)	Unrealized appreciation (depreciation)($)
USD	18,300	06/15/21	2.000	3 Month USD LIBOR	(644,221)	(44,959)
USD	37,400	12/16/22	2.250	3 Month USD LIBOR	(2,263,951)	(2,469,710)
USD	8,900	08/05/25	2.350	3 Month USD LIBOR	(567,376)	(567,376)
USD	3,500	12/16/25	2.500	3 Month USD LIBOR	(293,887)	(291,680)
USD	13,400	06/15/26	2.250	3 Month USD LIBOR	(666,572)	(643,249)
USD	3,800	06/15/26	2.250	3 Month USD LIBOR	(179,599)	(191,898)
USD	57,800	12/16/45	2.750	3 Month USD LIBOR	(7,542,409)	(10,533,949)
USD	2,900	06/15/46	2.500	3 Month USD LIBOR	(176,596)	(52,674)
USD	4,700	06/15/46	2.500	3 Month USD LIBOR	(322,002)	(156,204)
					(14,438,063)	(14,985,314)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
US government obligations	—	330,614,350	—	330,614,350
Government national mortgage association certificates	—	30,439	—	30,439
Federal home loan mortgage corporation certificates	—	1,962,035	1,086,901	3,048,936
Federal housing administration certificates	—	—	13,404	13,404
Federal national mortgage association certificates	—	40,560,221	20,513	40,580,734
Collateralized mortgage obligations	—	124,147,056	—	124,147,056
Asset-backed securities	—	70,808,538	—	70,808,538
Corporate notes	—	348,967,893	—	348,967,893
Loan assignments	—	7,111,230	—	7,111,230
Non-US government obligations	—	25,053,267	—	25,053,267
Municipal bonds and notes	—	14,395,345	—	14,395,345
Time deposit	—	1,897,838	—	1,897,838
Short-term US government obligations	—	731,735	—	731,735
Investment companies	5,795,800	—	—	5,795,800
Repurchase agreement	—	5,481,000	—	5,481,000
Options purchased	—	378,205	—	378,205
Investment of cash collateral from securities loaned	—	15,513,480	—	15,513,480
Futures contracts	591,601	—	—	591,601
Forward foreign currency contracts	—	6,382,761	—	6,382,761
Swap agreements	—	350,015	—	350,015
Total	6,387,401	994,385,408	1,120,818	1,001,893,627

Liabilities
Written swaptions and foreign exchange written options	—	(460,717)	—	(460,717)
Futures contracts	(1,794,160)	—	—	(1,794,160)
Forward foreign currency contracts	—	(7,791,234)	—	(7,791,234)
Swap agreements	—	(16,729,358)	—	(16,729,358)
Total	(1,794,160)	(24,981,309)	—	(26,775,469)

At April 30, 2016, there were no transfer between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

The following is a rollforward of the Found’s investments that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016:

	Federal home loan mortgage corporation certificates ($)	Federal housing administration certificates ($)	Federal national mortgage association certificates ($)	Collateralized mortgage obligations ($)	Total
Beginning balance	1,145,044	15,936	24,519	18,837	1,204,336
Purchases	—	—	—	—	—
Sales	(55,342)	(1,865)	(5,584)	(18,765)	(81,556)
Accrued discounts/(premiums)	—	(75)	—	—	(75)
Total realized gain/(loss)	(35)	(79)	—	—	(114)
Net change in unrealized appreciation/depreciation	(2,766)	(513)	1,578	(72)	(1,773)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending balance	1,086,901	13,404	20,513	—	1,120,818

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2016, was $1,209

Issuer breakdown by country or territory of origin

	Percentage of
	total investments(%)
United States	87.1
Netherlands	1.9
Cayman Islands	1.2
United Kingdom	1.1
France	0.9
Slovenia	0.9
Luxembourg	0.7
Norway	0.7
Guernsey	0.6
South Korea	0.6
Spain	0.6
Ireland	0.5
Canada	0.5
Mexico	0.4
Australia	0.3
South Africa	0.3
Belgium	0.2
Colombia	0.2
Italy	0.2
Japan	0.2
Singapore	0.2
Venezuela	0.2
Portugal	0.1
New Zealand	0.1
Bermuda	0.1
Croatia	0.1
Indonesia	0.1
Argentina	0.0	†
Brazil	0.0	†
Sri Lanka	0.0	†
Turkey	0.0	†
Ivory Coast	0.0	†
Hungary	0.0	†
Russia	0.0	†
Morocco	0.0	†
Serbia	0.0	†
Poland	0.0	†

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Azerbaijan	0.0	†
Senegal	0.0	†
Ecuador	0.0	†
Kazakhstan	0.0	†
Mongolia	0.0	†
Viet Nam	0.0	†
Dominican Republic	0.0	†
British Virgin Islands	0.0	†
El Salvador	0.0	†
Liberia	0.0	†
Panama	0.0	†
Romania	0.0	†
Total	100.0

†                   Amount represents less than 0.05%

Portfolio footnotes

††	Amount represents less than 0.005%.
1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, pledged as collateral for swaps or futures.
3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	Illiquid investment as of April 30, 2016.
6

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2016, the value of these securities amounted to 4.47% of net assets.

7

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 12.84% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8

Interest Only Securities. These securities entitle the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

9	Step bond that converts to the noted fixed rate at a designated future date.
10	Perpetual investment. The maturity date reflects the next call date.
11	Security, or portion thereof, was on loan at April 30, 2016.
12	Bond interest in default.
13	Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
14	Zero coupon bond. The rate shown represents annualized yield at the date of purchase.
15	Rates shown are the discount rates at date of purchase unless otherwise noted.
16

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

PACE Select Advisors Trust

PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	14,444,243	154,391,510	153,322,273	15,513,480	21,645

17	Includes $15,224,801 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $15,513,480.
18

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

19	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
20	Payments made or received are based on the notional amount.
21

Credit spreads, where applicable, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report toshareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—98.54%
Alabama—0.54%
Birmingham Waterworks Board Water Revenue Series A (Assured Guaranty Insured)
5.000%, due 01/01/24	2,005,000	2,224,928

Arizona—0.42%
Pima County Sewer Revenue System (AGM Insured)
5.000%, due 07/01/23	1,500,000	1,741,230

Arkansas—0.41%
University of Arkansas, (Fayetteville Campus), Series A
5.000%, due 11/01/29	1,385,000	1,683,925

California—9.70%
California Infrastructure & Economic Development Bank Revenue Refunding (Academy of Motion Picture Arts)
5.000%, due 11/01/28	1,205,000	1,470,630
California State
5.250%, due 10/01/20	1,000,000	1,147,730
5.500%, due 04/01/21	3,000,000	3,405,510
5.000%, due 09/01/23	1,000,000	1,234,920
5.000%, due 12/01/24	2,000,000	2,519,220
5.000%, due 09/01/25	1,725,000	1,895,913
California State Department of Water Resources Power Supply Revenue Unrefunded Series H (AGM Insured)
5.000%, due 05/01/22	400,000	433,524
California State Public Works Board Lease Revenue (Judicial Council Project), Series A
5.000%, due 03/01/24	1,750,000	2,134,843
California State Public Works Board Lease Revenue Refunding Series H
5.000%, due 12/01/23	2,705,000	3,387,715
California Statewide Communities Development Authority Revenue Kaiser Permanente Series A
5.000%, due 04/01/19	3,000,000	3,366,450
California Statewide Communities Development Authority Revenue St. Joseph Series F (AGM Insured)
5.250%, due 07/01/18	1,500,000	1,634,925
Los Angeles Department of Airports (Los Angeles International Airport), Series A
5.000%, due 05/15/32[1]	2,000,000	2,333,740

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Los Angeles Department of Water & Power Revenue Power Systems Series B
5.000%, due 07/01/25	5,000,000	5,845,350
North Natomas Community Facilities District No. 4 Special Tax Series E
5.000%, due 09/01/19	1,385,000	1,550,577
Northern California Power Agency Refunding (Hydroelectric Project 1), Series A
5.000%, due 07/01/28	1,845,000	2,211,675
Orange County Transportation Authority Toll Road Revenue Refunding (Senior Lien 91 Express Lanes)
5.000%, due 08/15/29	1,000,000	1,210,590
San Diego Public Facilities Financing Authority Sewer Revenue Senior Series A
5.000%, due 05/15/25	2,500,000	2,818,000
Stockton Unified School District (AGM Insured)
5.000%, due 07/01/23	1,270,000	1,546,149
University of California Revenue Unrefunded General Series Q
5.250%, due 05/15/23	110,000	116,527
		40,263,988
Colorado—3.13%
Colorado Health Facilities Authority Revenue Boulder Community Hospital Project Series A
4.000%, due 10/01/18	1,500,000	1,604,430
Denver City & County Airport Revenue
Series A
5.500%, due 11/15/19[1]	2,500,000	2,870,300
Subseries A
5.500%, due 11/15/26[1]	7,000,000	8,511,580
		12,986,310
Connecticut—0.56%
Hartford County Metropolitan District Revenue (Green Bonds) Series A
5.000%, due 11/01/29	1,870,000	2,313,919

District of Columbia—0.58%
Metropolitan Washington, Airport Authority Airport System Revenue Series A
5.000%, due 10/01/22[1]	2,000,000	2,393,860

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—5.43%
Broward Port Facilities Revenue Refunding Series B
5.000%, due 09/01/21[1]	2,000,000	2,350,660
Citizens Property Insurance Corp. Revenue Series A-1
5.000%, due 06/01/25	10,000,000	12,381,900
Florida State Board of Education Lottery Revenue Refunding Series E
5.000%, due 07/01/19	1,000,000	1,126,580
Florida State Municipal Power Agency Revenue All Requirements Power Series A
5.250%, due 10/01/20	1,555,000	1,778,189
Florida State Municipal Power Agency Revenue Pre-refund All Requirements Power Series A
5.250%, due 10/01/21	1,700,000	1,879,367
Florida State Municipal Power Agency Revenue Unrefined All Requirements Power Series A
5.250%, due 10/01/21	300,000	331,443
JEA Electric System Revenue Series A
5.000%, due 10/01/24	1,200,000	1,492,044
Miami Beach Redevelopment Agency Tax Increment Revenue Refunding
5.000%, due 02/01/28	1,000,000	1,201,360
		22,541,543
Georgia—1.50%
Atlanta Development Authority Revenue Senior Lien Series A-1
5.000%, due 07/01/32	2,000,000	2,394,800
Main Street Natural Gas, Inc. Revenue Series A
5.500%, due 09/15/28	1,500,000	1,910,295
Municipal Electric Authority of Georgia Project One Subseries D
5.750%, due 01/01/19	1,750,000	1,939,770
		6,244,865
Illinois—12.13%
Chicago O’Hare International Airport Revenue Refunding General Third Lien Series B (NATL-RE Insured)
5.250%, due 01/01/18	1,000,000	1,072,540
Chicago O’Hare International Airport Revenue Refunding Series A
5.000%, due 01/01/29[1]	2,500,000	2,914,500

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(continued)
Chicago O’Hare International Airport Revenue Series A
5.000%, due 01/01/23[1]	1,150,000	1,341,486
Chicago Park District Refunding Limited Tax Series C
5.000%, due 01/01/27	1,625,000	1,830,774
Chicago Wastewater Transmission Revenue Second Lien
5.000%, due 01/01/25	1,000,000	1,158,390
Chicago Waterworks Revenue Second Lien Series A (AMBAC Insured)
5.000%, due 11/01/32	1,500,000	1,529,610
Cook County Forest Preservation District (AMBAC Insured)
5.000%, due 11/15/19	5,180,000	5,803,517
Illinois Development Finance Authority Revenue School District Program School District No. U-46 (AGM Insured)
5.150%, due 01/01/19	2,000,000	2,193,780
Illinois Finance Authority Revenue Advocate Health Care Network
5.000%, due 06/01/27	3,000,000	3,571,680
Illinois Finance Authority Revenue University of Chicago Series A
5.000%, due 10/01/29	2,440,000	2,865,390
Illinois Health Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)
6.750%, due 04/15/17	150,000	158,775
Illinois Municipal Electric Agency Power Supply System Revenue Refunding Series A
5.000%, due 02/01/32	2,500,000	2,965,775
Illinois Toll Highway Authority Toll Highway Revenue Refunding Senior Series A-1
5.000%, due 01/01/25	1,250,000	1,408,587
Metropolitan Pier & Exposition Authority Revenue (Mccormick Place Project), Series B
5.000%, due 12/15/28	2,000,000	2,198,040
Railsplitter Tobacco Settlement Authority
5.500%, due 06/01/23	6,115,000	7,209,952
6.000%, due 06/01/28	2,500,000	2,987,525
Regional Transportation Authority Series A (AGM Insured)
5.750%, due 06/01/18	3,000,000	3,304,230

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
University of Illinois, (Auxiliary Facilities System), Series A
5.000%, due 04/01/27	4,000,000	4,669,360
University of Illinois Series A
5.000%, due 04/01/30	1,000,000	1,166,720
		50,350,631
Indiana—1.47%
Indiana Finance Authority Revenue Refunding (Stadium Project), Series A
5.250%, due 02/01/35	1,000,000	1,203,020
Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)
5.000%, due 01/01/22[1]	2,450,000	2,468,889
Richmond Hospital Authority Revenue Refunding Reid Hospital & Health Care Series A
5.000%, due 01/01/30	2,055,000	2,421,674
		6,093,583
Kansas—0.42%
Kansas State Department of Transportation Highway Revenue Refunding (Libor Index), Series B-5
0.691%, due 09/01/19[2]	1,750,000	1,739,798

Kentucky—0.58%
Pikeville Hospital Revenue Refunding & Improvement (Pikeville Medical Center)
6.000%, due 03/01/22	2,055,000	2,412,241

Louisiana—2.75%
East Baton Rouge Sewerage Commission Revenue Refunding Series B
5.000%, due 02/01/28	1,000,000	1,223,100
New Orleans Aviation Board Revenue Series B (AGM Insured)
5.000%, due 01/01/28[1]	1,500,000	1,781,685
State of Louisiana State Highway Improvement Revenue Series A
5.000%, due 06/15/29	3,500,000	4,281,305

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—(concluded)
Tobacco Settlement Funding Corp., (Asset-Backed Refunding Bonds), Series A
5.000%, due 05/15/27	4,000,000	4,128,800
		11,414,890
Maryland—1.42%
Maryland Health & Higher Educational Facilities Authority Revenue Peninsula Regional Medical Center
5.000%, due 07/01/32	1,500,000	1,747,845
State of Maryland Second Series C
5.250%, due 08/01/20	3,500,000	4,132,835
		5,880,680
Massachusetts—4.63%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series A
5.000%, due 06/15/23	2,500,000	3,043,125
Massachusetts Development Finance Agency Revenue Unrefunded-Partners Healthcare System
5.000%, due 07/01/19	475,000	499,258
Massachusetts Educational Financing Authority Series K
5.000%, due 07/01/22[1]	2,500,000	2,879,300
Massachusetts State College Building Authority Revenue Refunding Series B
5.000%, due 05/01/29	2,500,000	2,991,725
Massachusetts State School Building Authority Dedicated Sales Tax Revenue Series B
5.000%, due 08/15/28	3,000,000	3,651,810
Massachusetts State Series B
5.000%, due 08/01/22	5,000,000	6,136,600
		19,201,818
Michigan—3.38%
Detroit Sewer Disposal Revenue Senior Lien Series A (AGM Insured)
5.250%, due 07/01/19	2,500,000	2,815,025
Michigan State Finance Authority Revenue Refunding (Beaumont Health Credit Group)
5.000%, due 08/01/33	2,415,000	2,817,653

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan State Finance Authority Revenue Refunding (Detroit School District), Series A
5.000%, due 05/01/22	1,485,000	1,744,534
Michigan State Finance Authority Revenue Refunding (Unemployment Obligation Assessment), Series B
5.000%, due 07/01/21	4,000,000	4,368,760
Michigan State Finance Authority Revenue Refunding Senior Lien (Detroit Water And Sewerage), Series C-3 (AGM Insured)
5.000%, due 07/01/30	1,500,000	1,754,430
Wayne County Airport Authority Revenue Refunding Detroit Metropolitan Airport Series D
5.000%, due 12/01/17	510,000	543,063
		14,043,465
Missouri—3.09%
City of Kansas City, Missouri Airport Revenue Series A
5.000%, due 09/01/23[1]	5,000,000	5,849,750
Missouri Joint Municipal Electric Utility Commission Revenue Refunding Prairie State Project Series A
5.000%, due 12/01/25	2,300,000	2,863,937
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Coxhealth Series A
5.000%, due 11/15/34	2,000,000	2,320,820
Missouri State Health & Educational Facilities Authority Health Facilities Revenue SSM Health Care Series A
5.000%, due 06/01/27	1,500,000	1,809,540
		12,844,047
Nebraska—1.83%
City of Lincoln, Nebraska Electric System Revenue
5.000%, due 09/01/22	3,790,000	4,635,359

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—(concluded)
Public Power Generation Agency Revenue Refunding Whelan Energy Center Unit 2 Series A
5.000%, due 01/01/30	2,500,000	2,960,950
		7,596,309
Nevada—1.36%
Las Vegas Valley Water District Refunding Series A
5.000%, due 06/01/21	2,000,000	2,376,600
Las Vegas Valley Water District Series B
5.000%, due 06/01/25	2,700,000	3,284,010
		5,660,610
New Jersey—3.16%
New Jersey Economic Development Authority Revenue Refunding
Series WW
5.250%, due 06/15/31	2,100,000	2,334,633
Series XX
5.000%, due 06/15/26	1,600,000	1,766,224
New Jersey Economic Development Authority Water Facilities Revenue Refunding American Water Co. Series C
5.100%, due 06/01/23[1]	1,000,000	1,125,070
New Jersey Health Care Facilities Financing Authority Revenue Refunding (Virtua Health)
5.000%, due 07/01/25	1,500,000	1,821,555
New Jersey State Higher Education Assistance Authority Revenue Series 1A
5.000%, due 12/01/18[1]	1,000,000	1,076,270
5.000%, due 12/01/21[1]	2,550,000	2,888,104
Rutgers State University Revenue Series J
5.000%, due 05/01/19	1,860,000	2,085,637
		13,097,493
New Mexico—0.90%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Subseries B
0.941%, due 02/01/19[2]	1,000,000	994,760
1.041%, due 11/01/39[2]	2,750,000	2,728,578
		3,723,338
New York—11.60%
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1
5.000%, due 11/15/29	2,500,000	3,035,450
Metropolitan Transportation Authority Revenue Transportation
Series B
5.000%, due 11/15/27	2,090,000	2,549,863

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Series D
5.000%, due 11/15/23	1,400,000	1,489,516
Nassau County New York Industrial Development Series B
5.000%, due 10/01/21	4,045,000	4,779,531
New York City Health & Hospital Corp. Revenue Health System Series A
5.000%, due 02/15/22	3,500,000	4,023,670
New York City Municipal Finance Authority Water & Sewer Systems Revenue Refunding Series DD
5.000%, due 06/15/29	1,500,000	1,853,970
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series HH
5.000%, due 06/15/29	2,500,000	2,955,050
New York City
Series E
5.000%, due 08/01/24	3,065,000	3,786,225
Series H
5.000%, due 08/01/25	2,990,000	3,721,653
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B
5.000%, due 02/01/23	2,500,000	2,950,400
Subseries I
5.000%, due 05/01/23	2,435,000	3,019,303
New York State Dorm Authority State Personal Income Tax Revenue General Purpose Series C
5.000%, due 03/15/25	2,320,000	2,739,827
New York State Thruway Authority General Revenue Junior Indebtedness Series A
5.000%, due 05/01/19	3,000,000	3,361,080
New York State Thruway Authority General Revenue Series I
5.000%, due 01/01/20	1,500,000	1,714,035
New York Transportation Development Corp. Special Facility Revenue Refunding (Terminal One Group Association)
5.000%, due 01/01/22[1]	1,500,000	1,784,430
Port Authority of New York & New Jersey Revenue Consolidated (One Hundred Eighty-Fifth)
5.000%, due 09/01/22[1]	2,400,000	2,884,608
Triborough Bridge & Tunnel Authority Revenue Subseries 2003B-2
0.641%, due 01/01/33[2]	1,500,000	1,481,280
		48,129,891
North Carolina—0.87%
North Carolina Capital Improvement Obligations Series C
5.000%, due 05/01/30	1,000,000	1,170,270

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
University of North Carolina Chapel Hill Revenue Series A
5.000%, due 12/01/27	2,160,000	2,455,337
		3,625,607
Ohio—0.81%
Kent State University Revenue General Receipts Series B (Assured Guaranty Insured)
5.000%, due 05/01/21	3,000,000	3,349,080

Pennsylvania—1.76%
Allegheny County Port Authority Special Revenue Refunding Transportation
5.000%, due 03/01/25	1,000,000	1,164,020
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue Series B
5.000%, due 01/01/22	1,250,000	1,315,050
Pennsylvania Turnpike Commission Turnpike Revenue Series B
5.000%, due 12/01/32	1,250,000	1,493,763
Philadelphia School District Refunding Series E
5.000%, due 09/01/18	1,000,000	1,072,860
University of Pittsburgh of the Commonwealth System of Higher Education Capital Project Series B
5.500%, due 09/15/21	2,000,000	2,271,660
		7,317,353
Rhode Island—1.03%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue (Brown University)
5.000%, due 09/01/22	3,500,000	4,287,850

South Carolina—1.26%
Columbia Waterworks & Sewer Systems Refunding
5.000%, due 02/01/28	2,500,000	2,981,975

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—(concluded)
Richland County School District No. 002 Series A (SCSDE Insured)
5.000%, due 02/01/21	2,000,000	2,228,920
		5,210,895
Tennessee—1.85%
Metropolitan Government of Nashville & Davidson County Series D
5.000%, due 07/01/23	5,000,000	5,806,300
Tennessee Energy Acquisition Corp. Gas Revenue Series A
5.250%, due 09/01/26	1,500,000	1,856,745
		7,663,045
Texas—14.42%
Arlington Independent School District School Building Bond Series A (PSF-GTD)
5.000%, due 02/15/25	1,400,000	1,726,830
5.000%, due 02/15/26	1,295,000	1,587,307
Central Texas Regional Mobility Authority Senior Lien Revenue Series A
5.000%, due 01/01/35	1,100,000	1,272,359
Central Texas Turnpike System Series C
5.000%, due 08/15/31	2,000,000	2,323,580
City of Brownsville, Texas Utilities System Revenue Series A
5.000%, due 09/01/28	2,225,000	2,630,106
City of Rockwall, Texas Combination Tax and Surplus Revenue
5.000%, due 08/01/21	1,000,000	1,190,940
City of Waco, Texas Combination Tax And Revenue Certificates of Obligation
5.000%, due 02/01/20	1,550,000	1,774,331
Clifton Higher Education Finance Corp. Revenue Refunding Idea Public Schools (PSF-GTD)
5.000%, due 08/15/28	1,100,000	1,325,610
Cypress-Fairbanks Independent School District (PSF-GTD)
5.000%, due 02/15/25	2,500,000	3,083,625
Dickinson Independent School District (PSF-GTD)
5.000%, due 02/15/30	2,500,000	3,002,775
EL Paso County Hospital District
5.000%, due 08/15/29	2,000,000	2,279,900

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Contractual Obligations
5.000%, due 11/01/23	2,000,000	2,491,620
Harris County Metropolitan Transportation Authority Sales & Use Tax Revenue Series A
5.000%, due 11/01/29	2,000,000	2,410,820
Harris County Tax Revenue Refunding Road Series A
5.000%, due 10/01/28	2,700,000	3,388,446
Harris County-Houston Sports Authority Revenue Refunding Senior Lien Series A
5.000%, due 11/15/29	1,000,000	1,187,450
Houston Utility System Revenue First Lien Series D
5.000%, due 11/15/29	2,000,000	2,381,480
Love Field Airport Modernization Corp. General Airport Revenue
5.000%, due 11/01/35[1]	1,700,000	1,973,275
Lower Colorado River Authority Refunding LCRA Transmission Services (BHAC Insured)
5.000%, due 05/15/20	1,765,000	1,916,490
North Texas Health Facilities Development Corp. Hospital Revenue United Regional Health Care Systems (AGM Insured)
5.000%, due 09/01/21	1,450,000	1,526,531
5.000%, due 09/01/22	1,400,000	1,473,892
North Texas Tollway Authority Revenue Refunding Series A
5.000%, due 01/01/31	2,750,000	3,264,085
5.000%, due 01/01/34	2,775,000	3,256,074
San Antonio Texas Refunding & Improvement
5.000%, due 02/01/20	4,370,000	5,026,898
Socorro Independent School District Refunding Series A (PSF-GTD)
5.000%, due 08/15/28	3,885,000	4,744,207
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding (Baylor Scott and White Memorial Hospital), Series B
5.000%, due 11/15/32	1,000,000	1,224,820
University of Texas University Revenues Refunding Financing System Series D Unrefunded Balance
5.000%, due 08/15/17	195,000	201,880

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Texas—(concluded)
West Travis County Public Utility Agency Revenue
5.500%, due 08/15/24	1,000,000	1,202,130
		59,867,461
Washington—2.89%
Port of Seattle Revenue Refunding
5.500%, due 12/01/22[1]	500,000	600,660
Port of Seattle Revenue Series C
5.000%, due 04/01/32[1]	1,955,000	2,279,647
Seattle Municipal Lighting & Power Revenue Refunding & Improvement Series A
5.000%, due 02/01/22	2,500,000	2,967,275
Washington State Series A-1
5.000%, due 08/01/31	5,000,000	6,157,000
		12,004,582
Wisconsin—2.66%
Public Finance Authority lease Development Revenue (Central District Development Project)
5.000%, due 03/01/34	1,500,000	1,779,195
Wisconsin Health & Educational Facilities Authority Revenue (Aspirus, Inc. Obligated Group)
5.000%, due 08/15/27	1,000,000	1,170,730
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series A
5.125%, due 04/15/31	3,000,000	3,413,940
Wisconsin Health & Educational Facilities Authority Revenue (Unitypoint Health), Series A
5.000%, due 12/01/26	1,175,000	1,433,852
WPPI Energy Power Supply Revenue Series A
5.000%, due 07/01/32	2,760,000	3,248,051
		11,045,768
Total municipal bonds and notes (cost—$385,606,316)		408,955,003

Repurchase agreement—0.22%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $905,000 US Treasury Note, 1.750% due 09/30/19; (value—$927,749); proceeds: $908,001 (cost—$908,000)	908,000	908,000

PACE Select Advisors Trust

PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Value ($)
Total investments (cost—$386,514,316)—98.76%	409,863,003
Other assets in excess of liabilities—1.24%	5,164,312
Net assets—100.00%	$415,027,315

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$23,899,013
Gross unrealized depreciation	(550,326)
Net unrealized appreciation	$23,348,687

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	408,955,003	—	408,955,003
Repurchase agreement	—	908,000	—	908,000
Total	—	409,863,003	—	409,863,003

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Security subject to Alternative Minimum Tax.

2                 Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—97.06%
Argentina—0.06%
Argentine Republic Government International Bond
6.875%, due 04/22/21[1]	USD	350,000	361,550

Austria—0.82%
Austria Government Bond
1.200%, due 10/20/25[2]	EUR	3,800,000	4,631,547

Belgium—1.59%
Belgium Government Bond
4.250%, due 09/28/22[2]	EUR	4,400,000	6,394,128
5.000%, due 03/28/35[2]	EUR	1,400,000	2,584,791
			8,978,919
Canada—5.06%
Canadian Government Bond
5.750%, due 06/01/33	CAD	7,960,000	9,811,602
Cards II Trust
3.333%, due 05/15/16	CAD	2,300,000	1,834,427
Royal Bank of Canada
1.400%, due 10/13/17	USD	2,450,000	2,458,085
2.350%, due 10/30/20	USD	5,950,000	6,049,645
The Bank of Nova Scotia
2.450%, due 03/22/21	USD	2,400,000	2,429,911
Toronto-Dominion Bank
1.400%, due 04/30/18	USD	6,050,000	6,066,523
			28,650,193
Denmark—0.43%
Denmark Government Bond
1.500%, due 11/15/23	DKK	14,450,000	2,429,631

Dominican Republic—0.14%
Dominican Republic International Bond
6.875%, due 01/29/26[1]	USD	750,000	806,250

France—6.68%
BNP Paribas SA
2.375%, due 09/14/17[3]	USD	5,700,000	5,769,939
Crown European Holdings SA
4.000%, due 07/15/22[2]	EUR	500,000	615,464
Engie SA
2.875%, due 10/10/22[2]	USD	1,069,000	1,086,071
France Government Bond OAT
2.250%, due 05/25/24[2]	EUR	7,750,000	10,239,161

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
France—(concluded)
3.250%, due 10/25/21[2]	EUR	5,200,000	7,032,222
4.750%, due 04/25/35[2]	EUR	3,300,000	5,970,414
Numericable-SFR SA
5.375%, due 05/15/22[2]	EUR	950,000	1,128,862
Republic of France
4.000%, due 04/25/55[2]	EUR	450,000	827,823
Societe Generale SA
2.750%, due 10/12/17	USD	4,150,000	4,225,530
5.200%, due 04/15/21[2]	USD	800,000	910,580
			37,806,066
Germany—1.00%
Bundesrepublik Deutschland
3.250%, due 07/04/42[2]	EUR	1,250,000	2,186,012
4.750%, due 07/04/40[2]	EUR	530,000	1,108,460
Trionista Holdco GmbH
5.000%, due 04/30/20[2]	EUR	800,000	938,941
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.500%, due 01/15/27[1]	EUR	200,000	220,422
4.000%, due 01/15/25[2]	EUR	1,000,000	1,183,570
			5,637,405
Indonesia—0.45%
Indonesia Government International Bond
3.375%, due 04/15/23[2]	USD	2,600,000	2,577,250

Ireland—1.61%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.250%, due 01/15/22[1]	EUR	1,000,000	1,157,932
German Residential Funding PLC
0.949%, due 08/27/24[2,4]	EUR	3,369,756	3,889,409
Ireland Government Bond
5.400%, due 03/13/25	EUR	1,450,000	2,296,805
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[2]	EUR	1,350,000	1,786,162
			9,130,308
Italy—6.68%
Assicurazioni Generali SpA
2.875%, due 01/14/20[2]	EUR	100,000	124,857

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Italy—(concluded)
Buoni Poliennali Del Tesoro
4.500%, due 02/01/20[2]	EUR	7,200,000	9,559,438
4.750%, due 09/01/21	EUR	3,700,000	5,162,403
Enel SpA
6.500%, due 01/10/74[2,4]	EUR	900,000	1,121,557
Intesa Sanpaolo SpA
4.375%, due 10/15/19[2]	EUR	1,200,000	1,548,683
Italy Buoni Poliennali Del Tesoro
1.500%, due 06/01/25	EUR	650,000	750,523
3.750%, due 09/01/24	EUR	2,000,000	2,729,420
4.500%, due 03/01/24	EUR	4,950,000	7,057,793
4.750%, due 09/01/44[2]	EUR	500,000	819,318
5.000%, due 09/01/40[2]	EUR	4,000,000	6,634,092
Sunrise Srl, Series 2015-3, Class A1
0.558%, due 05/27/35[2,4]	EUR	1,300,000	1,496,638
Telecom Italia SpA
5.303%, due 05/30/24[1]	USD	800,000	836,200
			37,840,922
Japan—16.24%
Development Bank of Japan
2.300%, due 03/19/26	JPY	500,000,000	5,794,934
Government of Japan
2.200%, due 09/20/26	JPY	467,500,000	5,429,547
2.300%, due 06/20/35	JPY	1,177,000,000	15,257,858
2.300%, due 12/20/36	JPY	480,000,000	6,300,947
Japan Government Thirty Year Bond
2.000%, due 09/20/41	JPY	1,167,100,000	15,384,989
Japan Government Twenty Year Bond
1.000%, due 12/20/35	JPY	118,900,000	1,269,548
2.100%, due 09/20/29	JPY	2,269,200,000	27,164,286
Mizuho Bank Ltd.
1.300%, due 04/16/17[1]	USD	5,900,000	5,891,652
Sumitomo Mitsui Banking Corp.
1.950%, due 07/23/18	USD	800,000	803,638
3.200%, due 07/18/22	USD	2,600,000	2,674,012
The Bank of Tokyo-Mitsubishi UFJ Ltd.
1.450%, due 09/08/17[1]	USD	6,000,000	5,992,926
			91,964,337
Kazakhstan—0.18%
Kazakhstan Government International Bond
5.125%, due 07/21/25[2]	USD	950,000	1,004,387

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Liberia—0.07%
Royal Caribbean Cruises Ltd.
5.250%, due 11/15/22[3]	USD	350,000	374,937

Luxembourg—0.51%
Dufry Finance SCA
4.500%, due 07/15/22[2]	EUR	100,000	121,804
4.500%, due 08/01/23[2]	EUR	1,000,000	1,220,910
Fiat Chrysler Finance Europe
4.750%, due 07/15/22[2]	EUR	100,000	124,811
Wind Acquisition Finance SA
4.000%, due 07/15/20[2]	EUR	1,250,000	1,397,319
			2,864,844
Malaysia—0.88%
Malaysia Government Bond,
4.160%, due 07/15/21	MYR	5,800,000	1,517,368
3.955%, due 09/15/25	MYR	13,600,000	3,488,027
			5,005,395
Mexico—3.90%
Mexican Bonos
6.500%, due 06/10/21	MXN	48,430,000	2,968,908
6.500%, due 06/09/22	MXN	157,500,000	9,633,331
10.000%, due 12/05/24	MXN	127,150,000	9,503,748
			22,105,987
Netherlands—4.43%
ABN AMRO Bank N.V.
4.250%, due 02/02/17[2]	USD	4,000,000	4,073,904
6.375%, due 04/27/21[2]	EUR	1,950,000	2,705,987
Deutsche Telekom International Finance BV
2.250%, due 03/06/17[1]	USD	2,650,000	2,672,888
EDP Finance BV
4.125%, due 01/15/20[1]	USD	800,000	817,221
Enel Finance International N.V.
1.966%, due 01/27/25	EUR	1,014,000	1,241,883
5.000%, due 09/14/22[2]	EUR	1,100,000	1,596,643
ING Bank N.V.
3.750%, due 03/07/17[1]	USD	3,150,000	3,216,591
Linde Finance BV
3.125%, due 12/12/18	EUR	2,050,000	2,535,796
Netherlands Government Bond
1.750%, due 07/15/23[2]	EUR	1,450,000	1,857,287
4.000%, due 01/15/37[2]	EUR	1,900,000	3,407,392

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Netherlands—(concluded)
UPC Holding BV
6.750%, due 03/15/23[1]	EUR	750,000	932,661
			25,058,253
Norway—0.14%
DnB Bank ASA
4.375%, due 02/24/21[2]	EUR	570,000	773,385

Panama—0.22%
Carnival Corp.
1.125%, due 11/06/19	EUR	1,050,000	1,226,645

Poland—0.21%
Poland Government Bond
5.750%, due 09/23/22	PLN	3,850,000	1,201,323

Romania—0.49%
Romanian Government International Bond
2.875%, due 10/28/24[2]	EUR	850,000	1,017,091
3.625%, due 04/24/24[2]	EUR	1,400,000	1,772,195
			2,789,286
South Korea—2.15%
Korea Treasury Bond
3.000%, due 09/10/24	KRW	4,709,000,000	4,526,970
5.750%, due 09/10/18	KRW	7,924,710,000	7,640,721
			12,167,691
Spain—4.85%
Bankinter S.A.
0.027%, due 06/21/43[2,4]	EUR	1,902,686	2,101,525
BBVA Senior Finance SAU
2.375%, due 01/22/19[2]	EUR	2,000,000	2,423,753
Fondo de Titulizacion de Activos Santander Hipotecario, Series 2
0.007%, due 01/18/49[2,4]	EUR	1,511,903	1,665,071
Iberdrola Finanzas SAU
4.125%, due 03/23/20	EUR	1,800,000	2,366,837
Spain Government Bond
1.600%, due 04/30/25[2]	EUR	600,000	695,652
3.800%, due 04/30/24[2]	EUR	2,150,000	2,926,571
4.400%, due 10/31/23[2]	EUR	2,250,000	3,182,726
4.900%, due 07/30/40[2]	EUR	1,250,000	2,006,186
5.150%, due 10/31/44[2]	EUR	400,000	673,821

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
Spain—(concluded)
5.850%, due 01/31/22[2]	EUR	6,350,000	9,396,971
			27,439,113
Sweden—2.40%
Government of Sweden
3.500%, due 06/01/22	SEK	18,225,000	2,712,482
4.250%, due 03/12/19	SEK	14,830,000	2,093,605
Nordea Bank AB
3.125%, due 03/20/17[1]	USD	5,200,000	5,292,820
Swedbank AB
2.125%, due 09/29/17[1]	USD	3,450,000	3,484,217
			13,583,124
United Kingdom—9.44%
Arkle Master Issuer PLC
3.986%, due 08/17/17[2]	GBP	1,050,000	1,580,884
4.681%, due 02/17/17[2]	GBP	700,000	1,050,183
Barclays Bank PLC
5.140%, due 10/14/20	USD	1,100,000	1,183,279
BAT International Finance PLC
3.625%, due 11/09/21[2]	EUR	1,050,000	1,390,912
Coventry Building Society
2.250%, due 12/04/17[2]	EUR	4,200,000	4,953,199
FCE Bank PLC
1.875%, due 06/24/21[2]	EUR	500,000	592,220
Hutchison Whampoa International 14 Ltd.
1.625%, due 10/31/17[1]	USD	3,450,000	3,451,242
Imperial Brands Finance PLC
2.950%, due 07/21/20[1]	USD	3,900,000	4,019,157
Lloyds TSB Bank PLC
6.500%, due 03/24/20[2]	EUR	1,400,000	1,890,192
Penarth Master Issuer PLC
0.836%, due 05/18/19[1,4]	USD	3,300,000	3,286,661
Santander UK Group Holdings PLC
3.125%, due 01/08/21	USD	1,300,000	1,308,484
Silverstone Master Issuer PLC
0.958%, due 01/21/70[1,4]	GBP	1,400,000	2,035,123
5.063%, due 01/21/55[2,4]	GBP	1,400,000	2,084,333
Taurus 2013 GMF1 PLC, Class A
0.855%, due 05/21/24[2,4]	EUR	1,867,578	2,157,717
United Kingdom Gilt
3.250%, due 01/22/44[2]	GBP	4,600,000	7,857,408
4.500%, due 09/07/34[2]	GBP	5,200,000	10,206,312

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
United Kingdom—(concluded)
United Kingdom Treasury Bonds
4.250%, due 12/07/55[2]	GBP	1,970,000	4,398,295
			53,445,601
United States—26.43%
ABB Treasury Center USA, Inc.
2.500%, due 06/15/16[1]	USD	2,350,000	2,354,404
Activision Blizzard, Inc.
5.625%, due 09/15/21[1]	USD	1,350,000	1,420,875
AES Corp.
3.635%, due 06/01/19[4]	USD	1,450,000	1,422,813
American Express Credit Corp.
2.375%, due 03/24/17	USD	7,400,000	7,490,480
American International Group, Inc.
4.875%, due 06/01/22	USD	1,150,000	1,261,880
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	USD	7,950,000	8,168,124
AT&T, Inc.
1.300%, due 09/05/23	EUR	550,000	634,468
2.400%, due 03/15/24	EUR	900,000	1,104,413
2.500%, due 03/15/23	EUR	1,300,000	1,616,133
3.800%, due 03/15/22	USD	750,000	794,648
Bank of America Corp.
2.000%, due 01/11/18	USD	3,850,000	3,867,964
Bank of America NA
2.050%, due 12/07/18	USD	500,000	505,099
BMW US Capital LLC
2.000%, due 04/11/21[1]	USD	1,900,000	1,907,942
Branch Banking & Trust Co.
3.800%, due 10/30/26	USD	1,600,000	1,709,859
Capital One NA/Mclean VA
1.500%, due 09/05/17	USD	1,800,000	1,795,599
CCO Safari II LLC
3.579%, due 07/23/20[1]	USD	1,150,000	1,194,278
Celgene Corp.
2.875%, due 08/15/20	USD	2,800,000	2,901,839
Cemex Finance LLC
5.250%, due 04/01/21[2]	EUR	1,200,000	1,416,107
Chubb INA Holdings, Inc.
2.875%, due 11/03/22	USD	950,000	983,976
Cigna Corp.
3.250%, due 04/15/25[3]	USD	2,850,000	2,855,552

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
United States—(continued)
Citigroup Commercial Mortgage Trust 2014-388G, Class A
1.183%, due 06/15/33[1,4]	USD	2,350,000	2,348,542
Citigroup, Inc.
2.050%, due 12/07/18	USD	3,000,000	3,016,572
2.150%, due 07/30/18	USD	1,050,000	1,057,799
Comcast Corp.
3.150%, due 03/01/26	USD	3,450,000	3,602,932
Commercial Mortgage Pass-Through Certificates, Series 2012-9W57, Class A
2.365%, due 02/10/29[1]	USD	1,250,000	1,258,293
Constellation Energy Group, Inc.
5.150%, due 12/01/20	USD	2,600,000	2,908,147
CVS Health Corp.
2.800%, due 07/20/20	USD	2,700,000	2,803,672
Daimler Finance North America LLC
1.125%, due 03/10/17[1]	USD	2,850,000	2,851,288
DB Master Finance LLC, Series 2015-1A, Class A2I
3.262%, due 02/20/45[1]	USD	3,564,000	3,518,737
Duke Energy Corp.
2.100%, due 06/15/18	USD	550,000	555,517
3.050%, due 08/15/22	USD	1,150,000	1,181,005
Ford Credit Auto Owner Trust, Series 2014-2, Class A
2.310%, due 04/15/26[1]	USD	3,750,000	3,801,428
Ford Motor Credit Co. LLC
1.684%, due 09/08/17	USD	2,850,000	2,855,709
2.943%, due 01/08/19	USD	800,000	819,468
General Motors Financial Co., Inc.
4.200%, due 03/01/21	USD	1,100,000	1,159,105
GRACE 2014-GRCE Mortgage Trust, Class A
3.369%, due 06/10/28[1]	USD	2,550,000	2,699,409
Halliburton Co.
2.700%, due 11/15/20	USD	900,000	912,032
Hilton USA Trust, Series 2013-HLT
2.662%, due 11/05/30[1]	USD	2,980,000	2,992,752
International Lease Finance Corp.
8.875%, due 09/01/17	USD	1,100,000	1,185,250
JPMorgan Chase & Co.
1.350%, due 02/15/17	USD	1,750,000	1,755,285
Kraft Heinz Foods Co.
3.500%, due 07/15/22[1]	USD	1,000,000	1,055,362

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(continued)
United States—(continued)
MasterCard, Inc.
1.100%, due 12/01/22	EUR	1,400,000	1,644,398
MetLife, Inc.
3.600%, due 11/13/25	USD	1,950,000	2,027,411
Morgan Stanley
5.500%, due 07/28/21	USD	2,400,000	2,726,177
Morgan Stanley Capital I Trust 2014-CPT, Class A
3.350%, due 07/13/29[1]	USD	3,850,000	4,049,730
New York Life Global Funding
1.650%, due 05/15/17[1]	USD	2,700,000	2,720,671
Newell Brands, Inc.
3.750%, due 10/01/21[1]	EUR	1,100,000	1,329,461
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.646%, due 07/15/45[1]	USD	1,348,000	1,481,318
PNC Bank NA
1.950%, due 03/04/19	USD	2,250,000	2,274,156
PPG Industries, Inc.
0.875%, due 03/13/22	EUR	2,200,000	2,539,672
PPL Capital Funding, Inc.
3.950%, due 03/15/24	USD	700,000	749,704
Reliance Holding USA, Inc.
5.400%, due 02/14/22[1]	USD	2,300,000	2,543,663
Reynolds American, Inc.
2.300%, due 06/12/18	USD	350,000	356,834
4.450%, due 06/12/25	USD	3,000,000	3,331,215
Sempra Energy
3.550%, due 06/15/24	USD	2,900,000	2,997,388
SunTrust Banks, Inc.
2.350%, due 11/01/18[3]	USD	1,900,000	1,925,133
Synchrony Financial
1.875%, due 08/15/17	USD	1,750,000	1,750,133
2.700%, due 02/03/20	USD	1,300,000	1,300,036
The Brooklyn Union Gas Co.
3.407%, due 03/10/26[1]	USD	1,400,000	1,465,941
The Coca-Cola Co.
0.014%, due 09/09/19[4]	EUR	1,200,000	1,369,183
The Goldman Sachs Group, Inc.
2.750%, due 09/15/20	USD	300,000	304,470
3.750%, due 05/22/25	USD	600,000	616,301
5.750%, due 01/24/22	USD	2,350,000	2,702,298
UnitedHealth Group, Inc.
2.700%, due 07/15/20	USD	1,450,000	1,510,820
2.750%, due 02/15/23	USD	1,500,000	1,529,145

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)

Long-term global debt securities—(concluded)
United States—(concluded)
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	3,200,000	3,998,435
Virginia Electric & Power Co.
3.150%, due 01/15/26	USD	1,650,000	1,732,927
Visa, Inc.
2.800%, due 12/14/22	USD	3,650,000	3,798,902
Wells Fargo & Co.
3.000%, due 04/22/26	USD	1,000,000	994,593
4.100%, due 06/03/26	USD	3,950,000	4,158,288
			149,673,160
Total long-term global debt securities (cost—$542,111,196)			549,527,509

Repurchase agreement—0.43%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $2,401,075 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$2,456,173); proceeds: $2,408,002 (cost—$2,408,000)		$2,408,000	2,408,000

	Number of shares

Investment of cash collateral from securities loaned—0.08%
Money market fund—0.08%
UBS Private Money Market Fund LLC[5] (cost—$481,200)	481,200	481,200
Total investments (cost—$545,000,396)[6]—97.57%		$552,416,709
Other assets in excess of liabilities—2.43%		13,769,679
Net assets—100.00%		$566,186,388

For a listing of defined portfolio acronyms, counterparty acronyms and currency type abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,323,092
Gross unrealized depreciation	(17,906,779)
Net unrealized appreciation	$7,416,313

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)

Interest rate futures buy contracts:
87	AUD	Australian Bond 10 Year Futures	June 2016	8,538,994	8,642,151	103,157
96	CAD	Canada Government Bond 10 Year Futures	June 2016	10,891,020	10,647,454	(243,566)
87	EUR	German Euro BOBL Futures	June 2016	13,084,135	13,035,197	(48,938)
136	EUR	German Euro Bund Futures	June 2016	25,300,541	25,209,063	(91,478)
46	EUR	German Euro Buxl 30 Year Futures	June 2016	8,715,709	8,610,871	(104,838)
411	EUR	German Euro Schatz Futures	June 2016	52,690,724	52,598,366	(92,358)
136	GBP	United Kingdom Long Gilt Bond Futures	June 2016	23,996,320	23,766,496	(229,824)
20	JPY	Japan Government Bond 10 Year Futures	June 2016	28,432,425	28,475,564	43,139
US Treasury futures buy contracts:
291	USD	US Treasury Note 5 Year Futures	June 2016	35,152,490	35,185,992	33,502
				206,802,358	206,171,154	(631,204)

				Proceeds($)

US Treasury futures sell contracts:
177	USD	US Long Bond Futures	June 2016	28,730,204	28,906,313	(176,109)
244	USD	US Treasury Note 2 Year Futures	June 2016	53,300,846	53,344,500	(43,654)
386	USD	US Treasury Note 10 Year Futures	June 2016	50,265,090	50,204,125	60,965
				132,296,140	132,454,938	(158,798)
						(790,002)

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation) ($)
CITI	EUR	492,000	USD	560,386	06/20/16	(3,797)
CITI	MXN	177,700,635	USD	9,841,203	06/14/16	(445,028)
CITI	RUB	766,840,000	USD	11,315,542	06/14/16	(394,895)
CITI	TWD	582,240,763	USD	17,478,671	06/14/16	(580,490)
CITI	USD	11,124,598	AUD	14,540,000	06/20/16	(90,943)
CITI	USD	12,902,762	CAD	16,991,493	06/20/16	639,621
CITI	USD	65,227,813	EUR	57,348,887	06/20/16	534,896
CITI	USD	23,652,167	GBP	16,722,488	06/20/16	785,124
CITI	USD	5,531,658	IDR	73,300,000,000	06/14/16	(10,066)
CITI	USD	1,024,119	MYR	4,280,000	06/14/16	68,047
CITI	USD	1,207,468	NZD	1,784,421	06/20/16	35,354
CITI	USD	11,652,810	RUB	831,913,000	06/14/16	1,051,358
CITI	USD	1,363,964	SGD	1,916,779	06/14/16	59,900
CITI	USD	1,282,491	TRY	3,888,000	06/14/16	91,076
CITI	USD	1,534,414	ZAR	24,670,000	06/14/16	184,376
DB	MYR	13,800,000	USD	3,543,004	06/14/16	21,533
GSI	EUR	6,825,092	CHF	7,435,938	06/20/16	(58,976)
GSI	EUR	731,368	DKK	5,443,461	06/20/16	34
GSI	EUR	1,144,141	NOK	10,856,414	06/20/16	36,014
GSI	EUR	1,726,920	USD	1,949,689	06/20/16	(30,592)
GSI	TWD	130,301,237	USD	3,912,186	06/14/16	(129,322)
GSI	USD	1,279,008	AUD	1,699,791	06/20/16	10,876
GSI	USD	23,162,465	EUR	20,359,206	06/20/16	183,699
GSI	USD	102,007,306	JPY	11,245,489,478	06/20/16	3,811,819
JPMCB	CZK	6,400,000	EUR	236,603	06/14/16	42
JPMCB	USD	2,430,827	EUR	2,145,275	06/20/16	29,188
JPMCB	USD	503,499	GBP	355,821	06/20/16	16,478
JPMCB	USD	2,732,441	RUB	187,746,000	06/14/16	134,634
MSCI	EUR	846,455	CZK	22,900,000	06/14/16	10
MSCI	EUR	688,116	PLN	3,000,000	06/14/16	(3,598)
MSCI	EUR	2,822,056	USD	3,186,711	06/20/16	(49,377)
MSCI	JPY	260,012,764	USD	2,360,000	06/20/16	(86,699)
MSCI	KRW	558,944,000	USD	451,428	06/14/16	(38,828)
MSCI	USD	1,124,528	GBP	768,874	06/20/16	(939)
MSCI	USD	2,278,583	RUB	158,840,000	06/14/16	147,068
						5,917,597

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

PACE Select Advisors Trust

PACE International Fixed Income Investments

Schedule of investments – April 30, 2016 (unaudited)

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term global debt securities	—	549,527,509	—	549,527,509
Repurchase agreement	—	2,408,000	—	2,408,000
Investment of cash collateral from securities loaned	—	481,200	—	481,200
Futures contracts	240,763	—	—	240,763
Forward foreign currency contracts	—	7,841,147	—	7,841,147
Total	240,763	560,257,856	—	560,498,619

Liabilities
Futures contracts	(1,030,765)	—	—	(1,030,765)
Forward foreign currency contracts		(1,923,550)	—	(1,923,550)
Total	(1,030,765)	(1,923,550)	—	(2,954,315)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Investments by type of issuer

	Percentage of total investments
	Long-term (%)	Short-term (%)
Government and other public issuers	47.83	—
Repurchase agreement	—	0.44
Banks and other financial institutions	35.92	—
Industrial	15.72	—
Investment of cash collateral from securities loaned	—	0.09
	97.47	0.53

Portfolio footnotes

1                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 15.10% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2016, the value of these securities amounted to 28.63% of net assets.

3                                         Security, or portion thereof, was on loan at April 30, 2016.

4                                         Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.

5                                         The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	3,074,700	33,738,773	36,332,273	481,200	1,863

6                                         Includes $467,034 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $481,200.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—96.27%
Aerospace & defense—1.42%
KLX, Inc.
5.875%, due 12/01/22[2]		270,000	271,687
Spirit AeroSystems, Inc.
5.250%, due 03/15/22		3,000,000	3,161,250
TA MFG. Ltd.
3.625%, due 04/15/23[3]	EUR	525,000	557,948
TransDigm, Inc.
6.000%, due 07/15/22		1,610,000	1,629,642
7.500%, due 07/15/21		200,000	209,100
			5,829,627
Airlines—0.78%
Air Canada
8.750%, due 04/01/20[2]		425,000	455,813
American Airlines Group, Inc.
4.625%, due 03/01/20[2]		2,250,000	2,210,625
US Airways Pass Through Trust 2012-1, Class B
8.000%, due 10/01/19		476,734	525,599
			3,192,037
Auto & truck—0.73%
Accuride Corp.
9.500%, due 08/01/18		150,000	127,875
Autodis SA
6.500%, due 02/01/19[3]	EUR	562,500	666,299
GIE PSA Tresorerie
6.000%, due 09/19/33	EUR	850,000	1,149,395
Navistar International Corp.
8.250%, due 11/01/21[4]		537,000	383,955
Samvardhana Motherson Automotive Systems Group BV
4.125%, due 07/15/21[3]	EUR	600,000	676,844
			3,004,368
Automotive parts—0.32%
MPG Holdco I, Inc.
7.375%, due 10/15/22[4]		1,305,000	1,305,000

Banking-non-US—2.87%
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[3,5,6]	EUR	1,000,000	1,053,446
Banco do Brasil SA
3.875%, due 10/10/22		300,000	264,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Banking-non-US—(concluded)
5.875%, due 01/26/22[2]		450,000	418,500
Banco Nacional de Costa Rica
5.875%, due 04/25/21[2]		300,000	300,900
Bankia SA
4.000%, due 05/22/24[3,5]	EUR	500,000	554,980
Credit Suisse AG
5.750%, due 09/18/25[3,5]	EUR	625,000	766,527
HBOS Capital Funding LP
6.461%, due 11/30/18[3,5,6]	GBP	450,000	675,600
ICICI Bank Ltd.
6.375%, due 04/30/22[3,5]		1,300,000	1,328,702
Royal Bank of Scotland Group PLC
3.625%, due 03/25/24[3,5]	EUR	400,000	448,145
7.092%, due 09/29/17[3,5,6]	EUR	600,000	680,160
7.500%, due 08/10/20[5,6]		400,000	373,000
8.000%, due 08/10/25[5,6]		200,000	191,687
Royal Capital BV
5.500%, due 05/05/21[3,5,6]		500,000	496,829
Sberbank of Russia Via SB Capital SA
5.125%, due 10/29/22[3]		1,500,000	1,500,000
Sumitomo Mitsui Financial Group, Inc.
2.934%, due 03/09/21		200,000	204,215
Turkiye Vakiflar Bankasi TAO
6.000%, due 11/01/22[3]		700,000	698,635
UniCredit International Bank Luxembourg SA
8.125%, due 12/10/19[3,5,6]	EUR	700,000	874,339
Yapi ve Kredi Bankasi AS
5.500%, due 12/06/22[3,4]		1,000,000	986,302
			11,816,717
Banking-US—0.99%
JPMorgan Chase & Co.
6.125%, due 04/30/24[4,5,6]		900,000	923,760
6.750%, due 02/01/24[4,5,6]		1,200,000	1,327,620
The Goldman Sachs Group, Inc.
5.375%, due 05/10/20[4,5,6]		375,000	361,875
Wells Fargo & Co.
5.900%, due 06/15/24[5,6]		1,430,000	1,463,962
			4,077,217
Building & construction—1.76%
Beazer Homes USA, Inc.
5.750%, due 06/15/19[4]		950,000	881,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Building & construction—(concluded)
K. Hovnanian Enterprises, Inc.
7.250%, due 10/15/20[2]		1,240,000	1,107,295
KB Home
7.500%, due 09/15/22		1,340,000	1,368,006
Lennar Corp.
4.875%, due 12/15/23		200,000	202,500
Meritage Homes Corp.
6.000%, due 06/01/25		1,165,000	1,188,300
Shea Homes LP/Shea Homes Funding Corp.
6.125%, due 04/01/25[2]		2,225,000	2,241,688
Toll Brothers Finance Corp.
4.875%, due 11/15/25		100,000	100,750
William Lyon Homes, Inc.
7.000%, due 08/15/22		175,000	170,625
			7,260,289
Building products—1.88%
Associated Materials LLC
9.125%, due 11/01/17		535,000	438,700
BMBG Bond Finance SCA
4.751%, due 10/15/20[3,5]	EUR	932,000	1,068,786
Builders FirstSource, Inc.
10.750%, due 08/15/23[2]		1,550,000	1,635,250
Building Materials Holding Corp.
9.000%, due 09/15/18[2]		675,000	708,750
Cemex SAB de CV
4.375%, due 03/05/23[3]	EUR	650,000	727,536
7.750%, due 04/16/26[2]		800,000	854,000
CPG Merger Sub LLC
8.000%, due 10/01/21[2]		125,000	118,125
Nortek, Inc.
8.500%, due 04/15/21		675,000	702,000
Standard Industries, Inc.
5.125%, due 02/15/21[2]		225,000	234,000
5.375%, due 11/15/24[2]		25,000	26,062
5.500%, due 02/15/23[2]		175,000	183,094
Summit Materials LLC/Summit Materials Finance Corp.
8.500%, due 04/15/22[2]		75,000	79,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Building products—(concluded)
Wienerberger AG
6.500%, due 02/09/21[5,6]	EUR	800,000	953,140
			7,728,943
Building products-cement—0.65%
HeidelbergCement Finance BV
7.500%, due 04/03/20[3]	EUR	395,000	563,107
New Enterprise Stone & Lime Co., Inc.
11.000%, due 09/01/18		150,000	134,625
Union Andina de Cementos SAA
5.875%, due 10/30/21[3]		900,000	919,125
West China Cement Ltd.
6.500%, due 09/11/19[3]		1,000,000	1,050,000
			2,666,857
Cable—3.46%
Cablevision Systems Corp.
5.875%, due 09/15/22		100,000	87,000
8.625%, due 09/15/17		350,000	371,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.750%, due 09/01/23		675,000	709,594
CCOH Safari LLC
5.750%, due 02/15/26[2]		650,000	671,125
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, due 12/15/21[2]		50,000	47,125
6.375%, due 09/15/20[2,4]		1,200,000	1,231,500
Dish DBS Corp.
5.875%, due 07/15/22		730,000	709,925
5.875%, due 11/15/24[4]		150,000	140,813
6.750%, due 06/01/21		860,000	885,981
Midcontinent Communications & Midcontinent Finance Corp.
6.875%, due 08/15/23[2]		425,000	440,937
Numericable-SFR SA
5.625%, due 05/15/24[3]	EUR	1,150,000	1,368,901
6.000%, due 05/15/22[2,4]		3,000,000	3,003,900
7.375%, due 05/01/26[2]		1,000,000	1,015,000
Unitymedia GmbH
6.125%, due 01/15/25[2,4]		400,000	412,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.000%, due 01/15/25[3]	EUR	600,000	710,142
4.625%, due 02/15/26[3]	EUR	1,000,000	1,199,440
5.500%, due 01/15/23[2,4]		400,000	414,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Cable—(concluded)
5.625%, due 04/15/23[3]	EUR	680,000	838,978
			14,257,861
Car rental—0.53%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.125%, due 06/01/22[2,4]		1,600,000	1,517,000
CAR, Inc.
6.000%, due 02/11/21[3]		200,000	201,233
Flexi-Van Leasing, Inc.
7.875%, due 08/15/18[2]		100,000	101,000
Loxam SAS
3.500%, due 05/03/23[2]	EUR	300,000	344,752
			2,163,985
Chemicals—3.40%
A Schulman, Inc.
6.875%, due 06/01/23[2]		250,000	250,625
Blue Cube Spinco, Inc.
10.000%, due 10/15/25[2]		475,000	547,437
Braskem Finance Ltd.
5.375%, due 05/02/22[3]		1,400,000	1,316,000
Consolidated Energy Finance SA
6.750%, due 10/15/19[2,4]		400,000	378,000
Hexion, Inc.
6.625%, due 04/15/20		250,000	209,375
8.875%, due 02/01/18		125,000	97,188
10.000%, due 04/15/20		25,000	23,125
Huntsman International LLC
4.250%, due 04/01/25	EUR	300,000	321,187
5.125%, due 04/15/21	EUR	1,150,000	1,355,680
5.125%, due 11/15/22[4]		2,200,000	2,211,000
INEOS Group Holdings SA
5.875%, due 02/15/19[2,4]		200,000	203,000
6.125%, due 08/15/18[2]		200,000	202,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.
10.500%, due 04/15/23[2]		125,000	125,000
Perstorp Holding AB
11.000%, due 08/15/17[2]		1,750,000	1,688,750
Platform Specialty Products Corp.
6.500%, due 02/01/22[2,4]		100,000	88,000
10.375%, due 05/01/21[2]		550,000	548,625

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Chemicals—(concluded)
PQ Corp.
6.750%, due 11/15/22[2]		75,000	77,250
PSPC Escrow Corp.
6.000%, due 02/01/23[3]	EUR	825,000	831,307
SPCM SA
6.000%, due 01/15/22[2]		1,720,000	1,754,400
The Chemours Co.
6.125%, due 05/15/23[3]	EUR	500,000	506,685
7.000%, due 05/15/25[2]		425,000	368,687
TPC Group, Inc.
8.750%, due 12/15/20[2]		775,000	569,625
Yingde Gases Investment Ltd.
8.125%, due 04/22/18[3]		400,000	311,000
			13,984,446
Coal—0.02%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%, due 03/15/24		225,000	77,625

Commercial services—2.66%
AA Bond Co. Ltd.
5.500%, due 07/31/22[3]	GBP	1,150,000	1,621,512
Acosta, Inc.
7.750%, due 10/01/22[2]		525,000	488,250
Advanced Disposal Services, Inc.
8.250%, due 10/01/20		200,000	208,250
Aircastle Ltd.
5.000%, due 04/01/23[4]		100,000	101,816
5.125%, due 03/15/21		500,000	528,750
Ancestry.com Holdings LLC
9.625%, due 10/15/18[2,7]		800,000	817,000
Ashtead Capital, Inc.
5.625%, due 10/01/24[2]		400,000	416,000
CEB, Inc.
5.625%, due 06/15/23[2]		275,000	275,688
GFL Environmental, Inc.
9.875%, due 02/01/21[2]		25,000	26,375
Harland Clarke Holdings Corp.
6.875%, due 03/01/20[2]		250,000	227,500
9.250%, due 03/01/21[2]		1,025,000	848,188
Iron Mountain Europe PLC
6.125%, due 09/15/22[3]	GBP	1,242,000	1,851,044

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Commercial services—(concluded)
Iron Mountain, Inc.
5.750%, due 08/15/24		1,465,000	1,505,287
Live Nation Entertainment, Inc.
5.375%, due 06/15/22[2,4]		425,000	438,813
Manutencoop Facility Management SpA
8.500%, due 08/01/20[3]	EUR	1,000,000	931,498
MDC Partners, Inc.
6.500%, due 05/01/24[2]		250,000	259,375
Waste Italia SpA
10.500%, due 11/15/19[3]	EUR	1,425,000	407,924
			10,953,270
Computer software & services—1.74%
Blue Coat Holdings, Inc.
8.375%, due 06/01/23[2,4]		350,000	368,375
BMC Software Finance, Inc.
8.125%, due 07/15/21[2]		450,000	333,000
Change Healthcare Holdings, Inc.
6.000%, due 02/15/21[2]		375,000	377,812
Diebold, Inc.
8.500%, due 04/15/24[2]		100,000	101,250
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, due 05/01/21[2,7]		700,000	589,750
Infor US, Inc.
5.750%, due 05/15/22	EUR	500,000	492,372
6.500%, due 05/15/22		325,000	299,978
InterXion Holding NV
6.000%, due 07/15/20[2]	EUR	475,000	572,590
NCR Corp.
6.375%, due 12/15/23		780,000	811,200
Oberthur Technologies Holding SAS
9.250%, due 04/30/20[3]	EUR	744,000	903,033
Solera LLC/Solera Finance, Inc.
10.500%, due 03/01/24[2]		350,000	366,625
Southern Graphics, Inc.
8.375%, due 10/15/20[2]		200,000	196,500
Western Digital Corp.
7.375%, due 04/01/23[2]		425,000	428,187

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Computer software & services—(concluded)
10.500%, due 04/01/24[2]		1,350,000	1,312,875
			7,153,547
Consumer products—1.33%
Albea Beauty Holdings SA
8.375%, due 11/01/19[2]		1,800,000	1,890,000
Central Garden & Pet Co.
6.125%, due 11/15/23		275,000	288,750
Cosan Luxembourg SA
5.000%, due 03/14/23[3]		500,000	447,500
5.000%, due 03/14/23[2]		200,000	180,250
Icon Health & Fitness, Inc.
11.875%, due 10/15/16[2]		550,000	532,125
Ontex Group NV
4.750%, due 11/15/21[3]	EUR	300,000	365,294
Prestige Brands, Inc.
5.375%, due 12/15/21[2]		200,000	204,500
TRI Pointe Holdings, Inc.
5.875%, due 06/15/24		1,575,000	1,582,875
			5,491,294
Consumer products—0.36%
Newell Brands, Inc.
3.750%, due 10/01/21[2]	EUR	850,000	1,027,311
Prestige Brands, Inc.
6.375%, due 03/01/24[2]		225,000	236,250
Tempur Sealy International, Inc.
5.625%, due 10/15/23[4]		200,000	208,000
			1,471,561
Containers & packaging—3.70%
Ardagh Finance Holdings SA
8.375%, due 06/15/19[3,7]	EUR	599,078	711,356
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.750%, due 01/31/21[2]		3,050,000	3,057,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
3.876%, due 05/15/21[2,5]		200,000	199,000
4.125%, due 05/15/23	EUR	675,000	772,909
4.625%, due 05/15/23[2]		400,000	400,000
6.750%, due 05/15/24	EUR	900,000	1,030,545
7.000%, due 11/15/20[2]		290,294	274,328
7.250%, due 05/15/24[2]		600,000	600,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Containers & packaging—(concluded)
Ball Corp.
4.375%, due 12/15/20[4]		350,000	364,000
4.375%, due 12/15/23	EUR	400,000	498,097
Crown European Holdings SA
4.000%, due 07/15/22[3]	EUR	500,000	615,465
Horizon Holdings I SASU
7.250%, due 08/01/23[3]	EUR	175,000	213,659
Horizon Holdings III SASU
5.125%, due 08/01/22[3]	EUR	1,250,000	1,506,457
OI European Group BV
4.875%, due 03/31/21[3]	EUR	850,000	1,077,922
Owens-Brockway Glass Container, Inc.
5.375%, due 01/15/25[2]		225,000	230,344
6.375%, due 08/15/25[2,4]		575,000	619,562
ProGroup AG
5.125%, due 05/01/22[3]	EUR	800,000	973,311
5.125%, due 05/01/22	EUR	100,000	121,664
Sealed Air Corp.
4.500%, due 09/15/23[3]	EUR	925,000	1,132,233
5.250%, due 04/01/23[2]		425,000	449,438
SIG Combibloc Holdings SCA
7.750%, due 02/15/23[3]	EUR	300,000	368,420
			15,216,335
Diversified financial services—4.26%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.625%, due 10/30/20[4]		600,000	626,250
Alliance Automotive Finance PLC
6.250%, due 12/01/21[3]	EUR	350,000	429,206
Alliance Data Systems Corp.
5.250%, due 11/15/23[3]	EUR	1,300,000	1,417,900
5.375%, due 08/01/22[2]		200,000	192,500
Ally Financial, Inc.
3.250%, due 02/13/18		75,000	75,000
3.250%, due 11/05/18		1,000,000	997,500
5.750%, due 11/20/25		75,000	75,938
8.000%, due 12/31/18		425,000	464,844
8.000%, due 11/01/31		285,000	343,425
8.000%, due 11/01/31		1,117,000	1,337,607
Arrow Global Finance PLC
4.750%, due 05/01/23[5]	EUR	100,000	115,423
Bank of America Corp.
6.250%, due 09/05/24[5,6]		1,350,000	1,355,062
6.300%, due 03/10/26[5,6]		175,000	183,313
8.000%, due 01/30/18[5,6]		345,000	336,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Diversified financial services—(concluded)
Barclays PLC
8.000%, due 12/15/20[5,6]	EUR	900,000	1,027,969
8.250%, due 12/15/18[5,6]		1,300,000	1,303,294
Boats Investments Netherlands BV
11.000%, due 03/31/17[3,7]	EUR	502,894	129,564
Citigroup, Inc.
5.900%, due 02/15/23[4,5,6]		925,000	922,687
5.950%, due 08/15/20[4,5,6]		175,000	169,313
5.950%, due 01/30/23[4,5,6]		175,000	172,813
6.250%, due 08/15/26[5,6]		150,000	154,313
First Data Corp.
7.000%, due 12/01/23[2]		425,000	436,687
Garfunkelux Holdco 3 SA
8.500%, due 11/01/22[3]	GBP	625,000	908,653
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.375%, due 04/01/20[2]		400,000	369,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.375%, due 10/01/17		300,000	300,750
Lehman Brothers Holdings, Inc.
5.375%, due 10/17/12[8]	EUR	4,000,000	408,554
Lincoln Finance Ltd.
6.875%, due 04/15/21[2]	EUR	500,000	613,318
LKQ Italia Bondco SpA
3.875%, due 04/01/24[2]	EUR	475,000	566,335
National Financial Partners Corp.
9.000%, due 07/15/21[2]		900,000	895,500
Worldpay Finance PLC
3.750%, due 11/15/22[3]	EUR	1,000,000	1,199,440
			17,528,533
Electric utilities—0.70%
Dynegy, Inc.
7.375%, due 11/01/22		1,325,000	1,308,437
7.625%, due 11/01/24		475,000	464,313
NRG Energy, Inc.
7.875%, due 05/15/21		200,000	207,920
8.250%, due 09/01/20		865,000	895,275
			2,875,945
Electric-generation—0.57%
Calpine Corp.
5.375%, due 01/15/23[4]		400,000	403,500
7.875%, due 01/15/23[2]		75,000	80,063

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Electric-generation—(concluded)
GenOn Energy, Inc.
7.875%, due 06/15/17		200,000	173,000
Senvion Holding GmbH
6.625%, due 11/15/20[3]	EUR	800,000	966,514
SK E&S Co. Ltd.
4.875%, due 11/26/19[3,5,6]		200,000	194,000
Tenaska Alabama Partners LP
7.000%, due 06/30/21[2]		131,485	132,800
TerraForm Power Operating LLC
9.750%, due 08/15/22[2,4]		450,000	398,812
			2,348,689
Electric-integrated—0.46%
Eskom Holdings SOC Ltd.
5.750%, due 01/26/21[3,4]		500,000	471,992
Hrvatska Elektroprivreda
5.875%, due 10/23/22[2]		800,000	826,219
Perusahaan Listrik Negara PT
5.500%, due 11/22/21[3]		500,000	537,500
The ADT Corp.
6.250%, due 10/15/21		50,000	51,750
			1,887,461
Electronics—1.24%
Advanced Micro Devices, Inc.
7.000%, due 07/01/24		225,000	167,063
Allegion PLC
5.875%, due 09/15/23		350,000	371,000
Freescale Semiconductor, Inc.
5.000%, due 05/15/21[2]		1,875,000	1,946,437
Micron Technology, Inc.
5.250%, due 08/01/23[2]		175,000	141,402
5.250%, due 01/15/24[2]		2,475,000	1,986,187
7.500%, due 09/15/23[2,4]		25,000	25,875
Microsemi Corp.
9.125%, due 04/15/23[2]		125,000	137,813
Qorvo, Inc.
6.750%, due 12/01/23[2]		100,000	102,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Electronics—(concluded)
7.000%, due 12/01/25[2]		225,000	230,625
			5,109,152
Energy—0.35%
Ence Energia y Celulosa SA
5.375%, due 11/01/22[3]	EUR	1,200,000	1,445,447

Energy-exploration & production—0.58%
Antero Resources Corp.
5.125%, due 12/01/22		150,000	144,000
5.375%, due 11/01/21		300,000	290,250
5.625%, due 06/01/23		125,000	121,250
6.000%, due 12/01/20		375,000	375,821
Chaparral Energy, Inc.
7.625%, due 11/15/22		125,000	37,500
8.250%, due 09/01/21[8]		125,000	37,500
9.875%, due 10/01/20		100,000	30,000
Continental Resources, Inc.
4.500%, due 04/15/23		200,000	178,626
5.000%, due 09/15/22[4]		600,000	556,500
7.125%, due 04/01/21		250,000	253,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.000%, due 06/01/20[4]		200,000	91,000
10.750%, due 10/01/20		850,000	23,375
Range Resources Corp.
5.750%, due 06/01/21		275,000	265,375
			2,404,947
Finance-captive automotive—2.78%
Ausdrill Finance Pty Ltd.
6.875%, due 11/01/19[2]		880,000	750,200
Cabot Financial Luxembourg II SA
5.875%, due 11/15/21[3,5]	EUR	550,000	620,331
Cabot Financial Luxembourg SA
6.500%, due 04/01/21[3]	GBP	700,000	961,437
Communications Sales & Leasing, Inc./CSL Capital LLC
8.250%, due 10/15/23		350,000	331,625
Credit Agricole SA
6.500%, due 06/23/21[3,5,6]	EUR	800,000	893,139
HRG Group, Inc.
7.750%, due 01/15/22		395,000	395,000
HT1 Funding GmbH
6.352%, due 06/30/17[5,6]	EUR	800,000	922,911

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Finance-captive automotive—(concluded)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, due 02/01/22[4]		485,000	462,569
6.000%, due 08/01/20		3,130,000	3,122,175
iStar, Inc.
6.500%, due 07/01/21		50,000	49,250
Lock AS
7.000%, due 08/15/21[3]	EUR	750,000	910,573
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.875%, due 10/01/22[2]		300,000	284,250
NWH Escrow Corp.
7.500%, due 08/01/21[2]		250,000	191,250
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.250%, due 05/15/23[2]		350,000	363,125
Radian Group, Inc.
7.000%, due 03/15/21		275,000	293,219
Schaeffler Holding Finance BV
5.750%, due 11/15/21[3,7]	EUR	575,000	704,189
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
6.750%, due 05/01/22[2,4]		200,000	207,000
			11,462,243
Finance-noncaptive consumer—0.24%
CIT Group, Inc.
5.000%, due 08/15/22		940,000	984,650
Finance-other—1.54%
Eco-Bat Finance PLC
7.750%, due 02/15/17[3]	EUR	1,000,000	1,122,149
Navient LLC
8.000%, due 03/25/20[4]		2,000,000	2,080,000
8.450%, due 06/15/18		600,000	642,000
Springleaf Finance Corp.
5.250%, due 12/15/19		545,000	517,069
6.000%, due 06/01/20		2,050,000	1,962,875
			6,324,093
Financial services—1.35%
Banco de Bogota SA
5.375%, due 02/19/23[2,4]		1,000,000	1,002,200
Cemex Finance LLC
6.000%, due 04/01/24[2,4]		1,200,000	1,195,500
6.000%, due 04/01/24[3]		300,000	298,875

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Financial services—(concluded)
Intesa Sanpaolo SpA
8.047%, due 06/20/18[5,6]	EUR	950,000	1,180,261
Milacron LLC/Mcron Finance Corp.
7.750%, due 02/15/21[2]		865,000	868,244
Monitchem HoldCo 2 SA
6.875%, due 06/15/22[3]	EUR	500,000	522,429
VTB Bank OJSC Via VTB Capital SA
6.950%, due 10/17/22[3]		500,000	497,450
			5,564,959
Food products—1.52%
Alphabet Holding Co., Inc.
7.750%, due 11/01/17[7]		100,000	101,200
Constellation Brands, Inc.
4.750%, due 12/01/25		100,000	106,125
7.250%, due 05/15/17		425,000	447,844
Cott Beverages, Inc.
6.750%, due 01/01/20		125,000	130,938
JBS USA LLC/JBS USA Finance, Inc.
8.250%, due 02/01/20[2,4]		1,210,000	1,261,425
Marfrig Holdings Europe BV
6.875%, due 06/24/19[3]		900,000	891,000
Minerva Luxembourg SA
7.750%, due 01/31/23[3]		850,000	859,562
7.750%, due 01/31/23[2]		300,000	303,375
Moy Park Bondco PLC
6.250%, due 05/29/21[3]	GBP	1,225,000	1,857,031
TreeHouse Foods, Inc.
6.000%, due 02/15/24[2]		275,000	292,531
			6,251,031
Food-wholesale—0.81%
Aramark Services, Inc.
5.125%, due 01/15/24		150,000	158,625
Iceland Bondco PLC
6.250%, due 07/15/21[3]	GBP	400,000	519,001
Labeyrie Fine Foods SAS
5.625%, due 03/15/21[3]	EUR	200,000	241,033
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.875%, due 01/15/24[2]		150,000	158,625
Post Holdings, Inc.
6.750%, due 12/01/21[2]		1,050,000	1,100,536

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Food-wholesale—(concluded)
7.750%, due 03/15/24[2,4]		400,000	435,000
US Foods, Inc.
8.500%, due 06/30/19[4]		700,000	718,375
			3,331,195
Gaming—3.52%
Boyd Gaming Corp.
6.375%, due 04/01/26[2]		675,000	690,188
6.875%, due 05/15/23		1,600,000	1,660,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, due 06/01/24		100,000	104,375
Churchill Downs, Inc.
5.375%, due 12/15/21		350,000	359,625
5.375%, due 12/15/21[2]		350,000	359,625
Cirsa Funding Luxembourg SA
5.750%, due 05/15/21	EUR	200,000	233,041
5.875%, due 05/15/23[3]	EUR	925,000	1,068,386
Isle of Capri Casinos, Inc.
8.875%, due 06/15/20		3,295,000	3,463,869
MGM Resorts International
6.750%, due 10/01/20		2,683,000	2,864,102
7.750%, due 03/15/22[4]		740,000	826,950
Penn National Gaming, Inc.
5.875%, due 11/01/21[4]		125,000	127,813
Regal Entertainment Group
5.750%, due 03/15/22		500,000	520,625
Safari Holding Verwaltungs GmbH
8.250%, due 02/15/21[3]	EUR	1,500,000	1,802,080
Scientific Games International, Inc.
10.000%, due 12/01/22		490,000	404,985
			14,485,664
Health care equipment & supplies—0.05%
Crimson Merger Sub, Inc.
6.625%, due 05/15/22[2]		250,000	209,375

Health care providers & services—7.15%
Alere, Inc.
6.375%, due 07/01/23[2]		370,000	376,475
6.500%, due 06/15/20		675,000	666,562
Almirall SA
4.625%, due 04/01/21[3]	EUR	500,000	599,719
Amsurg Corp.
5.625%, due 07/15/22		175,000	179,594

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Health care providers & services—(continued)
Capsugel SA
7.000%, due 05/15/19[2,7]		203,000	204,523
CHS/Community Health Systems, Inc.
6.875%, due 02/01/22[4]		2,500,000	2,273,437
7.125%, due 07/15/20[4]		425,000	410,125
Concordia Healthcare Corp.
7.000%, due 04/15/23[2]		350,000	324,625
9.500%, due 10/21/22[2,4]		450,000	456,469
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%, due 06/15/21[2]		500,000	437,500
Endo Finance LLC
5.750%, due 01/15/22[2]		200,000	194,000
Endo Finance LLC/Endo Finco, Inc.
5.875%, due 01/15/23[2]		150,000	143,625
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[2,4]		700,000	680,750
6.000%, due 02/01/25[2]		400,000	382,000
Halyard Health, Inc.
6.250%, due 10/15/22		500,000	507,500
HCA, Inc.
5.000%, due 03/15/24		3,120,000	3,229,200
7.500%, due 02/15/22		2,750,000	3,114,375
HealthSouth Corp.
5.750%, due 11/01/24		900,000	929,250
Hill-Rom Holdings, Inc.
5.750%, due 09/01/23[2]		150,000	155,250
Holding Medi-Partenaires SAS
7.000%, due 05/15/20[3]	EUR	775,000	931,119
HomeVi SAS
6.875%, due 08/15/21[3]	EUR	800,000	973,751
JLL/Delta Dutch Pledgeco BV
8.750%, due 05/01/20[2,7]		525,000	518,438
Kindred Healthcare, Inc.
8.000%, due 01/15/20		820,000	816,720
LifePoint Health, Inc.
5.500%, due 12/01/21		375,000	390,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.625%, due 10/15/23[2,4]		275,000	257,125
5.750%, due 08/01/22[2,4]		1,000,000	947,500
Multiplan, Inc.
6.625%, due 04/01/22[2,4]		1,320,000	1,378,291
Select Medical Corp.
6.375%, due 06/01/21[4]		850,000	806,437

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Health care providers & services—(concluded)
Tenet Healthcare Corp.
5.500%, due 03/01/19		1,500,000	1,500,000
Universal Hospital Services, Inc.
7.625%, due 08/15/20		475,000	443,555
Valeant Pharmaceuticals International, Inc.
4.500%, due 05/15/23[3]	EUR	1,300,000	1,183,410
5.875%, due 05/15/23[2,4]		600,000	504,375
6.125%, due 04/15/25[2]		1,330,000	1,103,900
6.375%, due 10/15/20[2]		325,000	294,531
7.000%, due 10/01/20[2,4]		300,000	276,000
7.250%, due 07/15/22[2]		300,000	264,750
7.500%, due 07/15/21[2]		1,720,000	1,573,800
			29,428,681
Hotels, restaurants & leisure—1.30%
Carlson Travel Holdings, Inc.
7.500%, due 08/15/19[2,7]		400,000	387,000
Eldorado Resorts, Inc.
7.000%, due 08/01/23		225,000	234,563
FelCor Lodging LP
6.000%, due 06/01/25		1,575,000	1,626,187
Golden Nugget Escrow, Inc.
8.500%, due 12/01/21[2]		200,000	207,500
Landry’s, Inc.
9.375%, due 05/01/20[2]		100,000	105,125
LTF Merger Sub, Inc.
8.500%, due 06/15/23[2]		1,642,000	1,613,265
NPC International, Inc./NPC Operating Co. A&B, Inc.
10.500%, due 01/15/20		300,000	313,125
TVL Finance PLC
8.500%, due 05/15/23[2]	GBP	200,000	292,230
Wynn Macau Ltd.
5.250%, due 10/15/21[2,4]		500,000	478,750
Yum! Brands, Inc.
6.250%, due 03/15/18		75,000	80,063
			5,337,808
Insurance—0.41%
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, due 07/15/19[2,7]		400,000	372,000

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Insurance—(concluded)
HUB International Ltd.
7.875%, due 10/01/21[2]		400,000	392,000
Mapfre SA
5.921%, due 07/24/37[5]	EUR	250,000	296,586
Meiji Yasuda Life Insurance co.
5.200%, due 10/20/45[3,5]		500,000	548,750
USI, Inc.
7.750%, due 01/15/21[2]		100,000	100,000
			1,709,336
International government obligations—0.15%
Greenko Dutch BV
8.000%, due 08/01/19[3]		200,000	214,000
JSW Steel Ltd.
4.750%, due 11/12/19[3]		250,000	220,300
KOC Holding AS
5.250%, due 03/15/23[2]		200,000	204,540
			638,840
Lodging—0.06%
NCL Corp. Ltd.
4.625%, due 11/15/20[2]		225,000	228,656
Machinery—0.30%
Areva SA
4.875%, due 09/23/24	EUR	950,000	934,418
Manitowoc Foodservice, Inc.
9.500%, due 02/15/24[2]		275,000	303,875
			1,238,293
Manufacturing-diversified—0.16%
RSI Home Products, Inc.
6.500%, due 03/15/23[2]		400,000	417,000
The Scotts Miracle-Gro Co.
6.000%, due 10/15/23[2]		225,000	237,938
			654,938
Media—2.57%
Carmike Cinemas, Inc.
6.000%, due 06/15/23[2]		300,000	317,250
Cinemark USA, Inc.
5.125%, due 12/15/22		125,000	129,375

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Media—(concluded)
Clear Channel Worldwide Holdings, Inc.
6.500%, due 11/15/22		278,000	279,390
7.625%, due 03/15/20		127,000	111,125
7.625%, due 03/15/20		1,423,000	1,318,950
Gray Television, Inc.
7.500%, due 10/01/20[4]		575,000	602,312
iHeartCommunications, Inc.
9.000%, due 12/15/19[4]		525,000	406,875
14.000%, due 02/01/21[7]		325,000	88,563
International Game Technology PLC
4.750%, due 02/15/23[3]	EUR	525,000	630,458
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, due 04/01/23[4]		525,000	544,687
Myriad International Holdings BV
5.500%, due 07/21/25[3]		200,000	204,408
5.500%, due 07/21/25[2]		500,000	511,020
Quebecor Media, Inc.
5.750%, due 01/15/23		450,000	465,750
RCN Telecom Services LLC/RCN Capital Corp.
8.500%, due 08/15/20[2]		315,000	318,938
Sinclair Television Group, Inc.
5.875%, due 03/15/26[2]		225,000	232,875
6.125%, due 10/01/22		142,000	151,585
Sirius XM Radio, Inc.
6.000%, due 07/15/24[2]		575,000	606,682
Time, Inc.
5.750%, due 04/15/22[2]		600,000	578,625
Townsquare Media, Inc.
6.500%, due 04/01/23[2,4]		125,000	120,938
Trader Corp.
9.875%, due 08/15/18[2]		200,000	207,500
Univision Communications, Inc.
6.750%, due 09/15/22[2]		75,000	79,500
8.500%, due 05/15/21[2]		900,000	939,375
Vougeot Bidco PLC
7.875%, due 07/15/20[3]	GBP	750,000	1,144,903
VTR Finance BV
6.875%, due 01/15/24[3]		600,000	599,250
			10,590,334
Metals—1.04%
Aleris International, Inc.
6.000%, due 06/01/20[9,10]		13,347	11,918
7.875%, due 11/01/20		2,421,000	2,148,637

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Metals—(concluded)
9.500%, due 04/01/21[2]		100,000	104,500
Cia Brasileira de Aluminio
4.750%, due 06/17/24[3]		400,000	349,500
Coeur Mining, Inc.
7.875%, due 02/01/21		225,000	199,125
Constellium NV
5.750%, due 05/15/24[2,4]		250,000	189,375
7.000%, due 01/15/23[3]	EUR	200,000	199,811
First Quantum Minerals Ltd.
6.750%, due 02/15/20[2]		75,000	62,438
7.000%, due 02/15/21[2,4]		225,000	182,250
7.250%, due 10/15/19[2]		200,000	170,000
Novelis, Inc.
8.375%, due 12/15/17		368,000	374,900
8.750%, due 12/15/20		75,000	77,438
Vedanta Resources PLC
8.250%, due 06/07/21[2]		250,000	198,174
			4,268,066
Metals & mining—1.99%
Anglo American Capital PLC
3.500%, due 03/28/22[3]	EUR	700,000	733,660
4.125%, due 04/15/21[2]		200,000	184,186
4.125%, due 09/27/22[2]		400,000	362,000
4.875%, due 05/14/25[2,4]		400,000	365,120
ArcelorMittal
3.125%, due 01/14/22[3]	EUR	525,000	575,515
7.250%, due 02/25/22[4]		100,000	105,187
8.000%, due 10/15/39		2,955,000	2,748,150
BHP Billiton Finance USA Ltd.
6.250%, due 10/19/75[3,5]		250,000	261,250
FMG Resources August 2006 Pty Ltd.
6.875%, due 04/01/22[2,4]		400,000	364,000
8.250%, due 11/01/19[2,4]		100,000	104,455
Freeport-McMoRan, Inc.
2.375%, due 03/15/18[4]		425,000	405,875
3.875%, due 03/15/23		250,000	208,750
4.550%, due 11/14/24[4]		75,000	63,094
Hecla Mining Co.
6.875%, due 05/01/21		275,000	255,750
Ovako AB
6.500%, due 06/01/19[3]	EUR	460,000	395,042
Teck Resources Ltd.
4.500%, due 01/15/21		150,000	128,625
4.750%, due 01/15/22[4]		125,000	103,750
6.000%, due 08/15/40		75,000	54,938
6.125%, due 10/01/35		375,000	277,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Metals & mining—(concluded)
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.750%, due 12/15/18[2,4]		525,000	485,625
			8,182,472
Oil & gas—9.67%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, due 11/15/22[2]		125,000	110,625
California Resources Corp.
8.000%, due 12/15/22[2]		475,000	326,563
Carrizo Oil & Gas, Inc.
6.250%, due 04/15/23[4]		525,000	505,313
Chesapeake Energy Corp.
4.875%, due 04/15/22[4]		50,000	28,000
6.250%, due 01/15/17	EUR	525,000	541,036
6.500%, due 08/15/17[4]		250,000	213,750
6.625%, due 08/15/20[4]		1,490,000	912,625
8.000%, due 12/15/22[2]		25,000	17,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.250%, due 04/01/23[2]		1,345,000	1,227,312
Denbury Resources, Inc.
5.500%, due 05/01/22		450,000	292,500
6.375%, due 08/15/21[4]		1,025,000	666,250
Drill Rigs Holdings, Inc.
6.500%, due 10/01/17[2]		100,000	62,250
Energy Transfer Equity LP
5.875%, due 01/15/24[4]		1,700,000	1,589,500
7.500%, due 10/15/20		825,000	831,187
Ensco PLC
5.200%, due 03/15/25		25,000	18,219
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, due 06/15/23[4]		400,000	223,000
9.375%, due 05/01/20[4]		710,000	462,835
Ferrellgas LP/Ferrellgas Finance Corp.
6.500%, due 05/01/21		430,000	409,575
6.750%, due 06/15/23[2]		225,000	209,813
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.500%, due 11/15/20		1,400,000	1,323,000
6.625%, due 05/01/21		650,000	613,437
6.750%, due 02/01/22		1,350,000	1,237,781
6.875%, due 02/15/23[4]		750,000	675,000
Gazprom OAO Via Gaz Capital SA
3.600%, due 02/26/21[3]	EUR	1,000,000	1,156,501
4.950%, due 07/19/22[3]		500,000	504,782
4.950%, due 02/06/28[3]		700,000	661,416

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Oil & gas—(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
7.625%, due 04/15/21[2]		525,000	535,500
Kinder Morgan, Inc.
2.250%, due 03/16/27	EUR	600,000	603,597
5.000%, due 02/15/21[2]		3,370,000	3,489,322
Laredo Petroleum, Inc.
5.625%, due 01/15/22[4]		275,000	253,000
6.250%, due 03/15/23[4]		625,000	582,812
Linn Energy LLC/Linn Energy Finance Corp.
6.250%, due 11/01/19		800,000	82,000
6.500%, due 05/15/19		275,000	30,250
6.500%, due 09/15/21		435,000	38,063
8.625%, due 04/15/20		80,000	8,000
MEG Energy Corp.
6.375%, due 01/30/23[2,4]		325,000	247,611
Memorial Resource Development Corp.
5.875%, due 07/01/22		500,000	455,000
Murphy Oil Corp.
3.700%, due 12/01/22[4]		900,000	791,339
4.000%, due 06/01/22		50,000	43,921
Newfield Exploration Co.
5.375%, due 01/01/26		150,000	148,500
5.625%, due 07/01/24		50,000	50,797
5.750%, due 01/30/22		775,000	787,594
Oasis Petroleum, Inc.
6.500%, due 11/01/21[4]		425,000	388,875
6.875%, due 03/15/22[4]		50,000	44,625
6.875%, due 01/15/23		375,000	336,563
Petrobras Global Finance BV
4.250%, due 10/02/23	EUR	525,000	466,854
4.375%, due 05/20/23		500,000	392,625
4.875%, due 03/07/18	EUR	750,000	820,598
4.875%, due 03/17/20		800,000	710,000
6.250%, due 03/17/24		665,000	577,878
7.250%, due 03/17/44[4]		1,000,000	802,160
Petroleos de Venezuela SA
6.000%, due 11/15/26[3]		850,000	286,705
8.500%, due 11/02/17[3]		333,333	195,467
9.000%, due 11/17/21[3]		1,500,000	588,900
Precision Drilling Corp.
6.500%, due 12/15/21		225,000	193,500
Regency Energy Partners LP/Regency Energy Finance Corp.
5.000%, due 10/01/22		500,000	490,405
Rice Energy, Inc.
6.250%, due 05/01/22[4]		350,000	346,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Oil & gas—(concluded)
Sanchez Energy Corp.
6.125%, due 01/15/23[4]	425,000	317,688
SandRidge Energy, Inc.
7.500%, due 03/15/21	1,800,000	108,000
Seven Generations Energy Ltd.
6.750%, due 05/01/23[2,4]	175,000	172,375
SM Energy Co.
5.000%, due 01/15/24[4]	475,000	396,625
6.125%, due 11/15/22	100,000	90,500
Southwestern Energy Co.
4.100%, due 03/15/22	150,000	122,063
7.500%, due 02/01/18	100,000	98,250
State Oil Co. of the Azerbaijan Republic
4.750%, due 03/13/23[3]	800,000	718,891
6.950%, due 03/18/30[3]	300,000	285,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.500%, due 08/15/22	575,000	465,750
7.500%, due 07/01/21	200,000	182,000
Sunoco LP/Sunoco Finance Corp.
5.500%, due 08/01/20[2]	1,000,000	1,000,000
6.250%, due 04/15/21[2]	1,050,000	1,063,125
6.375%, due 04/01/23[2]	795,000	806,428
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.125%, due 11/15/19	450,000	436,500
6.625%, due 10/01/20[2,4]	400,000	408,248
Transocean, Inc.
6.000%, due 03/15/18[4]	175,000	166,250
7.125%, due 12/15/21[4]	625,000	509,375
Whiting Petroleum Corp.
5.000%, due 03/15/19	350,000	307,125
5.750%, due 03/15/21[4]	350,000	290,500
6.250%, due 04/01/23[4]	550,000	457,875
WPX Energy, Inc.
5.250%, due 09/15/24	75,000	63,150
6.000%, due 01/15/22	250,000	225,000
7.500%, due 08/01/20	300,000	285,750
YPF SA
8.500%, due 03/23/21[2]	100,000	104,500
8.500%, due 07/28/25[3]	550,000	566,500
8.750%, due 04/04/24[3]	500,000	522,500
		39,778,949
Oil services—1.43%
Cie Generale de Geophysique-Veritas
6.500%, due 06/01/21	1,375,000	550,000
Citgo Holding, Inc.
10.750%, due 02/15/20[2]	750,000	733,125

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Oil services—(concluded)
CITGO Petroleum Corp.
6.250%, due 08/15/22[2]		2,205,000	2,149,875
Petron Corp.
7.500%, due 08/06/18[3,5,6]		1,400,000	1,470,000
Tesoro Corp.
5.375%, due 10/01/22		675,000	676,688
Williams Partners LP/ACMP Finance Corp.
4.875%, due 03/15/24[4]		325,000	294,813
			5,874,501
Packaging—1.68%
Berry Plastics Corp.
6.000%, due 10/15/22[2,4]		300,000	313,500
Reynolds Group Issuer
8.250%, due 02/15/21[4]		1,550,000	1,604,250
8.500%, due 05/15/18		1,765,000	1,767,118
9.875%, due 08/15/19		3,115,000	3,220,131
			6,904,999
Paper & forest products—0.43%
Appvion, Inc.
9.000%, due 06/01/20[2]		275,000	135,438
Fibria Overseas Finance Ltd.
5.250%, due 05/12/24[4]		800,000	797,000
Sappi Papier Holding GmbH
4.000%, due 04/01/23[2]	EUR	725,000	844,689
			1,777,127
Pipelines—1.30%
EnLink Midstream Partners LP
4.400%, due 04/01/24		300,000	259,863
5.050%, due 04/01/45		100,000	75,125
MPLX LP
5.500%, due 02/15/23[2,4]		645,000	643,134
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23		325,000	314,437
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, due 07/15/22		150,000	123,000
Sabine Pass Liquefaction LLC
5.625%, due 04/15/23		475,000	464,312
6.250%, due 03/15/22		600,000	607,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%, due 10/15/19[4]		75,000	76,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Pipelines—(concluded)
5.875%, due 10/01/20		600,000	612,000
The Williams Cos., Inc.
3.700%, due 01/15/23[4]		425,000	356,911
4.550%, due 06/24/24[4]		450,000	389,250
5.750%, due 06/24/44		850,000	663,000
7.500%, due 01/15/31		125,000	117,188
7.875%, due 09/01/21[4]		625,000	643,750
			5,345,970
Real estate investment trusts—2.40%
China SCE Property Holdings Ltd.
10.000%, due 07/02/20[3]		200,000	216,496
CIFI Holdings Group Co. Ltd.
7.750%, due 06/05/20[3]		500,000	523,742
Country Garden Holdings Co. Ltd.
7.875%, due 05/27/19[3]		300,000	319,500
DuPont Fabros Technology LP
5.625%, due 06/15/23		200,000	206,500
Equinix, Inc.
5.375%, due 04/01/23		325,000	339,625
ESH Hospitality, Inc.
5.250%, due 05/01/25[2]		600,000	591,750
Franshion Development Ltd.
6.750%, due 04/15/21[3]		500,000	564,434
Franshion Investment Ltd.
4.700%, due 10/26/17[3]		200,000	205,728
Greystar Real Estate Partners LLC
8.250%, due 12/01/22[2]		375,000	390,000
Kennedy-Wilson, Inc.
5.875%, due 04/01/24		450,000	439,875
KWG Property Holding Ltd.
8.250%, due 08/05/19[3]		250,000	264,375
13.250%, due 03/22/17[3]		1,000,000	1,076,250
Longfor Properties Co. Ltd.
6.750%, due 01/29/23[3]		500,000	532,832
MPT Operating Partnership LP/MPT Finance Corp.
4.000%, due 08/19/22	EUR	575,000	683,753
5.750%, due 10/01/20	EUR	625,000	754,481
6.375%, due 03/01/24		325,000	346,125
Realogy Group LLC/Realogy Co-Issuer Corp.
4.500%, due 04/15/19[2]		225,000	233,437
5.250%, due 12/01/21[2]		150,000	156,750
Tesco Property Finance 3 PLC
5.744%, due 04/13/40[3]	GBP	981,442	1,312,063

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Real estate investment trusts—(concluded)
The GEO Group, Inc.
6.000%, due 04/15/26		200,000	204,900
Yuzhou Properties Co. Ltd.
8.750%, due 10/04/18[3]		250,000	263,676
9.000%, due 12/08/19[3]		250,000	268,123
			9,894,415
Rental auto/equipment—0.08%
United Rentals North America, Inc.
5.875%, due 09/15/26		350,000	350,000

Retail—1.83%
1011778 BC ULC/New Red Finance, Inc.
6.000%, due 04/01/22[2,4]		75,000	77,719
99 Cents Only Stores LLC
11.000%, due 12/15/19		225,000	93,375
Asbury Automotive Group, Inc.
6.000%, due 12/15/24		100,000	103,250
Beacon Roofing Supply, Inc.
6.375%, due 10/01/23		250,000	265,625
Group 1 Automotive, Inc.
5.250%, due 12/15/23[2]		225,000	223,875
JC Penney Corp., Inc.
5.650%, due 06/01/20[4]		375,000	353,437
Nathan’s Famous, Inc.
10.000%, due 03/15/20[2]		425,000	446,250
Neiman Marcus Group Ltd. LLC
8.000%, due 10/15/21[2,4]		325,000	282,750
New Look Secured Issuer PLC
6.500%, due 07/01/22[3]	GBP	400,000	566,927
Pizzaexpress Financing 2 PLC
6.625%, due 08/01/21[3]	GBP	700,000	1,037,151
Radio Systems Corp.
8.375%, due 11/01/19[2]		300,000	312,000
Rite Aid Corp.
6.125%, due 04/01/23[2]		925,000	990,328
6.750%, due 06/15/21		175,000	184,625
rue21, Inc.
9.000%, due 10/15/21[2]		525,000	315,000
Sonic Automotive, Inc.
7.000%, due 07/15/22		300,000	316,500

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Retail—(concluded)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.500%, due 06/01/24		1,800,000	1,778,400
The Hillman Group, Inc.
6.375%, due 07/15/22[2,4]		200,000	178,500
			7,525,712
Specialty retail—0.34%
L Brands, Inc.
6.875%, due 11/01/35[4]		725,000	797,500
Sally Holdings LLC/Sally Capital, Inc.
5.625%, due 12/01/25[4]		575,000	613,813
			1,411,313
Steel—0.45%
AK Steel Corp.
7.625%, due 05/15/20[4]		56,000	47,600
8.375%, due 04/01/22[4]		275,000	217,594
Severstal OAO Via Steel Capital SA
5.900%, due 10/17/22[2]		1,500,000	1,571,250
			1,836,444
Telecom-integrated/services—0.54%
GCX Ltd.
7.000%, due 08/01/19[3]		950,000	897,740
Intelsat Luxembourg SA
8.125%, due 06/01/23		4,090,000	1,339,475
			2,237,215
Telecommunication services—4.81%
Alcatel-Lucent USA, Inc.
6.500%, due 01/15/28		350,000	365,750
Altice Financing SA
5.250%, due 02/15/23[3]	EUR	350,000	417,239
6.625%, due 02/15/23[2]		200,000	197,760
7.500%, due 05/15/26[2]		200,000	200,250
Altice Luxembourg SA
6.250%, due 02/15/25[3]	EUR	400,000	425,959
7.625%, due 02/15/25[2,4]		200,000	193,250
7.750%, due 05/15/22[2,4]		1,000,000	997,500
Altice SA
7.250%, due 05/15/22[3]	EUR	943,000	1,098,679

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Telecommunication services—(continued)
Altice US Finance II Corp.
7.750%, due 07/15/25[2,4]		200,000	203,000
Altice US Finance SA
7.750%, due 07/15/25[2]		200,000	200,000
Avaya, Inc.
10.500%, due 03/01/21[2]		150,000	30,000
Colombia Telecomunicaciones SA ESP
5.375%, due 09/27/22[2]		1,200,000	1,155,720
CommScope Technologies Finance LLC
6.000%, due 06/15/25[2]		725,000	739,500
CyrusOne LP/CyrusOne Finance Corp.
6.375%, due 11/15/22		200,000	210,500
Digicel Ltd.
6.000%, due 04/15/21[2]		500,000	457,500
6.000%, due 04/15/21[3]		500,000	457,500
6.750%, due 03/01/23[3]		500,000	450,937
EarthLink Holdings Corp.
7.375%, due 06/01/20		475,000	496,375
eircom Finance Ltd.
9.250%, due 05/15/20[3]	EUR	700,000	842,668
Neptune Finco Corp.
10.125%, due 01/15/23[2,4]		2,400,000	2,634,000
Play Finance 1 SA
6.500%, due 08/01/19[3]	EUR	550,000	655,221
Play Finance 2 SA
5.250%, due 02/01/19[3]	EUR	825,000	969,776
Play Topco SA
7.750%, due 02/28/20[3,7]	EUR	450,000	525,578
Telenet Finance VI Luxembourg SCA
4.875%, due 07/15/27[3]	EUR	600,000	696,923
UPC Holding BV
6.375%, due 09/15/22[3]	EUR	700,000	855,639
UPCB Finance IV Ltd.
4.000%, due 01/15/27[3]	EUR	825,000	923,412
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, due 02/02/21[3]		500,000	544,934
VimpelCom Holdings BV
5.950%, due 02/13/23[3]		500,000	496,500
Wind Acquisition Finance SA
4.000%, due 07/15/20[3]	EUR	525,000	586,874
7.000%, due 04/23/21[3]	EUR	1,000,000	1,050,584

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]		Value ($)

Corporate bonds—(continued)
Telecommunication services—(concluded)
7.375%, due 04/23/21[2]		800,000	710,000
			19,789,528
Telephone-integrated—2.54%
Frontier Communications Corp.
10.500%, due 09/15/22[2]		825,000	850,781
11.000%, due 09/15/25[2]		1,350,000	1,363,500
Level 3 Financing, Inc.
5.375%, due 08/15/22		325,000	332,313
5.375%, due 01/15/24[2]		500,000	510,000
5.625%, due 02/01/23		175,000	179,813
6.125%, due 01/15/21		475,000	497,562
Sprint Capital Corp.
8.750%, due 03/15/32		3,970,000	3,156,150
Telecom Italia Finance SA
7.750%, due 01/24/33	EUR	450,000	714,253
Virgin Media Finance PLC
5.750%, due 01/15/25[2]		200,000	201,500
6.000%, due 10/15/24[2]		200,000	204,000
6.375%, due 04/15/23[2]		200,000	206,000
6.375%, due 10/15/24[3]	GBP	1,050,000	1,549,551
Virgin Media Secured Finance PLC
4.875%, due 01/15/27[3]	GBP	500,000	684,914
			10,450,337
Trading companies & distributors—0.10%
Golden Legacy PTE Ltd.
9.000%, due 04/24/19[3]		400,000	404,000

Transportation services—0.96%
Global Ship Lease, Inc.
10.000%, due 04/01/19[2]		200,000	172,000
Hapag-Lloyd AG
9.750%, due 10/15/17[2]		635,000	644,525
ICTSI Treasury BV
4.625%, due 01/16/23[3]		1,000,000	1,010,000
WFS Global Holding SAS
9.500%, due 07/15/22[3]	EUR	850,000	1,056,998
12.500%, due 12/30/22[3]	EUR	350,000	410,025

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(continued)
Transportation services—(concluded)
XPO Logistics, Inc.
6.500%, due 06/15/22[2,4]	694,000	678,385
		3,971,933
Wireless telecommunication services—4.01%
CenturyLink, Inc.
5.625%, due 04/01/20	200,000	205,500
5.800%, due 03/15/22	575,000	567,812
6.750%, due 12/01/23	350,000	344,750
7.500%, due 04/01/24[4]	350,000	350,875
7.600%, due 09/15/39	1,050,000	892,500
7.650%, due 03/15/42	650,000	552,500
Comunicaciones Celulares SA
6.875%, due 02/06/24[2]	600,000	568,500
Digicel Group Ltd.
8.250%, due 09/30/20[2]	1,350,000	1,231,875
Intelsat Jackson Holdings SA
7.250%, due 04/01/19	325,000	266,500
8.000%, due 02/15/24[2,4]	75,000	77,625
Sable Intrenational Finance Ltd.
6.875%, due 08/01/22[2]	400,000	410,000
Sprint Corp.
7.875%, due 09/15/23	2,175,000	1,696,500
T-Mobile USA, Inc.
6.125%, due 01/15/22	1,250,000	1,314,850
6.375%, due 03/01/25[4]	2,435,000	2,556,750
TBG Global Pte Ltd.
4.625%, due 04/03/18[3]	500,000	505,650
5.250%, due 02/10/22[3]	500,000	491,069
ViaSat, Inc.
6.875%, due 06/15/20	1,984,000	2,048,480
Windstream Services LLC
6.375%, due 08/01/23[4]	750,000	571,875
7.500%, due 06/01/22[4]	300,000	246,000
7.750%, due 10/15/20[4]	275,000	248,735
Zayo Group LLC/Zayo Capital, Inc.
6.000%, due 04/01/23[4]	1,225,000	1,261,750

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)

Corporate bonds—(concluded)
Wireless telecommunication services—(concluded)
6.375%, due 05/15/25[2,4]	100,000	104,125
		16,514,221
Total corporate bonds (cost—$399,524,677)		396,208,451

Non-US government obligation—0.12%
Republic of Sri Lanka
6.850%, due 11/03/25[2] (cost—$500,000)	500,000	488,750

Loan assignments[5]—1.26%
Broadcast—0.51%
Ancestry.com Inc. 2015 Term Loan B
5.000%, due 08/17/22	74,625	74,550
Asurion LLC
5.000%, due 08/04/22[11]	300,000	297,804
5.000%, due 08/04/22	640,250	635,563
Hercules Offshore LLC Exit Term Loan
10.500%, due 05/06/20	1,094,813	785,529
Jaguar Holding Company II 2015 Term Loan B
4.250%, due 08/18/22	322,563	321,824
		2,115,270
Building products—0.04%
Builders FirstSource, Inc. Term Loan B
6.000%, due 07/31/22	174,598	174,380

Food products—0.02%
Pinnacle Foods Finance LLC Incremental Term Loan I
3.750%, due 01/13/23	74,813	75,136

Gaming—0.42%
Scientific Games International, Inc. 2014 Term Loan B1
6.000%, due 10/18/20	1,759,500	1,730,081

Health care providers & services—0.09%
MPH Acquisition Holdings LLC Term Loan
3.750%, due 03/31/21	386,922	384,890

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount[1]	Value ($)

Loan assignments[5]—(concluded)
Hotels, restaurants & leisure—0.05%
LTF Merger Sub, Inc. Term Loan B
4.250%, due 06/10/22	198,998	197,754

Oil Services—0.10%
Citgo Holding Inc. 2015 Term Loan B
9.500%, due 05/12/18	393,156	393,156

Real estate investment trusts—0.03%
RHP Hotel Properties, LP Term Loan B
3.500%, due 01/15/21	124,367	124,585
Total loan assignments (cost—$5,505,101)		5,195,252

	Number of shares
Common stocks—0.01%
Automobiles—0.01%
Motors Liquidation Co. GUC Trust[12] (cost—$4,423)	3,014	35,716

Preferred stock—0.07%
Transportation infrastructure—0.07%
Seaspan Corp. (cost—$284,308)	11,327	282,949

Number of warrants
Warrants*—0.38%
Automobiles—0.38%
General Motors Co., strike price $10.00, expires 07/10/16	52,571	1,142,368

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of warrants	Value ($)

Warrants*—(concluded)
Automobiles—(concluded)
General Motors Co., strike price $18.33, expires 07/10/19	30,621	425,019
Total Warrants (cost—$1,449,555)		1,567,387

Face amount ($)
Repurchase agreement—0.71%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $2,899,637 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$2,966,176); proceeds: $2,908,002. (cost—$2,908,000)	2,908,000	2,908,000

	Number of shares
Investment of cash collateral from securities loaned—12.03%
Money market fund—12.03%
UBS Private Money Market Fund LLC[13] (cost—$49,490,563)	49,490,563	49,490,563
Total investments (cost—$459,666,627)[14]—110.85%		456,177,068
Liabilities in excess of other assets—(10.85)%		(44,635,170)
Net assets—100.00%		411,541,898

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$12,933,334
Gross unrealized depreciation	(16,422,893)
Net unrealized depreciation	$(3,489,559)

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized depreciation($)
SSC	EUR	66,882,244	USD	75,693,579	05/03/16	(889,962)
SSC	EUR	67,636,541	USD	76,727,839	06/01/16	(783,944)
SSC	GBP	10,796,585	USD	15,550,289	05/03/16	(225,151)
SSC	GBP	10,555,154	USD	15,371,217	06/01/16	(52,454)
						(1,951,511)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate bonds	—	396,196,533	11,918	396,208,451
Non-US government obligation	—	488,750	—	488,750
Loan assignments	—	5,195,252	—	5,195,252
Common stocks	35,716	—	—	35,716
Preferred stock	282,949	—	—	282,949
Warrants	1,567,387	—	—	1,567,387
Repurchase agreement	—	2,908,000	—	2,908,000
Investment of cash collateral from securities loaned	—	49,490,563	—	49,490,563
Total	1,886,052	454,279,098	11,918	456,177,068

Liabilities
Forward foreign currency contracts	—	(1,951,511)	—	(1,951,511)

At April 30, 2016, there was a transfer between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016:

Corporate bonds ($)
Beginning balance	11,689
Purchases	—
Sales	—
Accrued discounts/(premiums)	(79)
Total realized gain/(loss)	—
Net change in unrealized appreciation/depreciation	308
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	11,918

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2016, was $ 309.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

Issuer breakdown by country or territory of origin

	Percentage of total investments(%)
United States	63.8
Luxembourg	6.1
France	4.1
Netherlands	2.9
United Kingdom	2.7
Venezuela	2.2
Ireland	2.1
Germany	2.0
Cayman Islands	1.9
Argentina	1.8
Canada	1.6
Bermuda	0.9
Jersey	0.9
Spain	0.9
Italy	0.7
Colombia	0.5
Sweden	0.5
Turkey	0.4
Austria	0.4
Mexico	0.3
India	0.3
Australia	0.3
Philippines	0.3
Singapore	0.3
British Virgin Islands	0.2
Brazil	0.2
Azerbaijan	0.2
Peru	0.2
Norway	0.2
Croatia	0.2
Switzerland	0.2
Japan	0.2
Indonesia	0.1
Sri Lanka	0.1
South Africa	0.1
Belgium	0.1
Costa Rica	0.1
South Korea	0.0	†
Marshall Islands	0.0	†
Total	100.0

†    Amount represents less than 0.05%

Portfolio footnotes

*                                         Non-income producing security.

1                                         In US Dollars unless otherwise indicated.

2                                         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 29.70% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PACE Select Advisors Trust

PACE High Yield Investments

Schedule of investments – April 30, 2016 (unaudited)

3                                         Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2016, the value of these securities amounted to 24.31% of net assets.

4                                         Security, or portion thereof, was on loan at April 30, 2016.

5                                         Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.

6                                         Perpetual investment. The maturity date reflects the next call date.

7                                         Payment-in-kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.

8                                         Bond interest in default.

9                                         Security is being fair valued by a valuation committee under the direction of the board of trustees.

10                                  Illiquid investment as of April 30, 2016.

11                                  Position is unsettled. Contract rate was not determined at April 30, 2016 and does not take effect until settlement.

12                                  Security exchanged on 04/21/11; position represents remaining escrow balance expected to be received upon finalization of debt restructuring.

13                                  The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	84,978,673	210,202,125	245,690,235	49,490,563	57,572

14                                  Includes $48,453,538 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $49,490,563.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—111.90%
Aerospace & defense—2.29%
General Dynamics Corp.[1]	62,608	8,797,676
Honeywell International, Inc.	22,644	2,587,530
Huntington Ingalls Industries, Inc.	20,900	3,025,693
Lockheed Martin Corp.	24,577	5,711,203
Northrop Grumman Corp.	6,450	1,330,377
Raytheon Co.[1]	58,920	7,444,542
Spirit AeroSystems Holdings, Inc., Class A*	5,950	280,543
Triumph Group, Inc.	13,900	502,902
		29,680,466
Air freight & logistics—0.64%
United Parcel Service, Inc., Class B	78,823	8,281,933

Airlines—0.91%
Delta Air Lines, Inc.[1]	211,062	8,794,954
United Continental Holdings, Inc.*	64,113	2,937,016
		11,731,970
Auto components—0.35%
Gentex Corp.[2]	80,260	1,287,370
Lear Corp.[2]	28,688	3,302,850
		4,590,220
Automobiles—1.05%
Ford Motor Co.[2]	885,471	12,006,987
General Motors Co.	49,425	1,571,715
		13,578,702
Banks—7.54%
BB&T Corp.	374,412	13,246,697
Commerce Bancshares, Inc.[2]	42,324	1,981,610
East West Bancorp, Inc.	71,022	2,662,615
Fifth Third Bancorp	248,653	4,552,836
Huntington Bancshares, Inc.	186,475	1,875,938
PacWest Bancorp[2]	8,380	335,032
People’s United Financial, Inc.[2]	101,830	1,578,365
Popular, Inc.	54,434	1,617,778
Regions Financial Corp.	891,700	8,364,146
SunTrust Banks, Inc.	32,258	1,346,449
Synovus Financial Corp.	65,580	2,043,473
TCF Financial Corp.	36,403	496,537

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Banks—(concluded)
The PNC Financial Services Group, Inc.	197,588	17,344,275
US Bancorp	280,278	11,965,068
Wells Fargo & Co.[1]	564,471	28,212,261
		97,623,080
Beverages—0.88%
Molson Coors Brewing Co., Class B	68,491	6,549,795
PepsiCo, Inc.	47,393	4,879,583
		11,429,378
Biotechnology—0.91%
Amgen, Inc.	39,635	6,274,220
Gilead Sciences, Inc.	63,113	5,567,198
		11,841,418
Building products—0.08%
Owens Corning	22,820	1,051,317

Capital markets—3.04%
BlackRock, Inc.	2,806	999,862
Franklin Resources, Inc.	263,099	9,824,116
Invesco Ltd.	21,080	653,691
Morgan Stanley	366,585	9,919,790
State Street Corp.	123,606	7,700,654
The Goldman Sachs Group, Inc.	62,773	10,301,677
		39,399,790
Chemicals—2.63%
Air Products & Chemicals, Inc.[2]	20,090	2,930,930
Ashland, Inc.[1,2]	33,320	3,718,512
Eastman Chemical Co.[2]	7,670	585,835
FMC Corp.[2]	8,892	384,668
Huntsman Corp.	83,706	1,317,532
LyondellBasell Industries N.V., Class A	28,283	2,338,156
Methanex Corp.[2]	59,688	2,086,692
PPG Industries, Inc.	31,138	3,437,324
Praxair, Inc.	82,152	9,649,574
The Dow Chemical Co.	91,649	4,821,654
The Mosaic Co.[2]	70,652	1,977,549

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Chemicals—(concluded)
The Valspar Corp.	7,682	819,593
		34,068,019
Commercial services & supplies—1.43%
Corrections Corp. of America	16,170	491,891
KAR Auction Services, Inc.	51,290	1,928,504
Republic Services, Inc.	147,451	6,940,519
Tetra Tech, Inc.	27,466	807,501
The ADT Corp.	136,089	5,713,016
Waste Management, Inc.	45,118	2,652,487
		18,533,918
Communications equipment—2.91%
Brocade Communications Systems, Inc.	393,593	3,782,429
Cisco Systems, Inc.[1]	321,960	8,850,680
Harris Corp.[2]	59,964	4,797,720
Juniper Networks, Inc.	88,489	2,070,643
Motorola Solutions, Inc.	141,724	10,656,227
QUALCOMM, Inc.[1]	149,464	7,550,921
		37,708,620
Construction & engineering— 0.10%
Chicago Bridge & Iron Co. N.V.	20,716	833,819
Fluor Corp.	7,156	391,147
		1,224,966
Consumer finance — 2.10%
Ally Financial, Inc.*	186,152	3,315,367
Capital One Financial Corp.[1]	178,384	12,913,218
Discover Financial Services[1]	144,355	8,122,856
Navient Corp.	159,091	2,174,774
OneMain Holdings, Inc.*,2	22,140	704,495
		27,230,710
Containers & packaging—1.63%
Avery Dennison Corp.	3,340	242,517
Bemis Co., Inc.	91,755	4,604,266
Berry Plastics Group, Inc.*	22,053	794,349
Crown Holdings, Inc.*	73,672	3,901,669
Graphic Packaging Holding Co.	93,593	1,242,915
International Paper Co.	75,817	3,280,602

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Containers & packaging—(concluded)
Packaging Corp. of America	14,924	968,269
Sealed Air Corp.	36,074	1,708,465
Sonoco Products Co.[2]	34,600	1,622,394
WestRock Co.	66,140	2,767,959
		21,133,405
Diversified financial services—7.50%
Bank of America Corp.[1]	1,619,040	23,573,222
Citigroup, Inc.[1]	558,739	25,858,441
CME Group, Inc.	75,926	6,978,359
Intercontinental Exchange, Inc.	10,281	2,467,749
JPMorgan Chase & Co.[1]	470,936	29,763,155
Voya Financial, Inc.	259,813	8,436,128
		97,077,054
Diversified telecommunication services—2.28%
AT&T, Inc.[1]	164,424	6,382,939
CenturyLink, Inc.[2]	44,846	1,387,984
Verizon Communications, Inc.[1]	427,316	21,767,477
		29,538,400
Electric utilities—1.26%
AES Corp.	434,441	4,848,362
American Electric Power Co., Inc.	25,587	1,624,774
Duke Energy Corp.[2]	12,988	1,023,195
Edison International	31,155	2,202,970
Entergy Corp.[2]	11,969	899,829
Exelon Corp.	39,711	1,393,459
FirstEnergy Corp.	19,450	633,876
NextEra Energy, Inc.	5,930	697,249
PG&E Corp.	13,970	813,054
The Southern Co.[2]	27,260	1,365,726
Xcel Energy, Inc.	20,825	833,625
		16,336,119
Electrical equipment—0.54%
Emerson Electric Co.	127,807	6,982,096

Electronic equipment, instruments & components—1.73%
Arrow Electronics, Inc.*	5,270	327,267
Corning, Inc.	716,911	13,384,728
Dolby Laboratories, Inc., Class A2	12,230	582,270

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
Flextronics International Ltd.*	446,761	5,428,146
Jabil Circuit, Inc.[2]	107,088	1,859,048
TE Connectivity Ltd.	12,874	765,746
		22,347,205
Energy equipment & services—1.29%
Ensco PLC Class A	91,712	1,096,876
FMC Technologies, Inc.*	42,480	1,295,215
Halliburton Co.	180,200	7,444,062
Nabors Industries Ltd.	22,961	225,018
National Oilwell Varco, Inc.[2]	59,610	2,148,344
Oceaneering International, Inc.	5,279	193,475
Rowan Cos., PLC, Class A2	57,820	1,087,594
Schlumberger Ltd.	33,160	2,664,074
Superior Energy Services, Inc.	31,497	531,040
		16,685,698
Food & staples retailing—1.65%
CVS Health Corp.	37,174	3,735,987
Wal-Mart Stores, Inc.	263,521	17,621,649
		21,357,636
Food products—0.64%
Campbell Soup Co.[2]	20,996	1,295,663
Kellogg Co.	13,630	1,046,920
Mondelez International, Inc., Class A1	58,549	2,515,265
The J.M. Smucker Co.	3,474	441,129
Tyson Foods, Inc., Class A	44,905	2,955,647
		8,254,624
Gas utilities—1.24%
AmeriGas Partners LP	112,355	4,870,589
Atmos Energy Corp.	14,992	1,087,669
National Fuel Gas Co.	140,658	7,806,519
Questar Corp.	49,055	1,229,809
UGI Corp.	25,040	1,007,610
		16,002,196
Health care equipment & supplies—0.96%
Baxter International, Inc.	167,505	7,407,071

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Medtronic PLC	9,870	781,211
St. Jude Medical, Inc.	29,549	2,251,634
Zimmer Holdings, Inc.	16,651	1,927,686
		12,367,602
Health care providers & services—4.18%
Anthem, Inc.[2]	46,411	6,533,276
Cardinal Health, Inc.	65,362	5,128,302
Cigna Corp.	52,301	7,245,781
Community Health Systems, Inc.*,2	18,944	361,452
DaVita HealthCare Partners, Inc. *	5,450	402,755
Express Scripts Holding Co.*	94,284	6,951,559
HCA Holdings, Inc.*	24,292	1,958,421
Laboratory Corp. of America Holdings*	9,195	1,152,317
McKesson Corp.	14,308	2,401,169
MEDNAX, Inc.*,2	20,550	1,465,009
Owens & Minor, Inc.	152,056	5,533,318
Patterson Cos., Inc.	19,600	849,660
Quest Diagnostics, Inc.	129,974	9,770,146
UnitedHealth Group, Inc.	33,287	4,383,232
		54,136,397
Hotels, restaurants & leisure—0.21%
Darden Restaurants, Inc.[2]	20,261	1,261,247
Six Flags Entertainment Corp.	23,983	1,440,179
		2,701,426
Household durables—0.39%
D.R. Horton, Inc.	41,951	1,261,047
Mohawk Industries, Inc.*	1,340	258,124
PulteGroup, Inc.	192,611	3,542,117
		5,061,288
Household products—1.19%
Colgate-Palmolive Co.[1]	43,500	3,085,020
Kimberly-Clark Corp.	37,380	4,679,602
The Clorox Co.[2]	12,240	1,532,815

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Household products—(concluded)
The Procter & Gamble Co.[1]	76,964	6,166,356
		15,463,793
Industrial conglomerates—0.50%
Danaher Corp.	13,440	1,300,320
General Electric Co.[1]	166,883	5,131,652
		6,431,972
Insurance—7.31%
Allied World Assurance Co. Holdings AG	155,000	5,514,900
American Financial Group, Inc.	12,484	862,769
American International Group, Inc.	132,622	7,402,960
American National Insurance Co.[2]	3,640	422,677
Aon PLC	20,049	2,107,551
Arch Capital Group Ltd.*	11,490	809,930
Aspen Insurance Holdings Ltd.	35,180	1,630,593
Assured Guaranty Ltd.[2]	63,610	1,645,591
Axis Capital Holdings Ltd.	134,881	7,185,111
Berkshire Hathaway, Inc., Class B*,1	151,643	22,061,024
Brown & Brown, Inc.[2]	22,740	798,401
Chubb Ltd.[2]	51,525	6,072,736
Cincinnati Financial Corp.[2]	11,065	730,401
CNA Financial Corp.	47,200	1,491,520
Everest Re Group Ltd.[2]	9,859	1,822,929
Genworth Financial, Inc., Class A*,2	71,950	246,789
Mercury General Corp.[2]	10,546	557,883
MetLife, Inc.	240,154	10,830,945
Old Republic International Corp.	100,310	1,854,732
ProAssurance Corp.	30,019	1,432,807
RenaissanceRe Holdings Ltd.[2]	24,876	2,758,997
The Allstate Corp.	71,852	4,673,973
The Hanover Insurance Group, Inc.[2]	19,572	1,678,495
The Hartford Financial Services Group, Inc.	11,496	510,192
The Travelers Cos., Inc.	39,898	4,384,790
Validus Holdings Ltd.	36,577	1,685,834
W.R. Berkley Corp.[2]	13,490	755,440

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Insurance—(concluded)
XL Group PLC	84,615	2,769,449
		94,699,419
Internet & catalog retail—0.05%
Liberty Interactive Corp. QVC Group, Class A*	26,099	683,794

Internet software & services—0.79%
Alphabet, Inc., Class A*	6,048	4,281,258
eBay, Inc.*	188,324	4,600,756
IAC/InterActiveCorp.	29,909	1,385,983
		10,267,997
IT services—2.05%
Alliance Data Systems Corp.*	10,227	2,079,251
Automatic Data Processing, Inc.	5,610	496,148
Computer Sciences Corp.[2]	102,460	3,394,500
CSRA, Inc.	61,478	1,595,969
DST Systems, Inc.	3,000	362,040
Fidelity National Information Services, Inc.	47,588	3,131,291
International Business Machines Corp.	20,170	2,943,610
Leidos Holdings, Inc.[2]	34,340	1,703,607
Paychex, Inc.[2]	22,656	1,180,831
Teradata Corp.*,2	11,800	298,540
The Western Union Co.	398,695	7,973,900
Xerox Corp.[2]	147,697	1,417,891
		26,577,578
Life sciences tools & services—0.04%
Thermo Fisher Scientific, Inc.	3,690	532,283

Machinery—3.10%
Allison Transmission Holdings, Inc.	44,700	1,287,807
Caterpillar, Inc.[2]	29,140	2,264,761
Dover Corp.	153,650	10,094,805
Parker-Hannifin Corp.	143,550	16,654,671
Stanley Black & Decker, Inc.	71,233	7,972,397
The Timken Co.	24,017	855,726

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Trinity Industries, Inc.	49,690	969,452
		40,099,619
Media—6.96%
CBS Corp., Class B	116,505	6,513,795
Cinemark Holdings, Inc.	213,502	7,397,844
Comcast Corp., Class A	115,551	7,020,879
DISH Network Corp., Class A*	7,360	362,774
Liberty Braves Group, Class C*	6,569	98,012
Liberty Global PLC LiLAC, Class C*,2	33,889	1,376,232
Liberty Global PLC, Series C*,2	141,387	5,174,764
Liberty Media Group, Class C*	16,423	295,614
Liberty SiriusXM Group, Class C*	65,692	2,103,458
News Corp., Class A	725,386	9,009,294
Omnicom Group, Inc.[2]	257,665	21,378,465
The Interpublic Group Cos., Inc.	254,208	5,831,532
Thomson Reuters Corp.	228,489	9,397,753
Time Warner, Inc.[1]	187,610	14,097,015
		90,057,431
Metals & mining—0.87%
Barrick Gold Corp.	214,291	4,150,817
Compass Minerals International, Inc.[2]	94,876	7,111,905
		11,262,722
Multi-utilities—0.98%
Ameren Corp.	24,874	1,193,952
CenterPoint Energy, Inc.[2]	72,508	1,555,297
Dominion Resources, Inc.	30,635	2,189,483
Vectren Corp.[2]	158,237	7,729,878
		12,668,610
Multiline retail—1.66%
Kohl’s Corp.[2]	106,686	4,726,190
Target Corp.[1]	211,495	16,813,852
		21,540,042
Oil, gas & consumable fuels—12.84%
Anadarko Petroleum Corp.	26,108	1,377,458
Apache Corp.[2]	9,870	536,928

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
BP PLC, ADR	285,900	9,600,522
California Resources Corp.	942	2,072
Canadian Natural Resources Ltd.	132,949	3,991,129
Cenovus Energy, Inc.	478,600	7,581,024
Chevron Corp.[1]	92,422	9,443,680
Cimarex Energy Co.	20,569	2,239,553
Cobalt International Energy, Inc.*,2	74,410	240,344
Columbia Pipeline Group, Inc.	32,360	829,063
ConocoPhillips	10,708	511,735
Devon Energy Corp.	22,580	783,074
Diamondback Energy, Inc.*	36,866	3,191,858
Energen Corp.	65,671	2,790,361
EOG Resources, Inc.	83,268	6,879,602
EQT Corp.	11,817	828,372
Exxon Mobil Corp.[1]	309,671	27,374,916
Gulfport Energy Corp.*	10,130	317,069
HollyFrontier Corp.	66,736	2,375,802
Kinder Morgan, Inc.[2]	80,530	1,430,213
Magellan Midstream Partners LP	84,186	6,067,285
Marathon Oil Corp.	33,010	465,111
Marathon Petroleum Corp.	85,417	3,338,096
Murphy Oil Corp.[2]	294,932	10,540,870
Occidental Petroleum Corp.[1]	257,479	19,735,765
Parsley Energy, Inc., Class A*	51,407	1,203,952
Phillips 66[1,2]	133,696	10,977,779
QEP Resources, Inc.	192,789	3,456,707
Rice Energy, Inc.*,2	44,660	773,065
Royal Dutch Shell PLC, Class A, ADR	315,323	16,677,433
RSP Permian, Inc.*	32,463	993,692
Spectra Energy Partners LP	116,944	5,897,486
Tesoro Corp.	10,550	840,730
Valero Energy Corp.	48,509	2,855,725
Whiting Petroleum Corp.*,2	10,280	123,360
		166,271,831
Personal products—0.52%
Unilever PLC, ADR [2]	148,796	6,674,989

Pharmaceuticals—4.10%
Abbott Laboratories	159,621	6,209,257
Endo International PLC*	9,863	266,301

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Johnson & Johnson [1]	227,927	25,546,058
Mallinckrodt PLC*	3,820	238,827
Merck & Co., Inc.[1]	244,467	13,406,570
Pfizer, Inc.[1]	175,616	5,744,399
Teva Pharmaceutical Industries Ltd., ADR	29,947	1,630,614
		53,042,026
Professional services—0.09%
Robert Half International, Inc.	28,929	1,108,270

Real estate investment trusts—4.09%
American Homes 4 Rent, Class A	90,307	1,428,657
Chimera Investment Corp.	103,548	1,470,382
Communications Sales & Leasing, Inc.	87,589	2,034,693
Equity Commonwealth*	7,000	195,370
Four Corners Property Trust, Inc.	9,228	163,797
General Growth Properties, Inc.	24,470	685,894
Hospitality Properties Trust[2]	25,870	662,013
Iron Mountain, Inc.[2]	382,122	13,958,917
Kimco Realty Corp.[2]	26,980	758,678
Liberty Property Trust	29,240	1,020,476
MFA Financial, Inc.	202,003	1,395,841
Post Properties, Inc.	17,190	986,018
Prologis, Inc.	29,045	1,318,933
Public Storage	920	225,225
Regency Centers Corp.	20,910	1,541,067
Retail Properties of America, Inc., Class A2	52,310	836,437
Starwood Property Trust, Inc.	66,480	1,287,053
The GEO Group, Inc.	179,311	5,743,331
Ventas, Inc.	124,941	7,761,335
Weingarten Realty Investors	34,920	1,289,246
Weyerhaeuser Co.	253,437	8,140,396
		52,903,759
Real estate management & development—0.11%
Jones Lang LaSalle, Inc.	4,397	506,402
Realogy Holdings Corp.*	26,420	944,251
		1,450,653
Road & rail—0.56%
Union Pacific Corp.	82,405	7,188,188

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—2.13%
Intel Corp.[1]	751,049	22,741,764
Lam Research Corp.	23,711	1,811,520
Teradyne, Inc.	56,240	1,063,498
Texas Instruments, Inc.[2]	33,990	1,938,790
		27,555,572
Software—4.27%
Activision Blizzard, Inc.	18,496	637,557
ANSYS, Inc.*,2	7,530	683,498
Microsoft Corp.[1]	739,002	36,854,030
Oracle Corp.	396,458	15,802,816
Symantec Corp.	76,976	1,281,265
		55,259,166
Specialty retail—0.91%
Best Buy Co., Inc.	48,666	1,561,205
Staples, Inc.	1,005,624	10,257,365
		11,818,570
Technology hardware, storage & peripherals—2.35%
Apple, Inc.	32,966	3,090,233
Hewlett Packard Enterprise Co.	877,995	14,627,397
HP, Inc.	591,888	7,262,466
Seagate Technology PLC[2]	219,000	4,767,630
Western Digital Corp.[2]	16,916	691,272
		30,438,998
Textiles, apparel & luxury goods—0.03%
Ralph Lauren Corp.	4,550	424,106

Tobacco—0.48%
Altria Group, Inc.	14,620	916,820
Philip Morris International, Inc.[1]	53,710	5,270,025
		6,186,845
Trading companies & distributors—1.53%
Aircastle Ltd.[2]	173,225	3,758,982
Fastenal Co.[2]	225,121	10,533,412

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
MSC Industrial Direct Co., Inc., Class A	71,842	5,567,755
		19,860,149
Water utilities—0.03%
Aqua America, Inc.	14,010	443,556
Total common stocks (cost—$1,377,505,286)		1,448,867,591

	Number of rights
Rights—0.00%†
Safeway Casa Ley CVR*,2,3,4	35,500	36,029
Safeway PDC LLC CVR*,2,3,4	35,500	1,733
Total rights (cost—$37,630)		37,762

Face amount ($)
Repurchase agreement—1.13%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $14,663,709 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$15,000,201); proceeds: $14,706,012 (cost—$14,706,000)	14,706,000	14,706,000

	Number of shares
Investment of cash collateral from securities loaned—0.31%
Money market fund—0.31%
UBS Private Money Market Fund LLC[5] (cost—$3,981,951)	3,981,951	3,981,951
Total investments before investments sold short[6] (cost—$1,396,230,867)—113.34%		1,467,593,304

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(13.06)%
Common stocks—(13.06)%
Airlines—(0.08)%
JetBlue Airways Corp.	(51,390)	(1,017,008)

Auto components—(0.10)%
Autoliv, Inc.	(6,223)	(762,131)
Dorman Products, Inc.	(9,010)	(484,648)
		(1,246,779)
Banks—(1.26)%
BancorpSouth, Inc.	(28,660)	(673,223)
Bank of Hawaii Corp.	(14,351)	(981,752)
Comerica, Inc.	(20,860)	(926,184)
Community Bank System, Inc.	(27,879)	(1,103,172)
Cullen/Frost Bankers, Inc.	(12,794)	(818,688)
CVB Financial Corp.	(53,609)	(921,003)
First Financial Bankshares, Inc.	(38,941)	(1,260,910)
Home Bancshares, Inc.	(13,452)	(578,301)
PacWest Bancorp	(19,472)	(778,491)
Trustmark Corp.	(24,675)	(604,784)
UMB Financial Corp.	(21,838)	(1,217,468)
United Bankshares, Inc.	(42,227)	(1,633,763)
Valley National Bancorp	(111,388)	(1,053,730)
Westamerica Bancorp	(25,873)	(1,260,533)
Zions Bancorp	(91,370)	(2,514,502)
		(16,326,504)
Beverages—(0.14)%
Molson Coors Brewing Co., Class B	(10,870)	(1,039,498)
Monster Beverage Corp.	(5,023)	(724,417)
		(1,763,915)
Biotechnology—(0.03)%
Alkermes PLC	(8,709)	(346,183)

Building products—(0.08)%
Fortune Brands Home & Security, Inc.	(17,727)	(982,253)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Capital markets—(0.21)%
E*TRADE Financial Corp.	(63,350)	(1,595,153)
Raymond James Financial, Inc.	(5,160)	(269,197)
TD Ameritrade Holding Corp.	(19,063)	(568,650)
The Charles Schwab Corp.	(8,120)	(230,689)
		(2,663,689)
Chemicals—(0.46)%
Air Products & Chemicals, Inc.	(4,275)	(623,680)
Albemarle Corp.	(9,360)	(619,258)
Axalta Coating Systems Ltd.	(52,201)	(1,486,162)
Balchem Corp.	(7,044)	(432,220)
FMC Corp.	(23,302)	(1,008,044)
International Flavors & Fragrances, Inc.	(6,145)	(734,143)
NewMarket Corp.	(2,486)	(1,009,465)
		(5,912,972)
Commercial services & supplies—(0.10)%
Rollins, Inc.	(48,125)	(1,293,119)

Communications equipment—(0.14)%
Arista Networks, Inc.	(11,386)	(758,535)
ViaSat, Inc.	(14,258)	(1,093,589)
		(1,852,124)
Construction & engineering—(0.20)%
AECOM	(7,955)	(258,458)
Jacobs Engineering Group, Inc.	(10,584)	(471,835)
Quanta Services, Inc.	(5,497)	(130,389)
Valmont Industries, Inc.	(12,630)	(1,772,999)
		(2,633,681)
Construction materials—(0.04)%
Vulcan Materials Co.	(4,523)	(486,810)

Consumer finance—(0.27)%
Ally Financial, Inc.	(12,960)	(230,818)
Navient Corp.	(174,549)	(2,386,085)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Consumer finance—(concluded)
Synchrony Financial	(29,430)	(899,675)
		(3,516,578)
Containers & packaging—(0.11)%
Ball Corp.	(17,789)	(1,269,779)
Owens-Illinois, Inc.	(10,826)	(199,848)
		(1,469,627)
Diversified financial services—(0.26)%
Interactive Brokers Group, Inc., Class A	(19,010)	(722,380)
Leucadia National Corp.	(89,948)	(1,500,333)
Voya Financial, Inc.	(35,530)	(1,153,659)
		(3,376,372)
Diversified telecommunication services—(0.15)%
Frontier Communications Corp.	(106,210)	(590,528)
Level 3 Communications, Inc.	(26,740)	(1,397,432)
		(1,987,960)
Electric utilities—(0.06)%
Avangrid, Inc.	(19,950)	(799,995)

Electronic equipment, instruments & components—(0.36)%
Cognex Corp.	(19,031)	(676,171)
Itron, Inc.	(25,383)	(1,043,749)
National Instruments Corp.	(29,481)	(812,791)
Trimble Navigation Ltd.	(53,651)	(1,284,942)
Universal Display Corp.	(13,390)	(780,771)
		(4,598,424)
Energy equipment & services—(0.22)%
Helmerich & Payne, Inc.	(10,062)	(665,299)
National Oilwell Varco, Inc.	(30,213)	(1,088,877)
Transocean Ltd.	(27,028)	(299,470)
Weatherford International PLC	(96,876)	(787,602)
		(2,841,248)
Food & staples retailing—(0.26)%
PriceSmart, Inc.	(11,700)	(1,012,518)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Food & staples retailing—(concluded)
Rite Aid Corp.	(213,322)	(1,717,242)
Walgreens Boots Alliance, Inc.	(8,510)	(674,673)
		(3,404,433)
Food products—(0.37)%
The WhiteWave Foods Co.	(15,426)	(620,279)
TreeHouse Foods, Inc.	(13,798)	(1,219,743)
Tyson Foods, Inc., Class A	(44,858)	(2,952,554)
		(4,792,576)
Health care equipment & supplies—(0.27)%
Boston Scientific Corp.	(30,950)	(678,424)
Intuitive Surgical, Inc.	(828)	(518,626)
The Cooper Cos., Inc.	(11,877)	(1,818,131)
West Pharmaceutical Services, Inc.	(6,930)	(493,416)
		(3,508,597)
Health care providers & services—(0.15)%
Aetna, Inc.	(3,330)	(373,859)
Brookdale Senior Living, Inc.	(35,597)	(657,121)
Henry Schein, Inc.	(5,082)	(857,333)
		(1,888,313)
Health care technology—(0.18)%
athenahealth, Inc.	(4,900)	(653,170)
Medidata Solutions, Inc.	(21,802)	(951,221)
Veeva Systems, Inc., Class A	(27,908)	(767,749)
		(2,372,140)
Hotels, restaurants & leisure—(0.78)%
Aramark	(24,500)	(820,995)
Bob Evans Farms, Inc.	(12,995)	(591,792)
Buffalo Wild Wings, Inc.	(3,753)	(501,626)
Carnival Corp.	(17,550)	(860,827)
Chipotle Mexican Grill, Inc.	(871)	(366,665)
MGM Resorts International	(178,400)	(3,799,920)
Norwegian Cruise Line Holdings Ltd.	(18,853)	(921,723)
Texas Roadhouse, Inc.	(22,855)	(930,656)
The Cheesecake Factory, Inc.	(16,865)	(860,284)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Wynn Resorts Ltd.	(5,090)	(449,447)
		(10,103,935)
Household durables—(0.20)%
D.R. Horton, Inc.	(63,400)	(1,905,804)
Leggett & Platt, Inc.	(15,040)	(741,322)
		(2,647,126)
Household products—(0.07)%
Colgate-Palmolive Co.	(12,329)	(874,373)

Independent power and renewable electricity producers—(0.16)%
Calpine Corp.	(88,962)	(1,403,821)
Ormat Technologies, Inc.	(13,878)	(602,305)
		(2,006,126)
Insurance—(0.41)%
Assurant, Inc.	(35,800)	(3,027,606)
FNF Group	(20,150)	(642,785)
Lincoln National Corp.	(6,890)	(299,371)
Mercury General Corp.	(19,441)	(1,028,429)
XL Group PLC	(11,380)	(372,467)
		(5,370,658)
Internet software & services—(0.14)%
Yahoo!, Inc.	(50,830)	(1,860,378)

IT services—(0.06)%
Wipro Ltd., ADR	(68,125)	(827,719)

Machinery—(0.74)%
AGCO Corp.	(14,340)	(766,760)
CNH Industrial N.V.	(194,917)	(1,508,658)
Deere & Co.	(19,386)	(1,630,556)
Flowserve Corp.	(14,386)	(702,181)
Franklin Electric Co., Inc.	(30,532)	(964,506)
Lincoln Electric Holdings, Inc.	(8,200)	(513,894)
Middleby Corp.	(9,212)	(1,010,004)
Oshkosh Corp.	(6,791)	(331,740)
Pentair PLC	(5,107)	(296,614)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Machinery—(concluded)
The Timken Co.	(18,720)	(666,994)
Wabtec Corp.	(13,678)	(1,134,316)
		(9,526,223)
Media—(0.15)%
Discovery Communications, Inc., Class C	(12,390)	(331,804)
Liberty Broadband Corp., Class A	(7,070)	(405,252)
Liberty Broadband Corp., Class C	(4,240)	(242,740)
Twenty-First Century Fox, Inc., Class A	(33,192)	(1,004,390)
		(1,984,186)
Metals & mining—(0.06)%
Allegheny Technologies, Inc.	(11,965)	(195,508)
Newmont Mining Corp.	(8,390)	(293,398)
Royal Gold, Inc.	(5,461)	(341,968)
		(830,874)
Multiline retail—(0.11)%
Dollar Tree, Inc.	(17,803)	(1,419,077)

Oil, gas & consumable fuels—(1.10)%
Cabot Oil & Gas Corp.	(29,546)	(691,376)
Cheniere Energy, Inc.	(17,266)	(671,302)
Chevron Corp.	(26,067)	(2,663,526)
ConocoPhillips	(56,716)	(2,710,458)
Continental Resources, Inc.	(26,960)	(1,004,529)
Diamondback Energy, Inc.	(13,810)	(1,195,670)
Golar LNG Ltd.	(16,060)	(266,275)
Hess Corp.	(17,072)	(1,017,833)
Matador Resources Co.	(61,805)	(1,331,898)
Newfield Exploration Co.	(13,413)	(486,221)
Spectra Energy Corp.	(40,753)	(1,274,346)
World Fuel Services Corp.	(19,390)	(906,095)
		(14,219,529)
Personal products—(0.03)%
Avon Products, Inc.	(73,280)	(345,149)

Pharmaceuticals—(0.15)%
Allergan PLC	(4,630)	(1,002,673)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Pharmaceuticals—(concluded)
Mylan NV	(13,890)	(579,352)
Perrigo Co. PLC	(3,563)	(344,435)
		(1,926,460)
Professional services—(0.16)%
Manpowergroup, Inc.	(12,520)	(964,416)
Verisk Analytics, Inc.	(14,651)	(1,136,624)
		(2,101,040)
Real estate investment trusts—(0.89)%
HCP, Inc.	(98,750)	(3,340,712)
Iron Mountain, Inc.	(21,040)	(768,591)
Omega Healthcare Investors, Inc.	(24,540)	(828,716)
Realty Income Corp.	(50,404)	(2,983,917)
SL Green Realty Corp.	(7,784)	(817,943)
Ventas, Inc.	(10,030)	(623,064)
Welltower, Inc.	(31,950)	(2,217,969)
		(11,580,912)
Road & rail—(0.18)%
Heartland Express, Inc.	(28,434)	(514,940)
J.B. Hunt Transport Services, Inc.	(5,673)	(470,178)
Old Dominion Freight Line, Inc.	(12,931)	(854,092)
Ryder System, Inc.	(7,140)	(492,089)
		(2,331,299)
Semiconductors & semiconductor equipment—(0.43)%
Broadcom Ltd.	(6,650)	(969,238)
Cavium, Inc.	(22,846)	(1,127,907)
Cypress Semiconductor Corp.	(89,460)	(807,824)
First Solar, Inc.	(7,150)	(399,256)
Marvell Technology Group Ltd.	(74,830)	(746,803)
NVIDIA Corp.	(43,310)	(1,538,804)
		(5,589,832)
Software—(0.67)%
ACI Worldwide, Inc.	(31,842)	(636,522)
Activision Blizzard, Inc.	(24,450)	(842,792)
Blackbaud, Inc.	(18,436)	(1,138,792)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Software—(concluded)
Guidewire Software, Inc.	(20,929)	(1,192,325)
NetSuite, Inc.	(21,787)	(1,765,618)
Nuance Communications, Inc.	(34,020)	(584,464)
Proofpoint, Inc.	(15,411)	(897,845)
SS&C Technologies Holdings, Inc.	(4,390)	(268,448)
Synchronoss Technologies, Inc.	(17,547)	(545,185)
The Ultimate Software Group, Inc.	(2,475)	(486,560)
Zynga, Inc., Class A	(114,500)	(272,510)
		(8,631,061)
Specialty retail—(0.28)%
Foot Locker, Inc.	(2,370)	(145,613)
Monro Muffler Brake, Inc.	(20,871)	(1,444,691)
Penske Automotive Group, Inc.	(6,855)	(268,236)
Tiffany & Co.	(8,830)	(630,020)
Tractor Supply Co.	(12,448)	(1,178,328)
		(3,666,888)
Technology hardware, storage & peripherals—(0.03)%
SanDisk Corp.	(4,430)	(332,826)

Textiles, apparel & luxury goods—(0.31)%
Coach, Inc.	(16,094)	(648,105)
G-III Apparel Group Ltd.	(11,976)	(541,914)
Gildan Activewear, Inc.	(21,340)	(662,820)
Lululemon Athletica, Inc.	(14,060)	(921,633)
Under Armour, Inc., Class A	(15,198)	(667,800)
Under Armour, Inc., Class C	(15,198)	(620,079)
		(4,062,351)
Thrifts & mortgage finance—(0.08)%
New York Community Bancorp, Inc.	(67,080)	(1,008,212)

Transportation infrastructure—(0.10)%
Macquarie Infrastructure Corp.	(19,280)	(1,357,119)

Wireless telecommunication services—(0.27)%
Sprint Corp.	(372,051)	(1,276,135)

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Wireless telecommunication services—(concluded)
T-Mobile US, Inc.	(54,990)	(2,160,007)
		(3,436,142)
Total investments sold short (proceeds—$162,181,270)		(169,120,795)
Liabilities in excess of other assets—(0.28)%		(3,686,926)
Net assets—100.00%		1,294,785,583

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$121,560,950
Gross unrealized depreciation	(50,198,513)
Net unrealized appreciation	$71,362,437

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,448,867,591	—	—	1,448,867,591
Rights	—	—	37,762	37,762
Repurchase agreement	—	14,706,000	—	14,706,000
Investment of cash collateral from securities loaned	—	3,981,951	—	3,981,951
Total	1,448,867,591	18,687,951	37,762	1,467,593,304

Liabilities
Investments sold short	(169,120,795)	—	—	(169,120,795)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investments that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016:

[LEVEL 3 RF TABLE - COPY TO COME]

PACE Select Advisors Trust

PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Investments before investments sold short	Percentage of total investments before investments sold short (%)
United States	91.2
United Kingdom	3.0
Canada	1.9
Bermuda	1.5
Switzerland	0.8
Ireland	0.6
Singapore	0.4
Netherlands	0.2
Curacao	0.2
Israel	0.1
Puerto Rico	0.1
Total	100.0

Percentage of total
Investments sold short	investments sold short (%)
United States	(92.7)
Bermuda	(2.0)
Ireland	(1.9)
Netherlands	(1.2)
Singapore	(0.6)
India	(0.5)
Panama	(0.5)
Canada	(0.4)
Switzerland	(0.2)
Total	(100.0)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at April 30, 2016.
3	Illiquid investment as of April 30, 2016.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report For further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	6,993,833	103,062,722	106,074,604	3,981,951	7,304

6

Includes $34,545,551 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $14,262,364 and cash collateral of $21,540,366 of which $17,558,415 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—98.83%
Aerospace & defense—6.34%
Honeywell International, Inc.	328,459	37,533,010
TransDigm Group, Inc.*,1	177,766	40,507,538
		78,040,548
Automobiles—0.34%
Tesla Motors, Inc.*,1	17,470	4,206,077

Biotechnology—5.14%
Biogen, Inc.*	52,613	14,468,049
BioMarin Pharmaceutical, Inc.*	43,540	3,686,967
Celgene Corp.*	207,836	21,492,321
Gilead Sciences, Inc.	110,892	9,781,783
Regeneron Pharmaceuticals, Inc.*	18,809	7,085,538
Vertex Pharmaceuticals, Inc.*	79,599	6,713,380
		63,228,038
Capital markets—0.73%
The Charles Schwab Corp.	316,590	8,994,322

Chemicals—2.86%
Air Products & Chemicals, Inc.[1]	51,731	7,547,036
Ecolab, Inc.[1]	239,821	27,574,618
		35,121,654
Diversified financial services—5.83%
Berkshire Hathaway, Inc., Class B*,1	387,730	56,406,960
Intercontinental Exchange Group, Inc.	63,565	15,257,507
		71,664,467
Electrical equipment—0.45%
Acuity Brands, Inc.[1]	22,700	5,536,303

Energy equipment & services—2.83%
Schlumberger Ltd.[1]	432,733	34,765,769

Food & staples retailing—1.66%
CVS Health Corp.[1]	42,657	4,287,028

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Food & staples retailing—(concluded)
Walgreens Boots Alliance, Inc.	204,159	16,185,726
		20,472,754
Food products—2.27%
Mondelez International, Inc., Class A	648,825	27,873,522

Health care equipment & supplies—0.70%
DENTSPLY SIRONA, Inc.	143,797	8,570,301

Hotels, restaurants & leisure—1.57%
Las Vegas Sands Corp.	88,500	3,995,775
Starbucks Corp.[1]	273,421	15,374,463
		19,370,238
Insurance—3.30%
Markel Corp.*	45,131	40,577,733

Internet & catalog retail—4.26%
Amazon.com, Inc.*	22,403	14,776,794
Liberty Interactive Corp. QVC Group, Class A *	639,464	16,753,957
Netflix, Inc.*,1	44,600	4,015,338
priceline.com, Inc.*	5,227	7,023,311
TripAdvisor, Inc.*	152,271	9,835,184
		52,404,584
Internet software & services—8.84%
Alphabet, Inc., Class A*,1	40,378	28,582,779
Alphabet, Inc., Class C*,1	53,732	37,236,813
eBay, Inc.*	468,877	11,454,665
Facebook, Inc., Class A*	267,820	31,490,276
		108,764,533
IT services—6.83%
MasterCard, Inc., Class A	296,561	28,763,451
PayPal Holdings, Inc.*,1	640,200	25,083,036
Visa, Inc., Class A1	390,252	30,143,065
		83,989,552
Life sciences tools & services—3.61%
Illumina, Inc.*,1	54,100	7,302,959

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Life sciences tools & services—(concluded)
Mettler-Toledo International, Inc.*,1	103,530	37,058,564
		44,361,523
Media—2.68%
Discovery Communications, Inc., Class A*,1	100,867	2,754,678
Discovery Communications, Inc., Class C*,1	181,993	4,873,773
Liberty Global PLC, Class A*	66,043	2,491,802
Liberty Global PLC, Series C*,1	625,348	22,887,737
		33,007,990
Oil, gas & consumable fuels—0.50%
Pioneer Natural Resources Co.[1]	36,720	6,099,192

Personal products—1.92%
Unilever N.V.[1]	536,301	23,607,970

Pharmaceuticals—5.88%
Allergan PLC*	255,514	55,334,112
Novo Nordisk A/S, ADR	230,016	12,832,593
Valeant Pharmaceuticals International, Inc.*,1	126,492	4,219,773
		72,386,478
Professional services—0.78%
Nielsen Holdings PLC	183,082	9,545,895

Real estate investment trusts—7.41%
American Tower Corp.	531,114	55,703,236
Crown Castle International Corp.[1]	195,301	16,967,751
Equinix, Inc.[1]	56,088	18,528,671
		91,199,658
Road & rail—1.87%
Kansas City Southern[1]	242,525	22,979,244

Semiconductors & semiconductor equipment—2.70%
ARM Holdings PLC, ADR[1]	182,012	7,497,074
Broadcom Ltd.	56,102	8,176,867

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Semiconductors & semiconductor equipment—(concluded)
QUALCOMM, Inc.	347,073	17,534,128
		33,208,069
Software—9.28%
Adobe Systems, Inc.*	280,493	26,428,050
Electronic Arts, Inc.*,1	229,190	14,175,402
Intuit, Inc.	292,763	29,536,859
Microsoft Corp.[1]	324,395	16,177,579
Oracle Corp.	506,915	20,205,632
Salesforce.com, Inc.*,1	54,139	4,103,736
ServiceNow, Inc.*,1	49,300	3,523,964
		114,151,222
Specialty retail—6.78%
Advance Auto Parts, Inc.	146,188	22,819,947
L Brands, Inc.[1]	122,633	9,600,938
Ross Stores, Inc.	94,700	5,377,066
The Home Depot, Inc.[1]	87,416	11,704,128
The TJX Cos., Inc.	349,004	26,461,483
Ulta Salon, Cosmetics & Fragrance, Inc.*,1	35,900	7,477,252
		83,440,814
Technology hardware, storage & peripherals—1.47%
Apple, Inc.	193,566	18,144,877
Total common stocks (cost—$1,027,855,055)		1,215,713,327

Face amount($)
Repurchase agreement—1.29%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $15,767,525 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$16,129,347); proceeds: $15,813,013 (cost—$15,813,000)	15,813,000	15,813,000

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—1.73%
Money market funds—1.73%
UBS Private Money Market Fund LLC[2] (cost—$21,343,341)	21,343,341	21,343,341
Total investments (cost—$1,065,011,396)[3]—101.85%		1,252,869,668
Liabilities in excess of other assets—(1.85)%		(22,740,834)
Net assets—100.00%		1,230,128,834

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$242,785,320
Gross unrealized depreciation	(54,927,048)
Net unrealized appreciation	$187,858,272

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,215,713,327	—	—	1,215,713,327
Repurchase agreement	—	15,813,000	—	15,813,000
Investment of cash collateral from securities loaned	—	21,343,341	—	21,343,341
Total	1,215,713,327	37,156,341	—	1,252,869,668

At April 30, 2016, there were no transfers between Level 1 and Level 2.

PACE Select Advisors Trust

PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of
total investments(%)
United States	85.5
Ireland	4.4
United Kingdom	3.4
Curacao	2.8
Netherlands	1.9
Denmark	1.0
Singapore	0.7
Canada	0.3
Total	100.0

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2016.
2

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	3,716,848	157,246,404	139,619,911	21,343,341	7,848

3

Includes $339,612,772 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $326,729,092 and cash collateral of $21,343,341.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—96.51%
Air freight & logistics—1.01%
Expeditors International of Washington, Inc.	102,700	5,094,947

Airlines—0.27%
Alaska Air Group, Inc.[1]	19,255	1,356,130

Banks—7.13%
Banc of California, Inc.	107,785	2,193,425
Bank of Hawaii Corp.[1]	71,600	4,898,156
Cathay General Bancorp	60,750	1,854,090
Glacier Bancorp, Inc.	70,950	1,836,896
Great Western Bancorp, Inc.	49,960	1,574,739
Hancock Holding Co.[1]	101,000	2,622,970
KeyCorp	222,425	2,733,603
Sterling Bancorp[1]	357,040	5,834,034
United Community Banks, Inc.	154,940	3,118,942
Webster Financial Corp.[1]	140,735	5,156,530
Zions Bancorporation[1]	153,710	4,230,099
		36,053,484
Building products—0.98%
Armstrong World Industries, Inc.*	42,000	1,714,020
Owens Corning	70,135	3,231,120
		4,945,140
Capital markets—4.03%
Artisan Partners Asset Management, Inc., Class A1	203,450	6,573,469
E*TRADE Financial Corp.*	242,715	6,111,564
Invesco Ltd.	64,550	2,001,696
Lazard Ltd., Class A	69,800	2,516,290
Stifel Financial Corp.*,1	96,100	3,162,651
		20,365,670
Chemicals—1.80%
Albemarle Corp.[1]	43,200	2,858,112
Celanese Corp., Series A	64,195	4,538,586
Huntsman Corp.	107,770	1,696,300
		9,092,998
Commercial services & supplies—1.91%
Essendant, Inc.	90,570	2,788,650
KAR Auction Services, Inc.	136,500	5,132,400

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
Meridian Waste Solutions, Inc.*,2	4,355	4,355
Tetra Tech, Inc.	59,660	1,754,004
		9,679,409
Construction & engineering—1.02%
KBR, Inc.	330,925	5,149,193

Consumer finance—0.47%
Encore Capital Group, Inc.*,1	84,300	2,373,045

Containers & packaging—2.07%
Berry Plastics Group, Inc.*	175,145	6,308,723
Silgan Holdings, Inc.[1]	37,400	1,897,676
WestRock Co.[1]	54,210	2,268,688
		10,475,087
Diversified financial services—2.26%
FactSet Research Systems, Inc.[1]	15,900	2,396,925
MSCI, Inc.,	61,150	4,643,731
Voya Financial, Inc.	135,160	4,388,645
		11,429,301
Diversified telecommunication services—0.74%
Level 3 Communications, Inc. *	71,590	3,741,293

Electric utilities—0.57%
Westar Energy, Inc.	55,500	2,864,355

Electrical equipment—0.20%
General Cable Corp.	65,505	1,024,498

Electronic equipment, instruments & components—3.86%
CDW Corp.	98,000	3,773,000
Cognex Corp.[1]	72,300	2,568,819
Coherent, Inc.*	28,930	2,702,062
Jabil Circuit, Inc.	142,900	2,480,744
Orbotech Ltd. *	78,190	1,882,815

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Electronic equipment, instruments & components—(concluded)
VeriFone Systems, Inc.*	15,465	3,286,134
Zebra Technologies Corp., Class A*	45,400	2,840,224
		19,533,798
Energy equipment & services—3.61%
Core Laboratories N.V.[1]	33,750	4,511,025
Dril-Quip, Inc.*	52,200	3,383,604
Forum Energy Technologies, Inc.*,1	141,960	2,376,410
Nabors Industries Ltd.	228,870	2,242,926
Precision Drilling Corp.[1]	407,990	2,121,548
Superior Energy Services, Inc.	52,330	882,284
US Silica Holdings, Inc.[1]	107,360	2,743,048
		18,260,845
Food & staples retailing—0.28%
Village Super Market, Inc., Class A	57,999	1,415,176

Food products—3.03%
J&J Snack Foods Corp.	16,200	1,638,306
Pinnacle Foods, Inc.	134,895	5,745,178
Post Holdings, Inc.*,1	23,395	1,680,697
Snyder’s-Lance, Inc.	111,500	3,564,655
TreeHouse Foods, Inc.*,1	30,230	2,672,332
		15,301,168
Health care equipment & supplies—2.81%
Anika Therapeutics, Inc.*	104,200	4,757,772
DENTSPLY SIRONA, Inc.	24,105	1,436,658
Globus Medical, Inc., Class A*	66,715	1,670,544
Haemonetics Corp.*	51,050	1,655,552
Integra LifeSciences Holdings*,1	31,050	2,198,961
STERIS PLC [1]	35,050	2,476,983
		14,196,470
Health care providers & services—4.31%
Amedisys, Inc.*	17,435	897,728
AMN Healthcare Services, Inc. *,1	86,500	3,071,615
Amsurg Corp.*,1	84,010	6,803,130
Centene Corp.*,1	52,380	3,245,465
HealthSouth Corp.	70,750	2,933,295

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care providers & services—(concluded)
Patterson Cos., Inc.[1]	111,200	4,820,520
		21,771,753
Hotels, restaurants & leisure—2.85%
Interval Leisure Group, Inc.[1]	124,000	1,750,880
Marriott Vacations Worldwide Corp.[1]	22,185	1,389,668
MGM Resorts International*,1	145,045	3,089,459
SeaWorld Entertainment, Inc.[1]	163,500	3,258,555
The Cheesecake Factory, Inc.	96,250	4,909,712
		14,398,274
Household durables—1.43%
Ethan Allen Interiors, Inc.[1]	38,060	1,295,562
KB Home[1]	138,675	1,881,820
Newell Brands, Inc.	89,275	4,065,584
		7,242,966
Household products—0.67%
WD-40 Co.[1]	33,000	3,375,900

Insurance—2.53%
Endurance Specialty Holdings Ltd.	103,415	6,616,492
RLI Corp.[1]	63,400	3,942,212
Selective Insurance Group, Inc.	64,003	2,221,544
		12,780,248
IT services—7.28%
Broadridge Financial Solutions, Inc.[1]	79,000	4,727,360
Cass Information Systems, Inc.	85,550	4,232,158
CoreLogic, Inc.*	132,325	4,694,891
Endurance International Group Holdings, Inc.*,1	224,500	2,404,395
EVERTEC, Inc.	271,800	3,661,146
Global Payments, Inc.	49,225	3,553,061
Jack Henry & Associates, Inc.[1]	61,900	5,015,757
Syntel, Inc.*	87,000	3,700,110

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
IT services—(concluded)
WEX, Inc.*,1	51,050	4,823,714
		36,812,592
Leisure products—0.52%
Polaris Industries, Inc.[1]	27,000	2,642,760

Life sciences tools & services—1.01%
Bio-Rad Laboratories, Inc., Class A*	11,200	1,588,720
Charles River Laboratories International, Inc.*	44,355	3,516,021
		5,104,741
Machinery—6.54%
Actuant Corp., Class A1	75,700	2,021,947
Allison Transmission Holdings, Inc.	126,710	3,650,515
Donaldson Co., Inc.[1]	96,000	3,137,280
Graco, Inc.[1]	62,900	4,930,731
IDEX Corp.[1]	29,100	2,383,290
ITT Corp.	152,595	5,855,070
RBC Bearings, Inc.*,1	73,700	5,402,210
Snap-on, Inc.[1]	29,000	4,619,120
Stanley Black & Decker, Inc.	9,405	1,052,608
		33,052,771
Marine—0.68%
Kirby Corp.*,1	53,906	3,440,281

Media—2.06%
Cinemark Holdings, Inc., Class A	142,000	4,920,300
Gray Television, Inc.*	115,020	1,478,007
TEGNA, Inc.[1]	172,515	4,029,950
		10,428,257
Metals & mining—0.63%
Nucor Corp.	64,225	3,197,121

Multi-utilities—1.30%
Ameren Corp.	42,870	2,057,760

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Multi-utilities—(concluded)
Black Hills Corp.[1]	74,430	4,509,714
		6,567,474
Oil, gas & consumable fuels—4.84%
Devon Energy Corp.[1]	34,965	1,212,586
Diamondback Energy, Inc.*,1	34,250	2,965,365
Encana Corp.[1]	420,140	3,218,272
Energen Corp.	82,545	3,507,337
Newfield Exploration Co.*,1	75,615	2,741,044
Oasis Petroleum, Inc.*	228,430	2,213,487
PBF Energy, Inc., Class A	37,355	1,202,084
RSP Permian, Inc.*,1	95,917	2,936,019
WPX Energy, Inc.*	461,200	4,455,192
		24,451,386
Professional services—2.41%
CEB, Inc.[1]	60,450	3,729,160
Equifax, Inc.	24,500	2,946,125
Korn/Ferry International[1]	103,290	2,803,291
Resources Connection, Inc.[1]	182,130	2,690,060
		12,168,636
Real estate investment trusts—5.97%
Alexandria Real Estate Equities, Inc.[1]	59,190	5,501,710
DuPont Fabros Technology, Inc.	41,265	1,643,172
EPR Properties[1]	26,960	1,776,125
Equity Commonwealth*	66,700	1,861,597
Hudson Pacific Properties, Inc.	90,654	2,651,630
Ladder Capital Corp., Class A1	112,000	1,333,920
Liberty Property Trust	52,175	1,820,908
Mack-Cali Realty Corp.	70,260	1,795,846
Parkway Properties, Inc.	214,450	3,527,702
PennyMac Mortgage Investment Trust[1]	161,700	2,197,503
Physicians Realty Trust	156,075	2,829,640
Ryman Hospitality Properties, Inc.	15,735	810,825
Sunstone Hotel Investors, Inc.[1]	188,645	2,416,542
		30,167,120
Real estate management & development—0.90%
CBRE Group, Inc., Class A*,1	152,905	4,530,575

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Road & rail—1.62%
Knight Transportation, Inc.	66,100	1,756,277
Landstar System, Inc.	98,300	6,443,565
		8,199,842
Semiconductors & semiconductor equipment—2.24%
First Solar, Inc.*,1	43,490	2,428,481
Lam Research Corp.	22,860	1,746,504
Linear Technology Corp.[1]	64,000	2,846,720
Microsemi Corp.*	60,895	2,057,642
Skyworks Solutions, Inc.[1]	13,580	907,416
Teradyne, Inc.	71,865	1,358,967
		11,345,730
Software—1.41%
American Software, Inc., Class A	383,700	3,507,018
Nuance Communications, Inc.*	150,455	2,584,817
Take-Two Interactive Software, Inc.*,1	30,690	1,048,984
		7,140,819
Specialty retail—3.33%
Ascena Retail Group, Inc.*,1	358,000	3,153,980
DSW, Inc., Class A1	105,350	2,588,450
Party City Holdco, Inc.*	258,500	3,704,305
Pier 1 Imports, Inc.[1]	605,390	4,171,137
Ross Stores, Inc.	57,200	3,247,816
		16,865,688
Technology hardware, storage & peripherals—0.85%
Avid Technology, Inc.*,1	239,000	1,333,620
Wincor Nixdorf AG, ADR*	252,500	2,992,125
		4,325,745
Textiles, apparel & luxury goods—0.90%
PVH Corp.	47,730	4,562,988

Thrifts & mortgage finance—1.17%
Essent Group Ltd.*	134,000	2,736,280

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Thrifts & mortgage finance—(concluded)
Washington Federal, Inc.	130,600	3,172,274
		5,908,554
Trading companies & distributors—1.01%
AerCap Holdings N.V.*	88,040	3,522,480
Beacon Roofing Supply, Inc.*	37,250	1,591,693
		5,114,173
Total common stocks (cost—$457,772,112)		487,948,401

Face amount ($)
Repurchase agreement—3.44%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $17,328,024 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$17,725,656); proceeds: $17,378,014 (cost—$17,378,000)	17,378,000	17,378,000

	Number of shares
Investment of cash collateral from securities loaned—5.87%
Money market fund—5.87%
UBS Private Money Market Fund LLC[3] (cost—$29,677,249)	29,677,249	29,677,249
Total investments (cost—$504,827,361)[4]—105.82%		535,003,650
Liabilities in excess of other assets—(5.82)%		(29,440,338)
Net assets—100.00%		$505,563,312

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$59,229,524
Gross unrealized depreciation	(29,053,235)
Net unrealized appreciation	$30,176,289

PACE Select Advisors Trust

PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	487,948,401	—	—	487,948,401
Repurchase agreement	—	17,378,000	—	17,378,000
Investment of cash collateral from securities loaned	—	29,677,249	—	29,677,249
Total	487,948,401	47,055,249	—	535,003,650

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	92.4
Bermuda	3.0
Netherlands	1.5
Canada	1.0
Puerto Rico	0.7
Denmark	0.6
Venezuela	0.5
Israel	0.3
Total	100.0

Portfolio footnotes

*                           Non-income producing security.

1                           Security, or portion thereof, was on loan at April 30, 2016.

2                           Illiquid investment as of April 30, 2016.

3                           The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	30,655,405	181,568,172	182,546,328	29,677,249	24,109

4                           Includes $136,813,439 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $111,366,913 and cash collateral of $29,677,249.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—97.47%
Aerospace & defense—0.94%
HEICO Corp.[1]	60,043	3,681,236
TransDigm Group, Inc.*	2,356	536,862
		4,218,098
Air freight & logistics—0.94%
Forward Air Corp.	47,470	2,163,682
XPO Logistics, Inc.*,1	67,069	2,021,460
		4,185,142
Airlines—0.07%
Allegiant Travel Co.	1,824	292,880

Auto components—2.29%
Dorman Products, Inc.*,1	91,605	4,927,433
Gentex Corp.[1]	302,564	4,853,126
Motorcar Parts of America, Inc.*	13,997	448,884
		10,229,443
Banks—0.68%
Bank of the Ozarks, Inc.	21,705	896,416
Home Bancshares, Inc.	5,021	215,853
SVB Financial Group*	16,445	1,714,885
Western Alliance Bancorp*	5,542	202,726
		3,029,880
Biotechnology—4.35%
ACADIA Pharmaceuticals, Inc.*,1	107,279	3,465,112
Alnylam Pharmaceuticals, Inc.*	10,284	689,439
Anacor Pharmaceuticals, Inc.*	46,660	2,927,448
Cepheid, Inc.*,1	161,292	4,603,274
Dyax Corp.*,2,3	72,153	85,141
Ligand Pharmaceuticals, Inc.*	10,914	1,319,175
Neurocrine Biosciences, Inc.*	70,878	3,230,619
Radius Health, Inc.*,1	47,078	1,675,977
Ultragenyx Pharmaceutical, Inc.*	21,013	1,420,899
		19,417,084
Building products—0.44%
American Woodmark Corp.*	5,364	390,714
Apogee Enterprises, Inc.	34,078	1,412,192

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Building products—(concluded)
Quanex Building Products Corp.	9,615	181,147
		1,984,053
Capital markets—0.89%
Financial Engines, Inc.[1]	123,835	3,988,725

Commercial services & supplies—3.68%
Healthcare Services Group, Inc.	170,380	6,448,883
Innerworkings, Inc.*,1	192,127	1,569,678
Mobile Mini, Inc.[1]	82,950	2,675,137
Ritchie Brothers Auctioneers, Inc.[1]	199,993	5,737,799
		16,431,497
Communications equipment—0.59%
Digi International, Inc.*	192,502	2,034,746
Lumentum Holdings, Inc.*	24,444	618,433
		2,653,179
Construction & engineering—0.72%
Dycom Industries, Inc.*,1	39,891	2,816,304
MasTec, Inc.*	17,554	397,774
		3,214,078
Construction materials—2.76%
Eagle Materials, Inc.	56,196	4,165,248
Summit Materials, Inc., Class A*	335,006	7,001,625
US Concrete, Inc.*	18,400	1,136,384
		12,303,257
Consumer finance—1.10%
PRA Group, Inc.*,1	148,266	4,919,466

Containers & packaging—0.43%
Berry Plastics Group, Inc.*	52,778	1,901,064

Distributors—0.05%
Pool Corp.	2,548	222,721

Diversified consumer services—1.73%
Grand Canyon Education, Inc.*,1	176,402	7,714,059

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Diversified financial services—0.19%
MarketAxess Holdings, Inc.	7,027	862,635

Diversified telecommunication services—0.73%
Zayo Group Holdings, Inc.*	125,492	3,257,772

Electrical equipment—0.22%
Acuity Brands, Inc.	4,047	987,023

Electronic equipment, instruments & components—2.45%
Cognex Corp.[1]	102,710	3,649,286
CUI Global, Inc.*,1	30,845	257,556
Fabrinet*	25,290	808,521
National Instruments Corp.[1]	203,160	5,601,121
NeoPhotonics Corp.*	52,009	623,588
		10,940,072
Food & staples retailing—2.17%
Casey’s General Stores, Inc.	57,405	6,429,360
Sprouts Farmers Market, Inc.*	6,432	180,673
United Natural Foods, Inc.*,1	85,853	3,062,376
		9,672,409
Food products—1.73%
Calavo Growers, Inc.[1]	62,752	3,587,532
Darling International, Inc.*	9,597	139,060
Freshpet, Inc.*,1	275,929	2,284,692
TreeHouse Foods, Inc.*	19,232	1,700,109
		7,711,393
Health care equipment & supplies—3.90%
Cantel Medical Corp.	8,822	590,986
ICU Medical, Inc.*	2,361	234,542
iRadimed Corp.*,1	10,377	169,871
LeMaitre Vascular, Inc.	18,162	301,126
Neogen Corp.*,1	55,337	2,614,120
Nevro Corp.*,1	53,468	3,595,723
Novadaq Technologies, Inc.*,1	144,470	1,618,064
Penumbra, Inc.*	5,933	323,349
STERIS PLC	67,709	4,784,995

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Health care equipment & supplies—(concluded)
Zeltiq Aesthetics, Inc.*	106,436	3,182,436
		17,415,212
Health care providers & services—10.71%
Acadia Healthcare Co., Inc.*	36,021	2,276,167
Adeptus Health, Inc., Class A*,1	28,605	1,948,573
Air Methods Corp.*,1	12,205	451,341
Amedisys, Inc.*	16,417	845,311
AMN Healthcare Services, Inc.*	105,356	3,741,192
Amsurg Corp.*	28,739	2,327,284
BioTelemetry, Inc.*	20,991	330,189
Centene Corp.*	23,777	1,473,223
Chemed Corp.[1]	40,290	5,228,836
Cross Country Healthcare, Inc.*	45,756	568,747
Diplomat Pharmacy, Inc.*,1	61,337	1,857,898
Envision Healthcare Holdings, Inc.*	40,532	917,239
ExamWorks Group, Inc.*,1	162,587	5,861,261
HealthSouth Corp.	146,835	6,087,779
Premier, Inc., Class A*	153,454	5,188,280
Tenet Healthcare Corp.*	196,057	6,213,046
The Ensign Group, Inc.	26,192	590,892
WellCare Health Plans, Inc.*	21,063	1,895,459
		47,802,717
Health care technology—4.44%
athenahealth, Inc.*,1	80,413	10,719,053
HealthStream, Inc.*	134,510	3,042,616
Inovalon Holdings, Inc., Class A*,1	158,855	2,716,420
Veeva Systems, Inc., Class A*,1	121,805	3,350,856
Vocera Communications, Inc.*	1,430	16,760
		19,845,705
Hotels, restaurants & leisure—4.87%
Buffalo Wild Wings, Inc.*	31,698	4,236,755
Chuy’s Holdings, Inc.*,1	14,191	433,393
Dave & Buster’s Entertainment, Inc.*	34,652	1,341,033
Noodles & Co.*,1	129,625	1,445,319
Papa John’s International, Inc.	45,914	2,598,273
Red Lion Hotels Corp.*,2	39,069	308,645
Sonic Corp.	71,717	2,464,913
The Cheesecake Factory, Inc.[1]	65,250	3,328,403

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Vail Resorts, Inc.	41,299	5,354,002
Zoe’s Kitchen, Inc.*	5,941	222,728
		21,733,464
Household durables—0.86%
CalAtlantic Group, Inc.	104,625	3,386,711
Century Communities, Inc.*	17,305	298,338
LGI Homes, Inc.*,1	5,953	166,744
		3,851,793
Internet software & services—4.00%
Apigee Corp.*	14,028	136,072
Autobytel, Inc.*	22,301	370,197
Benefitfocus, Inc.*,1	7,763	294,218
ChannelAdvisor Corp.*	81,285	1,012,811
Cvent, Inc.*	127,095	4,492,808
Five9, Inc.*	29,349	271,478
GTT Communications, Inc.*,1	27,755	443,525
inContact, Inc.*	42,288	393,701
Internap Corp.*	736,865	1,680,052
j2 Global, Inc.	2,901	184,272
LogMeIn, Inc.*	11,628	694,192
Perficient, Inc.*	15,445	322,492
Q2 Holdings, Inc.*	14,265	341,076
SciQuest, Inc.*	195,170	2,697,249
SPS Commerce, Inc.*,1	79,451	4,046,439
Stamps.com, Inc.*	5,986	493,007
		17,873,589
IT services—5.00%
Cass Information Systems, Inc.[1]	54,563	2,699,232
Echo Global Logistics, Inc.*,1	72,686	1,698,672
Euronet Worldwide, Inc.*	38,596	2,975,751
InterXion Holding N.V.*	49,864	1,689,392
MAXIMUS, Inc.[1]	167,969	8,885,560
PFSweb, Inc.*	31,776	448,042
Vantiv, Inc., Class A*	71,830	3,917,608
		22,314,257
Leisure products—0.27%
MCBC Holdings, Inc.*	14,380	192,980

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Leisure products—(concluded)
Nautilus, Inc.*	43,346	764,623
Vista Outdoor, Inc.*	5,355	256,933
		1,214,536
Life sciences tools & services—2.93%
Bio-Techne Corp.[1]	44,805	4,174,930
Cambrex Corp.*	8,964	432,423
INC Research Holdings, Inc., Class A*	15,849	762,812
NeoGenomics, Inc.*	30,378	247,277
PAREXEL International Corp.*	56,046	3,424,411
Quintiles Transnational Holdings, Inc.*	58,169	4,017,733
		13,059,586
Machinery—1.12%
Proto Labs, Inc.*,1	83,625	5,003,284

Media—2.32%
Media General, Inc.*	85,872	1,488,162
Nexstar Broadcasting Group, Inc., Class A1	172,649	8,862,073
		10,350,235
Multiline retail—0.18%
Burlington Stores, Inc.*	13,779	784,990

Pharmaceuticals—0.13%
Dipexium Pharmaceuticals, Inc.*,1	8,156	105,865
Heska Corp.*	15,781	482,899
		588,764
Professional services—4.22%
CEB, Inc.	36,662	2,261,679
CoStar Group, Inc.*,1	43,995	8,680,653
Mistras Group, Inc.*	8,430	205,439
The Advisory Board Co.*,1	243,859	7,715,699
		18,863,470
Road & rail—0.04%
Knight Transportation, Inc.	6,432	170,898

Semiconductors & semiconductor equipment—4.60%
Cabot Microelectronics Corp.	88,186	3,694,111

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Cavium, Inc.*	73,828	3,644,888
CEVA, Inc.*	16,745	386,140
M/A-COM Technology Solutions Holdings, Inc.*,1	39,400	1,611,066
Microsemi Corp.*	193,052	6,523,227
Power Integrations, Inc.	68,515	3,305,849
Synaptics, Inc.*	19,498	1,395,082
		20,560,363
Software—12.92%
BroadSoft, Inc.*	9,028	353,582
CommVault Systems, Inc.*	18,984	830,930
Ellie Mae, Inc.*	61,861	5,171,580
FleetMatics Group PLC*,1	146,021	5,293,261
Gigamon, Inc.*	19,735	643,164
Imperva, Inc.*	3,189	148,225
NetScout Systems, Inc.*	68,801	1,531,510
Paycom Software, Inc.*	9,624	367,733
Paylocity Holding Corp.*,1	31,581	1,208,605
Pegasystems, Inc.	161,949	4,273,834
Proofpoint, Inc.*	2,858	166,507
PROS Holdings, Inc.*,1	160,535	1,887,892
QLIK Technologies, Inc.*	60,088	1,850,109
SS&C Technologies Holdings, Inc.	96,184	5,881,651
Synchronoss Technologies, Inc.*	310,421	9,644,780
The Rubicon Project, Inc.*	32,980	638,823
TubeMogul, Inc.*,1	44,606	578,094
Tyler Technologies, Inc.*	23,923	3,502,566
Ultimate Software Group, Inc.*,1	53,807	10,577,918
Verint Systems, Inc.*	92,025	3,114,126
		57,664,890
Specialty retail—2.86%
Five Below, Inc.*,1	104,300	4,349,310
Lithia Motors, Inc., Class A	35,964	2,985,731
Monro Muffler Brake, Inc.	5,223	361,536
Sportsman’s Warehouse Holdings, Inc.*	37,238	423,769
The Children’s Place, Inc.	7,659	596,713

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
Specialty retail—(concluded)
Tile Shop Holdings, Inc.*,1	227,392	4,056,673
		12,773,732
Technology hardware, storage & peripherals—0.82%
Stratasys Ltd.*,1	134,595	3,293,540
USA Technologies, Inc.*,1	79,904	349,979
		3,643,519
Textiles, apparel & luxury goods—0.23%
G-III Apparel Group Ltd.*	7,809	353,357
Skechers USA, Inc., Class A*	21,014	694,513
		1,047,870
Thrifts & mortgage finance—0.94%
BofI Holding, Inc.*,1	136,431	2,779,099
LendingTree, Inc.*,1	15,763	1,410,316
		4,189,415
Trading companies & distributors—0.91%
Aceto Corp.	11,920	267,366
Beacon Roofing Supply, Inc.*	88,535	3,783,100
		4,050,466
Wireless telecommunication services—0.05%
Boingo Wireless, Inc.*	29,428	226,301
Total common stocks (cost—$438,730,915)		435,164,986

Face amount($)
Repurchase agreement—3.17%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $14,114,293 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$14,438,178); proceeds: $14,155,012 (cost—$14,155,000)	14,155,000	14,155,000

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned—12.17%
Money market fund—12.17%
UBS Private Money Market Fund LLC[4] (cost—$54,335,363)	54,335,363	54,335,363
Total investments (cost—$507,221,278)[5]—112.81%		503,655,349
Liabilities in excess of other assets—(12.81)%		(57,184,952)
Net assets—100.00%		446,470,397

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$36,333,429
Gross unrealized depreciation	(39,899,358)
Net unrealized depreciation	$(3,565,929)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	435,164,986	—	—	435,164,986
Repurchase agreement	—	14,155,000	—	14,155,000
Investment of cash collateral from securities loaned	—	54,335,363	—	54,335,363
Total	435,164,986	68,490,363	—	503,655,349

At April 30, 2016, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Portfolio’s investment that was valued using unobservable inputs (Level 3) for the nine months ended April 30, 2016.

Warrant ($)
Beginning balance	0
Purchases	—
Issuances	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain/(loss)	0
Net change in unrealized appreciation/depreciation	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance	—

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2016, was $0.

PACE Select Advisors Trust

PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments(%)
United States	95.4
Canada	1.5
Ireland	1.0
United Kingdom	0.9
Israel	0.7
Netherlands	0.3
Cayman Islands	0.2
Total	100.0

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at April 30, 2016.

2                 Illiquid investment as of April 30, 2016.

3                 Security is being fair valued by a valuation committee under the direction of the board of trustees.

4                 The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	93,660,105	279,882,071	319,206,813	54,335,363	48,576

5                 Includes $92,283,451 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $54,335,363 and non-cash collateral of $41,144,356.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30,2016

Common stocks
Aerospace & defense	0.23%
Air freight & logistics	0.05
Airlines	0.24
Auto components	1.90
Automobiles	2.11
Banks	6.32
Beverages	1.91
Biotechnology	1.14
Building products	2.02
Capital markets	3.81
Chemicals	4.35
Commercial services & supplies	1.53
Communications equipment	0.50
Construction & engineering	0.47
Construction materials	0.49
Consumer finance	0.30
Containers & packaging	0.11
Distributors	0.07
Diversified consumer services	0.13
Diversified financial services	1.41
Diversified telecommunication services	6.34
Electric utilities	2.29
Electrical equipment	4.36
Electronic equipment, instruments & components	0.70
Energy equipment & services	1.39
Food & staples retailing	3.45
Food products	3.74
Gas utilities	1.00
Health care equipment & supplies	1.34
Health care providers & services	1.54
Hotels, restaurants & leisure	1.22
Household durables	0.70
Household products	0.56
Independent power and renewable electricity producers	0.16
Industrial conglomerates	1.20
Insurance	6.05
Internet software & services	1.82
IT services	1.61
Leisure products	0.38

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30,2016

Common stocks—(concluded)
Machinery	1.20
Media	1.75
Metals & mining	0.86
Multi-utilities	2.27
Multiline retail	0.46
Oil, gas & consumable fuels	5.82
Paper & forest products	0.75
Personal products	0.43
Pharmaceuticals	11.05
Professional services	0.86
Real estate investment trusts	1.89
Real estate management & development	1.31
Road & rail	0.14
Semiconductors & semiconductor equipment	3.32
Software	1.53
Specialty retail	0.99
Technology hardware, storage & peripherals	0.42
Textiles, apparel & luxury goods	1.90
Tobacco	0.63
Trading companies & distributors	1.11
Transportation infrastructure	1.67
Wireless telecommunication services	1.65
Total common stocks	110.95
Preferred stocks
Chemicals	0.03
Household products	0.06
Total preferred stocks	0.09

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30,2016

Repurchase agreement	0.55
Investment of cash collateral from securities loaned
Money market fund	4.00
Total investments before investments sold short	115.59

Investments sold short
Common stocks
Aerospace & defense	(0.11)
Airlines	(0.19)
Auto components	(0.03)
Automobiles	(0.07)
Banks	(0.77)
Biotechnology	(0.14)
Building products	(0.11)
Chemicals	(0.12)
Commercial services & supplies	(0.02)
Construction & engineering	(0.03)
Distributors	(0.23)
Diversified financial services	(0.54)
Diversified telecommunication services	(0.50)
Electric utilities	(0.31)
Electrical equipment	(0.08)
Electronic equipment, instruments & components	(0.58)
Food products	(0.38)
Gas utilities	(0.16)
Health care equipment & supplies	(0.11)
Health care providers & services	(0.02)
Health care technology	(0.04)
Hotels, restaurants & leisure	(0.42)
Household durables	(0.06)
Insurance	(1.29)
Leisure products	(0.31)
Machinery	(0.66)
Marine	(0.13)
Media	(0.13)
Metals & mining	(0.86)
Multiline retail	(0.04)
Oil, gas & consumable fuels	(0.53)
Paper & forest products	(0.22)
Pharmaceuticals	(0.28)
Real estate investment trusts	(0.27)

PACE Select Advisors Trust

PACE International Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30,2016

Investments sold short—(concluded)
Real estate management & development	(0.69)
Road & rail	(1.04)
Software	(0.12)
Specialty retail	(0.39)
Technology hardware, storage & peripherals	(0.06)
Textiles, apparel & luxury goods	(0.11)
Trading companies & distributors	(0.09)
Transportation infrastructure	(0.04)
Total investments sold short	(12.28)
Liabilities in excess of other assets	(3.31)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—110.95%
Australia—5.39%
Alumina Ltd.[1]	1,696,957	1,928,970
Aristocrat Leisure Ltd.	36,151	274,874
ASX Ltd.	44,188	1,469,255
AusNet Services	262,583	306,470
Boral Ltd.	122,173	598,239
Caltex Australia Ltd.	28,135	695,254
Coca-Cola Amatil Ltd.	374,955	2,451,834
Cochlear Ltd.	26,540	2,180,011
Computershare Ltd.	308,012	2,367,731
Flight Centre Travel Group Ltd.[1]	12,483	373,109
GPT Group	636,470	2,434,218
Harvey Norman Holdings Ltd.	293,249	998,914
Healthscope Ltd.	271,888	562,306
Iluka Resources Ltd.	205,543	1,004,910
Incitec Pivot Ltd.	1,115,896	2,732,078
Medibank Pvt Ltd.	697,145	1,664,433
Mirvac Group	241,683	343,638
Origin Energy Ltd.	303,042	1,264,995
Platinum Asset Management Ltd.	155,212	715,174
QBE Insurance Group Ltd.	675,605	5,727,712
Ramsay Health Care Ltd.[1]	10,732	529,997
REA Group Ltd.	8,691	336,490
Santos Ltd.	162,656	593,642
Scentre Group	403,577	1,439,172
Seek Ltd.[1]	171,330	2,132,532
Sonic Healthcare Ltd.	127,658	1,884,997
Stockland	1,154,097	3,834,752
Suncorp Group Ltd.	134,084	1,274,384
Sydney Airport	531,733	2,753,304
Tatts Group Ltd.	433,983	1,244,021
Telstra Corp. Ltd.	35,300	143,864
TPG Telecom Ltd.	159,591	1,299,605
Transurban Group	393,543	3,465,088
Vicinity Centres	496,513	1,253,378
Woolworths Ltd.[1]	28,893	485,730
Total Australia common stocks		52,765,081

Austria—0.11%
Andritz AG2	7,008	392,479

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Austria—(concluded)
Erste Group Bank AG*,2	22,745	654,229
Total Austria common stocks		1,046,708

Belgium—1.17%
Ageas	6,049	237,299
Anheuser-Busch InBev N.V.[1]	9,621	1,190,887
Colruyt SA2	29,248	1,683,899
Delhaize Group	5,854	613,537
Groupe Bruxelles Lambert SA1	10,220	902,607
KBC Groep N.V.[2]	99,044	5,560,511
Proximus SADP[1]	7,754	260,812
Solvay SA	4,509	455,689
Telenet Group Holding N.V.*	11,378	565,432
Total Belgium common stocks		11,470,673

Bermuda—1.12%
First Pacific Co. Ltd.	770,000	488,391
Hongkong Land Holdings Ltd.	389,000	2,470,150
Jardine Matheson Holdings Ltd.	68,700	3,799,110
Kunlun Energy Co. Ltd.[1]	3,885,472	3,386,119
Li & Fung Ltd.	1,106,000	685,823
Shangri-La Asia Ltd.	110,000	134,577
Total Bermuda common stocks		10,964,170

Brazil—0.09%
BB Seguridade Participacoes SA	96,574	842,399

Cayman Islands—1.85%
Alibaba Group Holding Ltd., ADR*	96,150	7,397,781
Cheung Kong Property Holdings Ltd.	467,000	3,205,888
Ctrip.com International Ltd., ADR*	151,656	6,613,718
MGM China Holdings Ltd.	618,800	877,515
Total Cayman Islands common stocks		18,094,902

China—0.85%
Sinopharm Group Co., Class H	1,938,714	8,322,806

Denmark—2.34%
Chr. Hansen Holding A/S	15,400	958,398
ISS A/S	107,365	4,076,755
Novo Nordisk A/S, ADR	153,881	8,585,021

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Novo Nordisk A/S, Class B	66,354	3,704,766
Novozymes A/S, B Shares	53,344	2,556,527
Pandora A/S	4,327	561,870
TDC A/S	273,963	1,401,912
Tryg A/S1	16,695	315,165
William Demant Holding A/S*	6,932	712,429
Total Denmark common stocks		22,872,843

Finland—1.19%
Neste Oyj[1]	57,200	1,829,983
Nokian Renkaat Oyj[1]	28,141	1,038,221
Orion Oyj, Class B	28,917	1,008,574
Sampo Oyj, A Shares[1]	46,391	2,025,467
Stora Enso Oyj, R Shares[1]	68,732	599,706
UPM-Kymmene Oyj[1,2]	268,885	5,135,553
Total Finland common stocks		11,637,504

France—6.74%
Atos SE	11,656	1,036,906
AXA SA1	18,417	464,261
Bureau Veritas SA	58,189	1,379,227
Capgemini SA	2,795	260,930
Carrefour SA2	64,948	1,840,254
Christian Dior SA	4,780	839,337
Cie de Saint-Gobain	204,152	9,349,404
Cie Generale des Etablissements Michelin	5,522	576,339
Essilor International SA	7,618	986,134
Eurazeo SA	17,354	1,222,079
France Telecom SA	210,206	3,485,285
Gecina SA	4,255	615,358
Groupe Eurotunnel SA	90,506	1,155,518
Hermes International	762	271,356
Iliad SA	37,272	8,145,157
L’Oreal SA1	2,418	438,706
Lagardere SCA[1]	21,926	581,715
LVMH Moet Hennessy Louis Vuitton SE1	2,315	384,630
Natixis SA	145,512	802,602
Numericable-SFR	4,317	141,301
Pernod Ricard SA	2,251	243,007
Publicis Groupe SA	13,199	976,787
Renault SA1	5,440	524,986

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
France—(concluded)
Safran SA	17,496	1,205,434
Sanofi SA1,2	201,280	16,619,606
Societe BIC SA	2,118	300,606
Societe Generale SA	98,119	3,848,029
Technip SA1	31,176	1,824,529
Unibail-Rodamco SE	7,491	2,007,152
Valeo SA	4,852	769,198
Veolia Environnement SA2	60,397	1,483,776
Wendel SA	19,022	2,197,718
Total France common stocks		65,977,327

Germany—8.26%
adidas AG	4,198	541,259
Allianz SE	73,378	12,456,189
Bayer AG	2,601	300,061
Beiersdorf AG	14,482	1,299,414
Continental AG	5,315	1,167,284
Daimler AG	97,186	6,753,757
Deutsche Bank AG	126,893	2,393,073
Deutsche Boerse AG	6,443	528,897
Deutsche Lufthansa AG	30,811	478,399
Deutsche Telekom AG1	546,026	9,556,599
E.ON SE	57,783	596,075
Evonik Industries AG	45,805	1,451,003
Hugo Boss AG	43,381	2,766,313
K+S AG1	64,345	1,604,713
Kabel Deutschland Holding AG	11,898	1,389,629
Linde AG	3,542	541,040
Metro AG	53,413	1,697,206
Muenchener Rueckversicherungs-Gesellschaft AG	4,073	755,301
Osram Licht AG	37,888	1,977,211
ProSiebenSat.1 Media SE	51,139	2,606,946
RWE AG*	501,684	7,493,745
SAP SE	113,725	8,896,689
Siemens AG	30,922	3,226,308
Telefonica Deutschland Holding AG	126,369	641,595
ThyssenKrupp AG2	106,879	2,485,575
TUI AG	19,560	283,229
United Internet AG	18,575	906,817

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
Wirecard AG1	142,139	6,138,355
Total Germany common stocks		80,932,682

Hong Kong—2.57%
AIA Group Ltd.	1,687,280	10,158,179
BOC Hong Kong Holdings Ltd.	90,000	269,760
China Mobile Ltd.	543,500	6,232,429
Galaxy Entertainment Group Ltd.	268,000	905,207
Hang Seng Bank Ltd.	141,423	2,570,697
HKT Trust/HKT Ltd.	615,000	891,155
Hong Kong & China Gas Co. Ltd.	333,120	621,844
Hong Kong Exchanges & Clearing Ltd.	86,900	2,200,255
Hysan Development Co. Ltd.[2]	105,000	464,973
Power Assets Holdings Ltd.	21,000	200,202
Sino Land Co. Ltd.	228,000	359,185
Swire Properties Ltd.	95,200	247,913
Total Hong Kong common stocks		25,121,799

Ireland—0.31%
Allergan PLC*	13,307	2,881,764
James Hardie Industries PLC	12,110	170,621
Total Ireland common stocks		3,052,385

Israel—0.23%
Bezeq The Israeli Telecommunication Corp. Ltd.	433,243	924,125
Israel Chemicals Ltd.	96,712	479,878
NICE Systems Ltd.	12,755	820,646
Total Israel common stocks		2,224,649

Italy—3.05%
Atlantia SpA	40,797	1,136,099
ENI SpA	878,390	14,282,372
EXOR SpA	30,642	1,150,842
Mediobanca SpA	241,507	1,984,158
Prysmian SpA[1]	50,781	1,197,243
Saipem SpA*	3,967,497	1,898,967
Snam SpA	666,560	4,068,095

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Terna Rete Elettrica Nazionale SpA	742,097	4,184,112
Total Italy common stocks		29,901,888

Japan—22.04%
ABC-Mart, Inc.	15,100	1,016,128
ACOM Co. Ltd.*,1	69,000	377,425
Aeon Financial Service Co. Ltd.	30,000	698,120
AEON Mall Co. Ltd.	35,000	503,618
Air Water, Inc.	26,000	407,105
Alfresa Holdings Corp.	9,800	196,921
Amada Holdings Co. Ltd.[2]	111,300	1,164,257
Aozora Bank Ltd.[2]	89,000	327,058
Astellas Pharma, Inc.	33,900	476,958
Benesse Holdings, Inc.[1]	43,400	1,266,513
Bridgestone Corp.[2]	76,600	2,963,210
Calbee, Inc.	21,100	857,683
Canon, Inc.[2]	592,400	17,326,586
Citizen Holdings Co. Ltd.[1]	104,500	612,857
Credit Saison Co. Ltd.[1]	96,100	1,840,712
Dai Nippon Printing Co. Ltd.	38,000	371,786
Daiichi Sankyo Co. Ltd.	68,800	1,681,850
Dainippon Pharmaceutical Co. Ltd.[1]	20,600	275,506
Daiwa Securities Group, Inc.[2]	704,000	4,275,609
Denso Corp.	6,600	263,690
Eisai Co. Ltd.[1]	2,900	186,292
Electric Power Development Co. Ltd.	29,000	903,524
FamilyMart Co. Ltd.	11,600	631,241
FANUC Corp.	8,100	1,256,490
Fuji Electric Holdings Co. Ltd.[2]	363,000	1,620,536
Fujitsu Ltd.	205,000	752,951
Hamamatsu Photonics KK1	15,400	446,513
Hino Motors Ltd.	13,700	139,318
Hirose Electric Co. Ltd.[1]	9,400	1,193,553
Hisamitsu Pharmaceutical Co., Inc.	12,100	594,765
Hitachi Construction Machinery Co. Ltd.[1]	36,500	606,504
Hokuriku Electric Power Co.	38,400	518,256
Honda Motor Co. Ltd.	412,900	11,612,812
Hoya Corp.	98,400	3,940,624
Idemitsu Kosan Co. Ltd.	38,200	845,857
IHI Corp.	367,000	845,066
Iida Group Holdings Co. Ltd.[2]	65,900	1,295,084

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Isuzu Motors Ltd.	61,900	695,502
ITOCHU Techno-Solutions Corp.	31,300	635,414
Japan Airlines Co. Ltd.	6,000	222,914
Japan Exchange Group, Inc.	52,300	823,823
Japan Prime Realty Investment Corp.	129	580,136
Japan Retail Fund Investment Corp.	100	250,094
JGC Corp.[1]	68,000	1,204,060
JSR Corp.	80,900	1,156,475
JX Holdings, Inc.	267,800	1,184,461
Kajima Corp.	65,000	418,468
Kakaku.com, Inc.	9,600	179,820
Kamigumi Co. Ltd.	20,000	187,594
Kaneka Corp.	71,000	621,917
Kao Corp.	17,900	1,028,914
Kawasaki Heavy Industries Ltd.[1]	136,000	403,910
Keikyu Corp.	94,000	877,274
Kintetsu Group Holdings Co. Ltd.	107,000	452,538
Kirin Holdings Co. Ltd.	883,800	13,219,621
Kobe Steel Ltd.[1]	787,000	798,835
Konami Holdings Corp.	41,100	1,326,866
Konica Minolta, Inc.	268,000	2,438,195
Kose Corp.[1]	8,800	848,571
Kuraray Co. Ltd.	154,600	2,042,929
Kurita Water Industries Ltd.[1]	70,500	1,750,573
Lawson, Inc.	15,700	1,254,229
LIXIL Group Corp.[1]	176,000	3,807,820
Mabuchi Motor Co. Ltd.	3,400	179,586
Makita Corp.[1]	4,700	305,677
Marubeni Corp.[2]	508,700	2,802,153
Maruichi Steel Tube Ltd.[2]	25,100	757,246
Medipal Holdings Corp.	57,900	957,200
Miraca Holdings, Inc.	17,500	773,849
Mitsubishi Electric Corp.	366,000	4,120,940
Mitsubishi Logistics Corp.[1]	48,000	684,361
Mitsubishi Materials Corp.[1]	116,000	384,850
Mitsubishi Tanabe Pharma Corp.	61,000	1,125,404
Mitsubishi UFJ Financial Group, Inc.	35,200	172,063
Mitsubishi UFJ Lease & Finance Co. Ltd.	146,500	669,164
Mitsui & Co. Ltd.	68,100	858,610
Mizuho Financial Group, Inc.	486,600	767,401
Nabtesco Corp.	74,300	1,751,357

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(continued)
Namco Bandai Holdings, Inc.	47,700	1,049,041
NEC Corp.	361,000	916,071
NGK Insulators Ltd.	11,000	239,229
NGK Spark Plug Co. Ltd.[1]	39,600	837,778
NHK Spring Co. Ltd.	28,500	264,107
Nippon Electric Glass Co. Ltd.	127,000	698,261
Nippon Prologis REIT, Inc.	480	1,175,639
Nissin Foods Holdings Co. Ltd.	30,800	1,470,526
Nitto Denko Corp.	13,000	737,481
Nomura Real Estate Holdings, Inc.	47,500	903,571
Nomura Research Institute Ltd.	43,300	1,583,054
NSK Ltd.	40,000	370,677
NTT DoCoMo, Inc.	136,400	3,329,237
NTT Urban Development Corp.	15,600	153,068
OJI Paper Corp.	148,000	630,113
Olympus Corp.	169,793	6,933,746
Otsuka Corp.	7,200	360,000
Park24 Co. Ltd.	57,500	1,667,176
Rinnai Corp.	15,100	1,386,532
Sankyo Co. Ltd.	32,100	1,258,054
SBI Holdings, Inc.	140,200	1,531,132
Secom Co. Ltd.	10,400	825,451
Sega Sammy Holdings, Inc.[2]	121,300	1,370,325
Sekisui Chemical Co. Ltd.	51,200	667,429
Sekisui House Ltd.	18,700	339,465
Shikoku Electric Power Co., Inc.	54,100	690,995
Shin-Etsu Chemical Co. Ltd.	29,400	1,713,987
Shinsei Bank Ltd.	230,000	337,218
Shiseido Co. Ltd.	25,200	588,553
Showa Shell Sekiyu K.K.	120,300	1,297,974
SoftBank Group Corp.	51,200	2,881,444
Sony Financial Holdings, Inc.[1]	27,600	360,564
Sumitomo Corp.	470,900	5,178,130
Sumitomo Mitsui Trust Holdings, Inc.	371,000	1,201,566
Sumitomo Rubber Industries Ltd.	19,400	309,962
Suzuken Co. Ltd.	19,100	686,631
Taiheiyo Cement Corp.[1,2]	747,000	2,050,038
Taiyo Nippon Sanso Corp.	35,200	339,759
Takashimaya Co. Ltd.	60,000	455,075
Takeda Pharmaceutical Co. Ltd.[1,2]	405,100	20,034,175
Teijin Ltd.	256,000	955,188

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Japan—(concluded)
The Chugoku Electric Power Co., Inc.[1]	31,500	422,171
The Hiroshima Bank Ltd.	68,000	256,917
The Yokohama Rubber Co. Ltd.	27,900	492,970
THK Co. Ltd.[1]	26,000	535,395
Toho Gas Co. Ltd.[1]	93,000	655,545
Tokio Marine Holdings, Inc.	225,400	7,814,855
Tokyo Electron Ltd.	61,700	4,297,544
Tokyo Tatemono Co. Ltd.	17,700	242,543
TonenGeneral Sekiyu KK	186,000	1,830,282
Toshiba Corp.*,1	1,440,000	3,180,451
TOTO Ltd.[1]	9,200	329,004
Toyo Seikan Group Holdings, Ltd.	26,700	550,813
Toyo Suisan Kaisha Ltd.	39,500	1,447,838
Toyoda Gosei Co. Ltd.	42,700	823,099
Trend Micro, Inc.[1]	38,100	1,498,576
United Urban Investment Corp.	532	935,500
USS Co. Ltd.	40,400	665,992
Yamaha Motor Co. Ltd.[1]	61,000	1,061,194
Total Japan common stocks		215,832,903

Jersey—1.24%
Delphi Automotive PLC[1]	74,018	5,449,945
Experian PLC	31,110	568,660
Glencore PLC	229,354	545,912
Shire PLC[2]	89,312	5,560,533
Total Jersey common stocks		12,125,050

Netherlands—3.42%
Airbus Group SE1	10,428	652,075
ASML Holding N.V.[1]	8,913	861,373
ASML Holding N.V., NY Registered Shares[1]	49,414	4,773,392
Boskalis Westminster	6,697	279,168
Core Laboratories N.V.[1]	41,913	5,602,092
ING Groep N.V.	144,006	1,763,543
Koninklijke Ahold N.V.[1]	480,699	10,458,067
Koninklijke Vopak N.V.[1]	40,623	2,206,922
Mobileye N.V.*,1	48,600	1,854,090
OCI N.V.*	55,308	1,093,400
Randstad Holding N.V.	7,132	383,050
STMicroelectronics N.V.	162,602	998,710

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Unilever N.V.[1]	58,526	2,571,039
Total Netherlands common stocks		33,496,921

New Zealand—0.65%
Auckland International Airport Ltd.	413,865	1,777,234
Contact Energy Ltd.	71,383	253,203
Fletcher Building Ltd.	339,630	1,977,803
Meridian Energy Ltd.	383,112	708,896
Ryman Healthcare Ltd.	190,862	1,190,096
Spark New Zealand Ltd.	174,868	452,997
Total New Zealand common stocks		6,360,229

Norway—0.41%
DnB NOR ASA	140,803	1,802,913
Orkla ASA[1]	179,411	1,566,422
Yara International ASA	16,101	644,692
Total Norway common stocks		4,014,027

Portugal—0.33%
Banco Comercial Portugues SA*,1	6,002,758	266,003
Galp Energia, SGPS SA	17,943	246,445
Jeronimo Martins, SGPS SA1	166,486	2,724,172
Total Portugal common stocks		3,236,620

Singapore—2.97%
Ascendas Real Estate Investment Trust	296,100	541,626
CapitaLand Commercial Trust	770,500	819,285
CapitaLand Mall Trust	152,800	235,190
City Developments Ltd.	101,500	629,446
DBS Group Holdings Ltd.	83,500	948,715
Hutchison Port Holdings Trust[1]	1,557,000	692,865
SembCorp Industries Ltd.[1]	1,290,900	2,774,065
Singapore Exchange Ltd.	245,300	1,373,468
Singapore Press Holdings Ltd.[1]	387,600	1,170,135
Singapore Telecommunications Ltd.	3,006,700	8,629,856
StarHub Ltd.	392,200	965,299
Suntec Real Estate Investment Trust	251,600	315,237
United Overseas Bank Ltd.	699,032	9,667,989

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Singapore—(concluded)
UOL Group Ltd.	79,100	361,136
Total Singapore common stocks		29,124,312

South Korea—0.95%
NAVER Corp.	15,719	9,339,795

Spain—6.28%
Abertis Infraestructuras SA1	266,638	4,495,748
Amadeus IT Holding SA	57,051	2,596,066
Banco Santander SA	1,799,487	9,109,485
Bankinter SA	119,781	912,906
Distribuidora Internacional de Alimentacion SA1	394,085	2,186,744
Enagas SA2	137,998	4,203,980
Endesa SA	79,561	1,670,343
Ferrovial SA	124,356	2,675,581
Gas Natural SDG, SA	13,784	286,705
Grifols SA, ADR	544,674	8,562,275
Iberdrola SA	1,911,611	13,579,880
Industria de Diseno Textil SA1	6,995	224,550
Mapfre SA	535,541	1,371,466
Repsol SA	12,571	164,744
Telefonica SA	846,793	9,232,728
Zardoya Otis SA	19,231	204,130
Total Spain common stocks		61,477,331

Sweden—3.03%
Alfa Laval AB1	27,667	436,170
Getinge AB, B Shares	31,211	659,942
Husqvarna AB, B Shares	85,710	683,080
Investment AB Kinnevik, B Shares	28,513	820,191
Securitas AB, B Shares[1]	37,835	597,411
Skandinaviska Enskilda Banken AB, Class A	32,986	315,054
Svenska Handelsbanken AB1,2	339,838	4,523,866
Swedbank AB, A Shares	170,934	3,686,689
Swedish Match AB1	58,408	1,852,514
Telefonaktiebolaget LM Ericsson, B Shares	603,560	4,885,330
Telia Co. AB1	2,347,452	11,210,428
Total Sweden common stocks		29,670,675

Switzerland—12.19%
ABB Ltd.*	654,310	13,832,385

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Adecco SA	48,399	3,115,437
Aryzta AG	7,015	272,395
Cie Financiere Richemont SA2	26,595	1,768,749
Coca-Cola HBC AG*	63,777	1,304,630
Credit Suisse Group AG	167,375	2,542,118
EMS-Chemie Holding AG1	2,201	1,088,110
Geberit AG2	16,294	6,255,687
Julius Baer Group Ltd.*	191,619	8,191,697
Nestle SA2	258,710	19,282,565
Novartis AG2	166,913	12,736,403
Partners Group Holding AG2	1,425	586,756
Roche Holding AG2	54,282	13,721,865
Sika AG	511	2,174,933
Sonova Holding AG	9,124	1,219,323
Swiss Prime Site AG*,2	37,219	3,260,979
Swiss Re AG	12,692	1,125,914
Swisscom AG2	9,214	4,672,794
Syngenta AG	32,989	13,205,229
Zurich Insurance Group AG	40,323	9,024,651
Total Switzerland common stocks		119,382,620

Taiwan—1.01%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,019,000	4,739,094
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	218,110	5,145,215
Total Taiwan common stocks		9,884,309

United Kingdom—20.09%
3i Group PLC	343,886	2,379,695
Aberdeen Asset Management PLC	129,797	566,493
Admiral Group PLC[2]	61,165	1,659,625
AMEC PLC	592,969	4,279,234
ARM Holdings PLC	852,715	11,680,737
Ashtead Group PLC	15,334	203,328
Associated British Foods PLC	10,692	478,677
AstraZeneca PLC	24,429	1,402,078
BAE Systems PLC	29,680	206,990
Barratt Developments PLC	107,699	837,966
BP PLC	1,756,410	9,591,846
British American Tobacco PLC[2]	70,572	4,299,951
BT Group PLC	146,686	949,912
Bunzl PLC	60,831	1,812,330

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United Kingdom—(continued)
Burberry Group PLC	60,347	1,048,413
Capita PLC	12,983	189,891
Centrica PLC	512,410	1,784,921
Compass Group PLC	54,413	969,173
Croda International PLC	187,070	8,230,192
Diageo PLC	9,513	256,593
Direct Line Insurance Group PLC	247,022	1,306,229
easyJet PLC	87,868	1,891,161
G4S PLC	2,612,363	7,191,335
GKN PLC	887,753	3,615,132
GlaxoSmithKline PLC[2]	810,035	17,268,482
Hammerson PLC	122,205	1,043,683
Hargreaves Lansdown PLC	555,913	10,445,828
HSBC Holdings PLC[2]	386,742	2,557,025
ICAP PLC	216,522	1,482,200
IMI PLC	96,092	1,312,786
Inmarsat PLC	16,089	218,511
Intertek Group PLC	14,427	686,576
Investec PLC	34,612	264,499
Kingfisher PLC	1,294,822	6,884,735
Land Securities Group PLC	11,667	192,975
Lloyds Banking Group PLC	9,787,212	9,591,408
Mondi PLC	52,257	998,728
National Grid PLC	807,213	11,497,376
Next PLC[2]	41,406	3,076,446
Pearson PLC	442,683	5,206,955
Prudential PLC	13,410	264,030
Reckitt Benckiser Group PLC[2]	56,287	5,472,503
Rexam PLC	58,361	532,964
Royal Dutch Shell PLC, A Shares[3]	73,434	1,909,371
Royal Dutch Shell PLC, A Shares[4]	5,390	141,952
Royal Dutch Shell PLC, B Shares	596,365	15,562,834
Royal Mail PLC	64,061	455,752
RSA Insurance Group PLC	53,309	357,604
Segro PLC	76,711	468,185
Sky PLC[2]	303,144	4,156,984
Smith & Nephew PLC	25,107	424,080
Smiths Group PLC	25,721	416,411
Sports Direct International PLC*	154,301	868,461
Taylor Wimpey PLC	612,266	1,648,772
Tesco PLC*	4,068,767	10,231,487

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
The Sage Group PLC	66,093	571,705
Unilever PLC	241,252	10,767,283
Vodafone Group PLC	843,913	2,702,921
Whitbread PLC	4,279	242,088
Total United Kingdom common stocks		196,755,502

United States—1.07%
Lululemon Athletica, Inc.*,1	159,424	10,450,243
Total common stocks (cost—$1,082,506,236)		1,086,378,353

Preferred stocks—0.09%
Germany—0.09%
FUCHS PETROLUB SE	7,959	340,433
Henkel AG & Co. KGaA Vorzug	5,155	588,385
Total preferred stocks (cost—$910,704)		928,818

Face amount ($)
Repurchase agreement—0.55%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $5,359,543 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—5,482,530); proceeds: $5,375,004 (cost—$5,375,000)	5,375,000	5,375,000

	Number of shares
Investment of cash collateral from securities loaned—4.00%
Money market fund—4.00%
UBS Private Money Market Fund LLC[5] (cost—$39,121,091)	39,121,091	39,121,091
Total investments before investments sold short (cost—$1,127,913,031)[6]—115.59%		1,131,803,262

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(12.28)%
Common stocks—(12.28)%
Australia—(0.52)%
CIMIC Group Ltd.	(11,469)	(312,105)
Insurance Australia Group Ltd.	(203,288)	(891,869)
National Australia Bank Ltd.	(72,989)	(1,508,968)
Vocus Communications Ltd.	(47,226)	(309,888)
Woodside Petroleum Ltd.	(97,505)	(2,101,069)
		(5,123,899)
Bermuda—(0.09)%
Cheung Kong Infrastructure Holdings Ltd.	(97,000)	(917,241)

Denmark—(0.26)%
AP Moller - Maersk A/S, Class B	(353)	(496,395)
Genmab A/S	(8,998)	(1,333,150)
Vestas Wind Systems A/S	(10,238)	(732,445)
		(2,561,990)
Finland—(0.03)%
Metso Oyj	(11,062)	(265,871)

France—(0.86)%
Arkema SA	(3,343)	(266,728)
CNP Assurances	(107,375)	(1,827,648)
Electricite de France (EDF)	(128,745)	(1,849,378)
Klepierre	(49,555)	(2,330,718)
Peugeot SA	(24,094)	(387,761)
Vivendi SA	(38,085)	(730,891)
Zodiac SA	(45,285)	(1,061,703)
		(8,454,827)
Germany—(0.11)%
Deutsche Telekom AG	(30,854)	(540,010)
Fresenius Medical Care AG & Co. KGaA	(1,766)	(153,178)
Merck KGaA	(4,112)	(386,422)
		(1,079,610)
Hong Kong—(0.73)%
Cathay Pacific Airways Ltd.	(656,000)	(1,048,666)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Hong Kong—(concluded)
MTR Corp. Ltd.	(444,500)	(2,200,467)
PCCW Ltd.	(866,000)	(587,240)
SJM Holdings Ltd.	(1,034,000)	(695,829)
Swire Pacific Ltd.	(83,500)	(907,995)
The Bank of East Asia Ltd.	(308,827)	(1,124,723)
Wheelock & Co. Ltd.	(125,000)	(580,129)
		(7,145,049)
Italy—(0.09)%
Luxottica Group SpA	(16,046)	(874,026)

Japan—(5.33)%
ANA Holdings, Inc.	(283,000)	(819,211)
Asahi Glass Co. Ltd.	(170,000)	(1,036,936)
Central Japan Railway Co.	(27,600)	(5,041,410)
Chubu Electric Power Co., Inc.	(20,300)	(276,740)
Daiwa House Industry Co. Ltd.	(25,600)	(712,902)
Don Quijote Holdings Co. Ltd.	(10,100)	(377,326)
East Japan Railway Co.	(11,300)	(1,043,338)
GungHo Online Entertainment, Inc.	(251,300)	(680,211)
Hitachi Metals Ltd.	(30,400)	(325,714)
Inpex Corp.	(156,300)	(1,304,752)
Japan Airport Terminal Co. Ltd.	(10,100)	(381,123)
Japan Post Bank Co. Ltd.	(52,500)	(663,651)
Japan Post Holdings Co. Ltd.	(115,800)	(1,616,194)
Keyence Corp.	(1,800)	(1,136,165)
M3, Inc.	(15,300)	(432,829)
MEIJI Holdings Co. Ltd.	(17,400)	(1,403,120)
Mitsubishi Corp.	(51,400)	(899,983)
Mitsubishi Estate Co. Ltd.	(75,000)	(1,495,066)
Nexon Co. Ltd.	(29,000)	(453,534)
NH Foods Ltd.	(47,000)	(1,073,844)
NIDEC Corp.	(49,700)	(3,823,257)
Nikon Corp.	(46,500)	(704,055)
Nippon Paint Co. Ltd.	(33,800)	(937,759)
Nippon Steel & Sumitomo Metal Corp.	(39,600)	(870,530)
Nippon Telegraph & Telephone Corp.	(28,600)	(1,307,429)
Nippon Yusen Kabushiki Kaisha	(376,000)	(766,842)
Nitori Holdings Co. Ltd.	(8,400)	(811,579)
Nomura Real Estate Master Fund, Inc.	(218)	(348,103)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Japan—(concluded)
Olympus Corp.	(26,400)	(1,078,083)
Oriental Land Co. Ltd.	(48,100)	(3,435,714)
Osaka Gas Co. Ltd.	(157,000)	(585,504)
Otsuka Holdings Co. Ltd.	(14,700)	(593,526)
Seiko Epson Corp.	(32,100)	(556,923)
Shimano, Inc.	(15,400)	(2,327,368)
SMC Corp.	(3,600)	(925,207)
Sony Corp.	(23,900)	(624,006)
Sumitomo Metal Mining Co. Ltd.	(15,000)	(176,504)
Sumitomo Realty & Development Co. Ltd.	(66,000)	(2,012,876)
Suruga Bank Ltd.	(7,500)	(152,256)
Taisho Pharmaceutical Holdings Co. Ltd.	(3,600)	(304,511)
TDK Corp.	(12,400)	(766,842)
The Bank of Kyoto Ltd.	(25,000)	(175,752)
The Dai-ichi Life Insurance Co. Ltd.	(151,300)	(1,946,708)
Tokyo Gas Co. Ltd.	(211,000)	(961,993)
Tokyu Corp.	(167,000)	(1,489,502)
Tokyu Fudosan Holdings Corp.	(145,700)	(1,037,976)
Toyota Industries Corp.	(7,200)	(329,210)
West Japan Railway Co.	(6,900)	(433,066)
Yamada Denki Co. Ltd.	(48,900)	(252,773)
Yamaguchi Financial Group, Inc.	(130,000)	(1,252,350)
		(52,162,253)
Mauritius—(0.09)%
Golden Agri-Resources Ltd.	(2,799,400)	(832,628)

Netherlands—(0.80)%
Aegon N.V.	(120,881)	(693,735)
CNH Industrial N.V.	(617,731)	(4,739,132)
Fiat Chrysler Automobiles N.V.	(32,248)	(258,849)
Koninklijke KPN N.V.	(553,063)	(2,175,334)
		(7,867,050)
Norway—(0.07)%
Statoil ASA	(37,559)	(663,779)

Singapore—(0.23)%
Jardine Cycle & Carriage Ltd.	(77,200)	(2,216,949)

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Common stocks—(concluded)
Spain—(0.55)%
Banco Popular Espanol SA	(980,743)	(2,667,125)
CaixaBank SA	(894,375)	(2,692,371)
		(5,359,496)
Sweden—(0.51)%
Hennes & Mauritz AB, B Shares	(32,220)	(1,145,491)
Lundin Petroleum AB	(61,121)	(1,144,718)
Sandvik AB	(53,543)	(549,402)
Svenska Cellulosa AB SCA, Class B	(67,453)	(2,124,272)
		(4,963,883)
Switzerland—(0.87)%
Dufry AG	(12,159)	(1,599,568)
Galenica AG	(1,009)	(1,474,636)
Swiss Life Holding AG*	(21,038)	(5,309,392)
The Swatch Group AG	(454)	(155,041)
		(8,538,637)
United Kingdom—(1.14)%
Aggreko PLC	(13,588)	(215,814)
Anglo American PLC	(99,216)	(1,106,697)
Antofagasta PLC	(246,889)	(1,743,106)
Aviva PLC	(46,995)	(296,915)
Fresnillo PLC	(127,595)	(2,075,028)
London Stock Exchange Group PLC	(65,303)	(2,588,678)
RELX PLC	(31,333)	(553,965)
Rio Tinto PLC	(64,422)	(2,165,467)
Tate & Lyle PLC	(50,870)	(437,053)
		(11,182,723)
Total investments sold short (proceeds—$116,588,742)		(120,209,911)
Liabilities in excess of other assets—(3.31)%		(32,414,971)

Net assets—100.00%		$979,178,380

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

PACE Select Advisors Trust

PACE International Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$88,479,299
Gross unrealized depreciation	(84,589,068)
Net unrealized appreciation	$3,890,231

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	1,086,378,353	—	—	1,086,378,353
Preferred stocks	928,818	—	—	928,818
Repurchase agreement	—	5,375,000	—	5,375,000
Investment of cash collateral from securities loaned	—	39,121,091	—	39,121,091
Total	1,087,307,171	44,496,091	—	1,131,803,262

Liabilities
Investments sold short	(120,209,911)	—	—	(120,209,911)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

1                 Security, or portion thereof, was on loan at April 30, 2016.

2                 Security, or portion thereof, pledged as collateral for investments sold short.

3                 Security is traded on the Amsterdam Exchange.

4                 Security is traded on the London Exchange.

5                 The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	29,746,054	410,701,553	401,326,516	39,121,091	39,441

6                 Includes $101,061,766 of investments on loan, at value plus accrued interest and dividends, if any. The portfolio includes non-cash collateral of $24,935,988 and cash collateral of $81,983,806 of which $42,862,715 was pledged back to State Street Bank and Trust Company for the financing of short sales.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders January 31, 2016

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2016

Common stocks
Aerospace & defense	0.29%
Airlines	0.59
Auto components	0.83
Automobiles	2.84
Banks	12.65
Beverages	2.70
Chemicals	1.76
Construction & engineering	0.68
Construction materials	0.30
Consumer finance	0.24
Diversified consumer services	0.49
Diversified financial services	1.43
Diversified telecommunication services	1.74
Electric utilities	1.01
Electrical equipment	0.37
Electronic equipment, instruments & components	1.75
Food & staples retailing	2.01
Food products	4.56
Gas utilities	0.05
Health care providers & services	1.53
Hotels, restaurants & leisure	1.86
Household durables	1.31
Household products	1.27
Independent power and renewable electricity producers	0.75
Industrial conglomerates	2.45
Insurance	2.78
Internet software & services	4.93
IT services	2.73
Media	1.00
Metals & mining	1.95
Multi-utilities	0.53
Multiline retail	1.00
Oil, gas & consumable fuels	5.94
Paper & forest products	0.51
Personal products	0.87
Pharmaceuticals	1.88
Real estate investment trusts	1.39
Real estate management & development	2.45

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2016

Common stocks—(concluded)
Semiconductors & semiconductor equipment	9.99
Specialty retail	1.14
Technology hardware, storage & peripherals	1.35
Textiles, apparel & luxury goods	0.42
Thrifts & mortgage finance	1.07
Tobacco	0.36
Trading companies & distributors	0.34
Transportation infrastructure	1.97
Wireless telecommunication services	5.54
Total common stocks	95.60
Preferred stocks
Automobiles	0.18
Banks	0.96
Metals & mining	0.54
Oil, gas & consumable fuels	0.44
Paper & forest products	0.29
Total preferred stocks	2.41
Warrants	0.00
Investment company	0.25
Repurchase agreement	1.71
Investment of cash collateral from securities loaned	—
Money market fund	2.38
Total investments	102.35
Liabilities in excess of other assets	(2.35)
Net assets	100.00%

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—95.60%
Bermuda—1.44%
Credicorp Ltd.[1]	28,612	4,160,757
GOME Electrical Appliances Holding Ltd.	5,873,000	757,132
Huabao International Holdings Ltd.*	1,753,000	691,537
Total Bermuda common stocks		5,609,426

Brazil—5.15%
AMBEV SA	321,900	1,814,826
AMBEV SA, ADR	588,915	3,292,035
BB Seguridade Participacoes SA	234,500	2,045,504
BRF SA	86,800	1,241,713
Cielo SA	234,264	2,281,848
Companhia de Concessoes Rodoviarias (CCR)	541,500	2,547,494
Embraer SA	185,200	1,107,673
Fibria Celulose SA	110,300	974,315
Hypermarcas SA	63,800	562,824
JBS SA	538,700	1,415,962
Kroton Educacional SA	376,000	1,399,375
Lojas Renner SA	90,195	544,697
Ultrapar Participacoes SA	39,400	829,643
Total Brazil common stocks		20,057,909

British Virgin Islands—0.39%
Mail.ru Group Ltd., GDR*	74,288	1,504,332

Cayman Islands—9.23%
Alibaba Group Holding Ltd., ADR*	35,906	2,762,608
Baidu, Inc., ADR*	12,427	2,414,566
Belle International Holdings Ltd.	2,170,976	1,332,213
China Resources Land Ltd.	522,000	1,289,371
Ctrip.com International Ltd., ADR*	19,942	869,671
Dali Foods Group Co. Ltd.*,1,2	1,907,000	1,184,976
ENN Energy Holdings Ltd.	38,000	185,912
Evergrande Real Estate Group Ltd.[1]	1,477,000	1,096,768
GCL-Poly Energy Holdings Ltd.[1]	5,167,000	772,695
Geely Automobile Holdings Ltd.	3,590,000	1,791,089
Golden Eagle Retail Group Ltd.[1]	859,000	990,017
Hengan International Group Co. Ltd.	252,000	2,267,607
NetEase, Inc., ADR	10,122	1,424,165
Sands China Ltd.	393,200	1,409,192
Shimao Property Holdings Ltd.	539,000	747,675
Sino Biopharmaceutical Ltd.	1,386,000	986,312

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Cayman Islands—(concluded)
TAL Education Group, ADR*	8,693	502,977
Tencent Holdings Ltd.	465,400	9,533,713
Want Want China Holdings Ltd.[1]	2,375,000	1,827,889
WH Group Ltd.*	2,294,000	1,857,226
Zhen Ding Technology Holding Ltd.	318,000	669,463
Total Cayman Islands common stocks		35,916,105

Chile—0.61%
Banco Santander Chile, ADR	70,541	1,368,495
Cia Cervecerias Unidas SA	89,563	1,005,402
Total Chile common stocks		2,373,897

China—5.83%
Air China Ltd., Class H	1,520,000	1,156,132
Bank of Communications Co. Ltd., Class H	2,396,000	1,516,632
China Bluechemical Ltd., Class H	2,142,000	497,054
China CITIC Bank, Class H*	2,812,000	1,769,078
China Construction Bank Corp., Class H	2,865,000	1,843,049
China Everbright Bank Co. Ltd.	1,747,000	795,023
China Minsheng Banking Corp. Ltd., Class H	1,359,500	1,281,175
Chongqing Rural Commercial Bank, Class H1	2,338,000	1,232,763
Guangzhou Automobile Group Co. Ltd., Class H	1,204,000	1,401,606
Guangzhou R&F Properties Co. Ltd., Class H	802,800	1,123,955
Industrial & Commercial Bank of China Ltd., Class H	3,581,000	1,943,561
Jiangsu Expressway Co. Ltd., Class H	1,376,000	1,812,930
Jiangxi Copper Co. Ltd., Class H	717,000	877,197
PICC Property & Casualty Co. Ltd., Class H	776,000	1,420,567
Ping An Insurance (Group) Co. of China Ltd., Class H	423,500	2,000,964
Shanghai Pharmaceuticals Holding Co. Ltd.	474,700	1,009,753
The People’s Insurance Co. Group of China Ltd.	2,162,000	875,180
Zhuzhou CSR Times Electric Co. Ltd., Class H	24,500	140,079
Total China common stocks		22,696,698

Czech Republic—0.17%
Komercni Banka A.S.	3,219	662,223

Egypt—0.20%
Commercial International Bank Egypt SAE, GDR	210,712	785,956

Hong Kong—5.45%
Beijing Enterprises Holdings Ltd.	323,500	1,693,215

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Hong Kong—(concluded)
China Everbright Ltd.	412,000	817,956
China Mobile Ltd.	692,500	7,941,043
China Overseas Land & Investment Ltd.	814,000	2,597,236
China Resources Power Holdings Co. Ltd.	1,716,911	2,908,405
China Taiping Insurance Holdings Co. Ltd.*	362,800	743,663
CITIC Ltd.	1,029,000	1,506,973
CNOOC Ltd.	2,411,000	3,002,522
Total Hong Kong common stocks		21,211,013

Hungary—0.72%
OTP Bank PLC	71,763	1,900,476
Richter Gedeon Nyrt	45,998	914,077
Total Hungary common stocks		2,814,553

India—9.40%
Asian Paints Ltd.	71,607	935,166
Axis Bank Ltd.	290,196	2,066,766
Bajaj Auto Ltd.	92,987	3,493,426
Bharat Petroleum Corp. Ltd.	70,863	1,044,837
Bharti Infratel Ltd.	171,827	971,303
Cairn India Ltd.	650,002	1,422,400
Dr Reddy’s Laboratories Ltd., ADR[1]	18,383	838,265
HDFC Bank Ltd.	102,823	1,755,339
Hero Honda Motors Ltd.	21,479	938,237
Hindustan Petroleum Corp. Ltd.	106,457	1,338,135
Hindustan Unilever Ltd.	111,031	1,452,794
Housing Development Finance Corp.	193,232	3,170,863
Indiabulls Housing Finance Ltd.	96,263	1,006,096
Infosys Ltd.	182,234	3,319,115
Infosys Ltd., ADR[1]	177,227	3,331,868
Larsen & Toubro Ltd.	79,058	1,495,344
Maruti Suzuki India Ltd.	8,745	500,290
Reliance Industries Ltd., GDR[2]	70,889	2,098,314
Sun Pharmaceutical Industries Ltd.	78,631	961,757
Tata Motors Ltd.*	295,800	1,821,045
Wipro Ltd., ADR[1]	140,718	1,709,724
Zee Entertainment Enterprises Ltd.	145,893	912,573
Total India common stocks		36,583,657

Indonesia—2.09%
PT Astra International Tbk	937,500	478,063

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Indonesia—(concluded)
PT Bank Mandiri (Persero) Tbk	1,910,300	1,397,816
PT Bank Rakyat Indonesia (Persero) Tbk	4,746,600	3,725,152
PT Hanjaya Mandala Sampoerna TBK	54,900	415,767
PT Kalbe Farma Tbk	5,824,800	607,302
Telekomunikasi Indonesia Persero Tbk PT	3,536,600	951,997
Unilever Indonesia Tbk PT	167,000	539,128
Total Indonesia common stocks		8,115,225

Kazakhstan—0.10%
KazMunaiGas Exploration Production, GDR[3]	28,996	194,853
KazMunaiGas Exploration Production, GDR[4]	30,021	201,741
Total Kazakhstan common stocks		396,594

Malaysia—2.79%
AMMB Holdings Berhad	1,308,300	1,517,112
Genting Malaysia Berhad	1,315,900	1,505,714
IHH Healthcare Berhad	839,100	1,406,913
Malayan Banking Berhad	831,568	1,900,910
Public Bank Berhad	504,800	2,416,424
Tenaga Nasional Berhad	570,700	2,097,850
Total Malaysia common stocks		10,844,923

Mexico—5.31%
America Movil SA de C.V., Series L	2,542,735	1,800,125
Arca Continental SAB de C.V.	370,080	2,552,862
Compartamos SAB de C.V1	471,100	934,826
Fibra Uno Administracion SA de C.V.	1,342,700	3,189,611
Fomento Economico Mexicano SAB de C.V., ADR	11,047	1,029,691
Gruma SAB de C.V., Series B	62,611	912,636
Grupo Aeroportuario del Pacifico SA de C.V., ADR[1]	6,400	604,288
Grupo Aeroportuario del Pacifico SAB de C.V.[1]	117,191	1,106,543
Grupo Financiero Banorte SAB de C.V., Series O	255,777	1,454,264
Grupo Financiero Inbursa SAB de C.V., Class O	367,800	720,864
Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR[1]	147,200	1,345,408
Kimberly-Clark de Mexico SA de C.V., Series A	793,700	1,886,835
Wal-Mart de Mexico SAB de C.V.	1,268,603	3,135,257
Total Mexico common stocks		20,673,210

Netherlands—0.62%
Steinhoff International Holdings N.V.	298,338	1,864,396

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Yandex N.V.*	26,796	548,514
Total Netherlands common stocks		2,412,910

Philippines—0.79%
Philippine Long Distance Telephone Co., ADR	56,050	2,068,245
SM Prime Holdings, Inc.	1,031,200	498,143
Universal Robina Corp.	110,100	489,359
Total Philippines common stocks		3,055,747

Poland—0.95%
KGHM Polska Miedz SA	59,279	1,154,845
Polski Koncern Naftowy Orlen SA	82,215	1,480,837
Powszechny Zaklad Ubezpieczen SA	118,090	1,067,991
		3,703,673
Qatar—0.85%
Qatar Electricity & Water Co.	36,078	2,069,586
Qatar National Bank	31,247	1,236,179
Total Qatar common stocks		3,305,765

Romania—0.11%
Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR[5]	71,870	428,345

Russia—2.66%
Gazprom PAO, ADR[3]	427,028	2,206,881
Gazprom PAO, ADR[4]	579,123	3,005,648
Lukoil PJSC, ADR[3]	27,722	1,178,185
Lukoil PJSC, ADR[4]	5,378	227,947
Magnit PJSC, GDR	41,991	1,452,889
MMC Norilsk Nickel PJSC, ADR	49,766	734,048
Tatneft PAO ADR	49,250	1,543,987
Total Russia common stocks		10,349,585

South Africa—5.44%
Discovery Ltd.[1]	172,450	1,541,180
FirstRand Ltd.	448,235	1,440,561
Growthpoint Properties Ltd.	612,501	1,082,131
MTN Group Ltd.	116,740	1,222,407
Naspers Ltd., N Shares	21,828	2,995,022
Netcare Ltd.	668,887	1,703,788

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Africa—(concluded)
Redefine Properties Ltd.	1,338,117	1,155,263
Sappi Ltd.*	234,854	1,017,930
The Bidvest Group Ltd.	133,720	3,393,714
The Foschini Group Ltd.	101,581	1,089,292
Truworths International Ltd.[1]	166,481	1,243,293
Vodacom Group Ltd.	156,980	1,825,060
Woolworths Holdings Ltd.	225,103	1,448,635
Total South Africa common stocks		21,158,276

South Korea—13.72%
Amorepacific Corp.	1,519	543,262
CJ CheilJedang Corp.	4,573	1,525,136
Coway Co. Ltd.	12,206	1,056,268
Dongbu Insurance Co. Ltd.	18,414	1,132,896
E-Mart Inc.	7,388	1,189,835
Hankook Tire Co. Ltd.	4,456	207,665
Hite Jinro Co. Ltd.	33,252	815,687
Hyosung Corp.	16,146	1,735,901
Hyundai Mobis	13,281	3,036,423
Industrial Bank of Korea	139,507	1,487,634
Kangwon Land, Inc.	47,380	1,773,527
Kia Motors Corp.	15,291	642,829
Korea Electric Power Corp. (KEPCO)	33,924	1,840,006
KT&G Corp.	9,122	984,734
LG Chem Ltd.	5,562	1,449,810
LG Display Co. Ltd.	56,208	1,179,016
LG Household & Health Care Ltd.	1,207	1,066,745
LG International Corp.[1]	39,819	1,324,504
LG Uplus Corp.	99,740	980,418
Lotte Chemical Corp.	6,036	1,549,526
Lotte Shopping Co. Ltd.	3,814	910,486
NAVER Corp.	1,696	1,007,716
Samsung Electronics Co. Ltd.	13,704	14,974,092
Shinhan Financial Group Co. Ltd.	41,973	1,539,821
SK Energy Co. Ltd.	13,811	1,878,800
SK Hynix, Inc.	107,419	2,653,892
SK Telecom Co. Ltd.	16,240	2,936,142
Woori Bank	125,867	1,159,912

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
South Korea—(concluded)
Yuhan Corp.	3,220	825,206
Total South Korea common stocks		53,407,889

South Korea—0.76%
GS Engineering & Construction Corp.*,1	41,740	1,135,633
POSCO	8,587	1,812,509
Total South Korea common stocks		2,948,142

Switzerland—0.15%
Cie Financiere Richemont SA	88,585	588,938

Taiwan—11.53%
Advanced Semiconductor Engineering, Inc.	1,281,000	1,205,418
Asustek Computer, Inc.	184,000	1,617,338
Cheng Uei Precision Industry Co. Ltd.	624,000	802,902
Chinatrust Financial Holding Co. Ltd.	2,036,050	1,035,290
Chunghwa Telecom Co. Ltd.	907,000	3,065,234
Compal Electronics, Inc.	1,643,000	967,879
HON Hai Precision Industry Co. Ltd.	1,325,688	3,169,024
King Yuan Electronics Co. Ltd.	1,598,000	1,412,055
Largan Precision Co. Ltd.	14,000	985,335
MediaTek, Inc.	252,000	1,797,042
Mega Financial Holding Co. Ltd.	2,208,118	1,567,789
Novatek Microelectronics Corp.	334,000	1,170,186
Pegatron Corp.	391,000	827,994
POU Chen Corp.	822,000	1,037,280
Powertech Technology, Inc.	526,000	1,066,580
Quanta Computer, Inc.	588,000	948,005
Taiwan Mobile Co. Ltd.	846,000	2,793,508
Taiwan Semiconductor Manufacturing Co. Ltd.	2,228,156	10,362,552
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,717	3,461,054
Teco Electric and Machinery Co. Ltd.	1,638,000	1,295,042
Uni-President Enterprises Corp.	1,884,986	3,401,426
Wistron Corp.	1,490,000	882,368
Total Taiwan common stocks		44,871,301

Thailand—1.70%
Airports of Thailand PCL	80,400	902,285
Bangkok Dusit Medical Services PCL	1,067,700	727,491
CP ALL PCL	774,400	1,014,280
PTT Public Co. Ltd.	53,300	463,876

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Thailand—(concluded)
Thai Union Group PCL	2,766,300	1,639,348
The Siam Cement PCL	83,300	1,168,537
TMB Bank PCL	10,982,100	716,839
Total Thailand common stocks		6,632,656

Turkey—4.39%
Arcelik AS	150,483	1,010,570
BIM Birlesik Magazalar A.S.	47,337	1,042,158
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	1,094,771	1,827,227
Haci Omer Sabanci Holding AS	498,701	1,800,172
Koc Holding A.S.	562,332	2,940,285
Koza Altin Isletmeleri AS	179,308	1,172,744
Tupras-Turkiye Petrol Rafinerileri A.S.	21,439	565,858
Turk Hava Yollari Anonim Ortakligi (THY)*	456,772	1,126,421
Turk Telekomunikasyon A.S.	726,121	1,754,317
Turkiye Garanti Bankasi A.S.	487,631	1,502,280
Turkiye Vakiflar Bankasi T.A.O., Class D	672,627	1,187,554
Vestel Elektronik Sanayi ve Ticaret A.S.*	452,907	1,171,925
Total Turkey common stocks		17,101,511

United Arab Emirates—1.19%
DP World Ltd.	36,959	698,525
Emaar Malls Group PJSC	654,807	517,014
Emaar Properties PJSC	905,120	1,675,738
First Gulf Bank PJSC	498,083	1,756,153
Total United Arab Emirates common stocks		4,647,430

United Kingdom—0.87%
Mediclinic International PLC*	83,675	1,104,773
Unilever PLC	50,790	2,266,801
Total United Kingdom common stocks		3,371,574

United States—0.99%
Abbott Laboratories	56,029	2,179,528

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
Yum! Brands, Inc.	21,090	1,677,920
Total United States common stocks		3,857,448
Total common stocks (cost—$393,364,543)		372,086,911

Preferred stocks—2.41%
Brazil—2.23%
Gerdau SA	921,900	2,093,491
Itau Unibanco Holding SA	392,530	3,751,534
Petroleo Brasileiro SA, ADR*	572,500	1,702,893
Suzano Papel e Celulose SA	298,094	1,138,031
Total Brazil preferred stocks		8,685,949

South Korea—0.18%
Hyundai Motor Co.	7,868	689,848
Total preferred stocks (cost—$8,411,346)		9,375,797

Number of warrants
Warrants—0.00%†
Thailand—0.00%†
Jasmine International PCL, strike price $4.30, expires 07/05/20* (cost—$0)	1	0

Number of shares
Investment company—0.25%
iShares MSCI Emerging Markets Index Fund (cost—$1,019,250)	28,017	963,505

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount ($)	Value ($)
Repurchase agreement—1.71%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $6,621,902 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$6,773,857); proceeds: $6,641,006 (cost—$6,641,000)	6,641,000	6,641,000

	Number of shares
Investment of cash collateral from securities loaned—2.38%
Money market fund—2.38%
UBS Private Money Market Fund LLC [6] (cost—$9,279,202)	9,279,202	9,279,202
Total investments (cost—$418,715,341) [7]—102.35%		398,346,415
Liabilities in excess of other assets—(2.35)%		(9,133,151)
Net assets—100.00%		$389,213,264

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$21,933,845
Gross unrealized depreciation	(42,302,771)
Net unrealized depreciation	$(20,368,926)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	366,911,286	5,175,625	—	372,086,911
Preferred stocks	9,375,797	—	—	9,375,797
Warrants	0	—	—	0
Investment company	963,505	—	—	963,505
Repurchase agreement	—	6,641,000	—	6,641,000
Investment of cash collateral from securities loaned	—	9,279,202	—	9,279,202
Total	378,889,936	19,456,479	—	398,346,415

PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2016 (unaudited)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*                 Non-income producing security.

†                 Amount represents less than 0.005%

1                 Security, or portion thereof, was on loan at April 30, 2016.

2                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.84% of net assets as of April 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3                 Security is traded on the over-the-counter (“OTC”) market.

4                 Security is traded on the Turquoise Exchange.

5                 Illiquid investment as of April 30, 2016.

6                 The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to financial statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	24,172,620	83,878,245	98,771,663	9,279,202	11,645

7                 Includes $17,855,729 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes non-cash collateral of $9,683,592 and cash collateral of $9,279,202.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Industry diversification – (unaudited)

As a percentage of net assets as of April 30, 2016

Common stocks
Apartments	7.29%
Building-Heavy Construct	0.48
Diversified	20.02
Diversified operations	2.91
Health care	6.80
Hotels	2.70
Hotels & motels	2.54
Office property	14.98
Real estate management/service	10.36
Real estate operations/development	11.00
Regional malls	9.46
Shopping centers	4.46
Single Tenant	1.21
Warehouse/industrial	5.33
Total common stocks	99.54
Repurchase agreement	0.78
Total investments	100.32
Liabilities in excess of other assets	(0.32)
Net assets	100.00%

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—99.54%
Australia—8.31%
Dexus Property Group	714,096	4,571,747
Scentre Group	837,355	2,986,042
Vicinity Centres	593,100	1,497,199
Westfield Corp.	371,100	2,849,875
Total Australia common stocks		11,904,863

Austria—2.04%
CA Immobilien Anlagen AG *	153,100	2,924,124

Bermuda—2.98%
Hongkong Land Holdings Ltd.	671,400	4,263,390

Cayman Islands—0.38%
Soho China Ltd.	1,083,600	546,207

France—5.58%
Gecina SA	21,235	3,071,003
Unibail Rodamco	18,352	4,917,268
Total France common stocks		7,988,271

Germany—5.81%
Alstria Office REIT-AG *	248,892	3,491,175
Deutsche EuroShop AG	46,200	2,152,820
Vonovia SE	79,448	2,673,211
Total Germany common stocks		8,317,206

Hong Kong—3.83%
Swire Properties Ltd.	509,800	1,327,587
Wharf (Holdings) Ltd.	767,700	4,166,635
Total Hong Kong common stocks		5,494,222

Japan—9.51%
GLP J-REIT	1,240	1,531,353
Mitsubishi Estate Co. Ltd.	250,289	4,989,314
Mitsui Fudosan Co. Ltd.	121,100	3,101,480
Nippon Accommodations Fund, Inc.	432	1,863,609
Nippon Building Fund, Inc.	331	2,134,079
Total Japan common stocks		13,619,835

Jersey—1.47%
Atrium European Real Estate Ltd. *	497,555	2,107,985

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
New Zealand—0.75%
Precinct Properties New Zealand Ltd.	1,202,957	1,070,955

Singapore—1.72%
Global Logistic Properties Ltd.	1,728,800	2,461,726

United Kingdom—5.71%
Hammerson PLC	525,585	4,488,720
Land Securities Group PLC	223,600	3,698,395
Total United Kingdom common stocks		8,187,115

United States—51.45%
AvalonBay Communities, Inc.	18,800	3,323,652
Brandywine Realty Trust	184,100	2,752,295
Camden Property Trust	30,500	2,462,265
Care Capital Properties, Inc.	83,675	2,231,612
CBL & Associates Properties, Inc.	202,888	2,369,732
Corporate Office Properties Trust	70,600	1,813,008
CyrusOne, Inc.	64,400	2,841,972
DiamondRock Hospitality Co.	110,200	981,882
Equity Residential	19,300	1,313,751
Gramercy Property Trust	254,500	2,155,615
Hersha Hospitality Trust	42,700	823,683
Host Hotels & Resorts, Inc.	230,183	3,641,495
Hudson Pacific Properties, Inc.	60,800	1,778,400
Kilroy Realty Corp.	53,200	3,447,892
MGM Growth Properties LLC REIT, Class A *	64,500	1,423,515
Mid-America Apartment Communities, Inc.	15,539	1,487,238
Outfront Media, Inc.	183,773	3,986,036
Physicians Realty Trust	105,315	1,909,361
ProLogis, Inc.	71,761	3,258,667
SBA Communications Corp., Class A *	6,600	680,064
Simon Property Group, Inc.	55,602	11,185,454
SL Green Realty Corp.	37,000	3,887,960
Spirit Realty Capital, Inc.	151,400	1,730,502
Sunstone Hotel Investors, Inc.	50,214	643,241
Urban Edge Properties	28,600	741,884
Ventas, Inc.	43,500	2,702,220
Vornado Realty Trust	41,191	3,943,215
Welltower, Inc.	41,800	2,901,756

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United States—(concluded)
WP GLIMCHER, Inc.	124,220	1,303,068
Total United States common stocks		73,721,435
Total common stocks (cost—$141,241,584)		142,607,334

	Face amount ($)
Repurchase agreement—0.78%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $1,117,776 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$1,143,426); proceeds: $1,121,001 (cost—$1,121,000)	1,121,000	1,121,000
Total investments (cost—$142,362,584)—100.32%		143,728,334
Liabilities in excess of other assets—(0.32)%		(453,727)
Net assets—100.00%		$143,274,607

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,773,012
Gross unrealized depreciation	(7,407,262)
Net unrealized appreciation	$1,365,750

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	142,607,334	—	—	142,607,334
Repurchase agreement	—	1,121,000	—	1,121,000
Total	142,607,334	1,121,000	—	143,728,334

PACE Select Advisors Trust

PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2016 (unaudited)

At April 30, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*        Non-income producing security.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2016. The investment manager earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to Financial Statements in the most recent shareholder report for further information.

Security description	Value at 07/31/15($)	Purchases during the nine months ended 04/30/16($)	Sales during the nine months ended 04/30/16($)	Value at 04/30/16($)	Net income earned from affiliate for the nine months ended 04/30/16($)
UBS Private Money Market Fund LLC	1,874,653	16,161,634	18,036,287	—	2,251

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Common stocks
Aerospace & defense	0.26%
Air freight & logistics	0.23
Airlines	0.54
Auto components	0.35
Banks	2.47
Beverages	0.54
Biotechnology	1.81
Building products	0.59
Capital markets	0.84
Chemicals	0.89
Commercial services & supplies	0.28
Communications equipment	0.41
Construction & engineering	0.04
Construction materials	0.23
Containers & packaging	0.07
Diversified financial services	1.63
Diversified telecommunication services	0.59
Electric utilities	0.13
Electrical equipment	0.17
Energy equipment & services	0.16
Food & staples retailing	0.52
Food products	1.11
Health care equipment & supplies	0.29
Health care providers & services	0.91
Hotels, restaurants & leisure	1.82
Household durables	0.94
Industrial conglomerates	0.01
Insurance	1.10
Internet & catalog retail	0.52
Internet software & services	2.33
IT services	0.73
Leisure products	0.16
Machinery	0.04
Media	1.48
Metals & mining	0.24
Multi-utilities	0.10
Multiline retail	0.16
Oil, gas & consumable fuels	1.49
Personal products	0.17
Pharmaceuticals	1.38
Professional services	0.29
Real estate investment trusts	0.83
Real estate management & development	0.48
Road & rail	0.32
Semiconductors & semiconductor equipment	1.44
Software	2.40
Specialty retail	0.67
Technology hardware, storage & peripherals	0.43
Textiles, apparel & luxury goods	0.21
Tobacco	0.13
Transportation infrastructure	0.01
Wireless telecommunication services	0.66
Total common stocks	35.60

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Investment companies	8.20%
Warrants	0.02
US government obligations	8.39
Corporate notes
Agriculture	0.07
Apparel	0.01
Auto manufacturers	0.18
Banking-non-US	0.04
Banks	0.64
Chemicals	0.03
Commercial services	0.15
Diversified financial services	0.07
Electric	0.11
Electric utilities	0.08
Engineering & construction	0.09
Finance-captive automotive	0.01
Financial services	0.04
Food	0.02
Forest Products, Paper	0.02
Gas	0.03
Healthcare-services	0.01
Holding companies-divers	0.08
Insurance	0.20
International government obligations	0.01
Media	0.05
Mining	0.04
Oil & gas	0.05
Pharmaceuticals	0.05
Pipelines	0.06
Real estate	0.10
REITS	0.03
Savings & loans	0.06
Sovereign	0.02
Telecommunications	0.19
Transportation	0.01
Water	0.06
Total corporate notes	2.61

Non-US government obligations	2.60
Time deposits	13.87
Short-term US government obligations	21.53
Repurchase agreement	6.04
Options purchased
Call options purchased	0.05
Put options purchased	0.38
Total options purchased	0.43

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Investments sold short
Common stocks
Aerospace & defense	(0.11)%
Air freight & logistics	(0.03)
Banks	(0.59)
Biotechnology	(0.43)
Capital markets	(0.06)
Chemicals	(0.26)
Communications equipment	(0.03)
Construction materials	(0.05)
Consumer finance	(0.05)
Diversified telecommunication services	(0.06)
Energy equipment & services	(0.32)
Food & staples retailing	(0.06)
Independent power and renewable electricity producers	(0.09)
Insurance	(0.06)
Internet software & services	(0.07)
Machinery	(0.08)
Media	(0.02)
Metals & mining	(0.82)
Multi-utilities	(0.02)
Oil, gas & consumable fuels	(1.20)
Real estate investment trusts	(0.10)
Real estate management & development	(0.27)
Semiconductors & semiconductor equipment	(0.11)
Software	(0.43)
Specialty retail	(0.04)
Trading companies & distributors	0.00
Transportation infrastructure	(0.03)
Wireless telecommunication services	(0.06)
Investment companies	(2.35)
Total investments sold short	(7.80)
Other assets in excess of liabilities	8.51
Net assets	100.00%

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—35.60%
Australia—0.40%
Aurizon Holdings Ltd.	218,639	709,854
Coca-Cola Amatil Ltd.	16,371	107,050
Flight Centre Travel Group Ltd.	13,218	395,078
Qantas Airways Ltd.*	263,159	644,299
TABCORP Holdings Ltd.	362,109	1,219,710
Total Australia common stocks		3,075,991

Bermuda—0.52%
Bunge Ltd.	16,774	1,048,375
Invesco Ltd.	37,079	1,149,820
Kerry Properties Ltd.	345,500	942,042
Lazard Ltd., Class A	22,911	825,942
NWS Holdings Ltd.	28,000	42,666
Total Bermuda common stocks		4,008,845

Canada—0.96%
Africa Oil Corp.*	59,271	103,036
Alimentation Couche Tard, Inc., Class B	29,198	1,279,900
CCL Industries, Inc., Class B	2,600	476,090
Constellation Software, Inc.	4,700	1,836,772
Dollarama, Inc.	4,000	288,388
Element Financial Corp.	61,799	693,496
Empire Co. Ltd.	600	9,970
Fortis, Inc.	700	22,204
H&R Real Estate Investment Trust	74,300	1,298,044
RioCan Real Estate Investment Trust	37,800	821,857
Rogers Communications, Inc., Class B	2,600	101,124
Veresen, Inc.	61,400	444,339
Total Canada common stocks		7,375,220

Cayman Islands—0.25%
Baidu, Inc., ADR*	6,354	1,234,582
JD.com, Inc., ADR*	26,300	672,228
Total Cayman Islands common stocks		1,906,810

Denmark—0.46%
Danske Bank A/S	57,275	1,619,636
Genmab A/S*	3,334	493,968

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Denmark—(concluded)
Novo Nordisk A/S, Class B	25,800	1,440,500
Total Denmark common stocks		3,554,104

France—0.58%
JCDecaux SA	70,589	3,117,939
Orpea	16,638	1,371,887
Total France common stocks		4,489,826

Germany—0.46%
Covestro AG*	12,891	509,544
Deutsche Telekom AG	100,086	1,751,715
Fraport AG Frankfurt Airport Services Worldwide	1,075	65,067
Hugo Boss AG	1	64
Infineon Technologies AG	84,031	1,195,530
Total Germany common stocks		3,521,920

Hong Kong—0.22%
CLP Holdings Ltd.	27,000	249,745
Link REIT	195,500	1,188,339
Wheelock & Co. Ltd.	49,000	227,411
Total Hong Kong common stocks		1,665,495

Ireland—0.99%
Allegion PLC	15,692	1,027,042
Allergan PLC*	18,152	3,930,997
Glanbia PLC	60,082	1,132,397
Ryanair Holdings PLC, ADR	19,195	1,553,835
Total Ireland common stocks		7,644,271

Israel—0.06%
Radware Ltd.*	30,563	330,080
Taro Pharmaceutical Industries Ltd.*	878	122,692
Total Israel common stocks		452,772

Italy—0.48%
Banca Popolare di Milano Scarl	896,070	679,242
Intesa Sanpaolo SpA	729,541	1,957,006

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Italy—(concluded)
Mediobanca SpA	133,190	1,094,254
Total Italy common stocks		3,730,502

Japan—2.61%
Bandai Namco Holdings, Inc.	12,900	283,703
Daiichi Sankyo Co. Ltd.	23,900	584,247
Hokuhoku Financial Group, Inc.	118,000	155,263
Inpex Corp.	123,700	1,032,616
KDDI Corp.	63,400	1,888,295
Kose Corp.	13,500	1,301,786
Kumagai Gumi Co. Ltd.	109,000	305,282
Medipal Holdings Corp.	4,100	67,781
Mitsubishi Chemical Holdings Corp.	52,300	285,979
Mitsubishi UFJ Financial Group, Inc.	157,200	768,418
Mitsui Fudosan Co. Ltd.	48,000	1,229,323
Mixi, Inc.	44,300	1,573,816
Nexon Co. Ltd.	1,600	25,022
Nippon Express Co. Ltd.	146,000	698,440
NOK Corp.	14,800	259,556
NTT DOCOMO, Inc.	90,400	2,206,474
Resorttrust, Inc.	39,200	848,474
Seven & I Holdings Co. Ltd.	22,000	939,342
Sompo Japan Nipponkoa Holdings, Inc.	27,200	751,707
T&D Holdings, Inc.	23,400	237,849
The Chiba Bank Ltd.	27,000	143,120
The Dai-ichi Life Insurance Co. Ltd.	114,500	1,473,219
TonenGeneral Sekiyu KK	300,000	2,952,068
Toyo Seikan Kaisha Ltd.	3,200	66,015
Total Japan common stocks		20,077,795

Jersey—0.25%
Glencore PLC*	367,738	875,295
Shire PLC	17,076	1,063,146
Total Jersey common stocks		1,938,441

Netherlands—0.58%
Airbus Group SE	12,877	805,214
LyondellBasell Industries N.V., Class A	10,858	897,631
NN Group N.V.	54,340	1,882,839

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Unilever N.V.	20,103	883,122
Total Netherlands common stocks		4,468,806

New Zealand—0.00%†
Fletcher Building Ltd.	3,015	17,558

Panama—0.42%
Carnival Corp.[1]	65,563	3,215,865

Papua New Guinea—0.08%
Oil Search Ltd.	108,647	580,746

Portugal—0.19%
Galp Energia, SGPS SA	108,413	1,489,039

Singapore—0.37%
Broadcom Ltd.	11,575	1,687,056
StarHub Ltd.	347,000	854,051
Yangzijiang Shipbuilding Holdings Ltd.	447,400	329,350
Total Singapore common stocks		2,870,457

Spain—0.26%
Cellnex Telecom SAU	35,295	582,374
International Consolidated Airlines Group SA	95,895	737,338
Red Electrica Corp. SA	7,938	708,701
Total Spain common stocks		2,028,413

Sweden—0.27%
Industrivarden AB, C Shares	14,173	258,030
Lundin Petroleum AB*	29,035	543,788
Securitas AB, Class B	78,999	1,247,386
Total Sweden common stocks		2,049,204

Switzerland—0.56%
Actelion Ltd.*	4,695	758,600
Adecco SA	16,679	1,073,625
Garmin Ltd.	1,862	79,377
Roche Holding AG	6,428	1,624,924

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Switzerland—(concluded)
Sunrise Communications Group AG*	13,219	808,877
Total Switzerland common stocks		4,345,403

United Kingdom—1.83%
ARM Holdings PLC	94,592	1,295,749
Auto Trader Group PLC	83,971	460,104
Babcock International Group PLC	68,231	944,618
Barclays PLC	288,551	723,072
Bellway PLC	20,660	738,685
Berkeley Group Holdings PLC	19,262	842,934
BT Group PLC	220,262	1,426,377
easyJet PLC	17,269	371,676
Hammerson PLC	12,781	109,155
ITV PLC	196,000	644,940
Land Securities Group PLC	1,801	29,789
Mccarthy & Stone PLC	120,497	408,469
Next PLC	7,783	578,273
OM Asset Management PLC	35,527	476,772
Persimmon PLC	76,069	2,208,517
Segro PLC	22,084	134,784
Taylor Wimpey PLC	137,305	369,749
The British Land Co. PLC	99,280	1,043,004
The Sage Group PLC	119,731	1,035,675
Vodafone Group PLC	17,429	55,822
William Hill PLC	44,514	203,385
Total United Kingdom common stocks		14,101,549

United States—22.80%
Acadia Healthcare Co., Inc.*,1	16,988	1,073,472
Activision Blizzard, Inc.[1]	74,177	2,556,881
Acuity Brands, Inc.	5,420	1,321,884
Adobe Systems, Inc.*	4,285	403,733
Advance Auto Parts, Inc.	5,869	916,151
Affiliated Managers Group, Inc.*,1	7,835	1,334,457
Akamai Technologies, Inc.*,1	22,586	1,151,660
Alliance Data Systems Corp.*	3,364	683,935
Alphabet, Inc., Class A*,1	5,739	4,062,523
Alphabet, Inc., Class C*	2,084	1,444,233
Altria Group, Inc.[1]	16,630	1,042,867
Amazon.com, Inc.*,1	3,765	2,483,356
AMERCO	761	267,872

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
American Tower Corp.	17,014	1,784,428
Amgen, Inc.[1]	26,320	4,166,456
Avis Budget Group, Inc.*	12,833	322,108
Bank of America Corp.	359,189	5,229,792
Bank of the Ozarks, Inc.[1]	39,716	1,640,271
BB&T Corp.	13,688	484,281
Becton, Dickinson and Co.[1]	5,352	863,064
Blackhawk Network Holdings, Inc.*	18,676	600,060
Boston Scientific Corp.*	61,834	1,355,401
CA, Inc.[1]	77,656	2,303,277
Cardinal Health, Inc.	10,753	843,680
Cavium, Inc.*	7,027	346,923
CBRE Group, Inc., Class A*	27,166	804,929
Celgene Corp.*	23,856	2,466,949
Centene Corp.*	313	19,393
Cincinnati Financial Corp.[1]	27,132	1,790,983
Cisco Systems, Inc.[1]	90,230	2,480,423
Citigroup, Inc.	68,112	3,152,223
Citrix Systems, Inc.*,1	9,619	787,219
CMS Energy Corp.	19,267	783,782
Comerica, Inc.	5,274	234,166
CommVault Systems, Inc.*	11,170	488,911
Computer Sciences Corp.	9,541	316,093
Constellation Brands, Inc., Class A	25,754	4,019,169
CSRA, Inc.	16,212	420,864
CVS Health Corp.	18,048	1,813,824
Darden Restaurants, Inc.[1]	30,889	1,922,840
Delta Air Lines, Inc.	17,314	721,474
Discovery Communications, Inc., Class A*	14,195	387,665
DISH Network Corp., Class A*	77,493	3,819,630
eBay, Inc.*,1	74,429	1,818,300
Electronic Arts, Inc.*,1	38,491	2,380,668
EMC Corp.	14,583	380,762
Equinix, Inc.	1,628	537,810
Evercore Partners, Inc., Class A	8,620	445,137
Expedia, Inc.	7,260	840,490
Facebook, Inc., Class A*,1	27,059	3,181,597
FedEx Corp.[1]	10,705	1,767,503
Fifth Third Bancorp	17,308	316,909
First Republic Bank	30,163	2,121,062
FleetCor Technologies, Inc.*	6,012	929,936

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Fortune Brands Home & Security, Inc.	31,235	1,730,731
GameStop Corp., Class A1	46,043	1,510,210
General Dynamics Corp.[1]	8,412	1,182,054
Gilead Sciences, Inc.[1]	42,231	3,725,197
Halliburton Co.	29,832	1,232,360
Hanesbrands, Inc.	54,971	1,595,808
Hasbro, Inc.[1]	10,904	922,915
HCA Holdings, Inc.*,1	12,644	1,019,359
Hewlett Packard Enterprise Co.	53,792	896,175
HollyFrontier Corp.	15,156	539,554
Hormel Foods Corp.[1]	22,069	850,760
Huntington Bancshares, Inc.	15,351	154,431
Intel Corp.[1]	86,936	2,632,422
Intercontinental Exchange, Inc.[1]	4,499	1,079,895
Johnson & Johnson[1]	9,627	1,078,994
JPMorgan Chase & Co.	34,109	2,155,689
KeyCorp	25,250	310,323
Lam Research Corp.	407	31,095
Lear Corp.[1]	11,455	1,318,814
Leggett & Platt, Inc.[1]	24,706	1,217,759
Liberty Interactive Corp. QVC Group, Class A*	8	210
Linear Technology Corp.[1]	29,342	1,305,132
M&T Bank Corp.	2,297	271,781
Manpowergroup, Inc.	563	43,368
Marathon Petroleum Corp.[1]	35,873	1,401,917
Martin Marietta Materials, Inc.	10,208	1,727,500
Masco Corp.[1]	57,747	1,773,410
McDonald’s Corp.[1]	31,064	3,929,285
Newell Brands, Inc.	38,510	1,753,745
Nuance Communications, Inc.*	32,264	554,296
NVIDIA Corp.[1]	41,029	1,457,760
O’Reilly Automotive, Inc.*,1	7,649	2,009,239
Old Dominion Freight Line, Inc.*	7,371	486,855
Oracle Corp.[1]	29,932	1,193,090
Paychex, Inc.[1]	52,032	2,711,908
People’s United Financial, Inc.	10,455	162,053
Pfizer, Inc.[1]	24,443	799,531
Plains GP Holdings LP, Class A	27,323	270,498
Prudential Financial, Inc.	11,515	894,025
PTC, Inc.*,1	22,883	834,314
Rackspace Hosting, Inc.*	23,194	530,447

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
United States—(continued)
Realogy Holdings Corp.*	14,557	520,267
Regeneron Pharmaceuticals, Inc.*	2,416	910,131
Regions Financial Corp.	36,576	343,083
Robert Half International, Inc.[1]	28,555	1,093,942
Ruckus Wireless, Inc.*	24,125	331,478
Signature Bank*,1	6,516	898,100
Southwest Airlines Co.	2,423	108,090
Starbucks Corp.[1]	40,135	2,256,791
Stillwater Mining Co.*	79,472	969,558
SunTrust Banks, Inc.	9,930	414,478
Symantec Corp.	37,389	622,340
Synopsys, Inc.*,1	40,507	1,924,893
Target Corp.[1]	4,899	389,470
TEGNA, Inc.	3	70
Tesoro Corp.[1]	15,463	1,232,246
The Charles Schwab Corp.	40,629	1,154,270
The Hartford Financial Services Group, Inc.	28,514	1,265,451
The J.M. Smucker Co.[1]	10,162	1,290,371
The Kraft Heinz Co.	19,167	1,496,368
The PNC Financial Services Group, Inc.	7,976	700,133
The Sherwin-Williams Co.	18,074	5,192,841
Time Warner, Inc.	45,999	3,456,365
TJX Cos., Inc.	9,707	735,985
Tyson Foods, Inc., Class A1	28,135	1,851,846
United Therapeutics Corp.*,1	13,325	1,401,790
Universal Health Services, Inc., Class B1	16,445	2,198,368
Unum Group	4,528	154,903
US Bancorp	18,661	796,638
Valero Energy Corp.[1]	15,283	899,710
VeriSign, Inc.*,1	22,495	1,943,568
Visteon Corp.	14,005	1,115,778
VMware, Inc., Class A*,1	27,393	1,558,936
Wells Fargo & Co.	31,645	1,581,617
Western Alliance Bancorp*	63,065	2,306,918
Western Digital Corp.[1]	50,067	2,045,988
Xilinx, Inc.[1]	26,755	1,152,605

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares		Value ($)
Common stocks—(concluded)
United States—(concluded)
Zions Bancorp.	7,935		218,371
Total United States common stocks			175,662,142
Total common stocks (cost—$263,737,284)			274,271,174

Investment companies—8.20%
AQR Style Premia Alternative Fund	2,194,338		22,250,587
Legg Mason BW Absolute Return Opportunities Fund	846,226		9,875,458
Scout Unconstrained Bond Fund	2,652,093		31,056,009
Total investment companies (cost—$63,513,874)			63,182,054

	Number of warrants
Warrants—0.02%
United States—0.02%
JPMorgan Chase & Co., expiring 10/28/18* (cost—$159,540)	7,680		165,504

	Face amount
US government obligations—8.39%
US Treasury Inflation Index Bonds (TIPS)
2.000%, due 01/15/26	USD	5,444,122	6,387,202
2.375%, due 01/15/25	USD	5,993,499	7,147,793
US Treasury Inflation Index Notes (TIPS)
0.125%, due 07/15/22	USD	9,079,736	9,242,417
0.125%, due 01/15/23	USD	234,412	236,618
0.125%, due 07/15/24	USD	6,971,746	7,016,045
0.250%, due 01/15/25	USD	6,560,046	6,630,344
0.375%, due 07/15/23	USD	7,799,093	8,042,511
0.375%, due 07/15/25	USD	6,166,552	6,322,639
0.625%, due 01/15/24	USD	7,277,911	7,597,171
0.625%, due 01/15/26	USD	5,773,077	6,051,507
Total US government obligations (cost—$63,586,719)			64,674,247

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—2.61%
Australia—0.08%
APT Pipelines Ltd.
2.000%, due 03/22/27[2]	EUR	100,000	107,491
National Australia Bank Ltd.
2.000%, due 11/12/24[2,3]	EUR	100,000	114,082
Santos Finance Ltd.
8.250%, due 09/22/70[3]	EUR	100,000	112,788
Scentre Group Trust 1
1.500%, due 07/16/20[2]	EUR	100,000	118,108
Scentre Group Trust 2
3.250%, due 09/11/23[2]	EUR	100,000	130,465
Total Australia corporate notes			582,934

Austria—0.02%
UniCredit Bank Austria AG
2.625%, due 01/30/18[2]	EUR	100,000	118,346

Canada—0.04%
Great-West Lifeco, Inc.
2.500%, due 04/18/23[2]	EUR	250,000	313,150

Cayman Islands—0.06%
Hutchison Whampoa Finance 09 Ltd.
4.750%, due 11/14/16[2]	EUR	100,000	117,350
Hutchison Whampoa Finance 14 Ltd.
1.375%, due 10/31/21[2]	EUR	200,000	232,617
IPIC GMTN Ltd.
5.875%, due 03/14/21[2]	EUR	100,000	138,981
Total Cayman Islands corporate notes			488,948

Curacao—0.02%
Teva Pharmaceutical Finance IV BV
2.875%, due 04/15/19[2]	EUR	100,000	122,107

Denmark—0.01%
DONG Energy A/S
6.250%, due 06/26/3013[2,3]	EUR	78,000	97,464

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Finland—0.02%
Fortum OYJ
6.000%, due 03/20/19[2]	EUR	100,000	133,040

France—0.50%
Aeroports de Paris
1.500%, due 07/24/23[2]	EUR	100,000	121,267
1.500%, due 04/07/25[2]	EUR	100,000	120,491
ASF
7.375%, due 03/20/19[2]	EUR	150,000	207,318
BNP Paribas SA
2.250%, due 01/13/21[2]	EUR	100,000	123,906
2.875%, due 09/26/23	EUR	60,000	78,223
2.875%, due 03/20/26[2,3]	EUR	100,000	117,522
BPCE SA
1.125%, due 12/14/22[2]	EUR	100,000	116,646
Casino Guichard-Perrachon SA
3.311%, due 01/25/23[2,4]	EUR	100,000	120,723
Christian Dior SE
4.000%, due 05/12/16	EUR	100,000	114,546
Credit Agricole SA
2.625%, due 03/17/27[2]	EUR	100,000	115,046
Credit Logement SA
0.924%, due 06/16/16[2,3,5]	EUR	100,000	87,883
Electricite de France
4.625%, due 04/26/30	EUR	50,000	75,790
Electricite de France SA
4.125%, due 01/22/22[2,3,5]	EUR	100,000	111,986
5.625%, due 02/21/33	EUR	60,000	101,341
Engie
3.875%, due 06/02/24[2,3,5]	EUR	100,000	118,456
Holding d’Infrastructures de Transport SAS
2.250%, due 03/24/25[2]	EUR	100,000	122,319
Infra Foch SAS
1.250%, due 10/16/20[2]	EUR	100,000	117,976
Lagardere SCA
4.125%, due 10/31/17[2]	EUR	100,000	119,652
Orange SA
5.250%, due 02/07/24[2,3,5]	EUR	100,000	121,693
8.125%, due 01/28/33	EUR	70,000	142,370
RCI Banque SA
0.625%, due 03/04/20[2]	EUR	100,000	114,907
4.250%, due 04/27/17[2]	EUR	30,000	35,713
SANEF SA
1.875%, due 03/16/26[2]	EUR	100,000	120,389

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
France—(concluded)
Societe Des Autoroutes Paris-Rhin-Rhone
1.125%, due 01/15/21[2]	EUR	200,000	235,575
Societe Fonciere Lyonnaise SA
1.875%, due 11/26/21[2]	EUR	100,000	118,150
Societe Generale SA
2.500%, due 09/16/26[2,3]	EUR	100,000	114,930
9.375%, due 09/04/19[2,3,5]	EUR	50,000	68,918
Suez Environnement Co.
1.750%, due 09/10/25[2]	EUR	100,000	121,337
Transport et Infrastructures Gaz France SA
2.200%, due 08/05/25[2]	EUR	200,000	242,146
Veolia Environnement SA
4.625%, due 03/30/27[2]	EUR	200,000	305,921
Total France corporate notes			3,833,140

Germany—0.05%
Aareal Bank AG
4.250%, due 03/18/26[3]	EUR	50,000	59,557
Allianz SE
3.375%, due 09/18/24[2,3,5]	EUR	100,000	115,173
Commerzbank AG
7.750%, due 03/16/21	EUR	100,000	140,093
Muenchener Rueckversicherungs AG
5.767%, due 06/12/17[2,3,5]	EUR	50,000	60,001
Total Germany corporate notes			374,824

Guernsey—0.01%
Credit Suisse Group Guernsey I Ltd.
7.875%, due 02/24/41[2,3]	USD	100,000	100,896

Iceland—0.01%
Arion Banki HF
3.125%, due 03/12/18[2]	EUR	100,000	116,471

Ireland—0.13%
Bank of Ireland
2.000%, due 05/08/17[2]	EUR	200,000	233,035
ESB Finance Ltd.
3.494%, due 01/12/24[2]	EUR	100,000	136,318
4.375%, due 11/21/19[2]	EUR	100,000	131,222
FGA Capital Ireland PLC
4.000%, due 10/17/18[2]	EUR	100,000	124,078

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Ireland—(concluded)
GE Capital European Funding Unlimited Co.
2.625%, due 03/15/23[2]	EUR	200,000	259,210
Willow No.2 Ireland PLC for Zurich Insurance Co. Ltd.
3.375%, due 06/27/22[2]	EUR	100,000	132,308
Total Ireland corporate notes			1,016,171

Italy—0.13%
2i Rete Gas SpA
1.125%, due 01/02/20[2]	EUR	100,000	117,066
Assicurazioni Generali SpA
7.750%, due 12/12/42[2,3]	EUR	100,000	139,124
Assicurazioni Generali SpA MTN
5.125%, due 09/16/24[2]	EUR	75,000	112,972
Intesa Sanpaolo SpA
1.125%, due 03/04/22[2]	EUR	130,000	148,416
3.000%, due 01/28/19[2]	EUR	100,000	122,512
4.375%, due 10/15/19[2]	EUR	100,000	129,057
5.000%, due 02/28/17[2]	EUR	100,000	119,103
UniCredit SpA
5.650%, due 08/24/18	EUR	100,000	127,161
Total Italy corporate notes			1,015,411

Japan—0.02%
Sumitomo Mitsui Banking Corp.
1.000%, due 01/19/22[2]	EUR	150,000	172,917

Jersey—0.07%
AA Bond Co. Ltd.
4.720%, due 07/31/18[2]	GBP	100,000	150,925
Heathrow Funding Ltd.
1.875%, due 05/23/22[2]	EUR	200,000	241,553
Prosecure Funding
4.668%, due 06/30/16	EUR	100,000	114,830
Total Jersey corporate notes			507,308

Luxembourg—0.09%
Fiat Chrysler Finance Europe
7.000%, due 03/23/17[2]	EUR	100,000	120,517
FMC Finance VIII SA
6.500%, due 09/15/18[2]	EUR	44,000	57,335
Glencore Finance Europe SA
4.625%, due 04/03/18[2,4]	EUR	200,000	239,590

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Luxembourg—(concluded)
Prologis International Funding II SA
2.875%, due 04/04/22[2]	EUR	125,000	155,416
Talanx Finanz Luxembourg SA
8.367%, due 06/15/42[2,3]	EUR	100,000	146,895
Total Luxembourg corporate notes			719,753

Mexico—0.03%
America Movil SAB de CV
4.750%, due 06/28/22	EUR	100,000	139,097
Petroleos Mexicanos
3.125%, due 11/27/20[2]	EUR	100,000	115,364
Total Mexico corporate notes			254,461

Netherlands—0.36%
Achmea BV
2.500%, due 11/19/20[2]	EUR	100,000	125,070
BAT Netherlands Finance BV
3.125%, due 03/06/29[2]	EUR	100,000	133,599
Bharti Airtel International Netherlands BV
4.000%, due 12/10/18[2]	EUR	100,000	122,950
BMW Finance N.V.
2.625%, due 01/17/24[2]	EUR	100,000	130,151
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.500%, due 05/26/26[2,3]	EUR	200,000	234,101
Deutsche Annington Finance BV
3.125%, due 07/25/19[2]	EUR	200,000	248,325
4.000%, due 12/17/21[2,3,5]	EUR	100,000	115,621
Deutsche Bahn Finance BV
3.000%, due 03/08/24	EUR	60,000	81,110
EDP Finance BV
4.125%, due 01/20/21[2]	EUR	100,000	127,785
ELM BV (Swiss Reinsurance Co.)
5.252%, due 05/26/16[2,3,5]	EUR	50,000	57,397
Enel Finance International N.V.
5.750%, due 10/24/18	EUR	100,000	130,366
Gas Natural Fenosa Finance BV
4.125%, due 11/18/22[2,3,5]	EUR	100,000	115,387
General Motors Financial International BV
1.875%, due 10/15/19[2]	EUR	100,000	118,218
ING Bank N.V.
3.500%, due 11/21/23[2,3]	EUR	100,000	120,517

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Netherlands—(concluded)
JAB Holdings BV
1.500%, due 11/24/21[2]	EUR	100,000	116,841
Linde Finance BV
7.375%, due 07/14/66[3]	EUR	100,000	116,039
Telefonica Europe BV
4.200%, due 12/04/19[2,3,5]	EUR	200,000	226,480
5.875%, due 02/14/33[2]	EUR	50,000	83,766
Volkswagen International Finance N.V.
0.875%, due 01/16/23[2]	EUR	127,000	140,949
3.250%, due 01/21/19[2]	EUR	50,000	61,388
3.500%, due 03/20/30[2,3,5]	EUR	150,000	145,565
3.875%, due 09/04/18[2,3,5]	EUR	50,000	57,056
Total Netherlands corporate notes			2,808,681

Norway—0.05%
DNB Bank ASA
3.000%, due 09/26/23[2,3]	EUR	200,000	237,157
Statkraft AS
2.500%, due 11/28/22[2]	EUR	100,000	126,798
Total Norway corporate notes			363,955

Spain—0.09%
Banco Bilbao Vizcaya Argentaria SA
6.750%, due 02/18/20[2,3,5]	EUR	200,000	210,689
Ferrovial Emisiones SA
3.375%, due 01/30/18[2]	EUR	100,000	120,905
Gas Natural Capital Markets SA
4.125%, due 01/26/18[2]	EUR	100,000	122,444
Inmobiliaria Colonial SA
1.863%, due 06/05/19[2]	EUR	100,000	117,870
Telefonica Emisiones SAU
4.797%, due 02/21/18[2]	EUR	100,000	124,035
Total Spain corporate notes			695,943

Sweden—0.04%
Nordea Bank AB
1.000%, due 02/22/23[2]	EUR	150,000	173,362

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
Sweden—(concluded)
Svenska Handelsbanken AB
2.656%, due 01/15/24[2,3]	EUR	100,000	118,475
Total Sweden corporate notes			291,837

Switzerland—0.02%
Credit Suisse AG
1.125%, due 09/15/20[2]	EUR	100,000	117,218

United Kingdom—0.34%
Abbey National Treasury Services PLC
1.125%, due 01/14/22[2]	EUR	100,000	114,375
2.625%, due 07/16/20[2]	EUR	100,000	123,018
Anglo American Capital PLC
3.250%, due 04/03/23[2]	EUR	100,000	102,500
Aviva PLC
3.375%, due 12/04/45[2,3]	EUR	100,000	104,200
Babcock International Group PLC
1.750%, due 10/06/22[2]	EUR	100,000	114,229
BP Capital Markets PLC
1.573%, due 02/16/27[2]	EUR	100,000	113,840
Brambles Finance PLC
4.625%, due 04/20/18[2]	EUR	100,000	124,137
Coventry Building Society
2.500%, due 11/18/20[2]	EUR	100,000	120,420
FCE Bank PLC
1.875%, due 04/18/19[2]	EUR	100,000	118,997
1.875%, due 06/24/21[2]	EUR	200,000	236,888
G4S International Finance PLC
2.625%, due 12/06/18[2]	EUR	100,000	119,860
Heathrow Finance PLC
7.125%, due 03/01/17[2]	GBP	50,000	76,230
Imperial Brands Finance PLC
5.000%, due 12/02/19[2]	EUR	100,000	132,903
Leeds Building Society
2.625%, due 04/01/21[2]	EUR	200,000	238,338
Lloyds Bank PLC
7.625%, due 04/22/25[2]	GBP	50,000	90,419
Lloyds TSB Bank PLC
10.375%, due 02/12/24[2,3]	EUR	50,000	69,911
Mondi Finance PLC
3.375%, due 09/28/20[2]	EUR	100,000	127,020
Motability Operations Group PLC
3.250%, due 11/30/18[2]	EUR	100,000	123,709

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(continued)
United Kingdom—(concluded)
Royal Bank of Scotland PLC
4.625%, due 09/22/21[3]	EUR	65,000	74,095
5.375%, due 09/30/19[2]	EUR	50,000	66,392
Sky PLC
1.500%, due 09/15/21[2]	EUR	100,000	116,448
Yorkshire Building Society
2.125%, due 03/18/19[2]	EUR	100,000	118,027
Total United Kingdom corporate notes			2,625,956

United States—0.42%
AT&T, Inc.
2.500%, due 03/15/23	EUR	200,000	248,636
2.750%, due 05/19/23	EUR	100,000	125,416
Bank of America Corp.
1.375%, due 09/10/21[2]	EUR	100,000	117,275
4.750%, due 04/03/17[2]	EUR	100,000	119,467
Citigroup, Inc.
0.397%, due 05/31/17[3]	EUR	100,000	114,339
1.375%, due 10/27/21[2]	EUR	120,000	140,741
Eli Lilly & Co.
2.125%, due 06/03/30	EUR	100,000	121,533
JPMorgan Chase & Co.
1.375%, due 09/16/21[2]	EUR	300,000	354,696
Kinder Morgan, Inc.
1.500%, due 03/16/22	EUR	100,000	108,230
Merck & Co., Inc.
1.875%, due 10/15/26	EUR	100,000	122,549
Merrill Lynch & Co., Inc.
4.625%, due 09/14/18	EUR	50,000	62,264
Metropolitan Life Global Funding I
0.875%, due 01/20/22[2]	EUR	200,000	228,677
2.375%, due 09/30/19[2]	EUR	100,000	122,392
Morgan Stanley
1.875%, due 03/30/23	EUR	100,000	118,108
5.500%, due 10/02/17	EUR	50,000	61,620
Pemex Project Funding Master Trust
6.375%, due 08/05/16[2]	EUR	50,000	58,065
Philip Morris International, Inc.
1.875%, due 03/03/21	EUR	100,000	121,937
2.875%, due 03/03/26	EUR	100,000	131,382
Praxair, Inc.
1.625%, due 12/01/25	EUR	100,000	119,162
RELX Capital, Inc.
1.300%, due 05/12/25	EUR	100,000	115,072

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Corporate notes—(concluded)
United States—(concluded)
Verizon Communications, Inc.
2.375%, due 02/17/22	EUR	100,000	124,951
Wells Fargo & Co.
1.500%, due 09/12/22[2]	EUR	100,000	118,712
2.125%, due 06/04/24[2]	EUR	100,000	123,036
2.250%, due 05/02/23[2]	EUR	100,000	123,942
Total United States corporate notes			3,202,202
Total corporate notes (cost—$20,679,471)			20,073,133

Non-US government obligations—2.60%
Germany—0.19%
Bundesrepublik Deutschland
0.500%, due 02/15/25[2]	EUR	890,000	1,049,976
0.500%, due 02/15/26[2]	EUR	200,000	233,701
4.750%, due 07/04/34[2]	EUR	70,000	134,459
Total Germany			1,418,136

Mexico—2.41%
Mexican Bonos
6.500%, due 06/10/21	MXN	75,030,000	4,599,569
7.500%, due 06/03/27	MXN	71,915,000	4,671,660
8.500%, due 05/31/29	MXN	66,950,000	4,696,992
10.000%, due 12/05/24	MXN	61,670,000	4,609,486
Total Mexico			18,577,707
Total non-US government obligations (cost—$24,241,890)			19,995,843

Time deposits—13.87%
ABN Amro Bank N.V.
0.630%, due 06/14/16	USD	10,000,000	9,992,312
Agence Centrale Organismes
0.581%, due 05/09/16	USD	5,000,000	4,999,355
Asian Development Bank
0.380%, due 05/11/16	USD	10,000,000	9,998,945
Banque Nationale De Paris
0.360%, due 05/03/16	USD	1,108,503	1,108,503
Credit Agricole
0.840%, due 09/06/16	USD	3,500,000	3,500,000
DBS Bank Ltd.
0.650%, due 05/03/16	USD	5,004,000	5,004,000

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Time deposits—(concluded)
DZ Bank AG
0.280%, due 05/03/16	USD	6,001,138	6,001,138
European Investment Bank
0.490%, due 05/09/16	USD	10,000,000	9,998,912
Goldman Sachs International BA
0.720%, due 06/08/16	USD	10,000,000	10,000,000
KBC Bank N.V.
0.300%, due 05/03/16	USD	1,155,591	1,155,591
Landeskreditbank Baden Wurtt
0.530%, due 07/11/16	USD	10,000,000	9,989,561
Lloyds Bank PLC
0.300%, due 05/03/16	USD	148,151	148,151
Mizuho Corporate Bank
0.680%, due 05/03/16	USD	10,000,000	10,000,000
National Building Society
0.780%, due 07/13/16	USD	15,000,000	15,000,000
NRW Bank
0.430%, due 05/12/16	USD	10,000,000	9,998,687
Total time deposits (cost—$106,895,155)			106,895,155

Short-term US government obligations[6]—21.53%
US Treasury Bills
0.220%, due 08/11/16[1]	USD	5,000,000	4,996,570
0.250%, due 05/26/16[1]	USD	11,600,000	11,598,770
0.264%, due 09/01/16	USD	5,500,000	5,495,215
0.281%, due 07/21/16[1]	USD	15,530,000	15,523,322
0.282%, due 06/23/16	USD	17,600,000	17,596,020
0.330%, due 05/26/16[1]	USD	5,000,000	4,999,470
0.355%, due 08/18/16	USD	10,600,000	10,592,008
0.374%, due 10/13/16[1]	USD	11,369,000	11,350,992
0.385%, due 10/06/16	USD	23,710,000	23,675,739
0.404%, due 07/28/16[1]	USD	7,500,000	7,496,243
0.408%, due 08/18/16	USD	3,880,000	3,877,074
0.409%, due 09/15/16[1]	USD	10,128,000	10,118,115
0.417%, due 08/11/16[1]	USD	10,850,000	10,842,557
0.475%, due 09/29/16	USD	22,504,000	22,475,960

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Face amount		Value ($)
Short-term US government obligations[6]—(concluded)
0.488%, due 11/10/16	USD	5,256,000	5,245,998
Total short-term US government obligations (cost—$165,832,848)			165,884,053

Repurchase agreement—6.04%
Repurchase agreement dated 04/29/16 with State Street Bank and Trust Co., 0.010% due 05/02/16, collateralized by $46,399,181 US Treasury Notes, 1.500% to 1.750% due 09/30/19 to 11/30/19; (value—$47,463,917); proceeds: $46,533,039 (cost—$46,533,000)	$46,533,000		46,533,000

	Number of contracts
Options purchased—0.43%
Call options purchased—0.05%
S&P 500 Index, strike @ 2,005, expires 06/17/16	13		103,610
S&P 500 Index, strike @ 2,025, expires 06/17/16	18		118,800
S&P 500 Index, strike @ 2,035, expires 06/17/16	12		64,320
S&P 500 Index, strike @ 2,060, expires 06/17/16	12		49,200
Total call options purchased			335,930

Put options purchased—0.38%
Apple Inc., Flex, strike @ 125, expires 06/17/16	65		208,195
Euro STOXX 50 Index, strike @ 3,000, expires 12/16/16	150		399,680
Euro STOXX 50 Index, strike @ 3,000, expires 12/21/18	150		904,991
Euro STOXX 50 Index, strike @ 3,400, expires 12/15/17	181		1,375,338

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of contracts	Value ($)
Options purchased—(concluded)
Put options purchased—(concluded)
Swiss Market Index, strike @ 7,812.50, expires 06/17/16	395	62,789
Total put options purchased		2,950,993
Total options purchased (cost—$2,798,068)		3,286,923
Total investments before investments sold short (cost—$757,977,849)—99.29%		764,961,086

	Number of shares
Investments sold short—(7.80)%
Common stocks—(5.45)%
Australia—(0.23)%
Alumina Ltd.	(477,305)	(542,564)
Insurance Australia Group Ltd.	(101,101)	(443,552)
South32 Ltd.	(457,528)	(577,483)
Transurban Group	(22,560)	(198,637)
Total Australia common stocks		(1,762,236)

Bermuda—(0.01)%
Axalta Coating Systems Ltd.	(2,109)	(60,043)

Canada—(0.22)%
Kinross Gold Corp.	(21,800)	(124,229)
Methanex Corp.	(600)	(20,984)
Silver Wheaton Corp.	(15,700)	(328,965)
Yamana Gold, Inc.	(253,100)	(1,254,708)
Total Canada common stocks		(1,728,886)

Finland—(0.03)%
Nokia Oyj	(33,062)	(194,967)

France—(0.00)%†
Klepierre	(751)	(35,322)

Germany—(0.12)%
RWE AG	(9,135)	(136,451)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(continued)
Germany—(concluded)
SAP SE	(9,619)	(752,493)
Total Germany common stocks		(888,944)

Ireland—(0.02)%
Alkermes PLC	(3,806)	(151,289)
Weatherford International PLC	(65)	(528)
Total Ireland common stocks		(151,817)

Japan—(0.32)%
ACOM Co. Ltd.	(62,900)	(344,058)
Hulic Co. Ltd.	(79,500)	(821,899)
Mitsubishi Estate Co. Ltd.	(46,000)	(916,974)
NTT Urban Development Corp.	(37,500)	(367,951)
Total Japan common stocks		(2,450,882)

Jersey—(0.16)%
Glencore PLC	(511,591)	(1,217,696)

Netherlands—(0.02)%
Altice N.V., Class A	(7,669)	(116,353)

Sweden—(0.09)%
Lundin Petroleum AB	(38,206)	(715,549)

Switzerland—(0.11)%
Credit Suisse Group AG	(10,539)	(160,068)
Dufry AG	(2,441)	(321,124)
LafargeHolcim Ltd.	(6,919)	(350,314)
Total Switzerland common stocks		(831,506)

United Kingdom—(0.88)%
Fresnillo PLC	(139,720)	(2,272,212)
Lloyds Banking Group PLC	(1,331,432)	(1,304,795)
Royal Bank of Scotland Group PLC	(527,160)	(1,771,599)
Standard Chartered PLC	(182,270)	(1,470,375)
Total United Kingdom common stocks		(6,818,981)

United States—(3.24)%
Alnylam Pharmaceuticals, Inc.	(18,527)	(1,242,050)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Apache Corp.	(15,440)	(839,936)
AT&T, Inc.	(12,644)	(490,840)
Autodesk, Inc.	(24,479)	(1,464,334)
BioMarin Pharmaceutical, Inc.	(10,651)	(901,927)
Cabot Oil & Gas Corp.	(43,372)	(1,014,905)
California Resources Corp.	(2,351)	(5,173)
Calpine Corp.	(13,632)	(215,113)
Caterpillar, Inc.	(5,120)	(397,926)
Cheniere Energy, Inc.	(28,682)	(1,115,156)
Cobalt International Energy, Inc.	(18,098)	(58,457)
Communications Sales & Leasing, Inc.	(32,897)	(764,197)
Continental Resources, Inc.	(4,999)	(186,263)
Deere & Co.	(2,327)	(195,724)
E*TRADE Financial Corp.	(12,732)	(320,592)
EOG Resources, Inc.	(14,966)	(1,236,491)
FMC Corp.	(38,866)	(1,681,343)
Halliburton Co.	(34,908)	(1,442,049)
Ionis Pharmaceuticals, Inc.	(20,698)	(847,997)
Micron Technology, Inc.	(77,514)	(833,276)
National Oilwell Varco, Inc.	(29,120)	(1,049,485)
Noble Energy, Inc.	(37,425)	(1,351,417)
NRG Energy, Inc.	(33,632)	(507,843)
Occidental Petroleum Corp.	(16,757)	(1,284,424)
Pioneer Natural Resources Co.	(8,612)	(1,430,453)
Puma Biotechnology, Inc.	(5,866)	(180,028)
SBA Communications Corp., Class A	(4,683)	(482,536)
The Boeing Co.	(6,438)	(867,842)
Twitter, Inc.	(6,794)	(99,328)
United Parcel Service, Inc., Class B	(2,250)	(236,408)
United Rentals, Inc.	(366)	(24,496)
W. R. Grace & Co.	(3,258)	(249,823)
Wal-Mart Stores, Inc.	(6,361)	(425,360)
Workday, Inc., Class A	(14,838)	(1,112,553)
Yahoo!, Inc.	(12,113)	(443,336)
Total United States common stocks		(24,999,081)
Total common stocks (proceeds—$38,443,501)		(41,972,263)

Investment companies—(2.35)%
Consumer Discretionary Select Sector SPDR Fund	(17,609)	(1,393,752)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

	Number of shares	Value ($)
Investments sold short—(concluded)
Investment companies—(concluded)
Health Care Select Sector SPDR Fund	(8,843)	(617,153)
Industrial Select Sector SPDR Fund	(55,851)	(3,136,592)
Materials Select Sector SPDR Fund	(29,089)	(1,370,092)
SPDR S&P 500 ETF Trust	(37,544)	(7,745,327)
SPDR S&P Regional Banking ETF	(31,261)	(1,261,382)
Technology Select Sector SPDR Fund	(61,514)	(2,591,585)
Total Investment companies (proceeds—$17,775,430)		(18,115,883)
Total investments sold short (proceeds—$56,218,931)		(60,088,146)
Other assets in excess of liabilities—8.51%		65,601,416
Net assets—100.00%		$770,474,356

For a listing of defined portfolio acronyms, counterparty acronyms and currency abbreviations that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of the last Portfolio.

Aggregate cost for federal income tax purposes before investments sold short was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$26,816,209
Gross unrealized depreciation	(19,832,972)
Net unrealized appreciation	$6,983,237

Written options

Number of contracts	Call options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
65	Apple Inc., Flex, strike @ 125	06/17/16	70,726	(260)	70,466
174	S&P 500 Index, strike @ 2,200	06/16/17	1,026,695	(1,141,440)	(114,745)
35	Swiss Market Index, strike @ 7,812.50	06/17/16	10,895	(9,352)	1,543
360	Swiss Market Index, strike @ 7,812.50	06/17/16	112,059	(96,191)	15,868
			1,220,375	(1,247,243)	(26,868)

	Put options written
13	S&P 500 Index, strike @ 2,005	06/17/16	83,176	(33,020)	50,156
18	S&P 500 Index, strike @ 2,025	06/17/16	112,466	(56,070)	56,396
12	S&P 500 Index, strike @ 2,035	06/17/16	70,777	(39,960)	30,817

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Written options—(concluded)

Number of contracts	Put options written	Expiration date	Premiums received($)	Current value($)	Unrealized appreciation (depreciation)($)
12	S&P 500 Index, strike @ 2,060	06/17/16	61,177	(51,600)	9,577
			327,596	(180,650)	146,946
			1,547,971	(1,427,893)	120,078

Written options activity for the nine months ended April 30, 2016 was as follows:

	Number of	Premiums
	Contracts	received ($)
Options outstanding at July 31, 2015	2,422	953,547
Options written	4,254	2,927,171
Options exercised	(144)	(28,812)
Options terminated in closing purchase transactions	(3,419)	(1,673,220)
Options expired prior to exercise	(2,424)	(630,715)
Options outstanding at April 30, 2016	689	1,547,971

Foreign exchange written options activity for the nine months ended April 30, 2016 was as follows:

Premiums received ($)
Foreign exchange options outstanding at July 31, 2015	668,268
Foreign exchange options written	—
Foreign exchange options terminated in closing purchase transactions	(668,268)
Foreign exchange options expired prior to exercise	—
Foreign exchange options outstanding at April 30, 2016	—

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Futures contracts

Number						Unrealized
of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
US Treasury futures buy contracts:
11	USD	Ultra Long US Treasury Bond Futures	June 2016	1,903,249	1,884,781	(18,468)
6	USD	Ultra Long US Treasury Bond Futures*	June 2016	1,037,115	1,028,063	(9,052)
25	USD	US Long Bond Futures	June 2016	4,108,305	4,082,812	(25,493)
89	USD	US Treasury Note 2 Year Futures*	June 2016	19,462,027	19,457,625	(4,402)
53	USD	US Treasury Note 5 Year Futures	June 2016	6,390,610	6,408,446	17,836
55	USD	US Treasury Note 5 Year Futures*	June 2016	6,647,231	6,650,273	3,042
61	USD	US Treasury Note 10 Year Futures	June 2016	7,934,245	7,933,813	(432)
369	USD	US Treasury Note 10 Year Futures**	June 2016	48,209,586	47,993,062	(216,524)
Index futures buy contracts:
3	AUD	ASX SPI 200 Index Futures	June 2016	297,595	298,304	709
10	CAD	S&P TSX 60 Index Futures	June 2016	1,287,920	1,297,043	9,123
34	EUR	Amsterdam Index Futures	May 2016	3,398,087	3,399,907	1,820
143	EUR	CAC 40 Index Futures	May 2016	7,256,104	7,164,540	(91,564)
28	EUR	DAX Index Futures	June 2016	7,990,118	8,083,884	93,766
689	EUR	EURO STOXX 50 Index Futures	June 2016	23,620,831	23,486,736	(134,095)
77	GBP	FTSE 100 Index Futures	June 2016	7,084,246	6,989,036	(95,210)
6	HKD	H-shares Index Futures	May 2016	347,746	344,055	(3,691)
3	HKD	H-shares Index Futures*	May 2016	173,701	172,027	(1,674)
6	HKD	Hang Seng Index Futures	May 2016	821,060	806,533	(14,527)
3	HKD	Hang Seng Index Futures*	May 2016	410,930	403,267	(7,663)
17	JPY	NIKKEI 225 Index Futures	June 2016	2,663,423	2,636,278	(27,145)
5	JPY	TOPIX Index Futures	June 2016	657,237	623,355	(33,882)
6	SEK	OMX 30 Index Futures	May 2016	103,807	100,960	(2,847)
3	SGD	MSCI Singapore Index Future	May 2016	72,165	70,915	(1,250)
28	USD	Dow Jones E-Mini Index Futures	June 2016	2,467,683	2,477,020	9,337
7	USD	Mini MSCI Emerging Markets (EM) Index Futures	June 2016	294,154	293,440	(714)
1	USD	MSCI EAFE Mini Index Futures	June 2016	83,326	83,095	(231)
251	USD	NASDAQ 100 E-Mini Index Futures	June 2016	22,027,658	21,744,130	(283,528)
3	USD	Russell 2000 Mini Index Futures	June 2016	341,199	338,280	(2,919)
35	USD	S&P 500 E-Mini Index Futures	June 2016	3,620,295	3,603,425	(16,870)
8	USD	S&P Midcap 400 E-Mini Index Futures	June 2016	1,164,963	1,166,640	1,677
12	USD	SGX 50 NIFTY Index Futures	May 2016	191,073	189,420	(1,653)
23	ZAR	FTSE/JSE Africa Top 40 Tradeable Index Futures	June 2016	764,845	757,977	(6,868)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Futures contracts—(continued)

Number						Unrealized
of			Expiration		Current	appreciation
contracts	Currency		date	Cost($)	value($)	(depreciation)($)
Interest rate futures buy contracts:—(concluded)
676	AUD	Australian Bond 10 Year Futures	June 2016	66,869,700	67,150,510	280,810
129	AUD	Australian Bond 3 Year Futures	June 2016	10,942,711	10,991,094	48,383
15	EUR	3 Month EURIBOR Futures	December 2016	4,307,568	4,305,962	(1,606)
36	EUR	3 Month EURIBOR Futures	March 2017	10,335,753	10,334,309	(1,444)
53	EUR	3 Month EURIBOR Futures	June 2017	15,215,208	15,213,641	(1,567)
74	EUR	3 Month EURIBOR Futures	September 2017	21,238,773	21,239,569	796
86	EUR	3 Month EURIBOR Futures	December 2017	24,688,825	24,680,130	(8,695)
54	EUR	3 Month EURIBOR Futures	March 2018	15,501,981	15,493,734	(8,247)
33	EUR	German Euro BOBL Futures	June 2016	4,958,729	4,944,385	(14,344)
85	EUR	German Euro BOBL Futures*	June 2016	12,799,362	12,735,537	(63,825)
42	EUR	German Euro Bund Futures	June 2016	7,852,127	7,785,152	(66,975)
5	EUR	German Euro Buxl 30 Year Futures	June 2016	969,112	935,964	(33,148)
89	EUR	German Euro Schatz Future*	June 2016	11,414,209	11,389,914	(24,295)
17	EUR	Italian Government Bond Futures	June 2016	2,721,944	2,685,315	(36,629)
8	EUR	Italian Government Bond Futures*	June 2016	1,267,570	1,263,678	(3,892)
32	EUR	Mid-Term Euro-OAT Futures*	June 2016	5,782,600	5,726,718	(55,882)
5	GBP	90-Day Sterling Pound Futures	September 2016	907,717	907,557	(160)
10	GBP	90-Day Sterling Pound Futures	December 2016	1,815,181	1,814,202	(979)
28	GBP	90-Day Sterling Pound Futures	March 2017	5,081,393	5,077,207	(4,186)
40	GBP	90-Day Sterling Pound Futures	June 2017	7,252,378	7,248,039	(4,339)
37	GBP	90-Day Sterling Pound Futures	September 2017	6,706,212	6,700,381	(5,831)
36	GBP	90-Day Sterling Pound Futures	December 2017	6,523,204	6,515,345	(7,859)
36	GBP	90-Day Sterling Pound Futures	March 2018	6,522,801	6,512,057	(10,744)
34	GBP	United Kingdom Long Gilt Bond Futures	June 2016	6,022,942	5,941,624	(81,318)
66	JPY	JGB MINI 10 Year Futures	June 2016	9,401,215	9,406,861	5,646
12	USD	90-Day Eurodollar Futures	September 2016	2,976,871	2,976,600	(271)
15	USD	90-Day Eurodollar Futures	December 2016	3,718,731	3,717,562	(1,169)
31	USD	90-Day Eurodollar Futures	March 2017	7,681,018	7,678,700	(2,318)
31	USD	90-Day Eurodollar Futures	June 2017	7,679,010	7,674,050	(4,960)
33	USD	90-Day Eurodollar Futures	September 2017	8,169,127	8,163,787	(5,340)
36	USD	90-Day Eurodollar Futures	December 2017	8,903,881	8,899,650	(4,231)
37	USD	90-Day Eurodollar Futures	March 2018	9,143,555	9,141,775	(1,780)
				498,203,942	497,220,151	(983,791)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Futures contracts—(concluded)

Number						Unrealized
of			Expiration		Current	appreciation
contracts	Currency		date	Proceeds($)	value($)	(depreciation)($)
Index futures sell contracts:
49	AUD	ASX SPI 200 Index Futures	June 2016	4,803,670	4,872,303	(68,633)
5	BRL	Ibovespa Index Futures*	June 2016	75,805	78,453	(2,648)
27	CAD	S&P TSX 60 Index Futures	June 2016	3,466,573	3,502,016	(35,443)
14	CHF	Swiss Market Index Futures*	June 2016	1,119,008	1,153,508	(34,500)
3	EUR	CAC 40 Index Futures	May 2016	149,177	150,305	(1,128)
5	EUR	EURO STOXX 50 Index Futures	June 2016	167,506	170,441	(2,935)
6	EUR	FTSE MIB Index Futures	June 2016	601,025	626,881	(25,856)
91	EUR	IBEX 35 Index Futures	May 2016	9,340,382	9,383,173	(42,791)
7	HKD	Hang Seng Index Futures	May 2016	967,302	940,956	26,346
13	JPY	NIKKEI 225 Index Futures	June 2016	1,986,158	2,015,977	(29,819)
19	JPY	TOPIX Index Futures	June 2016	2,358,737	2,368,750	(10,013)
99	SEK	OMX 30 Index Futures	May 2016	1,660,502	1,665,831	(5,329)
10	USD	MSCI Taiwan Index Futures	May 2016	314,435	304,400	10,035
420	USD	Russell 2000 Mini Index Futures	June 2016	44,937,356	47,359,200	(2,421,844)
294	USD	S&P 500 E-Mini Index Futures	June 2016	29,532,089	30,268,770	(736,681)
2	USD	SGX FTSE China A50 Index Future	May 2016	19,189	19,065	124
Interest rate futures sell contracts:
60	AUD	Australian Bond 10 Year Futures	June 2016	5,894,617	5,960,104	(65,487)
99	AUD	Australian Bond 3 Year Futures	June 2016	8,399,497	8,435,025	(35,528)
8	CAD	Canada Government Bond 10 Year Futures	June 2016	884,225	887,288	(3,063)
11	CAD	Canada Government Bond 10 Year Futures**	June 2016	1,230,978	1,220,021	10,957
66	CAD	Canadian Bankers Acceptance Futures	September 2016	13,035,114	13,014,446	20,668
44	CAD	Canadian Bankers Acceptance Futures	December 2016	8,691,969	8,676,735	15,234
9	CHF	3 month Euroswiss Interest Rate Futures	September 2016	2,365,170	2,364,458	712
4	CHF	3 month Euroswiss Interest Rate Futures	December 2016	1,051,284	1,051,079	205
4	EUR	3 Month EURIBOR Futures	September 2016	1,148,143	1,148,085	58
84	EUR	German Euro Bund Futures**	June 2016	15,614,690	15,570,304	44,386
38	GBP	United Kingdom Long Gilt Bond Futures**	June 2016	6,688,729	6,640,639	48,090
				166,503,330	169,848,213	(3,344,883)
						(4,328,674)

* Exposure to Futures Contracts is achieved through the use of a swap contract with Bank of America N.A.

** Exposure to Futures Contracts is achieved through the use of a swap contract with Barclays Bank PLC.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BB	AUD	21,886,958	USD	15,875,095	06/15/16	(737,206)
BB	CAD	31,358,705	USD	23,283,785	06/15/16	(1,709,405)
BB	CHF	4,312,500	USD	4,557,214	07/19/16	46,497
BB	DKK	2,700,000	USD	398,097	06/16/16	(17,853)
BB	EUR	1,293,061	SEK	11,850,000	07/18/16	(4,409)
BB	EUR	2,587,816	SEK	23,700,000	07/25/16	(10,652)
BB	EUR	8,879,175	USD	10,011,007	06/15/16	(169,179)
BB	EUR	20,776,221	USD	23,677,456	07/27/16	(174,768)
BB	GBP	30,033,699	USD	42,707,808	06/15/16	(1,180,847)
BB	JPY	1,553,705,394	USD	14,206,405	06/15/16	(411,145)
BB	KRW	5,000,000,000	USD	4,053,671	05/27/16	(333,184)
BB	KRW	3,995,000,000	USD	3,435,525	07/05/16	(67,325)
BB	KRW	5,920,000,000	USD	5,165,929	07/12/16	(24,117)
BB	KRW	5,665,000,000	USD	4,890,704	07/21/16	(74,975)
BB	MXN	54,700,000	USD	3,060,847	05/10/16	(116,420)
BB	MXN	91,500,000	USD	5,069,308	05/24/16	(238,055)
BB	NOK	76,293,346	USD	9,231,523	06/15/16	(241,900)
BB	NZD	73,410,514	USD	49,459,031	06/15/16	(1,683,100)
BB	SEK	2,400,000	USD	287,195	05/12/16	(11,760)
BB	SEK	342,793,630	USD	40,202,167	06/15/16	(2,549,736)
BB	SGD	13,057,446	USD	9,249,121	06/15/16	(450,346)
BB	USD	7,786,208	AUD	10,371,344	06/15/16	85,690
BB	USD	3,103,781	AUD	4,061,845	06/15/16	(20,822)
BB	USD	23,745,461	CAD	31,376,143	06/15/16	1,261,627
BB	USD	27,229,618	EUR	24,549,134	06/15/16	916,550
BB	USD	811,558	EUR	710,000	07/19/16	3,360
BB	USD	1,623,475	EUR	1,430,000	07/27/16	18,242
BB	USD	22,490,933	GBP	15,971,555	06/15/16	848,519
BB	USD	34,751,436	JPY	3,879,482,391	06/15/16	1,747,458
BB	USD	4,992,021	MXN	91,500,000	05/24/16	315,342
BB	USD	59,397,965	NOK	509,951,242	06/15/16	3,923,202
BB	USD	2,671,755	NOK	21,516,108	06/15/16	(78)
BB	USD	3,986,679	NZD	5,946,825	06/15/16	156,233
BB	USD	10,656,163	SEK	88,704,631	06/15/16	406,737
BB	USD	2,991,028	SGD	4,111,279	06/15/16	62,955
BNP	AUD	15,046,561	USD	10,540,281	05/05/16	(899,423)
BNP	CHF	4,312,500	USD	4,465,441	07/06/16	(42,633)
BNP	EUR	960,000	USD	1,045,213	05/12/16	(54,319)
BNP	EUR	4,797,531	USD	5,280,551	06/16/16	(220,114)
BNP	MXN	22,500,000	USD	1,241,000	05/13/16	(65,527)
BNP	MXN	17,000,000	USD	964,981	05/17/16	(21,778)
BNP	MXN	128,500,000	USD	7,147,550	06/03/16	(298,510)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
BNP	MXN	54,000,000	USD	3,061,161	07/08/16	(57,508)
BNP	MXN	112,000,000	USD	6,383,887	07/15/16	(80,209)
BNP	SGD	3,251,000	USD	2,271,378	05/25/16	(144,671)
BNP	SGD	3,904,000	USD	2,718,256	06/01/16	(182,550)
BNP	SGD	3,904,000	USD	2,758,075	06/07/16	(142,303)
BNP	SGD	3,904,000	USD	2,778,153	06/13/16	(121,948)
BNP	SGD	3,904,000	USD	2,768,461	06/17/16	(131,457)
BNP	SGD	976,000	USD	706,082	06/20/16	(18,862)
BNP	SGD	3,575,000	USD	2,632,379	07/14/16	(22,059)
BNP	USD	5,905,193	AUD	7,974,677	05/05/16	157,851
BNP	USD	91,652	EUR	83,088	05/12/16	3,513
BNP	USD	419,291	EUR	369,487	07/15/16	4,744
BNP	USD	1,100,000	GBP	783,035	05/12/16	44,158
BNP	USD	1,614,545	INR	111,000,000	05/18/16	54,063
BNP	USD	14,116,651	INR	977,200,000	05/26/16	550,516
BNP	USD	1,169,314	INR	79,000,000	07/20/16	4,605
BNP	USD	2,446,202	MXN	45,948,000	05/10/16	222,703
BNP	USD	6,418,468	MXN	112,000,000	05/17/16	82,530
BOA	CAD	600,000	USD	426,632	05/04/16	(51,569)
BOA	CHF	1,700,000	USD	1,708,412	06/16/16	(67,050)
BOA	CHF	4,312,500	USD	4,509,851	07/12/16	558
BOA	EUR	19,539,606	USD	22,234,362	07/15/16	(189,914)
BOA	JPY	355,000,000	USD	3,029,220	05/12/16	(307,644)
BOA	KRW	2,825,000,000	USD	2,327,593	05/10/16	(151,673)
BOA	KRW	2,825,000,000	USD	2,442,293	07/15/16	(34,242)
BOA	KRW	2,825,000,000	USD	2,442,715	07/21/16	(33,550)
BOA	KRW	2,825,000,000	USD	2,451,725	07/25/16	(24,361)
BOA	KRW	2,825,000,000	USD	2,473,059	08/10/16	(2,424)
BOA	MXN	41,500,000	USD	2,315,219	05/03/16	(96,920)
BOA	USD	5,269,423	AUD	7,071,884	05/05/16	107,238
BOA	USD	2,479,375	KRW	2,825,000,000	05/10/16	(109)
BOA	USD	2,223,672	MXN	41,500,000	05/03/16	188,467
BOA	USD	465,149	MXN	8,752,000	05/10/16	43,214
CITI	AUD	12,348,000	USD	9,078,669	06/15/16	(293,520)
CITI	AUD	6,941,000	USD	5,281,819	06/15/16	13,568
CITI	AUD	4,610,000	USD	3,435,201	06/16/16	(63,666)
CITI	BRL	2,922,000	USD	713,586	06/15/16	(124,379)
CITI	CAD	600,000	USD	474,694	05/12/16	(3,506)
CITI	CAD	12,774,000	USD	9,488,362	06/15/16	(692,639)
CITI	CAD	1,660,000	USD	1,239,219	06/16/16	(83,817)
CITI	CHF	115,000	USD	118,308	06/15/16	(1,791)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	CLP	16,388,000	USD	23,883	06/15/16	(827)
CITI	COP	889,320,000	USD	271,244	06/15/16	(38,940)
CITI	EUR	4,961,000	USD	5,558,372	05/12/16	(123,690)
CITI	EUR	24,995,000	USD	28,023,177	06/15/16	(634,187)
CITI	EUR	201,896	USD	228,250	07/15/16	(3,453)
CITI	GBP	2,283,523	USD	3,348,497	05/12/16	11,849
CITI	GBP	3,492,193	USD	5,002,862	05/12/16	(99,875)
CITI	GBP	20,045,000	USD	28,374,824	06/15/16	(917,208)
CITI	HKD	1,151,000	USD	148,462	06/15/16	20
CITI	HKD	557,000	USD	71,654	06/15/16	(181)
CITI	HUF	331,278,000	USD	1,186,826	06/15/16	(28,498)
CITI	IDR	505,503,000	USD	37,985	06/15/16	(86)
CITI	IDR	602,707,000	USD	45,479	06/15/16	87
CITI	ILS	1,111,000	USD	288,726	06/15/16	(8,832)
CITI	INR	45,078,972	USD	667,166	06/15/16	(6,925)
CITI	JPY	917,394,000	USD	8,239,296	06/15/16	(391,718)
CITI	JPY	100,000,000	USD	906,480	06/16/16	(34,373)
CITI	KRW	8,972,190,000	USD	7,376,127	06/15/16	(493,352)
CITI	KRW	490,805,000	USD	430,496	06/15/16	13
CITI	MXN	151,101,630	USD	8,183,359	05/17/16	(587,278)
CITI	MXN	70,277,000	USD	3,914,880	06/15/16	(152,728)
CITI	MXN	53,000,000	USD	3,022,655	07/08/16	(38,260)
CITI	MYR	130,000	USD	33,358	06/15/16	188
CITI	MYR	1,568,000	USD	386,407	06/15/16	(13,684)
CITI	NOK	31,908,000	USD	3,712,622	06/15/16	(249,427)
CITI	NOK	1,000,000	USD	116,784	06/16/16	(7,386)
CITI	NZD	29,924,000	USD	19,979,346	06/15/16	(867,492)
CITI	PHP	10,711,000	USD	228,542	06/15/16	645
CITI	PHP	18,054,000	USD	380,136	06/15/16	(3,998)
CITI	PLN	2,923,000	USD	774,009	06/15/16	8,859
CITI	PLN	12,495,000	USD	3,191,277	06/15/16	(79,522)
CITI	SEK	36,378,000	USD	4,323,518	06/15/16	(213,406)
CITI	SEK	4,140,000	USD	517,457	06/15/16	1,132
CITI	SGD	2,600,000	USD	1,878,206	06/14/16	(53,184)
CITI	SGD	3,774,000	USD	2,729,123	06/15/16	(74,319)
CITI	SGD	140,000	USD	104,238	06/15/16	242
CITI	SGD	2,600,000	USD	1,874,380	06/17/16	(56,917)
CITI	SGD	2,600,000	USD	1,876,647	06/20/16	(54,559)
CITI	TRY	6,844,000	USD	2,267,795	06/15/16	(149,417)
CITI	TWD	306,000	USD	9,509	06/15/16	18
CITI	TWD	39,538,000	USD	1,197,747	06/15/16	(28,602)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	2,363,667	AUD	3,230,000	05/03/16	92,263
CITI	USD	5,178,746	AUD	7,272,192	05/04/16	350,436
CITI	USD	10,254,138	AUD	13,335,000	06/15/16	(132,812)
CITI	USD	14,321,052	AUD	19,251,000	06/15/16	290,545
CITI	USD	1,744,695	BRL	6,523,000	06/15/16	125,958
CITI	USD	474,695	CAD	600,000	05/04/16	3,506
CITI	USD	190,911	CAD	239,000	06/15/16	(425)
CITI	USD	7,482,231	CAD	9,925,000	06/15/16	428,090
CITI	USD	66,537	CHF	66,000	06/15/16	2,390
CITI	USD	237,823	CLP	161,182,000	06/15/16	5,213
CITI	USD	29,875	CLP	19,764,000	06/15/16	(74)
CITI	USD	308,262	COP	982,687,000	06/15/16	34,487
CITI	USD	27,627,360	EUR	25,083,000	06/15/16	1,130,898
CITI	USD	359,502	EUR	314,257	07/15/16	1,149
CITI	USD	868,233	GBP	610,000	05/12/16	23,090
CITI	USD	11,868,808	GBP	8,257,000	06/15/16	197,259
CITI	USD	2,130,192	GBP	1,455,000	06/15/16	(3,981)
CITI	USD	190,930	HKD	1,480,000	06/15/16	(58)
CITI	USD	88,331	HUF	24,077,000	06/15/16	(2)
CITI	USD	1,445,360	HUF	402,318,000	06/15/16	30,581
CITI	USD	1,119,393	IDR	15,134,406,000	06/15/16	20,449
CITI	USD	63,420	IDR	839,102,000	06/15/16	(223)
CITI	USD	2,150,708	ILS	8,190,000	06/15/16	42,811
CITI	USD	329,442	INR	22,007,000	06/15/16	(360)
CITI	USD	2,405,454	INR	163,204,000	06/15/16	35,026
CITI	USD	43,792,317	JPY	4,903,404,000	06/15/16	2,339,822
CITI	USD	629,668	KRW	714,592,000	06/15/16	(2,901)
CITI	USD	6,008,120	KRW	6,981,177,000	06/15/16	115,048
CITI	USD	5,985,679	MXN	113,100,000	05/18/16	578,511
CITI	USD	488,234	MXN	8,422,000	06/15/16	(771)
CITI	USD	3,777,438	MXN	66,456,000	06/15/16	69,011
CITI	USD	223,563	MYR	923,000	06/15/16	11,950
CITI	USD	84,094	MYR	328,000	06/15/16	(402)
CITI	USD	4,378,630	NOK	36,732,000	06/15/16	182,420
CITI	USD	563,324	NZD	804,000	06/15/16	(3,210)
CITI	USD	9,812,155	NZD	14,314,000	06/15/16	159,829
CITI	USD	466,758	PHP	22,086,000	06/15/16	3,164
CITI	USD	726,863	PHP	33,741,000	06/15/16	(8,959)
CITI	USD	1,344,569	PLN	5,283,000	06/15/16	38,355
CITI	USD	2,274,321	PLN	8,551,000	06/15/16	(35,938)
CITI	USD	14,191,754	SEK	115,844,000	06/15/16	255,864

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts—(continued)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
CITI	USD	983,054	SGD	1,342,000	06/15/16	13,824
CITI	USD	4,067,715	TRY	12,163,000	06/15/16	228,099
CITI	USD	516,420	TWD	16,813,000	06/15/16	5,069
CITI	USD	77,292	ZAR	1,106,000	06/15/16	(251)
CITI	USD	2,693,775	ZAR	40,864,000	06/15/16	152,705
CITI	ZAR	37,639,000	USD	2,370,002	06/15/16	(251,833)
DB	AUD	3,230,000	USD	2,245,160	05/03/16	(210,770)
DB	AUD	7,272,192	USD	5,043,192	05/04/16	(485,989)
DB	CAD	1,550,000	USD	1,133,649	05/12/16	(101,698)
DB	CHF	1,030,000	USD	1,032,804	05/12/16	(41,298)
DB	CHF	847,000	USD	889,846	07/15/16	4,075
DB	CHF	4,312,500	USD	4,496,581	07/26/16	(15,559)
DB	EUR	1,295,018	SEK	11,850,000	07/18/16	(6,655)
DB	EUR	2,589,151	SEK	23,700,000	07/20/16	(12,263)
DB	EUR	3,313,000	USD	3,783,777	07/15/16	(18,327)
DB	JPY	370,000,000	USD	3,298,381	06/16/16	(182,776)
DB	SEK	3,800,000	USD	450,302	06/16/16	(23,637)
DB	SGD	976,000	USD	706,151	07/05/16	(18,621)
DB	USD	611,749	AUD	800,000	06/16/16	(4,570)
DB	USD	9,467	EUR	8,275	05/03/16	9
DB	USD	120,718	EUR	106,268	05/12/16	995
DB	USD	122,501	EUR	108,418	07/15/16	1,922
DB	USD	2,396,711	EUR	2,119,000	07/19/16	35,419
DB	USD	934,860	GBP	660,000	05/12/16	29,521
DB	USD	464,228	KRW	571,000,000	06/09/16	36,644
JPMCB	SGD	3,575,000	USD	2,648,442	07/11/16	(6,108)
MSCI	AUD	15,362,348	USD	11,290,841	06/15/16	(369,252)
MSCI	AUD	5,818,019	USD	4,492,641	06/15/16	76,738
MSCI	CAD	31,551,355	USD	24,377,685	06/15/16	(769,048)
MSCI	CAD	2,450,177	USD	1,956,203	06/15/16	3,389
MSCI	EUR	18,997,340	USD	21,374,268	06/15/16	(406,635)
MSCI	GBP	15,742,228	USD	22,238,713	06/15/16	(765,620)
MSCI	JPY	3,678,152,128	USD	33,195,663	06/15/16	(1,409,078)
MSCI	NOK	334,759,025	USD	39,066,643	06/15/16	(2,500,727)
MSCI	NZD	5,265,706	USD	3,678,012	06/15/16	9,608
MSCI	NZD	30,101,975	USD	20,596,043	06/15/16	(374,784)
MSCI	SEK	133,778,580	USD	16,016,026	06/15/16	(668,324)
MSCI	SGD	29,807,124	USD	21,489,517	06/15/16	(652,119)
MSCI	SGD	257,216	USD	191,267	06/15/16	200
MSCI	USD	7,405,359	AUD	9,995,389	06/15/16	181,187
MSCI	USD	8,200,591	AUD	10,751,994	06/15/16	(39,779)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Forward foreign currency contracts—(concluded)

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation (depreciation)($)
MSCI	USD	27,160,484	CAD	35,628,557	06/15/16	1,235,819
MSCI	USD	11,679,592	EUR	10,510,107	06/15/16	370,496
MSCI	USD	77,311	GBP	52,819	06/15/16	(126)
MSCI	USD	7,803,845	GBP	5,449,380	06/15/16	159,408
MSCI	USD	19,220,390	JPY	2,145,638,304	06/15/16	966,175
MSCI	USD	7,257,592	NOK	61,081,103	06/15/16	326,911
MSCI	USD	62,278,315	NZD	93,652,144	06/15/16	2,965,340
MSCI	USD	25,590,157	SEK	214,719,619	06/15/16	1,188,849
MSCI	USD	751,397	SGD	1,011,138	06/15/16	(293)
MSCI	USD	22,629,723	SGD	30,966,740	06/15/16	373,311
RBS	AUD	860,000	USD	618,403	05/12/16	(35,255)
RBS	EUR	2,940,000	USD	3,375,316	07/19/16	864
RBS	GBP	620,000	USD	888,043	05/12/16	(17,891)
RBS	GBP	220,379	USD	310,658	07/15/16	(11,421)
RBS	HKD	12,000,000	USD	1,539,507	05/12/16	(7,629)
RBS	MXN	113,100,000	USD	6,349,474	05/18/16	(214,716)
RBS	MXN	53,000,000	USD	2,954,819	07/08/16	(106,096)
RBS	MXN	56,101,630	USD	3,137,991	07/15/16	(99,923)
RBS	SGD	450,000	USD	324,840	06/16/16	(9,428)
RBS	SGD	1,952,000	USD	1,425,585	07/05/16	(23,960)
RBS	SGD	3,576,000	USD	2,596,009	07/07/16	(59,434)
RBS	SGD	7,150,000	USD	5,263,763	07/21/16	(44,589)
RBS	USD	2,700,231	GBP	1,860,000	05/12/16	17,571
RBS	USD	1,171,875	MXN	22,500,000	05/13/16	134,652
RBS	USD	3,154,613	MXN	56,101,630	05/17/16	101,785
RBS	USD	7,048,751	MXN	128,500,000	06/03/16	397,308
						(3,643,638)

Variance swaps7,8

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	GBP	14	12/16/16	Pay	FTSE 100 Index	18.60	—	(4,196)	(4,196)
BNP	GBP	19	12/16/16	Pay	FTSE 100 Index	19.20	—	(3,527)	(3,527)
BNP	GBP	18	12/16/16	Pay	FTSE 100 Index	19.60	—	(10,325)	(10,325)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Variance swaps7,8—(concluded)

Counterparty	Notional amount (000)		Termination date	Pay/ receive variance	Reference entity	Volatility strike price(%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	HKD	75	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.40	—	14,962	14,962
BNP	HKD	100	12/29/16	Receive	China Enterprises Index (Hang Seng)	27.50	—	17,586	17,586
BNP	HKD	225	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.20	—	47,836	47,836
BNP	HKD	160	12/29/16	Receive	China Enterprises Index (Hang Seng)	28.35	—	47,749	47,749
BNP	HKD	500	12/29/16	Receive	Hang Seng Index	25.20	—	(162,639)	(162,639)
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.80	—	(53,009)	(53,009)
BNP	KRW	20,000	12/08/16	Receive	Kospi 200 Index	19.90	—	(55,360)	(55,360)
BNP	KRW	40,000	12/08/16	Receive	Kospi 200 Index	21.00	—	(191,140)	(191,140)
BNP	KRW	30,000	12/08/16	Receive	Kospi 200 Index	21.40	—	(142,428)	(142,428)
BNP	USD	26	12/16/16	Pay	S&P 500 Index	19.20	—	65,729	65,729
BNP	USD	18	12/16/16	Pay	S&P 500 Index	19.95	—	(19,642)	(19,642)
BNP	USD	18	12/16/16	Pay	S&P 500 Index	20.25	—	25,448	25,448
BNP	USD	28	12/16/16	Pay	S&P 500 Index	21.10	—	100,790	100,790
BNP	USD	50	12/16/16	Pay	S&P 500 Index	22.55	—	241,006	241,006
							—	(81,160)	(81,160)

Centrally cleared interest rate swap agreements

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
AUD	20,000	10/27/18	6 Month AUD Bank Bill Rate	3.275	321,806	321,806
AUD	20,000	10/31/18	6 Month AUD Bank Bill Rate	3.278	321,662	321,662
AUD	10,000	11/14/18	6 Month AUD Bank Bill Rate	3.265	159,195	159,195
AUD	15,000	11/21/18	6 Month AUD Bank Bill Rate	3.235	231,084	231,084
AUD	3,954	05/08/19	6 Month AUD Bank Bill Rate	2.775	31,732	31,732
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.890	57,540	57,540

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
AUD	5,931	05/08/19	6 Month AUD Bank Bill Rate	2.908	59,053	59,053
AUD	1,977	05/11/19	6 Month AUD Bank Bill Rate	2.835	17,596	17,596
AUD	3,954	05/11/19	6 Month AUD Bank Bill Rate	2.833	35,049	35,049
AUD	1,977	05/12/19	6 Month AUD Bank Bill Rate	2.823	17,207	17,207
AUD	3,276	05/15/19	6 Month AUD Bank Bill Rate	2.961	35,065	35,065
AUD	16,600	12/04/19	6 Month AUD Bank Bill Rate	2.650	83,685	83,685
AUD	4,056	12/14/19	6 Month AUD Bank Bill Rate	2.652	20,327	20,327
AUD	2,704	12/18/19	6 Month AUD Bank Bill Rate	2.650	13,403	13,403
AUD	1,352	12/18/19	6 Month AUD Bank Bill Rate	2.650	6,701	6,701
AUD	4,056	12/18/19	6 Month AUD Bank Bill Rate	2.650	20,104	20,104
EUR	2,911	10/01/25	6 Month EURIBOR	1.608	80,138	80,138
EUR	970	10/05/25	6 Month EURIBOR	1.613	26,868	26,868
EUR	1,617	10/06/25	6 Month EURIBOR	1.527	36,829	36,829
EUR	1,940	10/08/25	6 Month EURIBOR	1.594	51,331	51,331
EUR	647	10/09/25	6 Month EURIBOR	1.625	18,221	18,221
EUR	1,294	10/12/25	6 Month EURIBOR	1.573	32,505	32,505
EUR	970	10/13/25	6 Month EURIBOR	1.623	27,085	27,085
EUR	2,911	10/15/25	6 Month EURIBOR	1.576	73,329	73,329
EUR	647	10/16/25	6 Month EURIBOR	1.560	15,681	15,681
EUR	323	10/19/25	6 Month EURIBOR	1.552	7,657	7,657
EUR	1,294	10/22/25	6 Month EURIBOR	1.646	37,370	37,370
EUR	2,587	10/23/25	6 Month EURIBOR	1.615	70,078	70,078
EUR	323	10/26/25	6 Month EURIBOR	1.582	8,120	8,120
EUR	970	11/06/25	6 Month EURIBOR	1.619	25,974	25,974
EUR	1,294	11/09/25	6 Month EURIBOR	1.637	35,733	35,733
EUR	1,294	11/10/25	6 Month EURIBOR	1.663	37,652	37,652
EUR	1,279	11/12/25	6 Month EURIBOR	1.688	38,962	38,962
EUR	1,279	11/16/25	6 Month EURIBOR	1.666	37,175	37,175
EUR	1,279	11/17/25	6 Month EURIBOR	1.620	33,742	33,742
EUR	755	11/19/25	6 Month EURIBOR	1.597	18,892	18,892
EUR	1,510	11/20/25	6 Month EURIBOR	1.571	35,479	35,479
EUR	755	11/23/25	6 Month EURIBOR	1.540	16,318	16,318
EUR	755	11/24/25	6 Month EURIBOR	1.506	14,863	14,863
EUR	1,817	11/26/25	6 Month EURIBOR	1.517	36,796	36,796
EUR	1,090	11/27/25	6 Month EURIBOR	1.504	21,188	21,188
EUR	727	11/27/25	6 Month EURIBOR	1.512	14,467	14,467
EUR	1,453	12/01/25	6 Month EURIBOR	1.501	27,820	27,820
EUR	1,090	12/02/25	6 Month EURIBOR	1.529	22,550	22,550
EUR	363	12/02/25	6 Month EURIBOR	1.527	7,476	7,476

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
EUR	1,453	12/03/25	6 Month EURIBOR	1.550	31,738	31,738
EUR	1,817	12/04/25	6 Month EURIBOR	1.522	36,745	36,745
EUR	1,090	12/07/25	6 Month EURIBOR	1.563	24,463	24,463
EUR	2,180	12/08/25	6 Month EURIBOR	1.702	65,942	65,942
EUR	1,453	12/09/25	6 Month EURIBOR	1.629	37,862	37,862
EUR	1,046	12/10/25	6 Month EURIBOR	1.576	24,119	24,119
EUR	1,394	12/11/25	6 Month EURIBOR	1.579	32,318	32,318
EUR	2,092	12/14/25	6 Month EURIBOR	1.598	50,429	50,429
EUR	1,046	12/15/25	6 Month EURIBOR	1.559	22,916	22,916
EUR	1,046	12/16/25	6 Month EURIBOR	1.572	23,645	23,645
EUR	1,046	12/17/25	6 Month EURIBOR	1.674	29,639	29,639
EUR	1,046	12/18/25	6 Month EURIBOR	1.679	29,859	29,859
EUR	1,046	12/21/25	6 Month EURIBOR	1.620	26,287	26,287
EUR	1,046	12/22/25	6 Month EURIBOR	1.552	22,226	22,226
EUR	1,394	01/06/26	6 Month EURIBOR	1.611	33,459	33,459
EUR	2,440	01/07/26	6 Month EURIBOR	1.582	54,519	54,519
EUR	753	01/11/26	6 Month EURIBOR	1.574	16,339	16,339
EUR	1,505	01/12/26	6 Month EURIBOR	1.546	30,290	30,290
EUR	1,505	01/13/26	6 Month EURIBOR	1.552	30,712	30,712
EUR	1,505	01/14/26	6 Month EURIBOR	1.583	33,303	33,303
EUR	1,129	01/15/26	6 Month EURIBOR	1.520	20,907	20,907
EUR	1,130	01/18/26	6 Month EURIBOR	1.499	19,466	19,466
GBP	4,612	10/01/25	2.298	6 Month GBP LIBOR	(114,281)	(114,281)
GBP	1,537	10/01/25	2.277	6 Month GBP LIBOR	(35,920)	(35,920)
GBP	2,562	10/02/25	2.203	6 Month GBP LIBOR	(46,769)	(46,769)
GBP	3,074	10/06/25	2.309	6 Month GBP LIBOR	(78,029)	(78,029)
GBP	1,025	10/07/25	2.336	6 Month GBP LIBOR	(27,823)	(27,823)
GBP	2,050	10/08/25	2.305	6 Month GBP LIBOR	(51,271)	(51,271)
GBP	1,537	10/09/25	2.365	6 Month GBP LIBOR	(44,760)	(44,760)
GBP	4,612	10/13/25	2.310	6 Month GBP LIBOR	(116,440)	(116,440)
GBP	1,025	10/14/25	2.292	6 Month GBP LIBOR	(24,558)	(24,558)
GBP	512	10/15/25	2.264	6 Month GBP LIBOR	(11,305)	(11,305)
GBP	2,050	10/20/25	2.394	6 Month GBP LIBOR	(62,969)	(62,969)
GBP	4,099	10/21/25	2.356	6 Month GBP LIBOR	(115,406)	(115,406)
GBP	512	10/22/25	2.332	6 Month GBP LIBOR	(13,573)	(13,573)
GBP	1,537	11/04/25	2.453	6 Month GBP LIBOR	(52,726)	(52,726)
GBP	2,050	11/05/25	2.429	6 Month GBP LIBOR	(67,026)	(67,026)
GBP	2,050	11/06/25	2.449	6 Month GBP LIBOR	(69,735)	(69,735)
GBP	2,026	11/10/25	2.523	6 Month GBP LIBOR	(78,959)	(78,959)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
GBP	2,026	11/12/25	2.493	6 Month GBP LIBOR	(74,584)	(74,584)
GBP	2,026	11/13/25	2.436	6 Month GBP LIBOR	(66,785)	(66,785)
GBP	1,196	11/17/25	2.443	6 Month GBP LIBOR	(39,802)	(39,802)
GBP	2,392	11/18/25	2.384	6 Month GBP LIBOR	(69,991)	(69,991)
GBP	1,196	11/19/25	2.329	6 Month GBP LIBOR	(30,494)	(30,494)
GBP	1,196	11/20/25	2.303	6 Month GBP LIBOR	(28,323)	(28,323)
GBP	2,673	11/24/25	2.256	6 Month GBP LIBOR	(54,606)	(54,606)
GBP	1,604	11/25/25	2.292	6 Month GBP LIBOR	(36,610)	(36,610)
GBP	1,069	11/25/25	2.320	6 Month GBP LIBOR	(26,438)	(26,438)
GBP	2,138	11/27/25	2.275	6 Month GBP LIBOR	(46,209)	(46,209)
GBP	1,604	11/30/25	2.309	6 Month GBP LIBOR	(38,220)	(38,220)
GBP	535	11/30/25	2.316	6 Month GBP LIBOR	(12,994)	(12,994)
GBP	2,138	12/01/25	2.339	6 Month GBP LIBOR	(55,344)	(55,344)
GBP	2,673	12/02/25	2.286	6 Month GBP LIBOR	(59,441)	(59,441)
GBP	1,604	12/03/25	2.322	6 Month GBP LIBOR	(39,558)	(39,558)
GBP	3,207	12/04/25	2.476	6 Month GBP LIBOR	(112,462)	(112,462)
GBP	2,138	12/07/25	2.399	6 Month GBP LIBOR	(63,647)	(63,647)
GBP	1,539	12/08/25	2.349	6 Month GBP LIBOR	(40,523)	(40,523)
GBP	2,052	12/09/25	2.373	6 Month GBP LIBOR	(57,382)	(57,382)
GBP	3,078	12/10/25	2.392	6 Month GBP LIBOR	(89,786)	(89,786)
GBP	1,539	12/11/25	2.367	6 Month GBP LIBOR	(42,324)	(42,324)
GBP	1,539	12/14/25	2.391	6 Month GBP LIBOR	(44,651)	(44,651)
GBP	1,539	12/15/25	2.467	6 Month GBP LIBOR	(52,540)	(52,540)
GBP	1,539	12/16/25	2.458	6 Month GBP LIBOR	(51,557)	(51,557)
GBP	1,539	12/17/25	2.396	6 Month GBP LIBOR	(45,066)	(45,066)
GBP	1,539	12/18/25	2.358	6 Month GBP LIBOR	(41,006)	(41,006)
GBP	2,052	01/04/26	2.410	6 Month GBP LIBOR	(60,963)	(60,963)
GBP	3,591	01/05/26	2.390	6 Month GBP LIBOR	(101,861)	(101,861)
GBP	1,107	01/07/26	2.337	6 Month GBP LIBOR	(27,350)	(27,350)
GBP	2,215	01/08/26	2.298	6 Month GBP LIBOR	(48,733)	(48,733)
GBP	2,215	01/11/26	2.316	6 Month GBP LIBOR	(51,288)	(51,288)
GBP	2,215	01/12/26	2.329	6 Month GBP LIBOR	(53,300)	(53,300)
GBP	1,661	01/13/26	2.288	6 Month GBP LIBOR	(35,306)	(35,306)
GBP	1,661	01/14/26	2.239	6 Month GBP LIBOR	(29,735)	(29,735)
USD	2,567	12/11/16	1.240	3 Month USD LIBOR	(18,353)	(18,353)
USD	2,567	12/11/16	3 Month USD LIBOR	1.240	18,783	10,103
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(48,515)	(48,515)
USD	6,506	12/14/16	1.273	3 Month USD LIBOR	(48,515)	(48,515)
USD	6,506	12/16/16	1.228	3 Month USD LIBOR	(45,422)	(45,422)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	13,012	12/16/16	1.228	3 Month USD LIBOR	(90,844)	(90,844)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(45,299)	(45,299)
USD	6,506	12/17/16	1.225	3 Month USD LIBOR	(45,299)	(45,299)
USD	6,506	12/18/16	1.185	3 Month USD LIBOR	(42,612)	(42,612)
USD	6,506	12/18/16	1.158	3 Month USD LIBOR	(40,811)	(40,811)
USD	6,506	12/21/16	1.205	3 Month USD LIBOR	(44,429)	(44,429)
USD	6,506	12/22/16	1.285	3 Month USD LIBOR	(49,205)	(49,205)
USD	6,415	12/23/16	1.285	3 Month USD LIBOR	(48,479)	(48,479)
USD	6,415	12/23/16	1.300	3 Month USD LIBOR	(49,445)	(49,445)
USD	12,830	12/24/16	1.330	3 Month USD LIBOR	(103,080)	(103,080)
USD	7,170	01/12/17	1.270	3 Month USD LIBOR	(52,197)	(52,197)
USD	7,170	01/12/17	1.245	3 Month USD LIBOR	(50,398)	(50,398)
USD	8,812	01/15/17	1.148	3 Month USD LIBOR	(53,365)	(53,365)
USD	16,188	01/19/17	1.076	3 Month USD LIBOR	(85,649)	(85,649)
USD	7,224	01/20/17	1.038	3 Month USD LIBOR	(35,365)	(35,365)
USD	7,224	01/22/17	1.043	3 Month USD LIBOR	(35,642)	(35,642)
USD	4,816	01/25/17	1.058	3 Month USD LIBOR	(24,327)	(24,327)
USD	4,816	01/26/17	1.125	3 Month USD LIBOR	(27,587)	(27,587)
USD	2,783	02/08/17	1.083	3 Month USD LIBOR	(10,171)	(10,171)
USD	2,783	02/22/17	1.410	3 Month USD LIBOR	(19,057)	(19,057)
USD	13,010	02/22/17	1.370	3 Month USD LIBOR	(83,869)	(83,869)
USD	10,408	02/23/17	1.308	3 Month USD LIBOR	(60,516)	(60,516)
USD	2,270	02/25/17	1.325	3 Month USD LIBOR	(13,559)	(13,559)
USD	1,900	02/25/17	1.317	3 Month USD LIBOR	(11,196)	(11,196)
USD	3,800	02/26/17	1.285	3 Month USD LIBOR	(21,040)	(21,040)
USD	3,800	03/02/17	1.262	3 Month USD LIBOR	(20,084)	(20,084)
USD	5,700	03/04/17	1.307	3 Month USD LIBOR	(32,751)	(32,751)
USD	7,600	03/07/17	1.348	3 Month USD LIBOR	(46,451)	(46,451)
USD	3,800	03/09/17	1.330	3 Month USD LIBOR	(22,482)	(22,482)
USD	3,800	03/10/17	1.411	3 Month USD LIBOR	(25,541)	(25,541)
USD	3,800	03/14/17	1.407	3 Month USD LIBOR	(25,330)	(25,330)
USD	5,930	03/16/17	1.352	3 Month USD LIBOR	(36,049)	(36,049)
USD	9,450	06/16/17	1.415	3 Month USD LIBOR	(56,330)	(56,330)
USD	42,900	02/01/18	1.078	3 Month USD LIBOR	(38,689)	(38,689)
USD	26,450	04/28/18	1.128	3 Month USD LIBOR	(21,983)	(21,983)
USD	26,450	04/28/18	1.137	3 Month USD LIBOR	(24,255)	(24,255)
USD	1,294	05/03/18	1.079	3 Month USD LIBOR	(416)	(416)
USD	2,989	12/12/24	3 Month USD LIBOR	2.978	139,869	139,869
USD	2,989	12/12/24	3 Month USD LIBOR	2.976	139,695	139,695

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	2,989	12/16/24	3 Month USD LIBOR	2.875	125,327	125,327
USD	5,978	12/16/24	3 Month USD LIBOR	2.875	250,655	250,655
USD	2,989	12/17/24	3 Month USD LIBOR	2.860	123,165	123,165
USD	2,989	12/17/24	3 Month USD LIBOR	2.855	122,468	122,468
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	111,951	111,951
USD	2,989	12/18/24	3 Month USD LIBOR	2.780	111,951	111,951
USD	2,989	12/19/24	3 Month USD LIBOR	2.785	112,574	112,574
USD	2,989	12/23/24	3 Month USD LIBOR	2.900	128,332	128,332
USD	3,023	12/23/24	3 Month USD LIBOR	2.920	132,610	132,610
USD	3,023	12/23/24	3 Month USD LIBOR	2.910	131,201	131,201
USD	6,046	12/24/24	3 Month USD LIBOR	2.880	253,794	253,794
USD	2,954	01/13/25	3 Month USD LIBOR	2.665	93,119	93,119
USD	2,954	01/13/25	3 Month USD LIBOR	2.650	91,056	91,056
USD	1,904	03/16/25	3 Month USD LIBOR	2.715	61,975	61,975
USD	2,450	06/16/25	3 Month USD LIBOR	3.154	124,674	124,674
USD	3,247	07/14/25	3 Month USD LIBOR	3.284	182,689	182,689
USD	4,342	07/15/25	3 Month USD LIBOR	3.314	250,114	250,114
USD	6,512	07/16/25	3 Month USD LIBOR	3.291	368,081	368,081
USD	5,427	07/17/25	3 Month USD LIBOR	3.256	297,916	297,916
USD	2,202	07/20/25	3 Month USD LIBOR	3.206	115,719	115,719
USD	2,125	07/22/25	3 Month USD LIBOR	3.161	107,126	107,126
USD	3,442	08/10/25	3 Month USD LIBOR	3.006	147,476	147,476
USD	7,928	09/01/25	3 Month USD LIBOR	2.941	312,513	312,513
USD	2,494	09/02/25	3 Month USD LIBOR	2.908	94,329	94,329
USD	5,311	09/03/25	3 Month USD LIBOR	2.894	197,394	197,394
USD	4,287	09/04/25	3 Month USD LIBOR	2.888	158,070	158,070
USD	3,560	10/01/25	3 Month USD LIBOR	2.746	105,960	105,960
USD	1,187	10/05/25	3 Month USD LIBOR	2.698	32,622	32,622
USD	1,978	10/06/25	3 Month USD LIBOR	2.648	49,838	49,838
USD	2,374	10/08/25	3 Month USD LIBOR	2.743	69,982	69,982
USD	791	10/09/25	3 Month USD LIBOR	2.759	23,888	23,888
USD	1,582	10/13/25	3 Month USD LIBOR	2.717	44,648	44,648
USD	1,187	10/13/25	3 Month USD LIBOR	2.774	36,596	36,596
USD	3,560	10/15/25	3 Month USD LIBOR	2.711	99,312	99,312
USD	791	10/16/25	3 Month USD LIBOR	2.676	20,760	20,760
USD	396	10/19/25	3 Month USD LIBOR	2.613	9,222	9,222
USD	1,582	10/22/25	3 Month USD LIBOR	2.719	44,455	44,455
USD	3,165	10/23/25	3 Month USD LIBOR	2.685	83,969	83,969
USD	396	10/26/25	3 Month USD LIBOR	2.672	10,240	10,240

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	1,187	11/06/25	3 Month USD LIBOR	2.731	33,661	33,661
USD	1,582	11/09/25	3 Month USD LIBOR	2.708	43,131	43,131
USD	1,582	11/10/25	3 Month USD LIBOR	2.775	47,942	47,942
USD	1,564	11/12/25	3 Month USD LIBOR	2.836	51,725	51,725
USD	1,564	11/16/25	3 Month USD LIBOR	2.832	51,335	51,335
USD	1,564	11/17/25	3 Month USD LIBOR	2.764	46,424	46,424
USD	923	11/19/25	3 Month USD LIBOR	2.758	27,108	27,108
USD	1,847	11/20/25	3 Month USD LIBOR	2.724	51,251	51,251
USD	923	11/23/25	3 Month USD LIBOR	2.659	22,821	22,821
USD	923	11/24/25	3 Month USD LIBOR	2.629	21,550	21,550
USD	2,069	11/27/25	3 Month USD LIBOR	2.647	49,836	49,836
USD	1,241	11/27/25	3 Month USD LIBOR	2.648	29,970	29,970
USD	828	11/27/25	3 Month USD LIBOR	2.662	20,511	20,511
USD	1,655	12/01/25	3 Month USD LIBOR	2.630	38,460	38,460
USD	1,241	12/02/25	3 Month USD LIBOR	2.645	29,675	29,675
USD	414	12/02/25	3 Month USD LIBOR	2.614	9,294	9,294
USD	1,655	12/03/25	3 Month USD LIBOR	2.642	39,286	39,286
USD	2,069	12/04/25	3 Month USD LIBOR	2.604	45,524	45,524
USD	1,241	12/07/25	3 Month USD LIBOR	2.658	30,274	30,274
USD	2,483	12/08/25	3 Month USD LIBOR	2.789	75,385	75,385
USD	1,655	12/09/25	3 Month USD LIBOR	2.726	45,484	45,484
USD	1,192	12/10/25	3 Month USD LIBOR	2.644	28,258	28,258
USD	1,589	12/11/25	3 Month USD LIBOR	2.681	40,289	40,289
USD	2,383	12/14/25	3 Month USD LIBOR	2.691	61,486	61,486
USD	1,192	12/15/25	3 Month USD LIBOR	2.667	29,366	29,366
USD	1,192	12/16/25	3 Month USD LIBOR	2.676	29,851	29,851
USD	1,192	12/17/25	3 Month USD LIBOR	2.723	32,365	32,365
USD	1,192	12/18/25	3 Month USD LIBOR	2.735	33,039	33,039
USD	1,192	12/21/25	3 Month USD LIBOR	2.704	31,268	31,268
USD	1,192	12/22/25	3 Month USD LIBOR	2.646	28,074	28,074
USD	1,589	01/06/26	3 Month USD LIBOR	2.648	37,123	37,123
USD	2,780	01/07/26	3 Month USD LIBOR	2.662	66,691	66,691
USD	857	01/11/26	3 Month USD LIBOR	2.606	18,289	18,289
USD	1,713	01/12/26	3 Month USD LIBOR	2.581	34,582	34,582
USD	1,713	01/13/26	3 Month USD LIBOR	2.539	31,219	31,219
USD	1,713	01/14/26	3 Month USD LIBOR	2.551	32,157	32,157
USD	1,285	01/15/26	3 Month USD LIBOR	2.512	21,787	21,787
USD	1,285	01/19/26	3 Month USD LIBOR	2.445	17,786	17,786
USD	3,290	09/18/44	3.698	3 Month USD LIBOR	(252,759)	(252,759)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(continued)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	3,290	09/18/44	3.715	3 Month USD LIBOR	(256,480)	(256,480)
USD	1,645	09/18/44	3.735	3 Month USD LIBOR	(130,366)	(130,366)
USD	3,290	09/19/44	3.745	3 Month USD LIBOR	(262,676)	(262,676)
USD	1,645	09/19/44	3.755	3 Month USD LIBOR	(132,454)	(132,454)
USD	8,225	09/22/44	3.736	3 Month USD LIBOR	(652,009)	(652,009)
USD	6,580	09/25/44	3.741	3 Month USD LIBOR	(524,055)	(524,055)
USD	1,645	09/25/44	3.645	3 Month USD LIBOR	(120,786)	(120,786)
USD	3,290	09/25/44	3.645	3 Month USD LIBOR	(241,572)	(241,572)
USD	3,290	09/25/44	3.650	3 Month USD LIBOR	(242,528)	(242,528)
USD	4,935	09/26/44	3.619	3 Month USD LIBOR	(354,027)	(354,027)
USD	4,935	09/29/44	3.632	3 Month USD LIBOR	(358,339)	(358,339)
USD	1,500	10/06/44	3.475	3 Month USD LIBOR	(93,628)	(93,628)
USD	1,500	10/06/44	3.508	3 Month USD LIBOR	(96,774)	(96,774)
USD	302	12/11/44	3.205	3 Month USD LIBOR	(20,496)	(20,496)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(52,933)	(52,933)
USD	786	12/12/44	3.200	3 Month USD LIBOR	(52,933)	(52,933)
USD	786	12/17/44	3.122	3 Month USD LIBOR	(46,688)	(46,688)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(43,718)	(43,718)
USD	786	12/17/44	3.085	3 Month USD LIBOR	(43,718)	(43,718)
USD	786	12/18/44	2.990	3 Month USD LIBOR	(36,083)	(36,083)
USD	786	12/18/44	3.015	3 Month USD LIBOR	(38,090)	(38,090)
USD	786	12/19/44	3.000	3 Month USD LIBOR	(36,879)	(36,879)
USD	786	12/24/44	3.040	3 Month USD LIBOR	(40,114)	(40,114)
USD	714	12/24/44	3.095	3 Month USD LIBOR	(40,449)	(40,449)
USD	714	12/24/44	3.070	3 Month USD LIBOR	(38,627)	(38,627)
USD	1,428	12/24/44	3.040	3 Month USD LIBOR	(72,879)	(72,879)
USD	572	01/14/45	2.815	3 Month USD LIBOR	(16,076)	(16,076)
USD	572	01/14/45	2.800	3 Month USD LIBOR	(15,201)	(15,201)
USD	353	01/15/45	2.717	3 Month USD LIBOR	(6,391)	(6,391)
USD	647	01/16/45	2.648	3 Month USD LIBOR	(7,172)	(7,172)
USD	516	01/21/45	2.655	3 Month USD LIBOR	(6,097)	(6,097)
USD	344	01/25/45	2.575	3 Month USD LIBOR	(1,256)	(1,256)
USD	344	01/28/45	2.703	3 Month USD LIBOR	(5,748)	(5,748)
USD	216	02/06/45	2.527	3 Month USD LIBOR	259	259
USD	215	02/20/45	2.820	3 Month USD LIBOR	(6,162)	(6,162)
USD	1,173	02/20/45	2.820	3 Month USD LIBOR	(33,618)	(33,618)
USD	938	02/25/45	2.889	3 Month USD LIBOR	(33,454)	(33,454)
USD	213	02/25/45	2.850	3 Month USD LIBOR	(6,757)	(6,757)
USD	333	02/25/45	2.827	3 Month USD LIBOR	(9,785)	(9,785)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared interest rate swaps—(concluded)

Notional amount (000)		Termination date	Payments made by the Portfolio(%)[10]	Payments received by the Portfolio(%)[10]	Value($)	Unrealized appreciation (depreciation)($)
USD	666	02/26/45	2.820	3 Month USD LIBOR	(19,092)	(19,092)
USD	666	03/04/45	2.764	3 Month USD LIBOR	(15,295)	(15,295)
USD	999	03/04/45	2.776	3 Month USD LIBOR	(24,172)	(24,172)
USD	1,332	03/05/45	2.836	3 Month USD LIBOR	(40,367)	(40,367)
USD	666	03/11/45	2.863	3 Month USD LIBOR	(22,022)	(22,022)
USD	666	03/11/45	2.956	3 Month USD LIBOR	(28,299)	(28,299)
USD	10,200	03/12/45	2.855	3 Month USD LIBOR	(231,948)	(231,948)
USD	666	03/13/45	2.830	3 Month USD LIBOR	(19,730)	(19,730)
USD	793	03/18/45	2.766	3 Month USD LIBOR	(18,355)	(18,355)
USD	2,763	06/08/45	3.100	3 Month USD LIBOR	(106,411)	(106,411)
USD	2,763	06/08/45	3.093	3 Month USD LIBOR	(105,093)	(105,093)
USD	5,525	06/11/45	3.098	3 Month USD LIBOR	(212,030)	(212,030)
USD	2,763	06/11/45	3.083	3 Month USD LIBOR	(103,379)	(103,379)
USD	4,144	06/11/45	3.138	3 Month USD LIBOR	(169,649)	(169,649)
USD	4,144	06/12/45	3.226	3 Month USD LIBOR	(192,827)	(192,827)
USD	1,500	06/15/45	3.180	3 Month USD LIBOR	(65,424)	(65,424)
USD	3,700	06/25/45	3.236	3 Month USD LIBOR	(174,515)	(174,515)
USD	3,800	06/26/45	3.252	3 Month USD LIBOR	(183,268)	(183,268)
USD	1,900	06/29/45	3.245	3 Month USD LIBOR	(90,971)	(90,971)
USD	1,400	07/02/45	3.208	3 Month USD LIBOR	(63,618)	(63,618)
USD	2,300	07/02/45	3.223	3 Month USD LIBOR	(106,600)	(106,600)
USD	500	07/02/45	3.250	3 Month USD LIBOR	(24,044)	(24,044)
USD	1,400	07/09/45	3.170	3 Month USD LIBOR	(60,219)	(60,219)
USD	3,405	04/21/46	2.434	3 Month USD LIBOR	8,770	8,770
USD	4,256	04/22/46	2.414	3 Month USD LIBOR	22,347	22,347
USD	3,405	04/25/46	2.527	3 Month USD LIBOR	(6,116)	(6,116)
USD	3,405	04/28/46	2.524	3 Month USD LIBOR	(5,506)	(5,506)
USD	2,554	04/28/46	2.538	3 Month USD LIBOR	(6,460)	(6,460)
USD	3,405	04/28/46	2.565	3 Month USD LIBOR	(14,182)	(14,182)
USD	2,270	04/29/46	2.568	3 Month USD LIBOR	(10,066)	(10,066)
USD	3,800	05/06/46	2.546	3 Month USD LIBOR	(16,763)	(16,763)
					(1,370,772)	(1,379,452)

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Centrally cleared credit default swap agreements—sell protection11

Referenced obligations[9]	Notional amount (000)		Termination date	Payments received by the Portfolio[10] (%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation($)	Credit spread(%)[12]
CDX North America High Yield 25 Index	USD	13,009	06/20/21	5.000	(179,066)	443,333	264,267	4.35
CDX Investment Grade Series 25 Index	USD	10,200	06/20/21	1.000	(94,179)	121,700	27,521	0.78
CDX Investment Grade Series 25 Index	USD	44,500	06/20/21	1.000	(395,372)	530,948	135,576	0.78
CDX Investment Grade Series 25 Index	USD	6,630	06/20/21	1.000	(56,590)	79,362	22,772	0.78
CDX Investment Grade Series 25 Index	USD	3,810	06/20/21	1.000	(34,551)	45,459	10,908	0.78
CDX Investment Grade Series 25 Index	USD	4,030	06/20/21	1.000	(32,129)	48,084	15,955	0.78
					(791,887)	1,268,886	476,999

Total return swap agreements7

Counterparty	Notional amount (000)		Termination date	Payments made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
BNP	USD	4,303	06/17/16	RU20INTR	3 Month USD LIBOR minus 62 bps	—	(163,463)	(163,463)
CITI	USD	2,185	09/06/16	IXRTR	1 Month USD LIBOR plus 31 bps	—	56,318	56,318
CITI	USD	1,766	09/06/16	IXRTR	1 Month USD LIBOR plus 31 bps	—	45,507	45,507
CITI	USD	2,516	09/06/16	IXRTR	1 Month USD LIBOR plus 31 bps	—	64,845	64,845
DB	USD	2,611	09/06/16	IXRTR	1 Month USD LIBOR plus 26 bps	—	67,203	67,203
DB	USD	2,753	09/06/16	IXRTR	1 Month USD LIBOR plus 29 bps	—	70,922	70,922
						—	141,332	141,332

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2016 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	274,271,174	—	—	274,271,174
Warrants	165,504	—	—	165,504
Investment companies	22,250,587	40,931,467	—	63,182,054
US government obligations	—	64,674,247	—	64,674,247
Corporate notes	—	20,073,133	—	20,073,133
Non-US government obligations	—	19,995,843	—	19,995,843
Time deposits	—	106,895,155	—	106,895,155
Short-term US government obligations	—	165,884,053	—	165,884,053
Repurchase agreement	—	46,533,000	—	46,533,000
Options purchased	3,224,134	62,789	—	3,286,923
Futures contracts	649,760	—	—	649,760
Forward foreign currency contracts	—	26,879,211	—	26,879,211
Swap agreements	—	11,725,249	—	11,725,249
Total	300,561,159	503,654,147	—	804,215,306

Liabilities
Investments sold short	(60,088,146)	—	—	(60,088,146)
Written options	(1,322,350)	(105,543)	—	(1,427,893)
Futures contracts	(4,978,434)	—	—	(4,978,434)
Forward foreign currency contracts	—	(30,522,849)	—	(30,522,849)
Swap agreements	—	(11,766,963)	—	(11,766,963)
Total	(66,388,430)	(42,395,355)	—	(108,784,285)

Portfolio footnotes

*	Non-income producing security.
†	Amount represents less than 0.005%.
1	Security, or portion thereof, pledged as collateral for investments sold short, written options or futures.
2

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At April 30, 2016, the value of these securities amounted to 2.36% of net assets.

3	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2016 and changes periodically.
4	Step bond that converts to the noted fixed rate at a designated future date.
5	Perpetual investment. Date shown reflects the next call date.
6	Rates shown is the discount rate at date of purchase.
7	Illiquid investments as of April 30, 2016.

PACE Select Advisors Trust

PACE Alternative Strategies Investments

Schedule of investments – April 30, 2016 (unaudited)

8

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the reference entity and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the reference entity is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Portfolio would owe the payoff amount when the realized price variance of the reference entity is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

9	Payments from/to the counterparty will be received/made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation.
10	Payments made/received are based on the notional amount.
11

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

12

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2016.

PACE Select Advisors Trust

Portfolio acronyms:

ABS	Asset-backed Security
ADR	American Depositary Receipt
ALM	Application Lifecycle Management
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2016.
ASX	Australian Securities Exchange
BHAC	Berkshire Hathaway Assurance Corporation
BOBL	Bundesobligationen
CAC	French Stock Market Index
CDO	Collateralized Debt Obligation
CDX	Compound Index
CLO	Collateralized Loan Obligation
CMBX	A series of indices designed to reflect the creditworthiness of commercial mortgage-backed securities
COFI	Cost of Funds Index
DAX	German Stock Index
DUS	Delegated Underwriting and Servicing Program
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Finnish Real Estate Management Federation
FTSE	London Stock Exchange Index
FTSE MIB	Italian National Stock Exchange Index
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IBEX	Spanish Exchange Index
IOS.FN	Synthetic total return swap index series referencing the interest and principial components of agency pools
JGB	Japan Government Bond
JSC	Joint Stock Company
KOSPI	Korea Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NATL-RE	National Reinsurance
NIKKEI	Tokyo Stock Exchange Index
OJSC	Open Joint Stock Company
OMX	Stockholm Stock Exchange
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RU20INTR	Russell 2000 Total Return Index
SBA	Small Business Administration
S&P	Standard and Poor’s
SCSDE	South Carolina School District Enhancement
SGX	Singapore Stock eXchange
SPDR	Standard and Poor’s Depository Receipts
SPI	Swiss Performance Index
STOXX	A series of market indexes that are representative of the European and global markets.
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIAA	Teachers Insurance and Annuity Association
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

TOPIX	Tokyo Stock Price Index

PACE Select Advisors Trust

Currency type abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:

BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSB	Goldman Sachs Bank USA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SG	Societe Generale
SSC	State Street Bank and Trust Co.

PACE Select Advisors Trust

Each Portfolio calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Portfolio’s net asset value per share will be calculated as of the time trading was halted.

PACE Government Money Market Investments’ net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. PACE Government Money Market Investments values its securities at amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

Each Portfolio (other than PACE Government Money Market Investments) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the board of trustees (the “board”).

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily closing net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian and accounting agent. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges are normally valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price.

The board has delegated to the UBS Asset Management (Americas) Inc. Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Portfolios’ holdings. The GVC is comprised of representatives of management, including members of the investment team. The GVC provides reports to the board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of securities valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by an independent third party.

Each Portfolio expects to price most of its portfolio holdings based on current market value, as discussed previously. Investments for which market quotations are not readily available may be valued based upon appraisals received from a pricing service using a computerized evaluation system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. If a Portfolio concludes that a market quotation is not readily available for a portfolio investment for any number of reasons, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), after the close of trading in its principal domestic or foreign market but before the close of regular trading on the NYSE, the Portfolio will use fair value methods to reflect those events. This policy is intended to assure that each Portfolio’s net asset value fairly reflects the value of its portfolio holdings as of the time of pricing. PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in investments being transferred between Level 1 and Level 2 of the fair value hierarchy at reporting period ends. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. (“UBS AM”), the investment manager of the Portfolios.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Swaps and other OTC derivatives are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the board.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2— Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Portfolio’s Schedule of investments.

For more information regarding the Portfolios’ other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated January 31, 2016.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	June 29, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2016